Schedule III Real Estate and Accumulated Depreciation (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 3,228,461,000
Land	1,379,453,000
Buildings, Fixtures and Improvements	5,303,260,000
Costs Capitalized Subsequent to Acquisition	9,610,000
Gross Amount	6,692,323,000	[1],[2]	1,684,115,000
Accumulated Depreciation	205,941,000	[3],[4]	45,050,000
Secured Debt	1,301,114,000		265,118,000
Depreciation expense	160,891,000
Maximum borrowing capacity	1,900,000,000
Finite-Lived Intangible Assets, Accumulated Amortization	48,100,000
Acquired intangible lease assets	758,376,000		221,153,000
Tax Basis of Land, Buildings and Improvements	5,100,000
24 Hour Fitness, Woodlands, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	2,690,000
Buildings, Fixtures and Improvements	8,312,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	11,002,000	[1],[2]
Accumulated Depreciation	146,000	[3],[4]
7-Eleven, Sarasota, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	1,312,000
Buildings, Fixtures and Improvements	1,312,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,624,000	[1],[2]
Accumulated Depreciation	80,000	[3],[4]
7-Eleven, Gloucester, VA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	144,000
Buildings, Fixtures and Improvements	578,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	722,000	[1],[2]
Accumulated Depreciation	32,000	[3],[4]
7-Eleven, Hampton, VA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	69,000
Buildings, Fixtures and Improvements	624,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	693,000	[1],[2]
Accumulated Depreciation	35,000	[3],[4]
7-Eleven, Hampton, VA I [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	161,000
Buildings, Fixtures and Improvements	644,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	805,000	[1],[2]
Accumulated Depreciation	36,000	[3],[4]
Abbott Laboratories, Waukegan, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	13,649,000
Land	4,734,000
Buildings, Fixtures and Improvements	21,319,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	26,053,000	[1],[2]
Accumulated Depreciation	193,000	[3],[4]
Abbott Laboratories, Columbus, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[6]
Land	800,000
Buildings, Fixtures and Improvements	11,385,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	12,185,000	[1],[2]
Accumulated Depreciation	122,000	[3],[4]
Academy Sports, Fayetteville, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,900,000
Buildings, Fixtures and Improvements	7,601,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	9,501,000	[1],[2]
Accumulated Depreciation	534,000	[3],[4]
Academy Sports, Dalton, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	998,000
Buildings, Fixtures and Improvements	5,656,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	6,654,000	[1],[2]
Accumulated Depreciation	331,000	[3],[4]
Advance Auto, Birmingham, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	330,000
Buildings, Fixtures and Improvements	494,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	824,000	[1],[2]
Accumulated Depreciation	23,000	[3],[4]
Advance Auto, Birmingham, AL I [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	455,000
Buildings, Fixtures and Improvements	373,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	828,000	[1],[2]
Accumulated Depreciation	17,000	[3],[4]
Advance Auto, Calera, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	723,000
Buildings, Fixtures and Improvements	723,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,446,000	[1],[2]
Accumulated Depreciation	41,000	[3],[4]
Advance Auto, Dothan, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	326,000
Buildings, Fixtures and Improvements	326,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	652,000	[1],[2]
Accumulated Depreciation	18,000	[3],[4]
Advance Auto, Enterprise, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	280,000
Buildings, Fixtures and Improvements	420,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	700,000	[1],[2]
Accumulated Depreciation	24,000	[3],[4]
Advance Auto, Albany, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	210,000
Buildings, Fixtures and Improvements	629,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	839,000	[1],[2]
Accumulated Depreciation	35,000	[3],[4]
Advance Auto, Cairo, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	140,000
Buildings, Fixtures and Improvements	326,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	466,000	[1],[2]
Accumulated Depreciation	18,000	[3],[4]
Advance Auto, Hazlehurst, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	113,000
Buildings, Fixtures and Improvements	451,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	564,000	[1],[2]
Accumulated Depreciation	25,000	[3],[4]
Advance Auto, Hinesville, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	352,000
Buildings, Fixtures and Improvements	430,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	782,000	[1],[2]
Accumulated Depreciation	24,000	[3],[4]
Advance Auto, Perry, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	209,000
Buildings, Fixtures and Improvements	487,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	696,000	[1],[2]
Accumulated Depreciation	27,000	[3],[4]
Advance Auto, Thomasville, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	251,000
Buildings, Fixtures and Improvements	377,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	628,000	[1],[2]
Accumulated Depreciation	21,000	[3],[4]
Advance Auto, Auburn, IN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	337,000
Buildings, Fixtures and Improvements	1,347,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,684,000	[1],[2]
Accumulated Depreciation	132,000	[3],[4]
Advance Auto, Clinton, IN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	182,000
Buildings, Fixtures and Improvements	729,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	911,000	[1],[2]
Accumulated Depreciation	24,000	[3],[4]
Advance Auto, Fort Wayne, IN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	193,000
Buildings, Fixtures and Improvements	450,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	643,000	[1],[2]
Accumulated Depreciation	21,000	[3],[4]
Advance Auto, Fort Wayne, IN I [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	200,000
Buildings, Fixtures and Improvements	371,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	571,000	[1],[2]
Accumulated Depreciation	17,000	[3],[4]
Advance Auto, Salina, KS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	195,000
Buildings, Fixtures and Improvements	782,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	977,000	[1],[2]
Accumulated Depreciation	29,000	[3],[4]
Advance Auto, Barbournville, KY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	194,000
Buildings, Fixtures and Improvements	1,098,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,292,000	[1],[2]
Accumulated Depreciation	46,000	[3],[4]
Advance Auto, Bardstown, KY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	272,000
Buildings, Fixtures and Improvements	1,090,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,362,000	[1],[2]
Accumulated Depreciation	66,000	[3],[4]
Advance Auto, Brandenburg, KY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	186,000
Buildings, Fixtures and Improvements	742,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	928,000	[1],[2]
Accumulated Depreciation	45,000	[3],[4]
Advance Auto, Hardinsburg, KY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	94,000
Buildings, Fixtures and Improvements	845,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	939,000	[1],[2]
Accumulated Depreciation	51,000	[3],[4]
Advance Auto, Inez, KY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	130,000
Buildings, Fixtures and Improvements	1,174,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,304,000	[1],[2]
Accumulated Depreciation	88,000	[3],[4]
Advance Auto, Leitchfield, KY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	104,000
Buildings, Fixtures and Improvements	939,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,043,000	[1],[2]
Accumulated Depreciation	57,000	[3],[4]
Advance Auto, West Liberty, KY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	249,000
Buildings, Fixtures and Improvements	996,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,245,000	[1],[2]
Accumulated Depreciation	42,000	[3],[4]
Advance Auto, Rayne, LA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	122,000
Buildings, Fixtures and Improvements	490,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	612,000	[1],[2]
Accumulated Depreciation	16,000	[3],[4]
Advance Auto, Caro, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[7]
Land	117,000
Buildings, Fixtures and Improvements	665,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	782,000	[1],[2]
Accumulated Depreciation	78,000	[3],[4]
Advance Auto, Charlotte, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[7]
Land	123,000
Buildings, Fixtures and Improvements	697,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	820,000	[1],[2]
Accumulated Depreciation	82,000	[3],[4]
Advance Auto, Flint, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[7]
Land	133,000
Buildings, Fixtures and Improvements	534,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	667,000	[1],[2]
Accumulated Depreciation	62,000	[3],[4]
Advance Auto, Livonia, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	210,000
Buildings, Fixtures and Improvements	629,000
Costs Capitalized Subsequent to Acquisition	14,000
Gross Amount	853,000	[1],[2]
Accumulated Depreciation	74,000	[3],[4]
Advance Auto, Manistee, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[7]
Land	348,000
Buildings, Fixtures and Improvements	1,043,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,391,000	[1],[2]
Accumulated Depreciation	44,000	[3],[4]
Advance Auto, Sault Ste. Marie, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	75,000
Buildings, Fixtures and Improvements	671,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	746,000	[1],[2]
Accumulated Depreciation	78,000	[3],[4]
Advance Auto, Ypsilanti, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[7]
Land	85,000
Buildings, Fixtures and Improvements	483,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	568,000	[1],[2]
Accumulated Depreciation	57,000	[3],[4]
Advance Auto, Eden, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[7]
Land	320,000
Buildings, Fixtures and Improvements	746,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,066,000	[1],[2]
Accumulated Depreciation	17,000	[3],[4]
Advance Auto, Granite Falls, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[7]
Land	251,000
Buildings, Fixtures and Improvements	1,005,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,256,000	[1],[2]
Accumulated Depreciation	80,000	[3],[4]
Advance Auto, Lakewood, NJ [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[7]
Land	750,000
Buildings, Fixtures and Improvements	1,750,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,500,000	[1],[2]
Accumulated Depreciation	131,000	[3],[4]
Advance Auto, Woodbury, NJ [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[7]
Land	446,000
Buildings, Fixtures and Improvements	1,784,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,230,000	[1],[2]
Accumulated Depreciation	150,000	[3],[4]
Advance Auto, Eaton, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	157,000
Buildings, Fixtures and Improvements	471,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	628,000	[1],[2]
Accumulated Depreciation	15,000	[3],[4]
Advance Auto, Franklin, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	218,000
Buildings, Fixtures and Improvements	873,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,091,000	[1],[2]
Accumulated Depreciation	69,000	[3],[4]
Advance Auto, Springfield, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	461,000
Buildings, Fixtures and Improvements	1,075,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,536,000	[1],[2]
Accumulated Depreciation	60,000	[3],[4]
Advance Auto, Van Wert, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	33,000
Buildings, Fixtures and Improvements	630,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	663,000	[1],[2]
Accumulated Depreciation	21,000	[3],[4]
Advance Auto, Warren, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	83,000
Buildings, Fixtures and Improvements	745,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	828,000	[1],[2]
Accumulated Depreciation	73,000	[3],[4]
Advance Auto, Oklahoma City, OK [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	208,000
Buildings, Fixtures and Improvements	1,178,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,386,000	[1],[2]
Accumulated Depreciation	94,000	[3],[4]
Advance Auto, Chambersburg, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	553,000
Buildings, Fixtures and Improvements	830,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,383,000	[1],[2]
Accumulated Depreciation	39,000	[3],[4]
Advance Auto, Selinsgrove, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	99,000
Buildings, Fixtures and Improvements	891,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	990,000	[1],[2]
Accumulated Depreciation	29,000	[3],[4]
Advance Auto, Titusville, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	207,000
Buildings, Fixtures and Improvements	1,172,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,379,000	[1],[2]
Accumulated Depreciation	71,000	[3],[4]
Advance Auto, Chapin, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	395,000
Buildings, Fixtures and Improvements	922,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,317,000	[1],[2]
Accumulated Depreciation	78,000	[3],[4]
Advance Auto, Chesterfield, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	131,000
Buildings, Fixtures and Improvements	745,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	876,000	[1],[2]
Accumulated Depreciation	63,000	[3],[4]
Advance Auto, Greenwood, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	210,000
Buildings, Fixtures and Improvements	630,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	840,000	[1],[2]
Accumulated Depreciation	65,000	[3],[4]
Advance Auto, Sweetwater, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	360,000
Buildings, Fixtures and Improvements	839,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,199,000	[1],[2]
Accumulated Depreciation	51,000	[3],[4]
Advance Auto, Alton, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	169,000
Buildings, Fixtures and Improvements	958,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,127,000	[1],[2]
Accumulated Depreciation	63,000	[3],[4]
Advance Auto, Houston, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[8]
Land	248,000
Buildings, Fixtures and Improvements	991,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,239,000	[1],[2]
Accumulated Depreciation	125,000	[3],[4]
Advance Auto, Houston, TX I [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[8]
Land	343,000
Buildings, Fixtures and Improvements	1,029,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,372,000	[1],[2]
Accumulated Depreciation	130,000	[3],[4]
Advance Auto, Houston, TX II [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	837,000
Buildings, Fixtures and Improvements	685,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,522,000	[1],[2]
Accumulated Depreciation	51,000	[3],[4]
Advance Auto, Pasadena, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	382,000
Buildings, Fixtures and Improvements	1,146,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,528,000	[1],[2]
Accumulated Depreciation	97,000	[3],[4]
Advance Auto, Fort Atkinson, WI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	353,000
Buildings, Fixtures and Improvements	824,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,177,000	[1],[2]
Accumulated Depreciation	15,000	[3],[4]
Advance Auto, Kenosha, WI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	569,000
Buildings, Fixtures and Improvements	465,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,034,000	[1],[2]
Accumulated Depreciation	22,000	[3],[4]
Advance Auto, St. Marys, WY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	309,000
Buildings, Fixtures and Improvements	928,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,237,000	[1],[2]
Accumulated Depreciation	52,000	[3],[4]
Aetna Life Insurance Company, Fresno, CA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	16,043,000
Land	3,405,000
Buildings, Fixtures and Improvements	22,343,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	25,748,000	[1],[2]
Accumulated Depreciation	207,000	[3],[4]
Ale House, Orlando, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	290,000
Buildings, Fixtures and Improvements	3,647,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,937,000	[1],[2]
Accumulated Depreciation	105,000	[3],[4]
Ale House, Orlando, FL I [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	270,000
Buildings, Fixtures and Improvements	3,668,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,938,000	[1],[2]
Accumulated Depreciation	105,000	[3],[4]
Ale House, Saint Petersburg, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	930,000
Buildings, Fixtures and Improvements	3,116,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	4,046,000	[1],[2]
Accumulated Depreciation	89,000	[3],[4]
Allstate Insurance Company, Charlotte, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	18,846,000
Land	8,320,000
Buildings, Fixtures and Improvements	23,409,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	31,729,000	[1],[2]
Accumulated Depreciation	265,000	[3],[4]
Allstate Insurance Company, Roanoke, VA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	20,064,000
Land	6,176,000
Buildings, Fixtures and Improvements	27,085,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	33,261,000	[1],[2]
Accumulated Depreciation	281,000	[3],[4]
AMCOR, Alhambra, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	7,143,000
Buildings, Fixtures and Improvements	8,730,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	15,873,000	[1],[2]
Accumulated Depreciation	488,000	[3],[4]
AMEC plc, Houston, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	15,765,000
Land	2,524,000
Buildings, Fixtures and Improvements	30,398,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	32,922,000	[1],[2]
Accumulated Depreciation	255,000	[3],[4]
Ameriprise, Ashwaubenon, WI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	751,000
Buildings, Fixtures and Improvements	14,260,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	15,011,000	[1],[2]
Accumulated Depreciation	631,000	[3],[4]
AON Corporation, Lincolnshire, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	5,337,000
Buildings, Fixtures and Improvements	124,776,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	130,113,000	[1],[2]
Accumulated Depreciation	7,297,000	[3],[4]
Applebee's, Clinton, IA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	490,000
Buildings, Fixtures and Improvements	1,184,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,674,000	[1],[2]
Accumulated Depreciation	34,000	[3],[4]
Applebee's, Fort Dodge, IA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	0
Buildings, Fixtures and Improvements	1,363,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,363,000	[1],[2]
Accumulated Depreciation	39,000	[3],[4]
Applebee's, Marshalltown, IA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	660,000
Buildings, Fixtures and Improvements	1,175,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,835,000	[1],[2]
Accumulated Depreciation	34,000	[3],[4]
Applebee's, Mason City, IA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	340,000
Buildings, Fixtures and Improvements	1,495,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,835,000	[1],[2]
Accumulated Depreciation	43,000	[3],[4]
Applebee's, Muscatine, IA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	330,000
Buildings, Fixtures and Improvements	1,266,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,596,000	[1],[2]
Accumulated Depreciation	36,000	[3],[4]
Applebee's, Sterling, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	390,000
Buildings, Fixtures and Improvements	1,291,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,681,000	[1],[2]
Accumulated Depreciation	37,000	[3],[4]
Applebee's, Hopkinsville, KY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	460,000
Buildings, Fixtures and Improvements	1,265,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,725,000	[1],[2]
Accumulated Depreciation	36,000	[3],[4]
Applebee's, Greenville, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	600,000
Buildings, Fixtures and Improvements	2,166,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,766,000	[1],[2]
Accumulated Depreciation	62,000	[3],[4]
Applebee's, Antioch, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	470,000
Buildings, Fixtures and Improvements	878,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,348,000	[1],[2]
Accumulated Depreciation	25,000	[3],[4]
Applebee's, Clarksville, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	570,000
Buildings, Fixtures and Improvements	1,729,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,299,000	[1],[2]
Accumulated Depreciation	50,000	[3],[4]
Applebee's, Columbia, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	590,000
Buildings, Fixtures and Improvements	1,823,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,413,000	[1],[2]
Accumulated Depreciation	52,000	[3],[4]
Applebee's, Cookeville, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	410,000
Buildings, Fixtures and Improvements	1,128,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,538,000	[1],[2]
Accumulated Depreciation	32,000	[3],[4]
Applebee's, Hermitage, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	530,000
Buildings, Fixtures and Improvements	1,491,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,021,000	[1],[2]
Accumulated Depreciation	43,000	[3],[4]
Applebee's, Lebanon, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	460,000
Buildings, Fixtures and Improvements	1,120,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,580,000	[1],[2]
Accumulated Depreciation	32,000	[3],[4]
Applebee's, Madison, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	460,000
Buildings, Fixtures and Improvements	772,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,232,000	[1],[2]
Accumulated Depreciation	22,000	[3],[4]
Arby's, Arab, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	40,000
Buildings, Fixtures and Improvements	887,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	927,000	[1],[2]
Accumulated Depreciation	25,000	[3],[4]
Arby's, Hampton Cove, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	310,000
Buildings, Fixtures and Improvements	986,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,296,000	[1],[2]
Accumulated Depreciation	27,000	[3],[4]
Arby's, Sacramento, CA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	520,000
Buildings, Fixtures and Improvements	195,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	715,000	[1],[2]
Accumulated Depreciation	5,000	[3],[4]
Arby's, Arvada, CO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	190,000
Buildings, Fixtures and Improvements	1,465,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,655,000	[1],[2]
Accumulated Depreciation	41,000	[3],[4]
Arby's, Orange Park, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	420,000
Buildings, Fixtures and Improvements	1,256,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,676,000	[1],[2]
Accumulated Depreciation	35,000	[3],[4]
Arby's, Canton, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	370,000
Buildings, Fixtures and Improvements	1,200,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,570,000	[1],[2]
Accumulated Depreciation	33,000	[3],[4]
Arby's, Douglasville, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	370,000
Buildings, Fixtures and Improvements	1,692,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,062,000	[1],[2]
Accumulated Depreciation	47,000	[3],[4]
Arby's, Suwanee, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	370,000
Buildings, Fixtures and Improvements	1,561,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,931,000	[1],[2]
Accumulated Depreciation	43,000	[3],[4]
Arby's, Avon, IN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	500,000
Buildings, Fixtures and Improvements	812,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,312,000	[1],[2]
Accumulated Depreciation	22,000	[3],[4]
Arby's, Indianapolis, IN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	530,000
Buildings, Fixtures and Improvements	1,236,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,766,000	[1],[2]
Accumulated Depreciation	34,000	[3],[4]
Arby's, Indianapolis, IN I [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	370,000
Buildings, Fixtures and Improvements	1,130,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,500,000	[1],[2]
Accumulated Depreciation	31,000	[3],[4]
Arby's, Kansas City, KS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	280,000
Buildings, Fixtures and Improvements	364,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	644,000	[1],[2]
Accumulated Depreciation	10,000	[3],[4]
Arby's, Salina, KS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	540,000
Buildings, Fixtures and Improvements	300,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	840,000	[1],[2]
Accumulated Depreciation	8,000	[3],[4]
Arby's, Topeka, KS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	240,000
Buildings, Fixtures and Improvements	291,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	531,000	[1],[2]
Accumulated Depreciation	8,000	[3],[4]
Arby's, Topeka, KS I [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	270,000
Buildings, Fixtures and Improvements	433,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	703,000	[1],[2]
Accumulated Depreciation	12,000	[3],[4]
Arby's, Alma, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	380,000
Buildings, Fixtures and Improvements	408,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	788,000	[1],[2]
Accumulated Depreciation	11,000	[3],[4]
Arby's, Chesterfield, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	210,000
Buildings, Fixtures and Improvements	841,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,051,000	[1],[2]
Accumulated Depreciation	23,000	[3],[4]
Arby's, Davison, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	420,000
Buildings, Fixtures and Improvements	631,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,051,000	[1],[2]
Accumulated Depreciation	17,000	[3],[4]
Arby's, Flint, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	110,000
Buildings, Fixtures and Improvements	1,422,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,532,000	[1],[2]
Accumulated Depreciation	39,000	[3],[4]
Arby's, Flint, MI I [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	230,000
Buildings, Fixtures and Improvements	1,428,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,658,000	[1],[2]
Accumulated Depreciation	40,000	[3],[4]
Arby's, Midland, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	340,000
Buildings, Fixtures and Improvements	753,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,093,000	[1],[2]
Accumulated Depreciation	21,000	[3],[4]
Arby's, Pontiac, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	180,000
Buildings, Fixtures and Improvements	962,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,142,000	[1],[2]
Accumulated Depreciation	27,000	[3],[4]
Arby's, Port Huron, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	210,000
Buildings, Fixtures and Improvements	868,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,078,000	[1],[2]
Accumulated Depreciation	24,000	[3],[4]
Arby's, Saginaw, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	310,000
Buildings, Fixtures and Improvements	1,110,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,420,000	[1],[2]
Accumulated Depreciation	31,000	[3],[4]
Arby's, South Haven, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	260,000
Buildings, Fixtures and Improvements	573,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	833,000	[1],[2]
Accumulated Depreciation	16,000	[3],[4]
Arby's, Walker, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	360,000
Buildings, Fixtures and Improvements	1,002,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,362,000	[1],[2]
Accumulated Depreciation	28,000	[3],[4]
Arby's, Fayetteville, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	420,000
Buildings, Fixtures and Improvements	2,001,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,421,000	[1],[2]
Accumulated Depreciation	55,000	[3],[4]
Arby's, Greensboro, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	300,000
Buildings, Fixtures and Improvements	906,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,206,000	[1],[2]
Accumulated Depreciation	25,000	[3],[4]
Arby's, Greenville, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	310,000
Buildings, Fixtures and Improvements	681,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	991,000	[1],[2]
Accumulated Depreciation	19,000	[3],[4]
Arby's, Jonesville, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	350,000
Buildings, Fixtures and Improvements	908,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,258,000	[1],[2]
Accumulated Depreciation	25,000	[3],[4]
Arby's, Kernersville, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	280,000
Buildings, Fixtures and Improvements	774,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,054,000	[1],[2]
Accumulated Depreciation	21,000	[3],[4]
Arby's, Kinston, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	350,000
Buildings, Fixtures and Improvements	832,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,182,000	[1],[2]
Accumulated Depreciation	23,000	[3],[4]
Arby's, Lexington, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	360,000
Buildings, Fixtures and Improvements	873,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,233,000	[1],[2]
Accumulated Depreciation	24,000	[3],[4]
Arby's, Columbus, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	400,000
Buildings, Fixtures and Improvements	1,155,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,555,000	[1],[2]
Accumulated Depreciation	32,000	[3],[4]
Arby's, Reynoldsburg, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	370,000
Buildings, Fixtures and Improvements	945,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,315,000	[1],[2]
Accumulated Depreciation	26,000	[3],[4]
Arby's, Willard, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	230,000
Buildings, Fixtures and Improvements	599,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	829,000	[1],[2]
Accumulated Depreciation	17,000	[3],[4]
Arby's, Allentown, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	600,000
Buildings, Fixtures and Improvements	1,652,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,252,000	[1],[2]
Accumulated Depreciation	46,000	[3],[4]
Arby's, Carlisle, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	200,000
Buildings, Fixtures and Improvements	472,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	672,000	[1],[2]
Accumulated Depreciation	13,000	[3],[4]
Arby's, Hanover, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	400,000
Buildings, Fixtures and Improvements	921,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,321,000	[1],[2]
Accumulated Depreciation	26,000	[3],[4]
Arby's, Myrtle Beach, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	370,000
Buildings, Fixtures and Improvements	1,132,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,502,000	[1],[2]
Accumulated Depreciation	31,000	[3],[4]
Arby's, Amarillo, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	260,000
Buildings, Fixtures and Improvements	627,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	887,000	[1],[2]
Accumulated Depreciation	17,000	[3],[4]
AT&T, Richardson, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	20,224,000
Land	1,891,000
Buildings, Fixtures and Improvements	31,118,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	33,009,000	[1],[2]
Accumulated Depreciation	262,000	[3],[4]
Auto Zone, Chicago, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	698,000
Buildings, Fixtures and Improvements	1,047,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,745,000	[1],[2]
Accumulated Depreciation	39,000	[3],[4]
Bandana's Bar-B-Q Restaurant, Collinsville, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	340,000
Buildings, Fixtures and Improvements	627,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	967,000	[1],[2]
Accumulated Depreciation	18,000	[3],[4]
Bandana's Bar-B-Q Restaurant, Arnold, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	460,000
Buildings, Fixtures and Improvements	433,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	893,000	[1],[2]
Accumulated Depreciation	12,000	[3],[4]
Baxter International, Inc., Bloomington, IN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[6]
Land	1,310,000
Buildings, Fixtures and Improvements	8,216,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	9,526,000	[1],[2]
Accumulated Depreciation	84,000	[3],[4]
Bed Bath & Beyond, Stockton, CA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	2,761,000
Buildings, Fixtures and Improvements	52,454,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	55,215,000	[1],[2]
Accumulated Depreciation	4,266,000	[3],[4]
Big O Tires, Los Lunas, NM [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	316,000
Buildings, Fixtures and Improvements	1,265,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,581,000	[1],[2]
Accumulated Depreciation	116,000	[3],[4]
BJ's Wholesale Club, Canton, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	456,000
Buildings, Fixtures and Improvements	8,668,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	9,124,000	[1],[2]
Accumulated Depreciation	507,000	[3],[4]
Black Angus, Dublin, CA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	620,000
Buildings, Fixtures and Improvements	2,467,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,087,000	[1],[2]
Accumulated Depreciation	71,000	[3],[4]
Bojangles, Winder, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	645,000
Buildings, Fixtures and Improvements	1,198,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,843,000	[1],[2]
Accumulated Depreciation	120,000	[3],[4]
Bojangles, Biscoe, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	247,000
Buildings, Fixtures and Improvements	986,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,233,000	[1],[2]
Accumulated Depreciation	75,000	[3],[4]
Bojangles, Boone, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	278,000
Buildings, Fixtures and Improvements	833,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,111,000	[1],[2]
Accumulated Depreciation	83,000	[3],[4]
Bojangles, Dobson, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	251,000
Buildings, Fixtures and Improvements	1,004,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,255,000	[1],[2]
Accumulated Depreciation	100,000	[3],[4]
Bojangles, Indian Trail, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	655,000
Buildings, Fixtures and Improvements	1,217,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,872,000	[1],[2]
Accumulated Depreciation	121,000	[3],[4]
Bojangles, Morganton, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	566,000
Buildings, Fixtures and Improvements	1,321,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,887,000	[1],[2]
Accumulated Depreciation	132,000	[3],[4]
Bojangles, Roanoke Rapids, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	442,000
Buildings, Fixtures and Improvements	1,032,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,474,000	[1],[2]
Accumulated Depreciation	103,000	[3],[4]
Bojangles, Southport, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	505,000
Buildings, Fixtures and Improvements	1,179,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,684,000	[1],[2]
Accumulated Depreciation	118,000	[3],[4]
Bojangles, Chapin, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	577,000
Buildings, Fixtures and Improvements	1,071,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,648,000	[1],[2]
Accumulated Depreciation	107,000	[3],[4]
Bojangles, Clinton, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	397,000
Buildings, Fixtures and Improvements	926,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,323,000	[1],[2]
Accumulated Depreciation	92,000	[3],[4]
Bojangles, Greenwood, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	440,000
Buildings, Fixtures and Improvements	1,320,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,760,000	[1],[2]
Accumulated Depreciation	77,000	[3],[4]
Bojangles, Moncks Corner, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	505,000
Buildings, Fixtures and Improvements	1,179,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,684,000	[1],[2]
Accumulated Depreciation	90,000	[3],[4]
Bojangles, Walterboro, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	454,000
Buildings, Fixtures and Improvements	1,363,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,817,000	[1],[2]
Accumulated Depreciation	104,000	[3],[4]
Boston Market, Indianapolis, IN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	930,000
Buildings, Fixtures and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	930,000	[1],[2]
Accumulated Depreciation	0	[3],[4]
Boston Market, Indianapolis, IN, I [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	410,000
Buildings, Fixtures and Improvements	1,070,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,480,000	[1],[2]
Accumulated Depreciation	30,000	[3],[4]
Boston Market, Fayetteville, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	460,000
Buildings, Fixtures and Improvements	1,520,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,980,000	[1],[2]
Accumulated Depreciation	42,000	[3],[4]
Boston Market, Raleigh, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	280,000
Buildings, Fixtures and Improvements	1,015,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,295,000	[1],[2]
Accumulated Depreciation	28,000	[3],[4]
Brangus Steakhouse, Jasper, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	140,000
Buildings, Fixtures and Improvements	219,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	359,000	[1],[2]
Accumulated Depreciation	6,000	[3],[4]
Bruegger's Bagels, Iowa City, IA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	40,000
Buildings, Fixtures and Improvements	379,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	419,000	[1],[2]
Accumulated Depreciation	10,000	[3],[4]
Bruegger's Bagels, Raleigh, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	230,000
Buildings, Fixtures and Improvements	654,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	884,000	[1],[2]
Accumulated Depreciation	18,000	[3],[4]
Buca di Beppo Italian, Wheeling, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	450,000
Buildings, Fixtures and Improvements	1,272,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,722,000	[1],[2]
Accumulated Depreciation	36,000	[3],[4]
Buca di Beppo Italian, Westlake, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	370,000
Buildings, Fixtures and Improvements	887,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,257,000	[1],[2]
Accumulated Depreciation	25,000	[3],[4]
Bunge North America, Inc., Fort Worth, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	6,262,000
Land	1,100,000
Buildings, Fixtures and Improvements	8,433,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	9,533,000	[1],[2]
Accumulated Depreciation	76,000	[3],[4]
Burger King, Tucson, AZ [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	300,000
Buildings, Fixtures and Improvements	1,307,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,607,000	[1],[2]
Accumulated Depreciation	36,000	[3],[4]
Burger King, Atlanta, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	380,000
Buildings, Fixtures and Improvements	499,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	879,000	[1],[2]
Accumulated Depreciation	14,000	[3],[4]
Burger King, Fort Oglethorpe, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	170,000
Buildings, Fixtures and Improvements	2,175,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,345,000	[1],[2]
Accumulated Depreciation	60,000	[3],[4]
Burger King, Marietta, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	350,000
Buildings, Fixtures and Improvements	916,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,266,000	[1],[2]
Accumulated Depreciation	25,000	[3],[4]
Burger King, Chicago, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	580,000
Buildings, Fixtures and Improvements	1,413,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,993,000	[1],[2]
Accumulated Depreciation	39,000	[3],[4]
Burger King, Highland, IN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	410,000
Buildings, Fixtures and Improvements	992,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,402,000	[1],[2]
Accumulated Depreciation	27,000	[3],[4]
Burger King, Madisonville, KY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	550,000
Buildings, Fixtures and Improvements	1,067,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,617,000	[1],[2]
Accumulated Depreciation	30,000	[3],[4]
Burger King, Caribou, ME [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	770,000
Buildings, Fixtures and Improvements	440,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,210,000	[1],[2]
Accumulated Depreciation	12,000	[3],[4]
Burger King, Grand Rapids, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	490,000
Buildings, Fixtures and Improvements	545,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,035,000	[1],[2]
Accumulated Depreciation	15,000	[3],[4]
Burger King, Grand Rapids, MI I [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	260,000
Buildings, Fixtures and Improvements	780,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,040,000	[1],[2]
Accumulated Depreciation	22,000	[3],[4]
Burger King, Holland, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	420,000
Buildings, Fixtures and Improvements	707,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,127,000	[1],[2]
Accumulated Depreciation	20,000	[3],[4]
Burger King, Sparta, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	640,000
Buildings, Fixtures and Improvements	570,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,210,000	[1],[2]
Accumulated Depreciation	16,000	[3],[4]
Burger King, Walled Lake, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	470,000
Buildings, Fixtures and Improvements	433,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	903,000	[1],[2]
Accumulated Depreciation	12,000	[3],[4]
Burger King, Durham, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	170,000
Buildings, Fixtures and Improvements	352,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	522,000	[1],[2]
Accumulated Depreciation	10,000	[3],[4]
Burger King, Rockingham, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	430,000
Buildings, Fixtures and Improvements	1,171,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,601,000	[1],[2]
Accumulated Depreciation	32,000	[3],[4]
Burger King, Edison, NJ [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	480,000
Buildings, Fixtures and Improvements	1,075,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,555,000	[1],[2]
Accumulated Depreciation	30,000	[3],[4]
Burger King, Manahawkin, NJ [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	310,000
Buildings, Fixtures and Improvements	748,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,058,000	[1],[2]
Accumulated Depreciation	21,000	[3],[4]
Burger King, Elko, NV [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	260,000
Buildings, Fixtures and Improvements	1,001,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,261,000	[1],[2]
Accumulated Depreciation	28,000	[3],[4]
Burger King, Albany, NY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	330,000
Buildings, Fixtures and Improvements	850,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,180,000	[1],[2]
Accumulated Depreciation	24,000	[3],[4]
Burger King, Central Square, NY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	500,000
Buildings, Fixtures and Improvements	1,189,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,689,000	[1],[2]
Accumulated Depreciation	33,000	[3],[4]
Burger King, Cohoes, NY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	270,000
Buildings, Fixtures and Improvements	563,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	833,000	[1],[2]
Accumulated Depreciation	16,000	[3],[4]
Burger King, Montgomery, NY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	480,000
Buildings, Fixtures and Improvements	1,042,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,522,000	[1],[2]
Accumulated Depreciation	29,000	[3],[4]
Burger King, Schenectady, NY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	380,000
Buildings, Fixtures and Improvements	936,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,316,000	[1],[2]
Accumulated Depreciation	26,000	[3],[4]
Burger King, Willoughby, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	410,000
Buildings, Fixtures and Improvements	1,005,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,415,000	[1],[2]
Accumulated Depreciation	28,000	[3],[4]
Burger King, Ardmore, OK [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	270,000
Buildings, Fixtures and Improvements	1,023,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,293,000	[1],[2]
Accumulated Depreciation	28,000	[3],[4]
Burger King, Corvallis, OR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	170,000
Buildings, Fixtures and Improvements	195,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	365,000	[1],[2]
Accumulated Depreciation	5,000	[3],[4]
Burger King, Roseburg, OR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	350,000
Buildings, Fixtures and Improvements	886,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,236,000	[1],[2]
Accumulated Depreciation	25,000	[3],[4]
Burger King, Old Forge, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	390,000
Buildings, Fixtures and Improvements	905,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,295,000	[1],[2]
Accumulated Depreciation	25,000	[3],[4]
Burger King, Gaffney, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	370,000
Buildings, Fixtures and Improvements	880,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,250,000	[1],[2]
Accumulated Depreciation	24,000	[3],[4]
Burger King, Greenville, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	420,000
Buildings, Fixtures and Improvements	571,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	991,000	[1],[2]
Accumulated Depreciation	16,000	[3],[4]
Burger King, Chattanooga, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	740,000
Buildings, Fixtures and Improvements	1,591,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,331,000	[1],[2]
Accumulated Depreciation	44,000	[3],[4]
Burger King, Cleburne, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	300,000
Buildings, Fixtures and Improvements	603,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	903,000	[1],[2]
Accumulated Depreciation	17,000	[3],[4]
Burger King, Bluefield, WV [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	210,000
Buildings, Fixtures and Improvements	1,163,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,373,000	[1],[2]
Accumulated Depreciation	32,000	[3],[4]
Cadbury Holdings Limited, Whippany, NJ [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	31,793,000
Land	2,767,000
Buildings, Fixtures and Improvements	38,018,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	40,785,000	[1],[2]
Accumulated Depreciation	304,000	[3],[4]
Capital One Financial Corporation, Plano, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[6]
Land	5,175,000
Buildings, Fixtures and Improvements	14,234,000
Costs Capitalized Subsequent to Acquisition	191,000
Gross Amount	19,600,000	[1],[2]
Accumulated Depreciation	298,000	[3],[4]
Captain D's, Statesboro, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	350,000
Buildings, Fixtures and Improvements	401,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	751,000	[1],[2]
Accumulated Depreciation	11,000	[3],[4]
Captain D's, Southaven, MS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	270,000
Buildings, Fixtures and Improvements	564,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	834,000	[1],[2]
Accumulated Depreciation	16,000	[3],[4]
Captain D's, Memphis, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	230,000
Buildings, Fixtures and Improvements	338,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	568,000	[1],[2]
Accumulated Depreciation	9,000	[3],[4]
Captain D's, Dallas, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	160,000
Buildings, Fixtures and Improvements	535,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	695,000	[1],[2]
Accumulated Depreciation	15,000	[3],[4]
Captain D's, Grand Prairie, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	260,000
Buildings, Fixtures and Improvements	338,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	598,000	[1],[2]
Accumulated Depreciation	9,000	[3],[4]
Caribou Coffee, Grosse Pointe, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	140,000
Buildings, Fixtures and Improvements	1,046,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,186,000	[1],[2]
Accumulated Depreciation	29,000	[3],[4]
Carlos O'Kelly's, Mason City, IA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	290,000
Buildings, Fixtures and Improvements	1,255,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,545,000	[1],[2]
Accumulated Depreciation	36,000	[3],[4]
Carlos O'Kelly's, Bloomington, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	270,000
Buildings, Fixtures and Improvements	1,375,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,645,000	[1],[2]
Accumulated Depreciation	39,000	[3],[4]
Carlos O'Kelly's, Springfield, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	840,000
Buildings, Fixtures and Improvements	730,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,570,000	[1],[2]
Accumulated Depreciation	21,000	[3],[4]
Charleston's, Carmel, IN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	140,000
Buildings, Fixtures and Improvements	3,016,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,156,000	[1],[2]
Accumulated Depreciation	86,000	[3],[4]
Check City, Taylorsville, UT [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	180,000
Buildings, Fixtures and Improvements	953,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,133,000	[1],[2]
Accumulated Depreciation	27,000	[3],[4]
Checkers, Huntsville, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	689,000
Buildings, Fixtures and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	689,000	[1],[2]
Accumulated Depreciation	0	[3],[4]
Checkers, Hollywood, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	160,000
Buildings, Fixtures and Improvements	2,220,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,380,000	[1],[2]
Accumulated Depreciation	64,000	[3],[4]
Checkers, Lauderhill, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	280,000
Buildings, Fixtures and Improvements	1,951,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,231,000	[1],[2]
Accumulated Depreciation	56,000	[3],[4]
Checkers, Plantation, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	220,000
Buildings, Fixtures and Improvements	1,461,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,681,000	[1],[2]
Accumulated Depreciation	42,000	[3],[4]
Checkers, Fayetteville, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	681,000
Buildings, Fixtures and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	681,000	[1],[2]
Accumulated Depreciation	0	[3],[4]
Chevys, Greenbelt, MD [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	530,000
Buildings, Fixtures and Improvements	2,399,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,929,000	[1],[2]
Accumulated Depreciation	69,000	[3],[4]
Chevys, Lake Oswego, OR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	590,000
Buildings, Fixtures and Improvements	1,693,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,283,000	[1],[2]
Accumulated Depreciation	49,000	[3],[4]
Chili's, Fayetteville, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	1,370,000
Buildings, Fixtures and Improvements	1,714,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,084,000	[1],[2]
Accumulated Depreciation	49,000	[3],[4]
Chili's, Boise, ID [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	400,000
Buildings, Fixtures and Improvements	751,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,151,000	[1],[2]
Accumulated Depreciation	22,000	[3],[4]
Chili's, Riverdale, UT [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	800,000
Buildings, Fixtures and Improvements	899,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,699,000	[1],[2]
Accumulated Depreciation	26,000	[3],[4]
Chili's, Cheyenne, WY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	270,000
Buildings, Fixtures and Improvements	815,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,085,000	[1],[2]
Accumulated Depreciation	23,000	[3],[4]
Chipper's Grill, Streator, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	190,000
Buildings, Fixtures and Improvements	255,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	445,000	[1],[2]
Accumulated Depreciation	7,000	[3],[4]
Cimarex Energy Company, Tulsa, OK [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	30,676,000
Land	2,802,000
Buildings, Fixtures and Improvements	68,732,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	71,534,000	[1],[2]
Accumulated Depreciation	550,000	[3],[4]
Circle K, Phoenix, AZ [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	344,000
Buildings, Fixtures and Improvements	1,377,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,721,000	[1],[2]
Accumulated Depreciation	129,000	[3],[4]
Circle K, Martinez, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	348,000
Buildings, Fixtures and Improvements	813,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,161,000	[1],[2]
Accumulated Depreciation	61,000	[3],[4]
Circle K, Akron, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	675,000
Buildings, Fixtures and Improvements	1,254,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,929,000	[1],[2]
Accumulated Depreciation	88,000	[3],[4]
Citizens Bank, Colchester, CT [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	185,000
Buildings, Fixtures and Improvements	1,049,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,234,000	[1],[2]
Accumulated Depreciation	70,000	[3],[4]
Citizens Bank, Deep River, CT [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	453,000
Buildings, Fixtures and Improvements	1,812,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,265,000	[1],[2]
Accumulated Depreciation	121,000	[3],[4]
Citizens Bank, East Hampton, CT [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[9]
Land	312,000
Buildings, Fixtures and Improvements	935,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,247,000	[1],[2]
Accumulated Depreciation	84,000	[3],[4]
Citizens Bank, East Lyme, CT [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	258,000
Buildings, Fixtures and Improvements	1,032,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,290,000	[1],[2]
Accumulated Depreciation	69,000	[3],[4]
Citizens Bank, Hamden, CT [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	581,000
Buildings, Fixtures and Improvements	475,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,056,000	[1],[2]
Accumulated Depreciation	32,000	[3],[4]
Citizens Bank, Higganum, CT [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[10]
Land	171,000
Buildings, Fixtures and Improvements	971,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,142,000	[1],[2]
Accumulated Depreciation	219,000	[3],[4]
Citizens Bank, Montville, CT [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	413,000
Buildings, Fixtures and Improvements	2,342,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,755,000	[1],[2]
Accumulated Depreciation	157,000	[3],[4]
Citizens Bank, New London, CT [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	94,000
Buildings, Fixtures and Improvements	534,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	628,000	[1],[2]
Accumulated Depreciation	121,000	[3],[4]
Citizens Bank, Stonington, CT [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	104,000
Buildings, Fixtures and Improvements	937,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,041,000	[1],[2]
Accumulated Depreciation	54,000	[3],[4]
Citizens Bank, Stonington, CT I [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	190,000
Buildings, Fixtures and Improvements	1,079,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,269,000	[1],[2]
Accumulated Depreciation	72,000	[3],[4]
Citizens Bank, Lewes, DE [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	102,000
Buildings, Fixtures and Improvements	916,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,018,000	[1],[2]
Accumulated Depreciation	41,000	[3],[4]
Citizens Bank, Smyrna, DE [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[10]
Land	183,000
Buildings, Fixtures and Improvements	1,036,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,219,000	[1],[2]
Accumulated Depreciation	215,000	[3],[4]
Citizens Bank, Wilmington, DE [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[9]
Land	250,000
Buildings, Fixtures and Improvements	464,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	714,000	[1],[2]
Accumulated Depreciation	41,000	[3],[4]
Citizens Bank, Wilmington, DE I [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[9]
Land	299,000
Buildings, Fixtures and Improvements	299,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	598,000	[1],[2]
Accumulated Depreciation	27,000	[3],[4]
Citizens Bank, Alsip, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	226,000
Buildings, Fixtures and Improvements	1,280,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,506,000	[1],[2]
Accumulated Depreciation	289,000	[3],[4]
Citizens Bank, Calumet, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[9]
Land	168,000
Buildings, Fixtures and Improvements	393,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	561,000	[1],[2]
Accumulated Depreciation	35,000	[3],[4]
Citizens Bank, Chicago, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[9]
Land	189,000
Buildings, Fixtures and Improvements	81,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	270,000	[1],[2]
Accumulated Depreciation	7,000	[3],[4]
Citizens Bank, Chicago, IL I [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	267,000
Buildings, Fixtures and Improvements	1,511,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,778,000	[1],[2]
Accumulated Depreciation	341,000	[3],[4]
Citizens Bank, Chicago, IL II [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	191,000
Buildings, Fixtures and Improvements	1,082,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,273,000	[1],[2]
Accumulated Depreciation	244,000	[3],[4]
Citizens Bank, Elmwood Park, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	431,000
Buildings, Fixtures and Improvements	2,441,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,872,000	[1],[2]
Accumulated Depreciation	481,000	[3],[4]
Citizens Bank, Evergreen Park, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	167,000
Buildings, Fixtures and Improvements	944,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,111,000	[1],[2]
Accumulated Depreciation	213,000	[3],[4]
Citizens Bank, Lyons, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	214,000
Buildings, Fixtures and Improvements	1,212,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,426,000	[1],[2]
Accumulated Depreciation	274,000	[3],[4]
Citizens Bank, Olympia Fields, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[9]
Land	426,000
Buildings, Fixtures and Improvements	1,704,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,130,000	[1],[2]
Accumulated Depreciation	152,000	[3],[4]
Citizens Bank, Wilmington, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	330,000
Buildings, Fixtures and Improvements	1,872,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,202,000	[1],[2]
Accumulated Depreciation	349,000	[3],[4]
Citizens Bank, Dorchester, MA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	386,000
Buildings, Fixtures and Improvements	386,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	772,000	[1],[2]
Accumulated Depreciation	34,000	[3],[4]
Citizens Bank, Ludlow, MA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	810,000
Buildings, Fixtures and Improvements	540,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,350,000	[1],[2]
Accumulated Depreciation	36,000	[3],[4]
Citizens Bank, Malden, MA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	488,000
Buildings, Fixtures and Improvements	596,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,084,000	[1],[2]
Accumulated Depreciation	40,000	[3],[4]
Citizens Bank, Malden, MA I [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	484,000
Buildings, Fixtures and Improvements	1,935,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,419,000	[1],[2]
Accumulated Depreciation	130,000	[3],[4]
Citizens Bank, Medford, MA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	589,000
Buildings, Fixtures and Improvements	1,094,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,683,000	[1],[2]
Accumulated Depreciation	73,000	[3],[4]
Citizens Bank, New Bedford, MA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	297,000
Buildings, Fixtures and Improvements	694,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	991,000	[1],[2]
Accumulated Depreciation	46,000	[3],[4]
Citizens Bank, Randolph, MA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	480,000
Buildings, Fixtures and Improvements	1,439,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,919,000	[1],[2]
Accumulated Depreciation	96,000	[3],[4]
Citizens Bank, Somerville, MA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	561,000
Buildings, Fixtures and Improvements	561,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,122,000	[1],[2]
Accumulated Depreciation	38,000	[3],[4]
Citizens Bank, South Dennis, MA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	0
Buildings, Fixtures and Improvements	1,294,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,294,000	[1],[2]
Accumulated Depreciation	75,000	[3],[4]
Citizens Bank, Springfield, MA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	187,000
Buildings, Fixtures and Improvements	747,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	934,000	[1],[2]
Accumulated Depreciation	27,000	[3],[4]
Citizens Bank, Tewksbury, MA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[9]
Land	266,000
Buildings, Fixtures and Improvements	1,063,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,329,000	[1],[2]
Accumulated Depreciation	95,000	[3],[4]
Citizens Bank, Watertown, MA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	443,000
Buildings, Fixtures and Improvements	542,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	985,000	[1],[2]
Accumulated Depreciation	36,000	[3],[4]
Citizens Bank, Wilbraham, MA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[9]
Land	148,000
Buildings, Fixtures and Improvements	591,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	739,000	[1],[2]
Accumulated Depreciation	53,000	[3],[4]
Citizens Bank, Winthrop, MA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	390,000
Buildings, Fixtures and Improvements	724,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,114,000	[1],[2]
Accumulated Depreciation	48,000	[3],[4]
Citizens Bank, Woburn, MA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	350,000
Buildings, Fixtures and Improvements	816,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,166,000	[1],[2]
Accumulated Depreciation	47,000	[3],[4]
Citizens Bank, Clinton Township, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	574,000
Buildings, Fixtures and Improvements	3,250,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,824,000	[1],[2]
Accumulated Depreciation	746,000	[3],[4]
Citizens Bank, Dearborn, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	434,000
Buildings, Fixtures and Improvements	2,461,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,895,000	[1],[2]
Accumulated Depreciation	459,000	[3],[4]
Citizens Bank, Dearborn, MI I [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	385,000
Buildings, Fixtures and Improvements	2,184,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,569,000	[1],[2]
Accumulated Depreciation	407,000	[3],[4]
Citizens Bank, Detroit, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	112,000
Buildings, Fixtures and Improvements	636,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	748,000	[1],[2]
Accumulated Depreciation	148,000	[3],[4]
Citizens Bank, Detroit, MI I [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	204,000
Buildings, Fixtures and Improvements	1,159,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,363,000	[1],[2]
Accumulated Depreciation	270,000	[3],[4]
Citizens Bank, Grosse Pointe, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	410,000
Buildings, Fixtures and Improvements	2,322,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,732,000	[1],[2]
Accumulated Depreciation	508,000	[3],[4]
Citizens Bank, Harper Woods, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	207,000
Buildings, Fixtures and Improvements	1,171,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,378,000	[1],[2]
Accumulated Depreciation	273,000	[3],[4]
Citizens Bank, Highland Park, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	150,000
Buildings, Fixtures and Improvements	848,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	998,000	[1],[2]
Accumulated Depreciation	198,000	[3],[4]
Citizens Bank, Lathrup Village, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	283,000
Buildings, Fixtures and Improvements	1,602,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,885,000	[1],[2]
Accumulated Depreciation	362,000	[3],[4]
Citizens Bank, Livonia, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	261,000
Buildings, Fixtures and Improvements	1,476,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,737,000	[1],[2]
Accumulated Depreciation	344,000	[3],[4]
Citizens Bank, Richmond, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	168,000
Buildings, Fixtures and Improvements	951,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,119,000	[1],[2]
Accumulated Depreciation	222,000	[3],[4]
Citizens Bank, Southfield, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	283,000
Buildings, Fixtures and Improvements	1,605,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,888,000	[1],[2]
Accumulated Depreciation	368,000	[3],[4]
Citizens Bank, St. Clair Shores, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	309,000
Buildings, Fixtures and Improvements	1,748,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,057,000	[1],[2]
Accumulated Depreciation	407,000	[3],[4]
Citizens Bank, Utica, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	376,000
Buildings, Fixtures and Improvements	2,133,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,509,000	[1],[2]
Accumulated Depreciation	466,000	[3],[4]
Citizens Bank, Warren, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	178,000
Buildings, Fixtures and Improvements	1,009,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,187,000	[1],[2]
Accumulated Depreciation	228,000	[3],[4]
Citizens Bank, Keene, NH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	132,000
Buildings, Fixtures and Improvements	2,511,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,643,000	[1],[2]
Accumulated Depreciation	146,000	[3],[4]
Citizens Bank, Manchester, NH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	0
Buildings, Fixtures and Improvements	1,568,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,568,000	[1],[2]
Accumulated Depreciation	91,000	[3],[4]
Citizens Bank, Manchester, NH I [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	640,000
Buildings, Fixtures and Improvements	782,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,422,000	[1],[2]
Accumulated Depreciation	52,000	[3],[4]
Citizens Bank, Ossipee, NH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	176,000
Buildings, Fixtures and Improvements	264,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	440,000	[1],[2]
Accumulated Depreciation	24,000	[3],[4]
Citizens Bank, Pelham, NH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	113,000
Buildings, Fixtures and Improvements	340,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	453,000	[1],[2]
Accumulated Depreciation	30,000	[3],[4]
Citizens Bank, Pittsfield, NH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	160,000
Buildings, Fixtures and Improvements	908,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,068,000	[1],[2]
Accumulated Depreciation	205,000	[3],[4]
Citizens Bank, Rollinsford, NH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	78,000
Buildings, Fixtures and Improvements	444,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	522,000	[1],[2]
Accumulated Depreciation	100,000	[3],[4]
Citizens Bank, Salem, NH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	328,000
Buildings, Fixtures and Improvements	1,312,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,640,000	[1],[2]
Accumulated Depreciation	76,000	[3],[4]
Citizens Bank, Haddon Heights, NJ [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	316,000
Buildings, Fixtures and Improvements	948,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,264,000	[1],[2]
Accumulated Depreciation	21,000	[3],[4]
Citizens Bank, Marlton, NJ [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	444,000
Buildings, Fixtures and Improvements	825,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,269,000	[1],[2]
Accumulated Depreciation	74,000	[3],[4]
Citizens Bank, Albany, NY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	232,000
Buildings, Fixtures and Improvements	1,315,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,547,000	[1],[2]
Accumulated Depreciation	245,000	[3],[4]
Citizens Bank, Amherst (Buffalo), NY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	238,000
Buildings, Fixtures and Improvements	1,348,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,586,000	[1],[2]
Accumulated Depreciation	266,000	[3],[4]
Citizens Bank, East Aurora, NY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	162,000
Buildings, Fixtures and Improvements	919,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,081,000	[1],[2]
Accumulated Depreciation	181,000	[3],[4]
Citizens Bank, Greene, NY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	216,000
Buildings, Fixtures and Improvements	1,227,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,443,000	[1],[2]
Accumulated Depreciation	229,000	[3],[4]
Citizens Bank, Johnstown, NY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	163,000
Buildings, Fixtures and Improvements	923,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,086,000	[1],[2]
Accumulated Depreciation	172,000	[3],[4]
Citizens Bank, Port Jervis, NY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	143,000
Buildings, Fixtures and Improvements	811,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	954,000	[1],[2]
Accumulated Depreciation	169,000	[3],[4]
Citizens Bank, Rochester, NY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	166,000
Buildings, Fixtures and Improvements	943,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,109,000	[1],[2]
Accumulated Depreciation	186,000	[3],[4]
Citizens Bank, Schenectady, NY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	292,000
Buildings, Fixtures and Improvements	1,655,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,947,000	[1],[2]
Accumulated Depreciation	309,000	[3],[4]
Citizens Bank, Vails Gate, NY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	284,000
Buildings, Fixtures and Improvements	1,610,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,894,000	[1],[2]
Accumulated Depreciation	300,000	[3],[4]
Citizens Bank, Whitesboro, NY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	130,000
Buildings, Fixtures and Improvements	739,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	869,000	[1],[2]
Accumulated Depreciation	138,000	[3],[4]
Citizens Bank, Alliance, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	204,000
Buildings, Fixtures and Improvements	1,156,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,360,000	[1],[2]
Accumulated Depreciation	274,000	[3],[4]
Citizens Bank, Bedford, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	175,000
Buildings, Fixtures and Improvements	699,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	874,000	[1],[2]
Accumulated Depreciation	62,000	[3],[4]
Citizens Bank, Boardman, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	280,000
Buildings, Fixtures and Improvements	1,589,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,869,000	[1],[2]
Accumulated Depreciation	376,000	[3],[4]
Citizens Bank, Broadview Heights, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	201,000
Buildings, Fixtures and Improvements	1,140,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,341,000	[1],[2]
Accumulated Depreciation	237,000	[3],[4]
Citizens Bank, Brunswick, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	186,000
Buildings, Fixtures and Improvements	1,057,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,243,000	[1],[2]
Accumulated Depreciation	250,000	[3],[4]
Citizens Bank, Cleveland, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	239,000
Buildings, Fixtures and Improvements	1,357,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,596,000	[1],[2]
Accumulated Depreciation	321,000	[3],[4]
Citizens Bank, Cleveland, OH I [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	210,000
Buildings, Fixtures and Improvements	1,190,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,400,000	[1],[2]
Accumulated Depreciation	282,000	[3],[4]
Citizens Bank, Cleveland, OH II [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	182,000
Buildings, Fixtures and Improvements	1,031,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,213,000	[1],[2]
Accumulated Depreciation	244,000	[3],[4]
Citizens Bank, Fairlawn, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	511,000
Buildings, Fixtures and Improvements	2,045,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,556,000	[1],[2]
Accumulated Depreciation	119,000	[3],[4]
Citizens Bank, Lakewood, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	196,000
Buildings, Fixtures and Improvements	1,111,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,307,000	[1],[2]
Accumulated Depreciation	207,000	[3],[4]
Citizens Bank, Louisville, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	191,000
Buildings, Fixtures and Improvements	1,080,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,271,000	[1],[2]
Accumulated Depreciation	255,000	[3],[4]
Citizens Bank, Massillon, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	287,000
Buildings, Fixtures and Improvements	1,624,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,911,000	[1],[2]
Accumulated Depreciation	384,000	[3],[4]
Citizens Bank, Massillon, OH I [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	212,000
Buildings, Fixtures and Improvements	1,202,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,414,000	[1],[2]
Accumulated Depreciation	284,000	[3],[4]
Citizens Bank, Mentor, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	178,000
Buildings, Fixtures and Improvements	1,011,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,189,000	[1],[2]
Accumulated Depreciation	228,000	[3],[4]
Citizens Bank, Northfield, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	317,000
Buildings, Fixtures and Improvements	1,797,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,114,000	[1],[2]
Accumulated Depreciation	406,000	[3],[4]
Citizens Bank, Parma, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	248,000
Buildings, Fixtures and Improvements	744,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	992,000	[1],[2]
Accumulated Depreciation	66,000	[3],[4]
Citizens Bank, Parma, OH I [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	475,000
Buildings, Fixtures and Improvements	581,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,056,000	[1],[2]
Accumulated Depreciation	34,000	[3],[4]
Citizens Bank, Rocky River, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	283,000
Buildings, Fixtures and Improvements	1,602,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,885,000	[1],[2]
Accumulated Depreciation	299,000	[3],[4]
Citizens Bank, South Russell, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	106,000
Buildings, Fixtures and Improvements	957,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,063,000	[1],[2]
Accumulated Depreciation	56,000	[3],[4]
Citizens Bank, Wadsworth, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	158,000
Buildings, Fixtures and Improvements	893,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,051,000	[1],[2]
Accumulated Depreciation	211,000	[3],[4]
Citizens Bank, Willoughby, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	395,000
Buildings, Fixtures and Improvements	2,239,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,634,000	[1],[2]
Accumulated Depreciation	506,000	[3],[4]
Citizens Bank, Allison Park, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	314,000
Buildings, Fixtures and Improvements	733,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,047,000	[1],[2]
Accumulated Depreciation	49,000	[3],[4]
Citizens Bank, Altoona, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	153,000
Buildings, Fixtures and Improvements	459,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	612,000	[1],[2]
Accumulated Depreciation	27,000	[3],[4]
Citizens Bank, Ambridge, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	215,000
Buildings, Fixtures and Improvements	1,217,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,432,000	[1],[2]
Accumulated Depreciation	227,000	[3],[4]
Citizens Bank, Ashley, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	225,000
Buildings, Fixtures and Improvements	675,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	900,000	[1],[2]
Accumulated Depreciation	39,000	[3],[4]
Citizens Bank, Beaver Falls, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	138,000
Buildings, Fixtures and Improvements	553,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	691,000	[1],[2]
Accumulated Depreciation	37,000	[3],[4]
Citizens Bank, Carlisle, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	234,000
Buildings, Fixtures and Improvements	546,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	780,000	[1],[2]
Accumulated Depreciation	49,000	[3],[4]
Citizens Bank, Dallas, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	213,000
Buildings, Fixtures and Improvements	1,205,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,418,000	[1],[2]
Accumulated Depreciation	81,000	[3],[4]
Citizens Bank, Dillsburg, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	232,000
Buildings, Fixtures and Improvements	926,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,158,000	[1],[2]
Accumulated Depreciation	54,000	[3],[4]
Citizens Bank, Drexel Hill, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	266,000
Buildings, Fixtures and Improvements	1,064,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,330,000	[1],[2]
Accumulated Depreciation	62,000	[3],[4]
Citizens Bank, Erie, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	168,000
Buildings, Fixtures and Improvements	671,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	839,000	[1],[2]
Accumulated Depreciation	39,000	[3],[4]
Citizens Bank, Glenside, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	343,000
Buildings, Fixtures and Improvements	1,370,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,713,000	[1],[2]
Accumulated Depreciation	43,000	[3],[4]
Citizens Bank, Grove City, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[9]
Land	292,000
Buildings, Fixtures and Improvements	239,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	531,000	[1],[2]
Accumulated Depreciation	21,000	[3],[4]
Citizens Bank, Grove City, PA I [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[9]
Land	41,000
Buildings, Fixtures and Improvements	782,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	823,000	[1],[2]
Accumulated Depreciation	70,000	[3],[4]
Citizens Bank, Harrisburg, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[9]
Land	512,000
Buildings, Fixtures and Improvements	419,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	931,000	[1],[2]
Accumulated Depreciation	37,000	[3],[4]
Citizens Bank, Havertown, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	219,000
Buildings, Fixtures and Improvements	875,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,094,000	[1],[2]
Accumulated Depreciation	59,000	[3],[4]
Citizens Bank, Homestead, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	202,000
Buildings, Fixtures and Improvements	807,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,009,000	[1],[2]
Accumulated Depreciation	54,000	[3],[4]
Citizens Bank, Kingston, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	404,000
Buildings, Fixtures and Improvements	943,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,347,000	[1],[2]
Accumulated Depreciation	55,000	[3],[4]
Citizens Bank, Kutztown, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[9]
Land	81,000
Buildings, Fixtures and Improvements	725,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	806,000	[1],[2]
Accumulated Depreciation	65,000	[3],[4]
Citizens Bank, Lancaster, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[9]
Land	368,000
Buildings, Fixtures and Improvements	552,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	920,000	[1],[2]
Accumulated Depreciation	49,000	[3],[4]
Citizens Bank, Lancaster, PA i [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	383,000
Buildings, Fixtures and Improvements	468,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	851,000	[1],[2]
Accumulated Depreciation	31,000	[3],[4]
Citizens Bank, Latrobe, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	148,000
Buildings, Fixtures and Improvements	591,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	739,000	[1],[2]
Accumulated Depreciation	34,000	[3],[4]
Citizens Bank, Lititz, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[9]
Land	37,000
Buildings, Fixtures and Improvements	708,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	745,000	[1],[2]
Accumulated Depreciation	63,000	[3],[4]
Citizens Bank, Lower Burrell, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	180,000
Buildings, Fixtures and Improvements	722,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	902,000	[1],[2]
Accumulated Depreciation	42,000	[3],[4]
Citizens Bank, Mechanicsb, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	288,000
Buildings, Fixtures and Improvements	2,590,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,878,000	[1],[2]
Accumulated Depreciation	174,000	[3],[4]
Citizens Bank, Mercer, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	105,000
Buildings, Fixtures and Improvements	314,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	419,000	[1],[2]
Accumulated Depreciation	18,000	[3],[4]
Citizens Bank, Metamoras, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	509,000
Buildings, Fixtures and Improvements	946,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,455,000	[1],[2]
Accumulated Depreciation	55,000	[3],[4]
Citizens Bank, Milford, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	513,000
Buildings, Fixtures and Improvements	769,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,282,000	[1],[2]
Accumulated Depreciation	45,000	[3],[4]
Citizens Bank, Monesson, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[10]
Land	198,000
Buildings, Fixtures and Improvements	1,123,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,321,000	[1],[2]
Accumulated Depreciation	209,000	[3],[4]
Citizens Bank, Mount Lebanon, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	215,000
Buildings, Fixtures and Improvements	1,939,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,154,000	[1],[2]
Accumulated Depreciation	130,000	[3],[4]
Citizens Bank, Mountain Top, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	111,000
Buildings, Fixtures and Improvements	631,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	742,000	[1],[2]
Accumulated Depreciation	37,000	[3],[4]
Citizens Bank, Munhall, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[9]
Land	191,000
Buildings, Fixtures and Improvements	191,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	382,000	[1],[2]
Accumulated Depreciation	17,000	[3],[4]
Citizens Bank, Narberth, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[10]
Land	420,000
Buildings, Fixtures and Improvements	2,381,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,801,000	[1],[2]
Accumulated Depreciation	548,000	[3],[4]
Citizens Bank, New Stanton, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[9]
Land	330,000
Buildings, Fixtures and Improvements	612,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	942,000	[1],[2]
Accumulated Depreciation	55,000	[3],[4]
Citizens Bank, Oakmont, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	199,000
Buildings, Fixtures and Improvements	1,127,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,326,000	[1],[2]
Accumulated Depreciation	65,000	[3],[4]
Citizens Bank, Philadelphia, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[9]
Land	184,000
Buildings, Fixtures and Improvements	735,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	919,000	[1],[2]
Accumulated Depreciation	66,000	[3],[4]
Citizens Bank, Philadelphia, PA I [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	127,000
Buildings, Fixtures and Improvements	722,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	849,000	[1],[2]
Accumulated Depreciation	42,000	[3],[4]
Citizens Bank, Pittsburgh, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	185,000
Buildings, Fixtures and Improvements	1,051,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,236,000	[1],[2]
Accumulated Depreciation	61,000	[3],[4]
Citizens Bank, Pittsburgh, PA I [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	389,000
Buildings, Fixtures and Improvements	1,168,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,557,000	[1],[2]
Accumulated Depreciation	68,000	[3],[4]
Citizens Bank, Pittsburgh, PA II [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	146,000
Buildings, Fixtures and Improvements	2,770,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,916,000	[1],[2]
Accumulated Depreciation	161,000	[3],[4]
Citizens Bank, Pittsburgh, PA IV [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	470,000
Buildings, Fixtures and Improvements	2,661,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,131,000	[1],[2]
Accumulated Depreciation	154,000	[3],[4]
Citizens Bank, Pittsburgh, PA V [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	215,000
Buildings, Fixtures and Improvements	1,219,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,434,000	[1],[2]
Accumulated Depreciation	82,000	[3],[4]
Citizens Bank, Pittsburgh, PA VI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	256,000
Buildings, Fixtures and Improvements	767,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,023,000	[1],[2]
Accumulated Depreciation	51,000	[3],[4]
Citizens Bank, Shippensburg, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[9]
Land	143,000
Buildings, Fixtures and Improvements	429,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	572,000	[1],[2]
Accumulated Depreciation	38,000	[3],[4]
Citizens Bank, Slovan, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[9]
Land	217,000
Buildings, Fixtures and Improvements	117,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	334,000	[1],[2]
Accumulated Depreciation	10,000	[3],[4]
Citizens Bank, State College, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[9]
Land	256,000
Buildings, Fixtures and Improvements	475,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	731,000	[1],[2]
Accumulated Depreciation	42,000	[3],[4]
Citizens Bank, Temple, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	268,000
Buildings, Fixtures and Improvements	626,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	894,000	[1],[2]
Accumulated Depreciation	42,000	[3],[4]
Citizens Bank, Turtle Creek, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	308,000
Buildings, Fixtures and Improvements	923,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,231,000	[1],[2]
Accumulated Depreciation	62,000	[3],[4]
Citizens Bank, Tyrone, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	146,000
Buildings, Fixtures and Improvements	583,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	729,000	[1],[2]
Accumulated Depreciation	34,000	[3],[4]
Citizens Bank, Upper Darby, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	411,000
Buildings, Fixtures and Improvements	617,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,028,000	[1],[2]
Accumulated Depreciation	36,000	[3],[4]
Citizens Bank, Verona, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[9]
Land	264,000
Buildings, Fixtures and Improvements	616,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	880,000	[1],[2]
Accumulated Depreciation	55,000	[3],[4]
Citizens Bank, West Grove, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[9]
Land	181,000
Buildings, Fixtures and Improvements	725,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	906,000	[1],[2]
Accumulated Depreciation	65,000	[3],[4]
Citizens Bank, West Hazelton, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	279,000
Buildings, Fixtures and Improvements	2,509,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,788,000	[1],[2]
Accumulated Depreciation	168,000	[3],[4]
Citizens Bank, York, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[9]
Land	337,000
Buildings, Fixtures and Improvements	626,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	963,000	[1],[2]
Accumulated Depreciation	56,000	[3],[4]
Citizens Bank, Coventry, RI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	559,000
Buildings, Fixtures and Improvements	559,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,118,000	[1],[2]
Accumulated Depreciation	37,000	[3],[4]
Citizens Bank, Johnston, RI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	343,000
Buildings, Fixtures and Improvements	1,030,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,373,000	[1],[2]
Accumulated Depreciation	69,000	[3],[4]
Citizens Bank, North Providence, RI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	200,000
Buildings, Fixtures and Improvements	1,800,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,000,000	[1],[2]
Accumulated Depreciation	96,000	[3],[4]
Citizens Bank, Wakefield, RI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	517,000
Buildings, Fixtures and Improvements	959,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,476,000	[1],[2]
Accumulated Depreciation	64,000	[3],[4]
Citizens Bank, Warren, RI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	328,000
Buildings, Fixtures and Improvements	609,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	937,000	[1],[2]
Accumulated Depreciation	41,000	[3],[4]
Citizens Bank, Warwick, RI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	1,570,000
Buildings, Fixtures and Improvements	5,544,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	7,114,000	[1],[2]
Accumulated Depreciation	67,000	[3],[4]
Citizens Bank, Warwick, RI I [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	1,870,000
Buildings, Fixtures and Improvements	9,662,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	11,532,000	[1],[2]
Accumulated Depreciation	117,000	[3],[4]
Citizens Bank, Middlebury, VT [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	363,000
Buildings, Fixtures and Improvements	544,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	907,000	[1],[2]
Accumulated Depreciation	32,000	[3],[4]
Citizens Bank, Poultney, VT [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	149,000
Buildings, Fixtures and Improvements	847,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	996,000	[1],[2]
Accumulated Depreciation	176,000	[3],[4]
Citizens Bank, St. Albans, VT [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	141,000
Buildings, Fixtures and Improvements	798,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	939,000	[1],[2]
Accumulated Depreciation	166,000	[3],[4]
Citizens Bank, White River Junction, VT [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	183,000
Buildings, Fixtures and Improvements	1,039,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,222,000	[1],[2]
Accumulated Depreciation	216,000	[3],[4]
Comcast Corporation, Englewood, CO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,490,000
Buildings, Fixtures and Improvements	5,060,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	6,550,000	[1],[2]
Accumulated Depreciation	45,000	[3],[4]
Community Bank, Whitehall, NY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	106,000
Buildings, Fixtures and Improvements	600,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	706,000	[1],[2]
Accumulated Depreciation	112,000	[3],[4]
Community National Bank, Lake Mary, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,230,000
Buildings, Fixtures and Improvements	1,504,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,734,000	[1],[2]
Accumulated Depreciation	20,000	[3],[4]
Cooper Tire & Rubber Company, Franklin, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	16,998
Land	4,438,000
Buildings, Fixtures and Improvements	33,994,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	38,432,000	[1],[2]
Accumulated Depreciation	346,000	[3],[4]
County of YOLO, California, Woodland, CA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	10,332
Land	2,640,000
Buildings, Fixtures and Improvements	13,681,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	16,321,000	[1],[2]
Accumulated Depreciation	108,000	[3],[4]
Cracker Barrel, Braselton, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,294,000
Buildings, Fixtures and Improvements	2,403,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,697,000	[1],[2]
Accumulated Depreciation	197,000	[3],[4]
Cracker Barrel, Bremen, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,012,000
Buildings, Fixtures and Improvements	2,361,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,373,000	[1],[2]
Accumulated Depreciation	194,000	[3],[4]
Cracker Barrel, Mebane, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,106,000
Buildings, Fixtures and Improvements	2,054,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,160,000	[1],[2]
Accumulated Depreciation	169,000	[3],[4]
Cracker Barrel, Emporia, VA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	972,000
Buildings, Fixtures and Improvements	2,267,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,239,000	[1],[2]
Accumulated Depreciation	186,000	[3],[4]
Cracker Barrel, Woodstock, VA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	928,000
Buildings, Fixtures and Improvements	2,164,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,092,000	[1],[2]
Accumulated Depreciation	178,000	[3],[4]
Crozer-Keystone Health System, Ridley Park, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	2,332
Land	0
Buildings, Fixtures and Improvements	6,114,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	6,114,000	[1],[2]
Accumulated Depreciation	51,000	[3],[4]
CVS, Phoenix, AZ [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,511,000
Buildings, Fixtures and Improvements	4,533,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	6,044,000	[1],[2]
Accumulated Depreciation	68,000	[3],[4]
CVS, Phoenix, AZ I [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	901,000
Buildings, Fixtures and Improvements	2,704,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,605,000	[1],[2]
Accumulated Depreciation	41,000	[3],[4]
CVS, Fresno, CA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,890,000
Buildings, Fixtures and Improvements	4,409,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	6,299,000	[1],[2]
Accumulated Depreciation	66,000	[3],[4]
CVS, Palmdale, CA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	2,493,000
Buildings, Fixtures and Improvements	4,630,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	7,123,000	[1],[2]
Accumulated Depreciation	69,000	[3],[4]
CVS, Sacramento, CA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	2,163,000
Buildings, Fixtures and Improvements	4,016,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	6,179,000	[1],[2]
Accumulated Depreciation	60,000	[3],[4]
CVS, Norwich, CT [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,998,000
Buildings, Fixtures and Improvements	5,995,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	7,993,000	[1],[2]
Accumulated Depreciation	90,000	[3],[4]
CVS, Lakeland, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	587,000
Buildings, Fixtures and Improvements	2,347,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,934,000	[1],[2]
Accumulated Depreciation	35,000	[3],[4]
CVS, St. Cloud, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,534,000
Buildings, Fixtures and Improvements	1,875,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,409,000	[1],[2]
Accumulated Depreciation	84,000	[3],[4]
CVS, Alpharetta, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	572,000
Buildings, Fixtures and Improvements	858,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,430,000	[1],[2]
Accumulated Depreciation	64,000	[3],[4]
CVS, Stockbridge, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	855,000
Buildings, Fixtures and Improvements	1,283,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,138,000	[1],[2]
Accumulated Depreciation	64,000	[3],[4]
CVS, Vidalia, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	368,000
Buildings, Fixtures and Improvements	1,105,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,473,000	[1],[2]
Accumulated Depreciation	83,000	[3],[4]
CVS, Franklin, IN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	310,000
Buildings, Fixtures and Improvements	2,787,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,097,000	[1],[2]
Accumulated Depreciation	293,000	[3],[4]
CVS, Mandeville, LA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	2,385,000
Buildings, Fixtures and Improvements	2,915,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	5,300,000	[1],[2]
Accumulated Depreciation	44,000	[3],[4]
CVS, Metairie, LA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,895,000
Buildings, Fixtures and Improvements	3,519,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	5,414,000	[1],[2]
Accumulated Depreciation	53,000	[3],[4]
CVS, New Orleans, LA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	2,439,000
Buildings, Fixtures and Improvements	2,439,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	4,878,000	[1],[2]
Accumulated Depreciation	37,000	[3],[4]
CVS, Slidell, LA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,142,000
Buildings, Fixtures and Improvements	4,568,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	5,710,000	[1],[2]
Accumulated Depreciation	69,000	[3],[4]
CVS, Hingham, MA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,873,000
Buildings, Fixtures and Improvements	5,619,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	7,492,000	[1],[2]
Accumulated Depreciation	84,000	[3],[4]
CVS, Malden, MA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,757,000
Buildings, Fixtures and Improvements	5,271,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	7,028,000	[1],[2]
Accumulated Depreciation	79,000	[3],[4]
CVS, Detroit, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	270,000
Buildings, Fixtures and Improvements	2,427,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,697,000	[1],[2]
Accumulated Depreciation	121,000	[3],[4]
CVS, Harper Woods, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	499,000
Buildings, Fixtures and Improvements	2,829,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,328,000	[1],[2]
Accumulated Depreciation	141,000	[3],[4]
CVS, St. Joseph, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,022,000
Buildings, Fixtures and Improvements	3,067,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	4,089,000	[1],[2]
Accumulated Depreciation	46,000	[3],[4]
CVS, Beaufort, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	378,000
Buildings, Fixtures and Improvements	3,404,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,782,000	[1],[2]
Accumulated Depreciation	51,000	[3],[4]
CVS, Albuquerque, NM [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	975,000
Buildings, Fixtures and Improvements	3,899,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	4,874,000	[1],[2]
Accumulated Depreciation	58,000	[3],[4]
CVS, Albuquerque, NM I [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,029,000
Buildings, Fixtures and Improvements	4,118,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	5,147,000	[1],[2]
Accumulated Depreciation	62,000	[3],[4]
CVS, Las Cruces, NM [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,295,000
Buildings, Fixtures and Improvements	5,178,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	6,473,000	[1],[2]
Accumulated Depreciation	78,000	[3],[4]
CVS, Las Vegas, NV [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,374,000
Buildings, Fixtures and Improvements	3,207,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	4,581,000	[1],[2]
Accumulated Depreciation	257,000	[3],[4]
CVS, Rochester, NY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	965,000
Buildings, Fixtures and Improvements	1,180,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,145,000	[1],[2]
Accumulated Depreciation	83,000	[3],[4]
CVS, Tulsa, OK [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	950,000
Buildings, Fixtures and Improvements	2,216,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,166,000	[1],[2]
Accumulated Depreciation	33,000	[3],[4]
CVS, Freeland, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	122,000
Buildings, Fixtures and Improvements	1,096,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,218,000	[1],[2]
Accumulated Depreciation	93,000	[3],[4]
CVS, Mechanicsb, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,155,000
Buildings, Fixtures and Improvements	3,465,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	4,620,000	[1],[2]
Accumulated Depreciation	225,000	[3],[4]
CVS, Shippensburg, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	351,000
Buildings, Fixtures and Improvements	1,988,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,339,000	[1],[2]
Accumulated Depreciation	109,000	[3],[4]
CVS, Greenville, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	169,000
Buildings, Fixtures and Improvements	1,520,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,689,000	[1],[2]
Accumulated Depreciation	76,000	[3],[4]
CVS, Jackson, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,209,000
Buildings, Fixtures and Improvements	2,822,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	4,031,000	[1],[2]
Accumulated Depreciation	42,000	[3],[4]
CVS, Knoxville, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,190,000
Buildings, Fixtures and Improvements	2,210,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,400,000	[1],[2]
Accumulated Depreciation	33,000	[3],[4]
CVS, Nashville, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	203,000
Buildings, Fixtures and Improvements	1,148,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,351,000	[1],[2]
Accumulated Depreciation	86,000	[3],[4]
CVS, Converse, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,390,000
Buildings, Fixtures and Improvements	3,243,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	4,633,000	[1],[2]
Accumulated Depreciation	49,000	[3],[4]
CVS, Dumas, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	846,000
Buildings, Fixtures and Improvements	2,537,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,383,000	[1],[2]
Accumulated Depreciation	38,000	[3],[4]
CVS, Elsa, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	915,000
Buildings, Fixtures and Improvements	2,744,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,659,000	[1],[2]
Accumulated Depreciation	41,000	[3],[4]
CVS, Fort Worth, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	2,453,000
Buildings, Fixtures and Improvements	3,679,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	6,132,000	[1],[2]
Accumulated Depreciation	55,000	[3],[4]
CVS, San Antonio, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,996,000
Buildings, Fixtures and Improvements	2,993,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	4,989,000	[1],[2]
Accumulated Depreciation	45,000	[3],[4]
CVS, San Antonio, TX I [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	2,034,000
Buildings, Fixtures and Improvements	3,778,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	5,812,000	[1],[2]
Accumulated Depreciation	57,000	[3],[4]
CVS, San Antonio, TX II [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	868,000
Buildings, Fixtures and Improvements	2,605,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,473,000	[1],[2]
Accumulated Depreciation	39,000	[3],[4]
CVS, San Juan, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	610,000
Buildings, Fixtures and Improvements	2,441,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,051,000	[1],[2]
Accumulated Depreciation	37,000	[3],[4]
CVS, Norfolk, VA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	697,000
Buildings, Fixtures and Improvements	2,789,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,486,000	[1],[2]
Accumulated Depreciation	42,000	[3],[4]
CVS, Portsmouth, VA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,230,000
Buildings, Fixtures and Improvements	3,690,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	4,920,000	[1],[2]
Accumulated Depreciation	55,000	[3],[4]
CVS, Roanoke, VA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	825,000
Buildings, Fixtures and Improvements	2,474,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,299,000	[1],[2]
Accumulated Depreciation	37,000	[3],[4]
CVS, Virginia Beach, VA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	683,000
Buildings, Fixtures and Improvements	3,868,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	4,551,000	[1],[2]
Accumulated Depreciation	58,000	[3],[4]
CVS, Williamsburg, VA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	907,000
Buildings, Fixtures and Improvements	5,137,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	6,044,000	[1],[2]
Accumulated Depreciation	77,000	[3],[4]
Dairy Queen, Mauldin, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	133,000
Buildings, Fixtures and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	133,000	[1],[2]
Accumulated Depreciation	0	[3],[4]
Dairy Queen, Alto, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	50,000
Buildings, Fixtures and Improvements	110,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	160,000	[1],[2]
Accumulated Depreciation	3,000	[3],[4]
Dairy Queen, Pineland, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	40,000
Buildings, Fixtures and Improvements	120,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	160,000	[1],[2]
Accumulated Depreciation	3,000	[3],[4]
Dairy Queen, Silsbee, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	60,000
Buildings, Fixtures and Improvements	100,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	160,000	[1],[2]
Accumulated Depreciation	3,000	[3],[4]
DaVita Dialysis, Osceola, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	137,000
Buildings, Fixtures and Improvements	1,232,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,369,000	[1],[2]
Accumulated Depreciation	43,000	[3],[4]
DaVita Dialysis, Allen Park, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	209,000
Buildings, Fixtures and Improvements	1,885,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,094,000	[1],[2]
Accumulated Depreciation	102,000	[3],[4]
DaVita Dialysis, St. Pauls, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	138,000
Buildings, Fixtures and Improvements	1,246,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,384,000	[1],[2]
Accumulated Depreciation	24,000	[3],[4]
DaVita Dialysis, Beeville, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	99,000
Buildings, Fixtures and Improvements	1,879,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,978,000	[1],[2]
Accumulated Depreciation	102,000	[3],[4]
DaVita Dialysis, Federal Way, WA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,929,000
Buildings, Fixtures and Improvements	22,357,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	24,286,000	[1],[2]
Accumulated Depreciation	1,509,000	[3],[4]
DC Sports Bar & Steakhouse, Eunice, LA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	500,000
Buildings, Fixtures and Improvements	262,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	762,000	[1],[2]
Accumulated Depreciation	8,000	[3],[4]
Del Monte Corporation, Lathrop, CA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	32,694,000
Land	0
Buildings, Fixtures and Improvements	41,318,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	41,318,000	[1],[2]
Accumulated Depreciation	420,000	[3],[4]
Denny's, Winter Springs, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	550,000
Buildings, Fixtures and Improvements	1,668,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,218,000	[1],[2]
Accumulated Depreciation	48,000	[3],[4]
Denny's, Merriam, KS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	390,000
Buildings, Fixtures and Improvements	1,150,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,540,000	[1],[2]
Accumulated Depreciation	33,000	[3],[4]
Denny's, Topeka, KS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	630,000
Buildings, Fixtures and Improvements	446,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,076,000	[1],[2]
Accumulated Depreciation	13,000	[3],[4]
Denny's, Branson, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	620,000
Buildings, Fixtures and Improvements	2,209,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,829,000	[1],[2]
Accumulated Depreciation	63,000	[3],[4]
Denny's, Kansas City, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	750,000
Buildings, Fixtures and Improvements	686,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,436,000	[1],[2]
Accumulated Depreciation	20,000	[3],[4]
Denny's, North Kansas City, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	630,000
Buildings, Fixtures and Improvements	937,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,567,000	[1],[2]
Accumulated Depreciation	27,000	[3],[4]
Denny's, Sedalia, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	500,000
Buildings, Fixtures and Improvements	783,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,283,000	[1],[2]
Accumulated Depreciation	22,000	[3],[4]
Denny's, Black Mountain, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	210,000
Buildings, Fixtures and Improvements	505,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	715,000	[1],[2]
Accumulated Depreciation	14,000	[3],[4]
Denny's, Mooresville, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	250,000
Buildings, Fixtures and Improvements	841,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,091,000	[1],[2]
Accumulated Depreciation	24,000	[3],[4]
Denny's, Watertown, NY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	330,000
Buildings, Fixtures and Improvements	1,107,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,437,000	[1],[2]
Accumulated Depreciation	32,000	[3],[4]
Denny's, Fremont, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	320,000
Buildings, Fixtures and Improvements	975,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,295,000	[1],[2]
Accumulated Depreciation	28,000	[3],[4]
Denny's, Ontario, OR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	240,000
Buildings, Fixtures and Improvements	1,067,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,307,000	[1],[2]
Accumulated Depreciation	31,000	[3],[4]
Denny's, Columbia, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	490,000
Buildings, Fixtures and Improvements	1,115,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,605,000	[1],[2]
Accumulated Depreciation	32,000	[3],[4]
Denny's, Greenville, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	570,000
Buildings, Fixtures and Improvements	554,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,124,000	[1],[2]
Accumulated Depreciation	16,000	[3],[4]
Denny's, Pasadena, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	500,000
Buildings, Fixtures and Improvements	1,316,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,816,000	[1],[2]
Accumulated Depreciation	38,000	[3],[4]
Dollar General, Birmingham, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	156,000
Buildings, Fixtures and Improvements	882,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,038,000	[1],[2]
Accumulated Depreciation	78,000	[3],[4]
Dollar General, Chunchula, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	174,000
Buildings, Fixtures and Improvements	697,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	871,000	[1],[2]
Accumulated Depreciation	65,000	[3],[4]
Dollar General, Moulton, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	517,000
Buildings, Fixtures and Improvements	1,207,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,724,000	[1],[2]
Accumulated Depreciation	113,000	[3],[4]
Dollar General, Gardendale, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	142,000
Buildings, Fixtures and Improvements	805,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	947,000	[1],[2]
Accumulated Depreciation	64,000	[3],[4]
Dollar General, Red Level, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	120,000
Buildings, Fixtures and Improvements	680,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	800,000	[1],[2]
Accumulated Depreciation	83,000	[3],[4]
Dollar General, Tarrant, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[11]
Land	217,000
Buildings, Fixtures and Improvements	869,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,086,000	[1],[2]
Accumulated Depreciation	102,000	[3],[4]
Dollar General, Tuscaloosa, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	133,000
Buildings, Fixtures and Improvements	756,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	889,000	[1],[2]
Accumulated Depreciation	85,000	[3],[4]
Dollar General, Ash Flat, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	44,000
Buildings, Fixtures and Improvements	132,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	176,000	[1],[2]
Accumulated Depreciation	11,000	[3],[4]
Dollar General, Batesville, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	32,000
Buildings, Fixtures and Improvements	285,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	317,000	[1],[2]
Accumulated Depreciation	7,000	[3],[4]
Dollar General, Batesville, AR I [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	42,000
Buildings, Fixtures and Improvements	374,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	416,000	[1],[2]
Accumulated Depreciation	9,000	[3],[4]
Dollar General, Beebe, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	51,000
Buildings, Fixtures and Improvements	458,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	509,000	[1],[2]
Accumulated Depreciation	11,000	[3],[4]
Dollar General, Bella Vista, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	129,000
Buildings, Fixtures and Improvements	302,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	431,000	[1],[2]
Accumulated Depreciation	37,000	[3],[4]
Dollar General, Bergman, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	113,000
Buildings, Fixtures and Improvements	639,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	752,000	[1],[2]
Accumulated Depreciation	54,000	[3],[4]
Dollar General, Blytheville, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	30,000
Buildings, Fixtures and Improvements	274,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	304,000	[1],[2]
Accumulated Depreciation	6,000	[3],[4]
Dollar General, Carlisle, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	13,000
Buildings, Fixtures and Improvements	245,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	258,000	[1],[2]
Accumulated Depreciation	30,000	[3],[4]
Dollar General, Des ARC, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	56,000
Buildings, Fixtures and Improvements	508,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	564,000	[1],[2]
Accumulated Depreciation	12,000	[3],[4]
Dollar General, Dumas, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	46,000
Buildings, Fixtures and Improvements	412,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	458,000	[1],[2]
Accumulated Depreciation	10,000	[3],[4]
Dollar General, Flippin, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	53,000
Buildings, Fixtures and Improvements	64,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	117,000	[1],[2]
Accumulated Depreciation	5,000	[3],[4]
Dollar General, Gassville, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	54,000
Buildings, Fixtures and Improvements	305,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	359,000	[1],[2]
Accumulated Depreciation	7,000	[3],[4]
Dollar General, Green Forest, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	52,000
Buildings, Fixtures and Improvements	293,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	345,000	[1],[2]
Accumulated Depreciation	36,000	[3],[4]
Dollar General, Higdon, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	52,000
Buildings, Fixtures and Improvements	469,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	521,000	[1],[2]
Accumulated Depreciation	11,000	[3],[4]
Dollar General, Lake Village, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	64,000
Buildings, Fixtures and Improvements	362,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	426,000	[1],[2]
Accumulated Depreciation	8,000	[3],[4]
Dollar General, Lepanto, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	43,000
Buildings, Fixtures and Improvements	389,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	432,000	[1],[2]
Accumulated Depreciation	9,000	[3],[4]
Dollar General, Little Rock, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	73,000
Buildings, Fixtures and Improvements	412,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	485,000	[1],[2]
Accumulated Depreciation	10,000	[3],[4]
Dollar General, Marvell, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	40,000
Buildings, Fixtures and Improvements	358,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	398,000	[1],[2]
Accumulated Depreciation	8,000	[3],[4]
Dollar General, Maynard, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	73,000
Buildings, Fixtures and Improvements	654,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	727,000	[1],[2]
Accumulated Depreciation	40,000	[3],[4]
Dollar General, McGehee, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	25,000
Buildings, Fixtures and Improvements	228,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	253,000	[1],[2]
Accumulated Depreciation	5,000	[3],[4]
Dollar General, Quitman, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	45,000
Buildings, Fixtures and Improvements	405,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	450,000	[1],[2]
Accumulated Depreciation	9,000	[3],[4]
Dollar General, Searcy, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	29,000
Buildings, Fixtures and Improvements	263,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	292,000	[1],[2]
Accumulated Depreciation	6,000	[3],[4]
Dollar General, Tuckerman, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	49,000
Buildings, Fixtures and Improvements	280,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	329,000	[1],[2]
Accumulated Depreciation	7,000	[3],[4]
Dollar General, Whitehall, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	43,000
Buildings, Fixtures and Improvements	388,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	431,000	[1],[2]
Accumulated Depreciation	9,000	[3],[4]
Dollar General, Wooster, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	74,000
Buildings, Fixtures and Improvements	664,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	738,000	[1],[2]
Accumulated Depreciation	40,000	[3],[4]
Dollar General, Grand Ridge, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	76,000
Buildings, Fixtures and Improvements	684,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	760,000	[1],[2]
Accumulated Depreciation	77,000	[3],[4]
Dollar General, Molina, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	178,000
Buildings, Fixtures and Improvements	1,007,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,185,000	[1],[2]
Accumulated Depreciation	123,000	[3],[4]
Dollar General, Panama City, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	139,000
Buildings, Fixtures and Improvements	312,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	451,000	[1],[2]
Accumulated Depreciation	23,000	[3],[4]
Dollar General, Chariton, IA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	165,000
Buildings, Fixtures and Improvements	934,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,099,000	[1],[2]
Accumulated Depreciation	70,000	[3],[4]
Dollar General, Estherville, IA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	226,000
Buildings, Fixtures and Improvements	903,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,129,000	[1],[2]
Accumulated Depreciation	59,000	[3],[4]
Dollar General, Hampton, IA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[11]
Land	188,000
Buildings, Fixtures and Improvements	751,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	939,000	[1],[2]
Accumulated Depreciation	81,000	[3],[4]
Dollar General, Lake Milles, IA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[11]
Land	81,000
Buildings, Fixtures and Improvements	728,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	809,000	[1],[2]
Accumulated Depreciation	78,000	[3],[4]
Dollar General, Nashua, IA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	136,000
Buildings, Fixtures and Improvements	768,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	904,000	[1],[2]
Accumulated Depreciation	58,000	[3],[4]
Dollar General, Ottumwa, IA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	143,000
Buildings, Fixtures and Improvements	812,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	955,000	[1],[2]
Accumulated Depreciation	42,000	[3],[4]
Dollar General, Altamont, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[12]
Land	211,000
Buildings, Fixtures and Improvements	844,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,055,000	[1],[2]
Accumulated Depreciation	87,000	[3],[4]
Dollar General, Carthage, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	48,000
Buildings, Fixtures and Improvements	908,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	956,000	[1],[2]
Accumulated Depreciation	68,000	[3],[4]
Dollar General, Jacksonville, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	145,000
Buildings, Fixtures and Improvements	823,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	968,000	[1],[2]
Accumulated Depreciation	62,000	[3],[4]
Dollar General, Jonesboro, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	77,000
Buildings, Fixtures and Improvements	309,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	386,000	[1],[2]
Accumulated Depreciation	38,000	[3],[4]
Dollar General, Lexington, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	100,000
Buildings, Fixtures and Improvements	899,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	999,000	[1],[2]
Accumulated Depreciation	63,000	[3],[4]
Dollar General, Marion, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	153,000
Buildings, Fixtures and Improvements	867,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,020,000	[1],[2]
Accumulated Depreciation	61,000	[3],[4]
Dollar General, Mt. Morris, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	97,000
Buildings, Fixtures and Improvements	877,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	974,000	[1],[2]
Accumulated Depreciation	49,000	[3],[4]
Dollar General, Monroeville, IN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[11]
Land	112,000
Buildings, Fixtures and Improvements	636,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	748,000	[1],[2]
Accumulated Depreciation	71,000	[3],[4]
Dollar General, Auburn, KS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	42,000
Buildings, Fixtures and Improvements	801,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	843,000	[1],[2]
Accumulated Depreciation	60,000	[3],[4]
Dollar General, Caney, KS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	31,000
Buildings, Fixtures and Improvements	178,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	209,000	[1],[2]
Accumulated Depreciation	15,000	[3],[4]
Dollar General, Cottonwood Falls, KS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	89,000
Buildings, Fixtures and Improvements	802,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	891,000	[1],[2]
Accumulated Depreciation	60,000	[3],[4]
Dollar General, Erie, KS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	42,000
Buildings, Fixtures and Improvements	790,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	832,000	[1],[2]
Accumulated Depreciation	59,000	[3],[4]
Dollar General, Garden City, KS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	136,000
Buildings, Fixtures and Improvements	771,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	907,000	[1],[2]
Accumulated Depreciation	58,000	[3],[4]
Dollar General, Harper, KS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	91,000
Buildings, Fixtures and Improvements	818,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	909,000	[1],[2]
Accumulated Depreciation	61,000	[3],[4]
Dollar General, Humboldt, KS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	44,000
Buildings, Fixtures and Improvements	828,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	872,000	[1],[2]
Accumulated Depreciation	62,000	[3],[4]
Dollar General, Kingman, KS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	142,000
Buildings, Fixtures and Improvements	804,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	946,000	[1],[2]
Accumulated Depreciation	60,000	[3],[4]
Dollar General, Medicine Lodge, KS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	40,000
Buildings, Fixtures and Improvements	765,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	805,000	[1],[2]
Accumulated Depreciation	57,000	[3],[4]
Dollar General, Minneapolis, KS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	43,000
Buildings, Fixtures and Improvements	816,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	859,000	[1],[2]
Accumulated Depreciation	61,000	[3],[4]
Dollar General, Pomona, KS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	42,000
Buildings, Fixtures and Improvements	796,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	838,000	[1],[2]
Accumulated Depreciation	60,000	[3],[4]
Dollar General, Sedan, KS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	42,000
Buildings, Fixtures and Improvements	792,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	834,000	[1],[2]
Accumulated Depreciation	59,000	[3],[4]
Dollar General, Syracuse, KS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	43,000
Buildings, Fixtures and Improvements	817,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	860,000	[1],[2]
Accumulated Depreciation	61,000	[3],[4]
Dollar General, Nancy, KY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	81,000
Buildings, Fixtures and Improvements	733,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	814,000	[1],[2]
Accumulated Depreciation	69,000	[3],[4]
Dollar General, Choudrant, LA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	83,000
Buildings, Fixtures and Improvements	745,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	828,000	[1],[2]
Accumulated Depreciation	80,000	[3],[4]
Dollar General, Converse, LA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	84,000
Buildings, Fixtures and Improvements	756,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	840,000	[1],[2]
Accumulated Depreciation	53,000	[3],[4]
Dollar General, Doyline, LA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	88,000
Buildings, Fixtures and Improvements	793,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	881,000	[1],[2]
Accumulated Depreciation	48,000	[3],[4]
Dollar General, Gardner, LA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	138,000
Buildings, Fixtures and Improvements	784,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	922,000	[1],[2]
Accumulated Depreciation	81,000	[3],[4]
Dollar General, Jonesville, LA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	103,000
Buildings, Fixtures and Improvements	929,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,032,000	[1],[2]
Accumulated Depreciation	65,000	[3],[4]
Dollar General, Keithville, LA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	83,000
Buildings, Fixtures and Improvements	750,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	833,000	[1],[2]
Accumulated Depreciation	60,000	[3],[4]
Dollar General, Lake Charles, LA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	102,000
Buildings, Fixtures and Improvements	919,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,021,000	[1],[2]
Accumulated Depreciation	95,000	[3],[4]
Dollar General, Mangham, LA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	40,000
Buildings, Fixtures and Improvements	759,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	799,000	[1],[2]
Accumulated Depreciation	82,000	[3],[4]
Dollar General, Mt. Hermon, LA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	94,000
Buildings, Fixtures and Improvements	842,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	936,000	[1],[2]
Accumulated Depreciation	91,000	[3],[4]
Dollar General, New Iberia, LA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	315,000
Buildings, Fixtures and Improvements	736,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,051,000	[1],[2]
Accumulated Depreciation	69,000	[3],[4]
Dollar General, Patterson, LA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	259,000
Buildings, Fixtures and Improvements	1,035,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,294,000	[1],[2]
Accumulated Depreciation	97,000	[3],[4]
Dollar General, Richwood, LA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	97,000
Buildings, Fixtures and Improvements	869,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	966,000	[1],[2]
Accumulated Depreciation	94,000	[3],[4]
Dollar General, Sarepta, LA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	131,000
Buildings, Fixtures and Improvements	743,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	874,000	[1],[2]
Accumulated Depreciation	59,000	[3],[4]
Dollar General, West Monroe, LA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	153,000
Buildings, Fixtures and Improvements	869,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,022,000	[1],[2]
Accumulated Depreciation	89,000	[3],[4]
Dollar General, Zachary, LA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	248,000
Buildings, Fixtures and Improvements	743,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	991,000	[1],[2]
Accumulated Depreciation	70,000	[3],[4]
Dollar General, Bangor, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	173,000
Buildings, Fixtures and Improvements	691,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	864,000	[1],[2]
Accumulated Depreciation	58,000	[3],[4]
Dollar General, Cadillac, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[12]
Land	187,000
Buildings, Fixtures and Improvements	747,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	934,000	[1],[2]
Accumulated Depreciation	73,000	[3],[4]
Dollar General, Carleton, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[12]
Land	222,000
Buildings, Fixtures and Improvements	666,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	888,000	[1],[2]
Accumulated Depreciation	65,000	[3],[4]
Dollar General, Covert, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	37,000
Buildings, Fixtures and Improvements	704,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	741,000	[1],[2]
Accumulated Depreciation	53,000	[3],[4]
Dollar General, Durand, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	181,000
Buildings, Fixtures and Improvements	726,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	907,000	[1],[2]
Accumulated Depreciation	65,000	[3],[4]
Dollar General, East Jordan, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	125,000
Buildings, Fixtures and Improvements	709,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	834,000	[1],[2]
Accumulated Depreciation	60,000	[3],[4]
Dollar General, Flint, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[12]
Land	83,000
Buildings, Fixtures and Improvements	743,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	826,000	[1],[2]
Accumulated Depreciation	66,000	[3],[4]
Dollar General, Flint, MI I [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	91,000
Buildings, Fixtures and Improvements	820,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	911,000	[1],[2]
Accumulated Depreciation	54,000	[3],[4]
Dollar General, Gaylord, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	172,000
Buildings, Fixtures and Improvements	687,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	859,000	[1],[2]
Accumulated Depreciation	58,000	[3],[4]
Dollar General, Iron River, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	86,000
Buildings, Fixtures and Improvements	777,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	863,000	[1],[2]
Accumulated Depreciation	58,000	[3],[4]
Dollar General, Melvindale, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	242,000
Buildings, Fixtures and Improvements	967,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,209,000	[1],[2]
Accumulated Depreciation	81,000	[3],[4]
Dollar General, Negaunee, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	87,000
Buildings, Fixtures and Improvements	779,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	866,000	[1],[2]
Accumulated Depreciation	58,000	[3],[4]
Dollar General, Roscommon, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	87,000
Buildings, Fixtures and Improvements	781,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	868,000	[1],[2]
Accumulated Depreciation	58,000	[3],[4]
Dollar General, Melrose, MN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	96,000
Buildings, Fixtures and Improvements	863,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	959,000	[1],[2]
Accumulated Depreciation	48,000	[3],[4]
Dollar General, Montgomery, MN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	87,000
Buildings, Fixtures and Improvements	783,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	870,000	[1],[2]
Accumulated Depreciation	44,000	[3],[4]
Dollar General, Olivia, MN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	98,000
Buildings, Fixtures and Improvements	884,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	982,000	[1],[2]
Accumulated Depreciation	46,000	[3],[4]
Dollar General, Rush City, MN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	126,000
Buildings, Fixtures and Improvements	716,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	842,000	[1],[2]
Accumulated Depreciation	57,000	[3],[4]
Dollar General, Springfield, MN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	88,000
Buildings, Fixtures and Improvements	795,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	883,000	[1],[2]
Accumulated Depreciation	45,000	[3],[4]
Dollar General, Virginia, MN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	147,000
Buildings, Fixtures and Improvements	831,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	978,000	[1],[2]
Accumulated Depreciation	47,000	[3],[4]
Dollar General, Appleton City, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	22,000
Buildings, Fixtures and Improvements	124,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	146,000	[1],[2]
Accumulated Depreciation	15,000	[3],[4]
Dollar General, Ash Grove, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	35,000
Buildings, Fixtures and Improvements	315,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	350,000	[1],[2]
Accumulated Depreciation	38,000	[3],[4]
Dollar General, Ashland, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	70,000
Buildings, Fixtures and Improvements	398,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	468,000	[1],[2]
Accumulated Depreciation	48,000	[3],[4]
Dollar General, Auxvasse, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[6]
Land	72,000
Buildings, Fixtures and Improvements	650,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	722,000	[1],[2]
Accumulated Depreciation	76,000	[3],[4]
Dollar General, Belton, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	105,000
Buildings, Fixtures and Improvements	948,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,053,000	[1],[2]
Accumulated Depreciation	75,000	[3],[4]
Dollar General, Berkeley, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	132,000
Buildings, Fixtures and Improvements	748,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	880,000	[1],[2]
Accumulated Depreciation	53,000	[3],[4]
Dollar General, Bernie, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	35,000
Buildings, Fixtures and Improvements	314,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	349,000	[1],[2]
Accumulated Depreciation	38,000	[3],[4]
Dollar General, Bloomfield, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	23,000
Buildings, Fixtures and Improvements	209,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	232,000	[1],[2]
Accumulated Depreciation	25,000	[3],[4]
Dollar General, Cardwell, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	89,000
Buildings, Fixtures and Improvements	805,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	894,000	[1],[2]
Accumulated Depreciation	60,000	[3],[4]
Dollar General, Carterville, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	10,000
Buildings, Fixtures and Improvements	192,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	202,000	[1],[2]
Accumulated Depreciation	23,000	[3],[4]
Dollar General, Caruthersville, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	98,000
Buildings, Fixtures and Improvements	878,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	976,000	[1],[2]
Accumulated Depreciation	62,000	[3],[4]
Dollar General, Clarkton, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	19,000
Buildings, Fixtures and Improvements	354,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	373,000	[1],[2]
Accumulated Depreciation	43,000	[3],[4]
Dollar General, Clever, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	136,000
Buildings, Fixtures and Improvements	542,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	678,000	[1],[2]
Accumulated Depreciation	46,000	[3],[4]
Dollar General, Concordia, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	40,000
Buildings, Fixtures and Improvements	161,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	201,000	[1],[2]
Accumulated Depreciation	14,000	[3],[4]
Dollar General, Conway, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[6]
Land	37,000
Buildings, Fixtures and Improvements	694,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	731,000	[1],[2]
Accumulated Depreciation	81,000	[3],[4]
Dollar General, Diamond, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	44,000
Buildings, Fixtures and Improvements	175,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	219,000	[1],[2]
Accumulated Depreciation	21,000	[3],[4]
Dollar General, Edina, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	127,000
Buildings, Fixtures and Improvements	722,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	849,000	[1],[2]
Accumulated Depreciation	54,000	[3],[4]
Dollar General, Ellsinore, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[7]
Land	30,000
Buildings, Fixtures and Improvements	579,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	609,000	[1],[2]
Accumulated Depreciation	70,000	[3],[4]
Dollar General, Gower, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	118,000
Buildings, Fixtures and Improvements	668,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	786,000	[1],[2]
Accumulated Depreciation	50,000	[3],[4]
Dollar General, Greenfield, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	42,000
Buildings, Fixtures and Improvements	378,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	420,000	[1],[2]
Accumulated Depreciation	32,000	[3],[4]
Dollar General, Hallsville, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[7]
Land	29,000
Buildings, Fixtures and Improvements	263,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	292,000	[1],[2]
Accumulated Depreciation	32,000	[3],[4]
Dollar General, Hawk Point, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	177,000
Buildings, Fixtures and Improvements	709,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	886,000	[1],[2]
Accumulated Depreciation	53,000	[3],[4]
Dollar General, Humansville, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	69,000
Buildings, Fixtures and Improvements	277,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	346,000	[1],[2]
Accumulated Depreciation	23,000	[3],[4]
Dollar General, Jennings, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	445,000
Buildings, Fixtures and Improvements	826,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,271,000	[1],[2]
Accumulated Depreciation	70,000	[3],[4]
Dollar General, Kansas City, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	313,000
Buildings, Fixtures and Improvements	731,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,044,000	[1],[2]
Accumulated Depreciation	51,000	[3],[4]
Dollar General, King City, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[6]
Land	33,000
Buildings, Fixtures and Improvements	625,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	658,000	[1],[2]
Accumulated Depreciation	73,000	[3],[4]
Dollar General, Lawson, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	29,000
Buildings, Fixtures and Improvements	162,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	191,000	[1],[2]
Accumulated Depreciation	20,000	[3],[4]
Dollar General, Lebanon, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	278,000
Buildings, Fixtures and Improvements	835,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,113,000	[1],[2]
Accumulated Depreciation	59,000	[3],[4]
Dollar General, Lebanon, MO I [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	177,000
Buildings, Fixtures and Improvements	708,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	885,000	[1],[2]
Accumulated Depreciation	50,000	[3],[4]
Dollar General, Licking, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[6]
Land	76,000
Buildings, Fixtures and Improvements	688,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	764,000	[1],[2]
Accumulated Depreciation	80,000	[3],[4]
Dollar General, Lilbourne, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[7]
Land	62,000
Buildings, Fixtures and Improvements	554,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	616,000	[1],[2]
Accumulated Depreciation	67,000	[3],[4]
Dollar General, Marble Hill, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	104,000
Buildings, Fixtures and Improvements	935,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,039,000	[1],[2]
Accumulated Depreciation	70,000	[3],[4]
Dollar General, Marionville, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	89,000
Buildings, Fixtures and Improvements	797,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	886,000	[1],[2]
Accumulated Depreciation	52,000	[3],[4]
Dollar General, Marthasville, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	41,000
Buildings, Fixtures and Improvements	782,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	823,000	[1],[2]
Accumulated Depreciation	84,000	[3],[4]
Dollar General, Maysville, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[6]
Land	107,000
Buildings, Fixtures and Improvements	607,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	714,000	[1],[2]
Accumulated Depreciation	74,000	[3],[4]
Dollar General, Morehouse, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	87,000
Buildings, Fixtures and Improvements	783,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	870,000	[1],[2]
Accumulated Depreciation	59,000	[3],[4]
Dollar General, New Haven, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	176,000
Buildings, Fixtures and Improvements	702,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	878,000	[1],[2]
Accumulated Depreciation	66,000	[3],[4]
Dollar General, Oak Grove, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	27,000
Buildings, Fixtures and Improvements	106,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	133,000	[1],[2]
Accumulated Depreciation	9,000	[3],[4]
Dollar General, Oran, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[12]
Land	83,000
Buildings, Fixtures and Improvements	747,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	830,000	[1],[2]
Accumulated Depreciation	73,000	[3],[4]
Dollar General, Osceola, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	93,000
Buildings, Fixtures and Improvements	835,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	928,000	[1],[2]
Accumulated Depreciation	39,000	[3],[4]
Dollar General, Ozark, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[12]
Land	190,000
Buildings, Fixtures and Improvements	758,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	948,000	[1],[2]
Accumulated Depreciation	71,000	[3],[4]
Dollar General, Ozark, MO I [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	149,000
Buildings, Fixtures and Improvements	842,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	991,000	[1],[2]
Accumulated Depreciation	59,000	[3],[4]
Dollar General, Pacific, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	151,000
Buildings, Fixtures and Improvements	853,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,004,000	[1],[2]
Accumulated Depreciation	76,000	[3],[4]
Dollar General, Palmyra, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	40,000
Buildings, Fixtures and Improvements	225,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	265,000	[1],[2]
Accumulated Depreciation	19,000	[3],[4]
Dollar General, Plattsburg, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	44,000
Buildings, Fixtures and Improvements	843,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	887,000	[1],[2]
Accumulated Depreciation	67,000	[3],[4]
Dollar General, Qulin, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[7]
Land	30,000
Buildings, Fixtures and Improvements	573,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	603,000	[1],[2]
Accumulated Depreciation	70,000	[3],[4]
Dollar General, Robertsville, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	131,000
Buildings, Fixtures and Improvements	744,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	875,000	[1],[2]
Accumulated Depreciation	56,000	[3],[4]
Dollar General, Rocky Mount, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	88,000
Buildings, Fixtures and Improvements	789,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	877,000	[1],[2]
Accumulated Depreciation	59,000	[3],[4]
Dollar General, Sedalia, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	273,000
Buildings, Fixtures and Improvements	637,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	910,000	[1],[2]
Accumulated Depreciation	48,000	[3],[4]
Dollar General, Senath, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	61,000
Buildings, Fixtures and Improvements	552,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	613,000	[1],[2]
Accumulated Depreciation	47,000	[3],[4]
Dollar General, Seneca, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	47,000
Buildings, Fixtures and Improvements	189,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	236,000	[1],[2]
Accumulated Depreciation	16,000	[3],[4]
Dollar General, Sikeston, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[12]
Land	56,000
Buildings, Fixtures and Improvements	1,056,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,112,000	[1],[2]
Accumulated Depreciation	109,000	[3],[4]
Dollar General, Sikeston, MO I [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	144,000
Buildings, Fixtures and Improvements	819,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	963,000	[1],[2]
Accumulated Depreciation	61,000	[3],[4]
Dollar General, Springfield, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	378,000
Buildings, Fixtures and Improvements	702,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,080,000	[1],[2]
Accumulated Depreciation	62,000	[3],[4]
Dollar General, St James, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	81,000
Buildings, Fixtures and Improvements	244,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	325,000	[1],[2]
Accumulated Depreciation	21,000	[3],[4]
Dollar General, St. Clair, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	220,000
Buildings, Fixtures and Improvements	879,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,099,000	[1],[2]
Accumulated Depreciation	99,000	[3],[4]
Dollar General, St. Louis, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	372,000
Buildings, Fixtures and Improvements	692,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,064,000	[1],[2]
Accumulated Depreciation	52,000	[3],[4]
Dollar General, St. Louis, MO I [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	260,000
Buildings, Fixtures and Improvements	606,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	866,000	[1],[2]
Accumulated Depreciation	43,000	[3],[4]
Dollar General, Stanberry, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[8]
Land	111,000
Buildings, Fixtures and Improvements	629,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	740,000	[1],[2]
Accumulated Depreciation	74,000	[3],[4]
Dollar General, Steele, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[7]
Land	31,000
Buildings, Fixtures and Improvements	598,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	629,000	[1],[2]
Accumulated Depreciation	73,000	[3],[4]
Dollar General, Strafford, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[7]
Land	51,000
Buildings, Fixtures and Improvements	461,000
Costs Capitalized Subsequent to Acquisition	10,000
Gross Amount	522,000	[1],[2]
Accumulated Depreciation	56,000	[3],[4]
Dollar General, Vienna, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[12]
Land	78,000
Buildings, Fixtures and Improvements	704,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	782,000	[1],[2]
Accumulated Depreciation	72,000	[3],[4]
Dollar General, Willow Springs, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	24,000
Buildings, Fixtures and Improvements	213,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	237,000	[1],[2]
Accumulated Depreciation	18,000	[3],[4]
Dollar General, Winona, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	52,000
Buildings, Fixtures and Improvements	155,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	207,000	[1],[2]
Accumulated Depreciation	13,000	[3],[4]
Dollar General, Edwards, MS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	75,000
Buildings, Fixtures and Improvements	671,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	746,000	[1],[2]
Accumulated Depreciation	75,000	[3],[4]
Dollar General, Greensville, MS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	82,000
Buildings, Fixtures and Improvements	739,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	821,000	[1],[2]
Accumulated Depreciation	83,000	[3],[4]
Dollar General, Hickory, MS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	77,000
Buildings, Fixtures and Improvements	692,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	769,000	[1],[2]
Accumulated Depreciation	58,000	[3],[4]
Dollar General, Jackson, MS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	198,000
Buildings, Fixtures and Improvements	793,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	991,000	[1],[2]
Accumulated Depreciation	56,000	[3],[4]
Dollar General, Meridian, MS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	178,000
Buildings, Fixtures and Improvements	713,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	891,000	[1],[2]
Accumulated Depreciation	53,000	[3],[4]
Dollar General, Meridian, MS I [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	40,000
Buildings, Fixtures and Improvements	754,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	794,000	[1],[2]
Accumulated Depreciation	56,000	[3],[4]
Dollar General, Moorhead, MS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[12]
Land	107,000
Buildings, Fixtures and Improvements	606,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	713,000	[1],[2]
Accumulated Depreciation	57,000	[3],[4]
Dollar General, Natchez, MS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	166,000
Buildings, Fixtures and Improvements	664,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	830,000	[1],[2]
Accumulated Depreciation	59,000	[3],[4]
Dollar General, Soso, MS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	116,000
Buildings, Fixtures and Improvements	658,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	774,000	[1],[2]
Accumulated Depreciation	65,000	[3],[4]
Dollar General, Stonewall, MS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	116,000
Buildings, Fixtures and Improvements	655,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	771,000	[1],[2]
Accumulated Depreciation	55,000	[3],[4]
Dollar General, Stringer, MS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	116,000
Buildings, Fixtures and Improvements	655,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	771,000	[1],[2]
Accumulated Depreciation	55,000	[3],[4]
Dollar General, Walnut Grove, MS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	71,000
Buildings, Fixtures and Improvements	641,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	712,000	[1],[2]
Accumulated Depreciation	72,000	[3],[4]
Dollar General, Fayetteville, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	216,000
Buildings, Fixtures and Improvements	647,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	863,000	[1],[2]
Accumulated Depreciation	70,000	[3],[4]
Dollar General, Hickory, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	89,000
Buildings, Fixtures and Improvements	804,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	893,000	[1],[2]
Accumulated Depreciation	64,000	[3],[4]
Dollar General, Ocean Isle Beach, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	341,000
Buildings, Fixtures and Improvements	633,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	974,000	[1],[2]
Accumulated Depreciation	68,000	[3],[4]
Dollar General, Tryon, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	139,000
Buildings, Fixtures and Improvements	789,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	928,000	[1],[2]
Accumulated Depreciation	63,000	[3],[4]
Dollar General, Vass, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	226,000
Buildings, Fixtures and Improvements	528,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	754,000	[1],[2]
Accumulated Depreciation	57,000	[3],[4]
Dollar General, Farmington, NM [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	269,000
Buildings, Fixtures and Improvements	807,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,076,000	[1],[2]
Accumulated Depreciation	60,000	[3],[4]
Dollar General, Forest, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	76,000
Buildings, Fixtures and Improvements	681,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	757,000	[1],[2]
Accumulated Depreciation	83,000	[3],[4]
Dollar General, Greenfield, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	110,000
Buildings, Fixtures and Improvements	986,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,096,000	[1],[2]
Accumulated Depreciation	102,000	[3],[4]
Dollar General, Loudonville, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	236,000
Buildings, Fixtures and Improvements	945,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,181,000	[1],[2]
Accumulated Depreciation	84,000	[3],[4]
Dollar General, Lucasville, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	223,000
Buildings, Fixtures and Improvements	893,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,116,000	[1],[2]
Accumulated Depreciation	79,000	[3],[4]
Dollar General, New Carlisle, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	215,000
Buildings, Fixtures and Improvements	860,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,075,000	[1],[2]
Accumulated Depreciation	72,000	[3],[4]
Dollar General, New Matamoras, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	123,000
Buildings, Fixtures and Improvements	696,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	819,000	[1],[2]
Accumulated Depreciation	85,000	[3],[4]
Dollar General, Payne, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	81,000
Buildings, Fixtures and Improvements	729,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	810,000	[1],[2]
Accumulated Depreciation	89,000	[3],[4]
Dollar General, Pleasant City, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	131,000
Buildings, Fixtures and Improvements	740,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	871,000	[1],[2]
Accumulated Depreciation	90,000	[3],[4]
Dollar General, Calera, OK [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	136,000
Buildings, Fixtures and Improvements	770,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	906,000	[1],[2]
Accumulated Depreciation	58,000	[3],[4]
Dollar General, Commerce, OK [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	38,000
Buildings, Fixtures and Improvements	341,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	379,000	[1],[2]
Accumulated Depreciation	41,000	[3],[4]
Dollar General, Hartshorne, OK [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	100,000
Buildings, Fixtures and Improvements	898,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	998,000	[1],[2]
Accumulated Depreciation	67,000	[3],[4]
Dollar General, Lexington, OK [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	85,000
Buildings, Fixtures and Improvements	761,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	846,000	[1],[2]
Accumulated Depreciation	57,000	[3],[4]
Dollar General, Maud, OK [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	76,000
Buildings, Fixtures and Improvements	688,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	764,000	[1],[2]
Accumulated Depreciation	51,000	[3],[4]
Dollar General, Maysville, OK [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	41,000
Buildings, Fixtures and Improvements	785,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	826,000	[1],[2]
Accumulated Depreciation	59,000	[3],[4]
Dollar General, Nowata, OK [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	43,000
Buildings, Fixtures and Improvements	128,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	171,000	[1],[2]
Accumulated Depreciation	11,000	[3],[4]
Dollar General, Rush Spring, OK [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	87,000
Buildings, Fixtures and Improvements	779,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	866,000	[1],[2]
Accumulated Depreciation	58,000	[3],[4]
Dollar General, Doyle, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	75,000
Buildings, Fixtures and Improvements	679,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	754,000	[1],[2]
Accumulated Depreciation	51,000	[3],[4]
Dollar General, Manchester, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	114,000
Buildings, Fixtures and Improvements	646,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	760,000	[1],[2]
Accumulated Depreciation	51,000	[3],[4]
Dollar General, McMinnville, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	120,000
Buildings, Fixtures and Improvements	679,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	799,000	[1],[2]
Accumulated Depreciation	57,000	[3],[4]
Dollar General, Pleasant Hill, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	39,000
Buildings, Fixtures and Improvements	747,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	786,000	[1],[2]
Accumulated Depreciation	84,000	[3],[4]
Dollar General, Academy, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	122,000
Buildings, Fixtures and Improvements	693,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	815,000	[1],[2]
Accumulated Depreciation	65,000	[3],[4]
Dollar General, Alto Bonito, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	163,000
Buildings, Fixtures and Improvements	652,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	815,000	[1],[2]
Accumulated Depreciation	70,000	[3],[4]
Dollar General, Blessing, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	83,000
Buildings, Fixtures and Improvements	745,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	828,000	[1],[2]
Accumulated Depreciation	42,000	[3],[4]
Dollar General, Bryan, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	148,000
Buildings, Fixtures and Improvements	840,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	988,000	[1],[2]
Accumulated Depreciation	63,000	[3],[4]
Dollar General, Bryan, TX I [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	193,000
Buildings, Fixtures and Improvements	772,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	965,000	[1],[2]
Accumulated Depreciation	58,000	[3],[4]
Dollar General, Bryan, TX II [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	185,000
Buildings, Fixtures and Improvements	740,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	925,000	[1],[2]
Accumulated Depreciation	55,000	[3],[4]
Dollar General, Canyon Lake, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	149,000
Buildings, Fixtures and Improvements	843,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	992,000	[1],[2]
Accumulated Depreciation	59,000	[3],[4]
Dollar General, Como, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	76,000
Buildings, Fixtures and Improvements	683,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	759,000	[1],[2]
Accumulated Depreciation	64,000	[3],[4]
Dollar General, Corpus Christi, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	270,000
Buildings, Fixtures and Improvements	809,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,079,000	[1],[2]
Accumulated Depreciation	45,000	[3],[4]
Dollar General, Dickinson, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	87,000
Buildings, Fixtures and Improvements	786,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	873,000	[1],[2]
Accumulated Depreciation	55,000	[3],[4]
Dollar General, Donna, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	136,000
Buildings, Fixtures and Improvements	768,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	904,000	[1],[2]
Accumulated Depreciation	58,000	[3],[4]
Dollar General, Donna, TX I [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	200,000
Buildings, Fixtures and Improvements	799,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	999,000	[1],[2]
Accumulated Depreciation	56,000	[3],[4]
Dollar General, Donna, TX II [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	145,000
Buildings, Fixtures and Improvements	820,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	965,000	[1],[2]
Accumulated Depreciation	42,000	[3],[4]
Dollar General, Edinburg, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	136,000
Buildings, Fixtures and Improvements	769,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	905,000	[1],[2]
Accumulated Depreciation	58,000	[3],[4]
Dollar General, Elemdorf, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	94,000
Buildings, Fixtures and Improvements	847,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	941,000	[1],[2]
Accumulated Depreciation	56,000	[3],[4]
Dollar General, Gladewater, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	184,000
Buildings, Fixtures and Improvements	736,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	920,000	[1],[2]
Accumulated Depreciation	55,000	[3],[4]
Dollar General, Gordonville, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	38,000
Buildings, Fixtures and Improvements	717,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	755,000	[1],[2]
Accumulated Depreciation	67,000	[3],[4]
Dollar General, Kyle, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	132,000
Buildings, Fixtures and Improvements	747,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	879,000	[1],[2]
Accumulated Depreciation	52,000	[3],[4]
Dollar General, LaMarque, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	102,000
Buildings, Fixtures and Improvements	917,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,019,000	[1],[2]
Accumulated Depreciation	69,000	[3],[4]
Dollar General, Laredo, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	253,000
Buildings, Fixtures and Improvements	758,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,011,000	[1],[2]
Accumulated Depreciation	60,000	[3],[4]
Dollar General, Lubbock, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	267,000
Buildings, Fixtures and Improvements	801,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,068,000	[1],[2]
Accumulated Depreciation	60,000	[3],[4]
Dollar General, Lyford, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	80,000
Buildings, Fixtures and Improvements	724,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	804,000	[1],[2]
Accumulated Depreciation	81,000	[3],[4]
Dollar General, Morgans Point, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	145,000
Buildings, Fixtures and Improvements	821,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	966,000	[1],[2]
Accumulated Depreciation	61,000	[3],[4]
Dollar General, Mount Pleasant, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	214,000
Buildings, Fixtures and Improvements	858,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,072,000	[1],[2]
Accumulated Depreciation	64,000	[3],[4]
Dollar General, New Braunfels, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	205,000
Buildings, Fixtures and Improvements	818,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,023,000	[1],[2]
Accumulated Depreciation	61,000	[3],[4]
Dollar General, Poteet, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	96,000
Buildings, Fixtures and Improvements	864,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	960,000	[1],[2]
Accumulated Depreciation	105,000	[3],[4]
Dollar General, Progreso, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	169,000
Buildings, Fixtures and Improvements	957,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,126,000	[1],[2]
Accumulated Depreciation	116,000	[3],[4]
Dollar General, Rio Grande City, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	137,000
Buildings, Fixtures and Improvements	779,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	916,000	[1],[2]
Accumulated Depreciation	95,000	[3],[4]
Dollar General, Roma, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	253,000
Buildings, Fixtures and Improvements	1,010,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,263,000	[1],[2]
Accumulated Depreciation	123,000	[3],[4]
Dollar General, San Antonio, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	252,000
Buildings, Fixtures and Improvements	756,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,008,000	[1],[2]
Accumulated Depreciation	50,000	[3],[4]
Dollar General, San Antonio, TX I [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	222,000
Buildings, Fixtures and Improvements	888,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,110,000	[1],[2]
Accumulated Depreciation	58,000	[3],[4]
Dollar General, Silsbee, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	43,000
Buildings, Fixtures and Improvements	810,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	853,000	[1],[2]
Accumulated Depreciation	68,000	[3],[4]
Dollar General, Troy, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	93,000
Buildings, Fixtures and Improvements	841,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	934,000	[1],[2]
Accumulated Depreciation	63,000	[3],[4]
Dollar General, Tyler, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	219,000
Buildings, Fixtures and Improvements	875,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,094,000	[1],[2]
Accumulated Depreciation	66,000	[3],[4]
Dollar General, Victoria, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	91,000
Buildings, Fixtures and Improvements	817,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	908,000	[1],[2]
Accumulated Depreciation	42,000	[3],[4]
Dollar General, Waco, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	192,000
Buildings, Fixtures and Improvements	767,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	959,000	[1],[2]
Accumulated Depreciation	57,000	[3],[4]
Dollar General, Weslaco, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	215,000
Buildings, Fixtures and Improvements	862,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,077,000	[1],[2]
Accumulated Depreciation	61,000	[3],[4]
Dollar General, Burkeville, VA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	160,000
Buildings, Fixtures and Improvements	906,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,066,000	[1],[2]
Accumulated Depreciation	85,000	[3],[4]
Dollar General, Chesterfield, VA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	242,000
Buildings, Fixtures and Improvements	726,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	968,000	[1],[2]
Accumulated Depreciation	78,000	[3],[4]
Dollar General, Danville, VA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	155,000
Buildings, Fixtures and Improvements	621,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	776,000	[1],[2]
Accumulated Depreciation	67,000	[3],[4]
Dollar General, Hopewell, VA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	584,000
Buildings, Fixtures and Improvements	713,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,297,000	[1],[2]
Accumulated Depreciation	77,000	[3],[4]
Dollar General, Hot Springs, VA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	283,000
Buildings, Fixtures and Improvements	661,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	944,000	[1],[2]
Accumulated Depreciation	71,000	[3],[4]
Dollar General, Mellen, WI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	79,000
Buildings, Fixtures and Improvements	711,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	790,000	[1],[2]
Accumulated Depreciation	80,000	[3],[4]
Dollar General, Minong, WI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	38,000
Buildings, Fixtures and Improvements	727,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	765,000	[1],[2]
Accumulated Depreciation	82,000	[3],[4]
Dollar General, Solon Springs, WI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	76,000
Buildings, Fixtures and Improvements	685,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	761,000	[1],[2]
Accumulated Depreciation	77,000	[3],[4]
Dunkin' Donuts/Baskin-Robbins, Dearborn Heights, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	230,000
Buildings, Fixtures and Improvements	846,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,076,000	[1],[2]
Accumulated Depreciation	23,000	[3],[4]
Einstein Bros. Bagels, Dearborn, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	190,000
Buildings, Fixtures and Improvements	724,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	914,000	[1],[2]
Accumulated Depreciation	20,000	[3],[4]
Exelis, Herndon, VA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	39,519,000
Land	1,384,000
Buildings, Fixtures and Improvements	53,584,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	54,968,000	[1],[2]
Accumulated Depreciation	434,000	[3],[4]
Express Scripts, St. Louis, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[13]
Land	5,706,000
Buildings, Fixtures and Improvements	32,333,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	38,039,000	[1],[2]
Accumulated Depreciation	3,661,000	[3],[4]
Family Dollar, Rangeley, CO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[12]
Land	66,000
Buildings, Fixtures and Improvements	593,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	659,000	[1],[2]
Accumulated Depreciation	56,000	[3],[4]
Family Dollar, Middleburg, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	274,000
Buildings, Fixtures and Improvements	822,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,096,000	[1],[2]
Accumulated Depreciation	27,000	[3],[4]
Family Dollar, Ormond Beach, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	573,000
Buildings, Fixtures and Improvements	860,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,433,000	[1],[2]
Accumulated Depreciation	28,000	[3],[4]
Family Dollar, Lenox, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	90,000
Buildings, Fixtures and Improvements	809,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	899,000	[1],[2]
Accumulated Depreciation	53,000	[3],[4]
Family Dollar, Arco, ID [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	76,000
Buildings, Fixtures and Improvements	684,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	760,000	[1],[2]
Accumulated Depreciation	48,000	[3],[4]
Family Dollar, Kimberly, ID [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	219,000
Buildings, Fixtures and Improvements	657,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	876,000	[1],[2]
Accumulated Depreciation	28,000	[3],[4]
Family Dollar, Brookston, IN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	126,000
Buildings, Fixtures and Improvements	715,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	841,000	[1],[2]
Accumulated Depreciation	50,000	[3],[4]
Family Dollar, Greensburg, KS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	80,000
Buildings, Fixtures and Improvements	718,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	798,000	[1],[2]
Accumulated Depreciation	13,000	[3],[4]
Family Dollar, Chalmette, LA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	751,000
Buildings, Fixtures and Improvements	615,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,366,000	[1],[2]
Accumulated Depreciation	58,000	[3],[4]
Family Dollar, Tickfaw, LA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	181,000
Buildings, Fixtures and Improvements	543,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	724,000	[1],[2]
Accumulated Depreciation	53,000	[3],[4]
Family Dollar, Detroit, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	130,000
Buildings, Fixtures and Improvements	1,169,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,299,000	[1],[2]
Accumulated Depreciation	71,000	[3],[4]
Family Dollar, Detroit, MI I [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	106,000
Buildings, Fixtures and Improvements	956,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,062,000	[1],[2]
Accumulated Depreciation	36,000	[3],[4]
Family Dollar, Jackson, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	93,000
Buildings, Fixtures and Improvements	525,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	618,000	[1],[2]
Accumulated Depreciation	10,000	[3],[4]
Family Dollar, St Louis, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	445,000
Buildings, Fixtures and Improvements	1,038,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,483,000	[1],[2]
Accumulated Depreciation	68,000	[3],[4]
Family Dollar, St. Louis, MO I [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	168,000
Buildings, Fixtures and Improvements	671,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	839,000	[1],[2]
Accumulated Depreciation	66,000	[3],[4]
Family Dollar, St. Louis, MO II [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	445,000
Buildings, Fixtures and Improvements	1,039,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,484,000	[1],[2]
Accumulated Depreciation	63,000	[3],[4]
Family Dollar, St. Louis, MO III [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	215,000
Buildings, Fixtures and Improvements	1,219,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,434,000	[1],[2]
Accumulated Depreciation	46,000	[3],[4]
Family Dollar, Biloxi, MS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[12]
Land	310,000
Buildings, Fixtures and Improvements	575,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	885,000	[1],[2]
Accumulated Depreciation	57,000	[3],[4]
Family Dollar, Carriere, MS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[12]
Land	200,000
Buildings, Fixtures and Improvements	599,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	799,000	[1],[2]
Accumulated Depreciation	59,000	[3],[4]
Family Dollar, D'Iberville, MS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	241,000
Buildings, Fixtures and Improvements	561,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	802,000	[1],[2]
Accumulated Depreciation	50,000	[3],[4]
Family Dollar, Gulfport, MS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[12]
Land	209,000
Buildings, Fixtures and Improvements	626,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	835,000	[1],[2]
Accumulated Depreciation	56,000	[3],[4]
Family Dollar, Gulfport, MS I [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	270,000
Buildings, Fixtures and Improvements	629,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	899,000	[1],[2]
Accumulated Depreciation	44,000	[3],[4]
Family Dollar, Gulfport, MS II [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	218,000
Buildings, Fixtures and Improvements	654,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	872,000	[1],[2]
Accumulated Depreciation	43,000	[3],[4]
Family Dollar, Hattiesburg, MS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	225,000
Buildings, Fixtures and Improvements	674,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	899,000	[1],[2]
Accumulated Depreciation	35,000	[3],[4]
Family Dollar, Horn Lake, MS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	225,000
Buildings, Fixtures and Improvements	676,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	901,000	[1],[2]
Accumulated Depreciation	51,000	[3],[4]
Family Dollar, Kiln, MS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	106,000
Buildings, Fixtures and Improvements	650,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	756,000	[1],[2]
Accumulated Depreciation	43,000	[3],[4]
Family Dollar, Okolona, MS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	64,000
Buildings, Fixtures and Improvements	578,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	642,000	[1],[2]
Accumulated Depreciation	46,000	[3],[4]
Family Dollar, Wilnona, MS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	146,000
Buildings, Fixtures and Improvements	585,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	731,000	[1],[2]
Accumulated Depreciation	47,000	[3],[4]
Family Dollar, Fairmont, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	151,000
Buildings, Fixtures and Improvements	603,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	754,000	[1],[2]
Accumulated Depreciation	11,000	[3],[4]
Family Dollar, Fort Yates, ND [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[11]
Land	126,000
Buildings, Fixtures and Improvements	715,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	841,000	[1],[2]
Accumulated Depreciation	77,000	[3],[4]
Family Dollar, New Town, ND [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[11]
Land	105,000
Buildings, Fixtures and Improvements	942,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,047,000	[1],[2]
Accumulated Depreciation	101,000	[3],[4]
Family Dollar, Rolla, ND [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[11]
Land	83,000
Buildings, Fixtures and Improvements	749,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	832,000	[1],[2]
Accumulated Depreciation	81,000	[3],[4]
Family Dollar, Madison, NE [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[11]
Land	37,000
Buildings, Fixtures and Improvements	703,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	740,000	[1],[2]
Accumulated Depreciation	79,000	[3],[4]
Family Dollar, Chimayo, NM [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	158,000
Buildings, Fixtures and Improvements	632,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	790,000	[1],[2]
Accumulated Depreciation	33,000	[3],[4]
Family Dollar, Mountainair, NM [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	84,000
Buildings, Fixtures and Improvements	752,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	836,000	[1],[2]
Accumulated Depreciation	63,000	[3],[4]
Family Dollar, Hawthorne, NV [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[12]
Land	191,000
Buildings, Fixtures and Improvements	764,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	955,000	[1],[2]
Accumulated Depreciation	68,000	[3],[4]
Family Dollar, Lovelock, NV [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[12]
Land	185,000
Buildings, Fixtures and Improvements	742,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	927,000	[1],[2]
Accumulated Depreciation	69,000	[3],[4]
Family Dollar, Silver Spring, NV [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	202,000
Buildings, Fixtures and Improvements	808,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,010,000	[1],[2]
Accumulated Depreciation	57,000	[3],[4]
Family Dollar, Wells, NV [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[12]
Land	84,000
Buildings, Fixtures and Improvements	755,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	839,000	[1],[2]
Accumulated Depreciation	71,000	[3],[4]
Family Dollar, Toledo, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	306,000
Buildings, Fixtures and Improvements	917,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,223,000	[1],[2]
Accumulated Depreciation	43,000	[3],[4]
Family Dollar, Warren, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	170,000
Buildings, Fixtures and Improvements	681,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	851,000	[1],[2]
Accumulated Depreciation	51,000	[3],[4]
Family Dollar, Stillwell, OK [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[11]
Land	40,000
Buildings, Fixtures and Improvements	768,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	808,000	[1],[2]
Accumulated Depreciation	86,000	[3],[4]
Family Dollar, Tulsa, OK [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[12]
Land	220,000
Buildings, Fixtures and Improvements	878,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,098,000	[1],[2]
Accumulated Depreciation	70,000	[3],[4]
Family Dollar, Martin, SD [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[11]
Land	85,000
Buildings, Fixtures and Improvements	764,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	849,000	[1],[2]
Accumulated Depreciation	82,000	[3],[4]
Family Dollar, Harrison, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	74,000
Buildings, Fixtures and Improvements	420,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	494,000	[1],[2]
Accumulated Depreciation	10,000	[3],[4]
Family Dollar, Avinger, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	40,000
Buildings, Fixtures and Improvements	761,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	801,000	[1],[2]
Accumulated Depreciation	50,000	[3],[4]
Family Dollar, Caldwell, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	138,000
Buildings, Fixtures and Improvements	552,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	690,000	[1],[2]
Accumulated Depreciation	49,000	[3],[4]
Family Dollar, Chireno, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	50,000
Buildings, Fixtures and Improvements	943,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	993,000	[1],[2]
Accumulated Depreciation	57,000	[3],[4]
Family Dollar, Eagle Lake, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	100,000
Buildings, Fixtures and Improvements	566,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	666,000	[1],[2]
Accumulated Depreciation	48,000	[3],[4]
Family Dollar, Floydada, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[11]
Land	36,000
Buildings, Fixtures and Improvements	681,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	717,000	[1],[2]
Accumulated Depreciation	77,000	[3],[4]
Family Dollar, Kerens, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[12]
Land	73,000
Buildings, Fixtures and Improvements	658,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	731,000	[1],[2]
Accumulated Depreciation	68,000	[3],[4]
Family Dollar, Oakhurst, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	36,000
Buildings, Fixtures and Improvements	683,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	719,000	[1],[2]
Accumulated Depreciation	42,000	[3],[4]
Family Dollar, Plano, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	468,000
Buildings, Fixtures and Improvements	869,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,337,000	[1],[2]
Accumulated Depreciation	20,000	[3],[4]
Family Dollar, Kemmerer, WY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	45,000
Buildings, Fixtures and Improvements	853,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	898,000	[1],[2]
Accumulated Depreciation	40,000	[3],[4]
Famous Dave's, Independence, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	620,000
Buildings, Fixtures and Improvements	422,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,042,000	[1],[2]
Accumulated Depreciation	12,000	[3],[4]
Farmers Group, Inc., Simi Valley, CA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	25,620,000
Land	11,851,000
Buildings, Fixtures and Improvements	31,096,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	42,947,000	[1],[2]
Accumulated Depreciation	314,000	[3],[4]
Farmers New World Life Insurance Company, Mercer Island, WA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	29,161,000
Land	24,287,000
Buildings, Fixtures and Improvements	28,210,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	52,497,000	[1],[2]
Accumulated Depreciation	231,000	[3],[4]
FedEx, Lowell, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	396,000
Buildings, Fixtures and Improvements	7,521,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	7,917,000	[1],[2]
Accumulated Depreciation	382,000	[3],[4]
FedEx, Yuma, AZ [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	0
Buildings, Fixtures and Improvements	2,076,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,076,000	[1],[2]
Accumulated Depreciation	148,000	[3],[4]
FedEx, Chico, CA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	308,000
Buildings, Fixtures and Improvements	2,776,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,084,000	[1],[2]
Accumulated Depreciation	198,000	[3],[4]
FedEx, Commerce City, CO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[13]
Land	6,556,000
Buildings, Fixtures and Improvements	26,224,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	32,780,000	[1],[2]
Accumulated Depreciation	2,799,000	[3],[4]
FedEx, Melbourne, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	159,000
Buildings, Fixtures and Improvements	1,433,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,592,000	[1],[2]
Accumulated Depreciation	36,000	[3],[4]
FedEx, Kankakee, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	195,000
Buildings, Fixtures and Improvements	1,103,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,298,000	[1],[2]
Accumulated Depreciation	107,000	[3],[4]
FedEx, Mt. Vernon, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	222,000
Buildings, Fixtures and Improvements	1,259,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,481,000	[1],[2]
Accumulated Depreciation	122,000	[3],[4]
FedEx, Quincy, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	371,000
Buildings, Fixtures and Improvements	2,101,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,472,000	[1],[2]
Accumulated Depreciation	160,000	[3],[4]
FedEx, Evansville, IN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	665,000
Buildings, Fixtures and Improvements	2,661,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,326,000	[1],[2]
Accumulated Depreciation	257,000	[3],[4]
FedEx, Kokomo, IN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	186,000
Buildings, Fixtures and Improvements	3,541,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,727,000	[1],[2]
Accumulated Depreciation	378,000	[3],[4]
FedEx, Hazard, KY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	215,000
Buildings, Fixtures and Improvements	4,085,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	4,300,000	[1],[2]
Accumulated Depreciation	312,000	[3],[4]
FedEx, London, KY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	191,000
Buildings, Fixtures and Improvements	1,081,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,272,000	[1],[2]
Accumulated Depreciation	104,000	[3],[4]
FedEx, Grand Rapids, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	4,800,000
Land	1,797,000
Buildings, Fixtures and Improvements	7,189,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	8,986,000	[1],[2]
Accumulated Depreciation	694,000	[3],[4]
FedEx, Port Huron, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	125,000
Buildings, Fixtures and Improvements	1,121,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,246,000	[1],[2]
Accumulated Depreciation	40,000	[3],[4]
FedEx, Roseville, MN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,462,000
Buildings, Fixtures and Improvements	8,282,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	9,744,000	[1],[2]
Accumulated Depreciation	547,000	[3],[4]
FedEx, Butte, MT [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	5,060,000
Land	403,000
Buildings, Fixtures and Improvements	7,653,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	8,056,000	[1],[2]
Accumulated Depreciation	1,050,000	[3],[4]
FedEx, Belmont, NH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[13]
Land	265,000
Buildings, Fixtures and Improvements	2,386,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,651,000	[1],[2]
Accumulated Depreciation	291,000	[3],[4]
FedEx, Wendover, NV [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	262,000
Buildings, Fixtures and Improvements	1,483,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,745,000	[1],[2]
Accumulated Depreciation	75,000	[3],[4]
FedEx, Winnemucca, NV [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	280,000
Buildings, Fixtures and Improvements	1,585,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,865,000	[1],[2]
Accumulated Depreciation	81,000	[3],[4]
FedEx, Blauvelt, NY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	14,420,000
Buildings, Fixtures and Improvements	26,779,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	41,199,000	[1],[2]
Accumulated Depreciation	2,859,000	[3],[4]
FedEx, Chillicothe, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	143,000
Buildings, Fixtures and Improvements	1,284,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,427,000	[1],[2]
Accumulated Depreciation	124,000	[3],[4]
FedEx, Mt. Pleasant, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	454,000
Buildings, Fixtures and Improvements	1,814,000
Costs Capitalized Subsequent to Acquisition	98,000
Gross Amount	2,366,000	[1],[2]
Accumulated Depreciation	179,000	[3],[4]
FedEx, Blountville, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[13]
Land	562,000
Buildings, Fixtures and Improvements	5,056,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	5,618,000	[1],[2]
Accumulated Depreciation	591,000	[3],[4]
FedEx, Humboldt, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	239,000
Buildings, Fixtures and Improvements	4,543,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	4,782,000	[1],[2]
Accumulated Depreciation	416,000	[3],[4]
FedEx, Bryan, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	1,422,000
Buildings, Fixtures and Improvements	3,318,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	4,740,000	[1],[2]
Accumulated Depreciation	320,000	[3],[4]
FedEx, Omak, WA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	252,000
Buildings, Fixtures and Improvements	1,425,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,677,000	[1],[2]
Accumulated Depreciation	109,000	[3],[4]
FedEx, Wenatchee, WA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	266,000
Buildings, Fixtures and Improvements	2,393,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,659,000	[1],[2]
Accumulated Depreciation	183,000	[3],[4]
FedEx, Parkersburg, WV [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	193,000
Buildings, Fixtures and Improvements	3,671,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,864,000	[1],[2]
Accumulated Depreciation	280,000	[3],[4]
FedEx Ground, Greenville, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[11]
Land	363,000
Buildings, Fixtures and Improvements	6,903,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	7,266,000	[1],[2]
Accumulated Depreciation	772,000	[3],[4]
FedEx Ground, Tulsa, OK [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[11]
Land	458,000
Buildings, Fixtures and Improvements	8,695,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	9,153,000	[1],[2]
Accumulated Depreciation	972,000	[3],[4]
First Bank, Pinellas Park, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	630,000
Buildings, Fixtures and Improvements	1,470,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,100,000	[1],[2]
Accumulated Depreciation	20,000	[3],[4]
Fresenius, Aurora, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	287,000
Buildings, Fixtures and Improvements	2,584,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,871,000	[1],[2]
Accumulated Depreciation	182,000	[3],[4]
Fresenius, Chicago, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	588,000
Buildings, Fixtures and Improvements	1,764,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,352,000	[1],[2]
Accumulated Depreciation	117,000	[3],[4]
Fresenius, Waukegan, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	94,000
Buildings, Fixtures and Improvements	1,792,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,886,000	[1],[2]
Accumulated Depreciation	119,000	[3],[4]
Fresenius, Peru, IN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	69,000
Buildings, Fixtures and Improvements	1,305,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,374,000	[1],[2]
Accumulated Depreciation	92,000	[3],[4]
Fresenius, Bossier City, LA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	120,000
Buildings, Fixtures and Improvements	682,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	802,000	[1],[2]
Accumulated Depreciation	29,000	[3],[4]
Fresenius, Caro, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	92,000
Buildings, Fixtures and Improvements	1,744,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,836,000	[1],[2]
Accumulated Depreciation	130,000	[3],[4]
Fresenius, Jackson, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	137,000
Buildings, Fixtures and Improvements	2,603,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,740,000	[1],[2]
Accumulated Depreciation	194,000	[3],[4]
Fresenius, Albermarle, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	139,000
Buildings, Fixtures and Improvements	1,253,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,392,000	[1],[2]
Accumulated Depreciation	39,000	[3],[4]
Fresenius, Angier, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	203,000
Buildings, Fixtures and Improvements	1,152,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,355,000	[1],[2]
Accumulated Depreciation	36,000	[3],[4]
Fresenius, Asheboro, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	323,000
Buildings, Fixtures and Improvements	2,903,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,226,000	[1],[2]
Accumulated Depreciation	91,000	[3],[4]
Fresenius, Taylorsville, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	275,000
Buildings, Fixtures and Improvements	1,099,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,374,000	[1],[2]
Accumulated Depreciation	34,000	[3],[4]
Fresenius, Warsaw, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	75,000
Buildings, Fixtures and Improvements	1,428,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,503,000	[1],[2]
Accumulated Depreciation	78,000	[3],[4]
Fresenius, Kings Mills, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	399,000
Buildings, Fixtures and Improvements	598,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	997,000	[1],[2]
Accumulated Depreciation	45,000	[3],[4]
Fresenius, Dallas, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	377,000
Buildings, Fixtures and Improvements	1,132,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,509,000	[1],[2]
Accumulated Depreciation	44,000	[3],[4]
GE Aviation, Auburn, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,627,000
Buildings, Fixtures and Improvements	30,920,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	32,547,000	[1],[2]
Accumulated Depreciation	1,767,000	[3],[4]
General Mills, Geneva, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	16,555,000
Land	7,457,000
Buildings, Fixtures and Improvements	22,371,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	29,828,000	[1],[2]
Accumulated Depreciation	2,161,000	[3],[4]
General Mills, Fort Wayne, IN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	2,533,000
Buildings, Fixtures and Improvements	48,130,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	50,663,000	[1],[2]
Accumulated Depreciation	3,425,000	[3],[4]
General Motors Financial, Arlington, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	25,552,000
Land	7,901,000
Buildings, Fixtures and Improvements	35,553,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	43,454,000	[1],[2]
Accumulated Depreciation	328,000	[3],[4]
Golden Corral, Albany, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	460,000
Buildings, Fixtures and Improvements	1,863,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,323,000	[1],[2]
Accumulated Depreciation	53,000	[3],[4]
Golden Corral, Brunswick, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	390,000
Buildings, Fixtures and Improvements	2,093,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,483,000	[1],[2]
Accumulated Depreciation	60,000	[3],[4]
Golden Corral, McDonough, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	930,000
Buildings, Fixtures and Improvements	3,936,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	4,866,000	[1],[2]
Accumulated Depreciation	113,000	[3],[4]
Golden Corral, Council Bluffs, IA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	1,140,000
Buildings, Fixtures and Improvements	1,460,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,600,000	[1],[2]
Accumulated Depreciation	42,000	[3],[4]
Golden Corral, Evansville, IN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	670,000
Buildings, Fixtures and Improvements	2,707,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,377,000	[1],[2]
Accumulated Depreciation	78,000	[3],[4]
Golden Corral, Evansville, IN I [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	640,000
Buildings, Fixtures and Improvements	944,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,584,000	[1],[2]
Accumulated Depreciation	27,000	[3],[4]
Golden Corral, Fort Wayne, IN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	820,000
Buildings, Fixtures and Improvements	1,935,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,755,000	[1],[2]
Accumulated Depreciation	55,000	[3],[4]
Golden Corral, Kokomo, IN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	780,000
Buildings, Fixtures and Improvements	2,107,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,887,000	[1],[2]
Accumulated Depreciation	60,000	[3],[4]
Golden Corral, Elizabethtown, KY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	760,000
Buildings, Fixtures and Improvements	2,753,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,513,000	[1],[2]
Accumulated Depreciation	79,000	[3],[4]
Golden Corral, Henderson, KY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	600,000
Buildings, Fixtures and Improvements	1,586,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,186,000	[1],[2]
Accumulated Depreciation	45,000	[3],[4]
Golden Corral, Blue Springs, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	810,000
Buildings, Fixtures and Improvements	1,346,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,156,000	[1],[2]
Accumulated Depreciation	39,000	[3],[4]
Golden Corral, Flowood, MS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	680,000
Buildings, Fixtures and Improvements	2,730,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,410,000	[1],[2]
Accumulated Depreciation	78,000	[3],[4]
Golden Corral, Aberdeen, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	690,000
Buildings, Fixtures and Improvements	1,566,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,256,000	[1],[2]
Accumulated Depreciation	45,000	[3],[4]
Golden Corral, Burlington, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	840,000
Buildings, Fixtures and Improvements	2,319,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,159,000	[1],[2]
Accumulated Depreciation	66,000	[3],[4]
Golden Corral, Hickory, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	260,000
Buildings, Fixtures and Improvements	2,658,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,918,000	[1],[2]
Accumulated Depreciation	76,000	[3],[4]
Golden Corral, Bellevue, NE [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	520,000
Buildings, Fixtures and Improvements	1,433,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,953,000	[1],[2]
Accumulated Depreciation	41,000	[3],[4]
Golden Corral, Lincoln, NE [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	300,000
Buildings, Fixtures and Improvements	2,930,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,230,000	[1],[2]
Accumulated Depreciation	84,000	[3],[4]
Golden Corral, Farmington, NM [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	270,000
Buildings, Fixtures and Improvements	3,174,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,444,000	[1],[2]
Accumulated Depreciation	91,000	[3],[4]
Golden Corral, Columbus, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	770,000
Buildings, Fixtures and Improvements	2,476,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,246,000	[1],[2]
Accumulated Depreciation	71,000	[3],[4]
Golden Corral, Tulsa, OK [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	280,000
Buildings, Fixtures and Improvements	3,890,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	4,170,000	[1],[2]
Accumulated Depreciation	112,000	[3],[4]
Golden Corral, Rock Hill, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	320,000
Buildings, Fixtures and Improvements	2,130,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,450,000	[1],[2]
Accumulated Depreciation	61,000	[3],[4]
Golden Corral, Cookeville, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	800,000
Buildings, Fixtures and Improvements	1,937,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,737,000	[1],[2]
Accumulated Depreciation	56,000	[3],[4]
Golden Corral, Bristol, VA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	750,000
Buildings, Fixtures and Improvements	2,276,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,026,000	[1],[2]
Accumulated Depreciation	65,000	[3],[4]
Goodfire BBQ, San Antonio, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	350,000
Buildings, Fixtures and Improvements	341,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	691,000	[1],[2]
Accumulated Depreciation	10,000	[3],[4]
Gandy's, Hobbs, NM [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	815,000
Buildings, Fixtures and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	815,000	[1],[2]
Accumulated Depreciation	0	[3],[4]
Gandy's, Ardmore, OK [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	454,000
Buildings, Fixtures and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	454,000	[1],[2]
Accumulated Depreciation	0	[3],[4]
Gandy's, Moore, OK [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	320,000
Buildings, Fixtures and Improvements	428,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	748,000	[1],[2]
Accumulated Depreciation	12,000	[3],[4]
Gandy's, Oklahoma City, OK [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	260,000
Buildings, Fixtures and Improvements	380,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	640,000	[1],[2]
Accumulated Depreciation	11,000	[3],[4]
Gandy's, Oklahoma City, OK I [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	320,000
Buildings, Fixtures and Improvements	289,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	609,000	[1],[2]
Accumulated Depreciation	8,000	[3],[4]
GSA, Birmingham, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	10,568,000
Land	1,400,000
Buildings, Fixtures and Improvements	8,830,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	10,230,000	[1],[2]
Accumulated Depreciation	84,000	[3],[4]
GSA, Mobile, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	268,000
Buildings, Fixtures and Improvements	5,095,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	5,363,000	[1],[2]
Accumulated Depreciation	420,000	[3],[4]
GSA, North Birmingham, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	17,640,000
Land	2,982,000
Buildings, Fixtures and Improvements	19,982,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	22,964,000	[1],[2]
Accumulated Depreciation	193,000	[3],[4]
GSA, Springerville, AZ [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	148,000
Buildings, Fixtures and Improvements	2,810,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,958,000	[1],[2]
Accumulated Depreciation	232,000	[3],[4]
GSA, Craig, CO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[11]
Land	129,000
Buildings, Fixtures and Improvements	1,159,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,288,000	[1],[2]
Accumulated Depreciation	128,000	[3],[4]
GSA, Cocoa, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	253,000
Buildings, Fixtures and Improvements	1,435,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,688,000	[1],[2]
Accumulated Depreciation	164,000	[3],[4]
GSA, Stuart, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	900,000
Buildings, Fixtures and Improvements	3,600,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	4,500,000	[1],[2]
Accumulated Depreciation	363,000	[3],[4]
GSA, Grangeville, ID [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	317,000
Buildings, Fixtures and Improvements	6,023,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	6,340,000	[1],[2]
Accumulated Depreciation	607,000	[3],[4]
GSA, Kansas City, KS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	16,872,000
Land	4,264,000
Buildings, Fixtures and Improvements	29,678,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	33,942,000	[1],[2]
Accumulated Depreciation	276,000	[3],[4]
GSA, Springfield, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	131,000
Buildings, Fixtures and Improvements	2,489,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,620,000	[1],[2]
Accumulated Depreciation	228,000	[3],[4]
GSA, Albany, NY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	10,137,000
Land	2,470,000
Buildings, Fixtures and Improvements	11,836,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	14,306,000	[1],[2]
Accumulated Depreciation	124,000	[3],[4]
GSA, Freeport, NY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	843,000
Buildings, Fixtures and Improvements	3,372,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	4,215,000	[1],[2]
Accumulated Depreciation	371,000	[3],[4]
GSA, Plattsburg, NY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	508,000
Buildings, Fixtures and Improvements	4,572,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	5,080,000	[1],[2]
Accumulated Depreciation	377,000	[3],[4]
GSA, Warren, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	341,000
Buildings, Fixtures and Improvements	3,114,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,455,000	[1],[2]
Accumulated Depreciation	268,000	[3],[4]
GSA, Ponce, PR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,780,000
Buildings, Fixtures and Improvements	9,297,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	11,077,000	[1],[2]
Accumulated Depreciation	128,000	[3],[4]
GSA, Austin, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	5,046,000
Land	1,570,000
Buildings, Fixtures and Improvements	3,057,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	4,627,000	[1],[2]
Accumulated Depreciation	37,000	[3],[4]
GSA, Fort Worth, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	477,000
Buildings, Fixtures and Improvements	4,290,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	4,767,000	[1],[2]
Accumulated Depreciation	393,000	[3],[4]
GSA, Gloucester, VA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	287,000
Buildings, Fixtures and Improvements	1,628,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,915,000	[1],[2]
Accumulated Depreciation	134,000	[3],[4]
Habanero's Mexican Grill, Hueytown, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	60,000
Buildings, Fixtures and Improvements	639,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	699,000	[1],[2]
Accumulated Depreciation	18,000	[3],[4]
Hanesbrands, Rural Hall, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,082,000
Buildings, Fixtures and Improvements	22,565,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	23,647,000	[1],[2]
Accumulated Depreciation	1,426,000	[3],[4]
Hardee's, Alma, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	80,000
Buildings, Fixtures and Improvements	502,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	582,000	[1],[2]
Accumulated Depreciation	14,000	[3],[4]
Hardee's, Brunswick, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	200,000
Buildings, Fixtures and Improvements	494,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	694,000	[1],[2]
Accumulated Depreciation	14,000	[3],[4]
Hardee's, Claxton, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	170,000
Buildings, Fixtures and Improvements	469,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	639,000	[1],[2]
Accumulated Depreciation	13,000	[3],[4]
Hardee's, Glennville, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	170,000
Buildings, Fixtures and Improvements	450,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	620,000	[1],[2]
Accumulated Depreciation	12,000	[3],[4]
Hardee's, Hazlehurst, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	300,000
Buildings, Fixtures and Improvements	263,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	563,000	[1],[2]
Accumulated Depreciation	7,000	[3],[4]
Hardee's, Metter, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	230,000
Buildings, Fixtures and Improvements	369,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	599,000	[1],[2]
Accumulated Depreciation	10,000	[3],[4]
Hardee's, Richmond Hill, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	390,000
Buildings, Fixtures and Improvements	149,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	539,000	[1],[2]
Accumulated Depreciation	4,000	[3],[4]
Hardee's, Savannah, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	130,000
Buildings, Fixtures and Improvements	456,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	586,000	[1],[2]
Accumulated Depreciation	13,000	[3],[4]
Hardee's, Swainsboro, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	470,000
Buildings, Fixtures and Improvements	107,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	577,000	[1],[2]
Accumulated Depreciation	3,000	[3],[4]
Hardee's, Vidalia, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	220,000
Buildings, Fixtures and Improvements	377,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	597,000	[1],[2]
Accumulated Depreciation	10,000	[3],[4]
Hardee's, Old Fort, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	300,000
Buildings, Fixtures and Improvements	904,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,204,000	[1],[2]
Accumulated Depreciation	25,000	[3],[4]
Hardee's, Aiken, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	220,000
Buildings, Fixtures and Improvements	450,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	670,000	[1],[2]
Accumulated Depreciation	12,000	[3],[4]
Hardee's, Chapin, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	380,000
Buildings, Fixtures and Improvements	741,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,121,000	[1],[2]
Accumulated Depreciation	21,000	[3],[4]
Hardee's, Bloomingdale, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	270,000
Buildings, Fixtures and Improvements	844,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,114,000	[1],[2]
Accumulated Depreciation	23,000	[3],[4]
Hardee's, Clinton, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	390,000
Buildings, Fixtures and Improvements	893,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,283,000	[1],[2]
Accumulated Depreciation	25,000	[3],[4]
Hardee's, Crossville, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	300,000
Buildings, Fixtures and Improvements	689,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	989,000	[1],[2]
Accumulated Depreciation	19,000	[3],[4]
Hardee's Red Burrito, Attalla, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	220,000
Buildings, Fixtures and Improvements	896,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,116,000	[1],[2]
Accumulated Depreciation	25,000	[3],[4]
Hash House A-Go-Go, Las Vegas, NV [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	580,000
Buildings, Fixtures and Improvements	1,347,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,927,000	[1],[2]
Accumulated Depreciation	39,000	[3],[4]
Home Depot, Columbia, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	13,776,000
Land	2,911,000
Buildings, Fixtures and Improvements	15,463,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	18,374,000	[1],[2]
Accumulated Depreciation	2,748,000	[3],[4]
Houlihan's, Plymouth Meeting, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	870,000
Buildings, Fixtures and Improvements	2,015,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,885,000	[1],[2]
Accumulated Depreciation	58,000	[3],[4]
Huntington National Bank, Conneaut, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	205,000
Buildings, Fixtures and Improvements	477,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	682,000	[1],[2]
Accumulated Depreciation	6,000	[3],[4]
Huntington National Bank, Jefferson, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	255,000
Buildings, Fixtures and Improvements	765,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,020,000	[1],[2]
Accumulated Depreciation	10,000	[3],[4]
Hy-Vee, Vermillion, SD [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	409,000
Buildings, Fixtures and Improvements	3,684,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	4,093,000	[1],[2]
Accumulated Depreciation	194,000	[3],[4]
IHOP, Homewood, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	610,000
Buildings, Fixtures and Improvements	1,762,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,372,000	[1],[2]
Accumulated Depreciation	50,000	[3],[4]
IHOP, Castle Rock, CO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	320,000
Buildings, Fixtures and Improvements	2,334,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,654,000	[1],[2]
Accumulated Depreciation	67,000	[3],[4]
IHOP, Greeley, CO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	120,000
Buildings, Fixtures and Improvements	1,538,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,658,000	[1],[2]
Accumulated Depreciation	44,000	[3],[4]
IHOP, Pueblo, CO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	330,000
Buildings, Fixtures and Improvements	1,589,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,919,000	[1],[2]
Accumulated Depreciation	46,000	[3],[4]
IHOP, Stockbridge, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	580,000
Buildings, Fixtures and Improvements	2,091,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,671,000	[1],[2]
Accumulated Depreciation	60,000	[3],[4]
IHOP, Natchitoches, LA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	750,000
Buildings, Fixtures and Improvements	89,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	839,000	[1],[2]
Accumulated Depreciation	3,000	[3],[4]
IHOP, Roseville, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	340,000
Buildings, Fixtures and Improvements	1,071,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,411,000	[1],[2]
Accumulated Depreciation	31,000	[3],[4]
IHOP, Kansas City, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	630,000
Buildings, Fixtures and Improvements	1,002,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,632,000	[1],[2]
Accumulated Depreciation	29,000	[3],[4]
IHOP, Southaven, MS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	350,000
Buildings, Fixtures and Improvements	2,108,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,458,000	[1],[2]
Accumulated Depreciation	60,000	[3],[4]
IHOP, Poughkeepsie, NY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	430,000
Buildings, Fixtures and Improvements	1,129,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,559,000	[1],[2]
Accumulated Depreciation	32,000	[3],[4]
IHOP, Greenville, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	610,000
Buildings, Fixtures and Improvements	1,551,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,161,000	[1],[2]
Accumulated Depreciation	44,000	[3],[4]
IHOP, Clarksville, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	530,000
Buildings, Fixtures and Improvements	1,346,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,876,000	[1],[2]
Accumulated Depreciation	39,000	[3],[4]
IHOP, Memphis, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	750,000
Buildings, Fixtures and Improvements	2,009,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,759,000	[1],[2]
Accumulated Depreciation	58,000	[3],[4]
IHOP, Murfreesboro, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	600,000
Buildings, Fixtures and Improvements	1,687,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,287,000	[1],[2]
Accumulated Depreciation	48,000	[3],[4]
IHOP, Fort Worth, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	560,000
Buildings, Fixtures and Improvements	1,879,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,439,000	[1],[2]
Accumulated Depreciation	54,000	[3],[4]
IHOP, Houston, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	760,000
Buildings, Fixtures and Improvements	2,462,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,222,000	[1],[2]
Accumulated Depreciation	71,000	[3],[4]
IHOP, Killeen, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	380,000
Buildings, Fixtures and Improvements	1,028,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,408,000	[1],[2]
Accumulated Depreciation	29,000	[3],[4]
IHOP, Lake Jackson, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	370,000
Buildings, Fixtures and Improvements	2,018,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,388,000	[1],[2]
Accumulated Depreciation	58,000	[3],[4]
IHOP, Leon Valley, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	650,000
Buildings, Fixtures and Improvements	2,055,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,705,000	[1],[2]
Accumulated Depreciation	59,000	[3],[4]
IHOP, Auburn, WA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	780,000
Buildings, Fixtures and Improvements	1,878,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,658,000	[1],[2]
Accumulated Depreciation	54,000	[3],[4]
Invesco Holding Co. Ltd., Denver, CO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	43,700,000
Land	12,650,000
Buildings, Fixtures and Improvements	66,398,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	79,048,000	[1],[2]
Accumulated Depreciation	607,000	[3],[4]
Iron Mountain, Columbus, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	405,000
Buildings, Fixtures and Improvements	3,642,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	4,047,000	[1],[2]
Accumulated Depreciation	278,000	[3],[4]
Jack in the Box, Avondale, AZ [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	110,000
Buildings, Fixtures and Improvements	2,237,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,347,000	[1],[2]
Accumulated Depreciation	62,000	[3],[4]
Jack in the Box, Chandler, AZ [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	450,000
Buildings, Fixtures and Improvements	1,447,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,897,000	[1],[2]
Accumulated Depreciation	40,000	[3],[4]
Jack in the Box, Folsom, CA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	280,000
Buildings, Fixtures and Improvements	2,423,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,703,000	[1],[2]
Accumulated Depreciation	67,000	[3],[4]
Jack in the Box, Fresno, CA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	190,000
Buildings, Fixtures and Improvements	1,810,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,000,000	[1],[2]
Accumulated Depreciation	50,000	[3],[4]
Jack in the Box, West Sacramento, CA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	590,000
Buildings, Fixtures and Improvements	1,710,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,300,000	[1],[2]
Accumulated Depreciation	47,000	[3],[4]
Jack in the Box, Burley, ID [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	240,000
Buildings, Fixtures and Improvements	1,430,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,670,000	[1],[2]
Accumulated Depreciation	40,000	[3],[4]
Jack in the Box, Moscow, ID [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	350,000
Buildings, Fixtures and Improvements	1,110,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,460,000	[1],[2]
Accumulated Depreciation	31,000	[3],[4]
Jack in the Box, Belleville, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	200,000
Buildings, Fixtures and Improvements	966,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,166,000	[1],[2]
Accumulated Depreciation	27,000	[3],[4]
Jack in the Box, Florissant, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	502,000
Buildings, Fixtures and Improvements	1,515,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,045,000	[1],[2]
Accumulated Depreciation	42,000	[3],[4]
Jack in the Box, St. Louis, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	420,000
Buildings, Fixtures and Improvements	1,494,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,914,000	[1],[2]
Accumulated Depreciation	41,000	[3],[4]
Jack in the Box, Las Vegas, NV [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	680,000
Buildings, Fixtures and Improvements	1,533,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,213,000	[1],[2]
Accumulated Depreciation	42,000	[3],[4]
Jack in the Box, Salem, OR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	580,000
Buildings, Fixtures and Improvements	1,301,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,881,000	[1],[2]
Accumulated Depreciation	36,000	[3],[4]
Jack in the Box, Tigard, OR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	620,000
Buildings, Fixtures and Improvements	1,361,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,981,000	[1],[2]
Accumulated Depreciation	38,000	[3],[4]
Jack in the Box, Arlingon, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	420,000
Buildings, Fixtures and Improvements	1,325,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,745,000	[1],[2]
Accumulated Depreciation	37,000	[3],[4]
Jack in the Box, Arlington, TX I [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	420,000
Buildings, Fixtures and Improvements	1,365,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,785,000	[1],[2]
Accumulated Depreciation	38,000	[3],[4]
Jack in the Box, Corinth, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	400,000
Buildings, Fixtures and Improvements	1,416,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,816,000	[1],[2]
Accumulated Depreciation	39,000	[3],[4]
Jack in the Box, Farmers Branch, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	460,000
Buildings, Fixtures and Improvements	1,640,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,100,000	[1],[2]
Accumulated Depreciation	45,000	[3],[4]
Jack in the Box, Fort Worth, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	490,000
Buildings, Fixtures and Improvements	1,702,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,192,000	[1],[2]
Accumulated Depreciation	47,000	[3],[4]
Jack in the Box, Georgetown, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	600,000
Buildings, Fixtures and Improvements	1,508,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,108,000	[1],[2]
Accumulated Depreciation	42,000	[3],[4]
Jack in the Box, Granbury, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	380,000
Buildings, Fixtures and Improvements	1,449,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,829,000	[1],[2]
Accumulated Depreciation	40,000	[3],[4]
Jack in the Box, Grand Prairie, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	600,000
Buildings, Fixtures and Improvements	1,856,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,456,000	[1],[2]
Accumulated Depreciation	51,000	[3],[4]
Jack in the Box, Grapevine, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	470,000
Buildings, Fixtures and Improvements	1,344,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,814,000	[1],[2]
Accumulated Depreciation	37,000	[3],[4]
Jack in the Box, Gun Barrel City, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	300,000
Buildings, Fixtures and Improvements	961,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,261,000	[1],[2]
Accumulated Depreciation	27,000	[3],[4]
Jack in the Box, Houston, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	460,000
Buildings, Fixtures and Improvements	1,437,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,897,000	[1],[2]
Accumulated Depreciation	40,000	[3],[4]
Jack in the Box, Houston, TX I [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	390,000
Buildings, Fixtures and Improvements	1,172,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,562,000	[1],[2]
Accumulated Depreciation	32,000	[3],[4]
Jack in the Box, Houston, TX II [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	330,000
Buildings, Fixtures and Improvements	1,845,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,175,000	[1],[2]
Accumulated Depreciation	51,000	[3],[4]
Jack in the Box, Houston, TX III [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	410,000
Buildings, Fixtures and Improvements	1,621,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,031,000	[1],[2]
Accumulated Depreciation	45,000	[3],[4]
Jack in the Box, Houston, TX IV [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	450,000
Buildings, Fixtures and Improvements	1,396,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,846,000	[1],[2]
Accumulated Depreciation	39,000	[3],[4]
Jack in the Box, Hutchins, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	330,000
Buildings, Fixtures and Improvements	1,363,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,693,000	[1],[2]
Accumulated Depreciation	38,000	[3],[4]
Jack in the Box, Kingswood, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	430,000
Buildings, Fixtures and Improvements	955,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,385,000	[1],[2]
Accumulated Depreciation	26,000	[3],[4]
Jack in the Box, Lufkin, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	440,000
Buildings, Fixtures and Improvements	1,544,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,984,000	[1],[2]
Accumulated Depreciation	43,000	[3],[4]
Jack in the Box, Lufkin, TX I [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	450,000
Buildings, Fixtures and Improvements	1,563,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,013,000	[1],[2]
Accumulated Depreciation	43,000	[3],[4]
Jack in the Box, Mesquite, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	560,000
Buildings, Fixtures and Improvements	1,652,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,212,000	[1],[2]
Accumulated Depreciation	46,000	[3],[4]
Jack in the Box, Nacogdoches, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	340,000
Buildings, Fixtures and Improvements	1,320,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,660,000	[1],[2]
Accumulated Depreciation	37,000	[3],[4]
Jack in the Box, Orange, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	270,000
Buildings, Fixtures and Improvements	1,661,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,931,000	[1],[2]
Accumulated Depreciation	46,000	[3],[4]
Jack in the Box, Port Arthur, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	460,000
Buildings, Fixtures and Improvements	1,405,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,865,000	[1],[2]
Accumulated Depreciation	39,000	[3],[4]
Jack in the Box, Rockwall, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	450,000
Buildings, Fixtures and Improvements	1,275,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,725,000	[1],[2]
Accumulated Depreciation	35,000	[3],[4]
Jack in the Box, San Antonio, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	400,000
Buildings, Fixtures and Improvements	1,244,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,644,000	[1],[2]
Accumulated Depreciation	34,000	[3],[4]
Jack in the Box, San Antonio, TX I [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	470,000
Buildings, Fixtures and Improvements	1,256,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,726,000	[1],[2]
Accumulated Depreciation	35,000	[3],[4]
Jack in the Box, San Antonio, TX II [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	350,000
Buildings, Fixtures and Improvements	1,249,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,599,000	[1],[2]
Accumulated Depreciation	35,000	[3],[4]
Jack in the Box, Spring, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	450,000
Buildings, Fixtures and Improvements	1,487,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,937,000	[1],[2]
Accumulated Depreciation	41,000	[3],[4]
Jack in the Box, Spring, TX I [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	570,000
Buildings, Fixtures and Improvements	1,340,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,910,000	[1],[2]
Accumulated Depreciation	37,000	[3],[4]
Jack in the Box, Tyler, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	450,000
Buildings, Fixtures and Improvements	1,025,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,475,000	[1],[2]
Accumulated Depreciation	28,000	[3],[4]
Jack in the Box, Weatherford, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	480,000
Buildings, Fixtures and Improvements	1,329,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,809,000	[1],[2]
Accumulated Depreciation	37,000	[3],[4]
Jack in the Box, Enumclaw, WA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	380,000
Buildings, Fixtures and Improvements	1,238,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,618,000	[1],[2]
Accumulated Depreciation	34,000	[3],[4]
Joe's Crab Shack, Lilburn, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	800,000
Buildings, Fixtures and Improvements	1,917,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,717,000	[1],[2]
Accumulated Depreciation	55,000	[3],[4]
Joe's Crab Shack, Houston, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	900,000
Buildings, Fixtures and Improvements	1,749,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,649,000	[1],[2]
Accumulated Depreciation	50,000	[3],[4]
John Deere, Davenport, IA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	1,161,000
Buildings, Fixtures and Improvements	22,052,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	23,213,000	[1],[2]
Accumulated Depreciation	2,130,000	[3],[4]
Johnson Controls, Inc., Pinellas Park, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	16,200,000
Land	4,538,000
Buildings, Fixtures and Improvements	23,842,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	28,380,000	[1],[2]
Accumulated Depreciation	242,000	[3],[4]
Kaiser Foundation, Cupertino, CA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	14,236,000
Buildings, Fixtures and Improvements	42,708,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	56,944,000	[1],[2]
Accumulated Depreciation	1,848,000	[3],[4]
Ker's WingHouse Bar, Brandon, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	340,000
Buildings, Fixtures and Improvements	654,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	994,000	[1],[2]
Accumulated Depreciation	19,000	[3],[4]
Ker's WingHouse Bar, Clearwater, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	550,000
Buildings, Fixtures and Improvements	627,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,177,000	[1],[2]
Accumulated Depreciation	18,000	[3],[4]
Key Bank, Spencerport, NY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	59,000
Buildings, Fixtures and Improvements	1,112,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,171,000	[1],[2]
Accumulated Depreciation	35,000	[3],[4]
Key Bank, Berca, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	234,000
Buildings, Fixtures and Improvements	1,326,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,560,000	[1],[2]
Accumulated Depreciation	18,000	[3],[4]
KFC, Deming, NM [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	220,000
Buildings, Fixtures and Improvements	691,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	911,000	[1],[2]
Accumulated Depreciation	19,000	[3],[4]
KFC, Las Cruces, NM [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	270,000
Buildings, Fixtures and Improvements	498,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	768,000	[1],[2]
Accumulated Depreciation	14,000	[3],[4]
KFC, Appleton, WI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	350,000
Buildings, Fixtures and Improvements	874,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,224,000	[1],[2]
Accumulated Depreciation	24,000	[3],[4]
Kohl's, Howell, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	547,000
Buildings, Fixtures and Improvements	10,399,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	10,946,000	[1],[2]
Accumulated Depreciation	548,000	[3],[4]
Koninklijke Ahold, N.V., Levittown, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	13,340,000
Land	4,716,000
Buildings, Fixtures and Improvements	9,955,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	14,671,000	[1],[2]
Accumulated Depreciation	83,000	[3],[4]
Krystal, Greenville, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	195,000
Buildings, Fixtures and Improvements	1,147,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,367,000	[1],[2]
Accumulated Depreciation	32,000	[3],[4]
Krystal, Montgomery, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	259,000
Buildings, Fixtures and Improvements	1,036,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,295,000	[1],[2]
Accumulated Depreciation	91,000	[3],[4]
Krystal, Montgomery, AL I [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	560,000
Buildings, Fixtures and Improvements	829,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,389,000	[1],[2]
Accumulated Depreciation	23,000	[3],[4]
Krystal, Phoenix City, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	366,000
Buildings, Fixtures and Improvements	1,465,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,831,000	[1],[2]
Accumulated Depreciation	129,000	[3],[4]
Krystal, Scottsboro, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	20,000
Buildings, Fixtures and Improvements	1,157,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,177,000	[1],[2]
Accumulated Depreciation	32,000	[3],[4]
Krystal, Tuscaloosa, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	206,000
Buildings, Fixtures and Improvements	1,165,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,371,000	[1],[2]
Accumulated Depreciation	103,000	[3],[4]
Krystal, Jacksonville, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	574,000
Buildings, Fixtures and Improvements	574,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,148,000	[1],[2]
Accumulated Depreciation	51,000	[3],[4]
Krystal, Orlando, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	372,000
Buildings, Fixtures and Improvements	372,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	744,000	[1],[2]
Accumulated Depreciation	33,000	[3],[4]
Krystal, Orlando, FL I [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	669,000
Buildings, Fixtures and Improvements	446,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,115,000	[1],[2]
Accumulated Depreciation	39,000	[3],[4]
Krystal, Plant City, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	355,000
Buildings, Fixtures and Improvements	533,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	888,000	[1],[2]
Accumulated Depreciation	47,000	[3],[4]
Krystal, St. Augustine, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	411,000
Buildings, Fixtures and Improvements	411,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	822,000	[1],[2]
Accumulated Depreciation	36,000	[3],[4]
Krystal, Albany, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	309,000
Buildings, Fixtures and Improvements	721,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,030,000	[1],[2]
Accumulated Depreciation	63,000	[3],[4]
Krystal, Atlanta, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	166,000
Buildings, Fixtures and Improvements	664,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	830,000	[1],[2]
Accumulated Depreciation	58,000	[3],[4]
Krystal, Augusta, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	365,000
Buildings, Fixtures and Improvements	851,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,216,000	[1],[2]
Accumulated Depreciation	75,000	[3],[4]
Krystal, Columbus, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	622,000
Buildings, Fixtures and Improvements	934,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,556,000	[1],[2]
Accumulated Depreciation	82,000	[3],[4]
Krystal, Decatur, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	94,000
Buildings, Fixtures and Improvements	533,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	627,000	[1],[2]
Accumulated Depreciation	47,000	[3],[4]
Krystal, East Point, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	221,000
Buildings, Fixtures and Improvements	664,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	885,000	[1],[2]
Accumulated Depreciation	55,000	[3],[4]
Krystal, Macon, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	325,000
Buildings, Fixtures and Improvements	759,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,084,000	[1],[2]
Accumulated Depreciation	67,000	[3],[4]
Krystal, Milledgevill, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	261,000
Buildings, Fixtures and Improvements	609,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	870,000	[1],[2]
Accumulated Depreciation	54,000	[3],[4]
Krystal, Snellville, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	466,000
Buildings, Fixtures and Improvements	466,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	932,000	[1],[2]
Accumulated Depreciation	41,000	[3],[4]
Krystal, Gulfport, MS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	215,000
Buildings, Fixtures and Improvements	861,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,076,000	[1],[2]
Accumulated Depreciation	76,000	[3],[4]
Krystal, Jackson, MS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	285,000
Buildings, Fixtures and Improvements	1,140,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,425,000	[1],[2]
Accumulated Depreciation	100,000	[3],[4]
Krystal, Jackson, MS I [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	198,000
Buildings, Fixtures and Improvements	1,120,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,318,000	[1],[2]
Accumulated Depreciation	99,000	[3],[4]
Krystal, Pearl, MS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	426,000
Buildings, Fixtures and Improvements	638,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,064,000	[1],[2]
Accumulated Depreciation	56,000	[3],[4]
Krystal, Chattanooga, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	336,000
Buildings, Fixtures and Improvements	784,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,120,000	[1],[2]
Accumulated Depreciation	69,000	[3],[4]
Krystal, Chatanooga, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	500,000
Buildings, Fixtures and Improvements	947,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,447,000	[1],[2]
Accumulated Depreciation	26,000	[3],[4]
Krystal, Knoxville, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	369,000
Buildings, Fixtures and Improvements	246,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	615,000	[1],[2]
Accumulated Depreciation	22,000	[3],[4]
Kum & Go, Bentonville, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	587,000
Buildings, Fixtures and Improvements	1,370,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,957,000	[1],[2]
Accumulated Depreciation	83,000	[3],[4]
Kum & Go, Lowell, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	774,000
Buildings, Fixtures and Improvements	1,437,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,211,000	[1],[2]
Accumulated Depreciation	87,000	[3],[4]
Kum & Go, Paragould, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	708,000
Buildings, Fixtures and Improvements	2,123,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,831,000	[1],[2]
Accumulated Depreciation	149,000	[3],[4]
Kum & Go, Rogers, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	668,000
Buildings, Fixtures and Improvements	1,559,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,227,000	[1],[2]
Accumulated Depreciation	95,000	[3],[4]
Kum & Go, Sherwood, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	866,000
Buildings, Fixtures and Improvements	1,609,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,475,000	[1],[2]
Accumulated Depreciation	113,000	[3],[4]
Kum & Go, Fountain, CO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	1,131,000
Buildings, Fixtures and Improvements	1,696,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,827,000	[1],[2]
Accumulated Depreciation	95,000	[3],[4]
Kum & Go, Monument, CO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	1,192,000
Buildings, Fixtures and Improvements	1,457,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,649,000	[1],[2]
Accumulated Depreciation	82,000	[3],[4]
Kum & Go, Muscatine, IA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	794,000
Buildings, Fixtures and Improvements	1,853,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,647,000	[1],[2]
Accumulated Depreciation	104,000	[3],[4]
Kum & Go, Ottumwa, IA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	586,000
Buildings, Fixtures and Improvements	1,368,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,954,000	[1],[2]
Accumulated Depreciation	83,000	[3],[4]
Kum & Go, Waukee, IA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	1,280,000
Buildings, Fixtures and Improvements	1,280,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,560,000	[1],[2]
Accumulated Depreciation	54,000	[3],[4]
Kum & Go, Tioga, ND [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	318,000
Buildings, Fixtures and Improvements	2,863,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,181,000	[1],[2]
Accumulated Depreciation	188,000	[3],[4]
Kum & Go, Muskogee, OK [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	423,000
Buildings, Fixtures and Improvements	1,691,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,114,000	[1],[2]
Accumulated Depreciation	40,000	[3],[4]
Kum & Go, Cheyenne, WY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	411,000
Buildings, Fixtures and Improvements	2,327,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,738,000	[1],[2]
Accumulated Depreciation	131,000	[3],[4]
Leeann Chin, Blaine, MN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	480,000
Buildings, Fixtures and Improvements	528,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,008,000	[1],[2]
Accumulated Depreciation	15,000	[3],[4]
Leeann Chin, Chanhassen, MN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	450,000
Buildings, Fixtures and Improvements	763,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,213,000	[1],[2]
Accumulated Depreciation	21,000	[3],[4]
Leeann Chin, Golden Valley, MN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	270,000
Buildings, Fixtures and Improvements	776,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,046,000	[1],[2]
Accumulated Depreciation	21,000	[3],[4]
Logan's Roadhouse, Huntsville, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	520,000
Buildings, Fixtures and Improvements	4,797,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	5,317,000	[1],[2]
Accumulated Depreciation	138,000	[3],[4]
Logan's Roadhouse, Fayetteville, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,570,000
Buildings, Fixtures and Improvements	2,182,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,752,000	[1],[2]
Accumulated Depreciation	63,000	[3],[4]
Logan's Roadhouse, Hattiesburg, MS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	890,000
Buildings, Fixtures and Improvements	4,012,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	4,902,000	[1],[2]
Accumulated Depreciation	115,000	[3],[4]
Logan's Roadhouse, Clarksville, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,010,000
Buildings, Fixtures and Improvements	4,424,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	5,434,000	[1],[2]
Accumulated Depreciation	127,000	[3],[4]
Logan's Roadhouse, Cleveland, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	890,000
Buildings, Fixtures and Improvements	3,902,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	4,792,000	[1],[2]
Accumulated Depreciation	112,000	[3],[4]
Logan's Roadhouse, El Paso, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	320,000
Buildings, Fixtures and Improvements	4,731,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	5,051,000	[1],[2]
Accumulated Depreciation	136,000	[3],[4]
Long John Silver's, Alamogordo, NM [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	160,000
Buildings, Fixtures and Improvements	574,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	734,000	[1],[2]
Accumulated Depreciation	16,000	[3],[4]
LongHorn Steakhouse, Tampa, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	370,000
Buildings, Fixtures and Improvements	1,852,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,222,000	[1],[2]
Accumulated Depreciation	53,000	[3],[4]
Lowe's, New Orleans, LA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	15,643,000
Land	10,317,000
Buildings, Fixtures and Improvements	20,728,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	31,045,000	[1],[2]
Accumulated Depreciation	172,000	[3],[4]
Mattress Firm, Boise, ID [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	335,000
Buildings, Fixtures and Improvements	1,339,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,674,000	[1],[2]
Accumulated Depreciation	63,000	[3],[4]
Mattress Firm, Columbus, IN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	157,000
Buildings, Fixtures and Improvements	891,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,048,000	[1],[2]
Accumulated Depreciation	58,000	[3],[4]
Mattress Firm, Raleigh, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	1,091,000
Buildings, Fixtures and Improvements	1,091,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,182,000	[1],[2]
Accumulated Depreciation	77,000	[3],[4]
Mattress Firm, Wilson, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	373,000
Buildings, Fixtures and Improvements	692,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,065,000	[1],[2]
Accumulated Depreciation	49,000	[3],[4]
Mattress Firm, Florence, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	398,000
Buildings, Fixtures and Improvements	929,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,327,000	[1],[2]
Accumulated Depreciation	57,000	[3],[4]
Mattress Firm, Rock Hill, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	385,000
Buildings, Fixtures and Improvements	898,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,283,000	[1],[2]
Accumulated Depreciation	17,000	[3],[4]
Mattress Firm, Nederland, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	311,000
Buildings, Fixtures and Improvements	1,245,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,556,000	[1],[2]
Accumulated Depreciation	87,000	[3],[4]
McAlister's, Murfreesboro, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	310,000
Buildings, Fixtures and Improvements	720,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,030,000	[1],[2]
Accumulated Depreciation	21,000	[3],[4]
MetroPCS Wireless, Richardson, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,292,000
Buildings, Fixtures and Improvements	19,606,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	20,898,000	[1],[2]
Accumulated Depreciation	168,000	[3],[4]
Michelin North America, Louisville, KY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[6]
Land	1,120,000
Buildings, Fixtures and Improvements	7,763,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	8,883,000	[1],[2]
Accumulated Depreciation	79,000	[3],[4]
Monro Muffler, Waukesha, WI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	228,000
Buildings, Fixtures and Improvements	684,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	912,000	[1],[2]
Accumulated Depreciation	17,000	[3],[4]
Morgan's Food's, Pittsburgh, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	180,000
Buildings, Fixtures and Improvements	269,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	449,000	[1],[2]
Accumulated Depreciation	4,000	[3],[4]
Morgan's Food's, Benwood, WV [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	123,000
Buildings, Fixtures and Improvements	287,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	410,000	[1],[2]
Accumulated Depreciation	4,000	[3],[4]
Mo's Irish Pub Restaurant, Wauwatosa, WI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	550,000
Buildings, Fixtures and Improvements	818,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,368,000	[1],[2]
Accumulated Depreciation	23,000	[3],[4]
Mrs Baird's, Dallas, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	453,000
Buildings, Fixtures and Improvements	4,077,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	4,530,000	[1],[2]
Accumulated Depreciation	373,000	[3],[4]
Multi tenant (1000 Milwaukee Avenue), Glenview, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	55,523,000
Land	14,016,000
Buildings, Fixtures and Improvements	73,313,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	87,329,000	[1],[2]
Accumulated Depreciation	665,000	[3],[4]
Multi tenant (15721 Park Row Boulevard), Houston, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	19,525,000
Land	2,356,000
Buildings, Fixtures and Improvements	36,347,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	38,703,000	[1],[2]
Accumulated Depreciation	295,000	[3],[4]
Multi tenant (1585 Sawdust Road), The Woodlands, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	22,440,000
Land	4,724,000
Buildings, Fixtures and Improvements	40,332,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	45,056,000	[1],[2]
Accumulated Depreciation	321,000	[3],[4]
Multi tenant (2211 Old Earhart Road), AnnArbor, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	29,356,000
Land	3,520,000
Buildings, Fixtures and Improvements	39,594,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	43,114,000	[1],[2]
Accumulated Depreciation	314,000	[3],[4]
Multi tenant (26501 Aliso Creek Road), Aliso Viejo, CA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	40,024,000
Land	18,726,000
Buildings, Fixtures and Improvements	31,970,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	50,696,000	[1],[2]
Accumulated Depreciation	266,000	[3],[4]
Multi tenant (5859 Farinon Drive), San Antonio, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	10,000,000
Land	1,666,000
Buildings, Fixtures and Improvements	19,092,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	20,758,000	[1],[2]
Accumulated Depreciation	155,000	[3],[4]
Multi tenant (Columbia Pike), Silver Spring, MD [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	2,190,000
Buildings, Fixtures and Improvements	26,635,000
Costs Capitalized Subsequent to Acquisition	766,000
Gross Amount	29,591,000	[1],[2]
Accumulated Depreciation	203,000	[3],[4]
Multi tenant (Dodge Building), Omaha, NE [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[6]
Land	0
Buildings, Fixtures and Improvements	7,358,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	7,358,000	[1],[2]
Accumulated Depreciation	112,000	[3],[4]
Multi tenant (Landmark Building), Omaha, NE [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[6]
Land	0
Buildings, Fixtures and Improvements	10,156,000
Costs Capitalized Subsequent to Acquisition	4,000
Gross Amount	10,160,000	[1],[2]
Accumulated Depreciation	253,000	[3],[4]
My Dentist, Chickasha, OK [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	100,000
Buildings, Fixtures and Improvements	186,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	286,000	[1],[2]
Accumulated Depreciation	6,000	[3],[4]
National Tire & Battery, Morrow, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	397,000
Buildings, Fixtures and Improvements	1,586,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,983,000	[1],[2]
Accumulated Depreciation	146,000	[3],[4]
National Tire & Battery, St. Louis, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	756,000
Buildings, Fixtures and Improvements	924,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,680,000	[1],[2]
Accumulated Depreciation	63,000	[3],[4]
Nestle Holdings, Breinigsville, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	46,494,000
Land	0
Buildings, Fixtures and Improvements	66,948,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	66,948,000	[1],[2]
Accumulated Depreciation	681,000	[3],[4]
O'Reilly Auto Parts, Oneonta, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	81,000
Buildings, Fixtures and Improvements	460,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	541,000	[1],[2]
Accumulated Depreciation	37,000	[3],[4]
O'Reilly Auto Parts, Laramie, WY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	144,000
Buildings, Fixtures and Improvements	1,297,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,441,000	[1],[2]
Accumulated Depreciation	91,000	[3],[4]
Pearson, Lawrence, KS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	15,177,000
Land	2,548,000
Buildings, Fixtures and Improvements	18,057,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	20,605,000	[1],[2]
Accumulated Depreciation	156,000	[3],[4]
Pilor Flying J, Carnesville, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	1,867,000
Buildings, Fixtures and Improvements	7,466,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	9,333,000	[1],[2]
Accumulated Depreciation	494,000	[3],[4]
Pizza Hut, Cooper City, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	320,000
Buildings, Fixtures and Improvements	466,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	786,000	[1],[2]
Accumulated Depreciation	13,000	[3],[4]
Pizza Hut, Marathon, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	530,000
Buildings, Fixtures and Improvements	187,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	717,000	[1],[2]
Accumulated Depreciation	5,000	[3],[4]
Pizza Hut, Bozeman, MT [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	150,000
Buildings, Fixtures and Improvements	343,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	493,000	[1],[2]
Accumulated Depreciation	10,000	[3],[4]
Pizza Hut, Glasgow, MT [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	120,000
Buildings, Fixtures and Improvements	217,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	337,000	[1],[2]
Accumulated Depreciation	6,000	[3],[4]
Pizza Hut, Laurel, MT [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	170,000
Buildings, Fixtures and Improvements	621,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	791,000	[1],[2]
Accumulated Depreciation	18,000	[3],[4]
Pizza Hut, Livingston, MT [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	130,000
Buildings, Fixtures and Improvements	245,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	375,000	[1],[2]
Accumulated Depreciation	7,000	[3],[4]
Pizza Hut, Knoxville, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	300,000
Buildings, Fixtures and Improvements	546,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	846,000	[1],[2]
Accumulated Depreciation	16,000	[3],[4]
Pollo Tropical, Davie, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	280,000
Buildings, Fixtures and Improvements	1,490,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,770,000	[1],[2]
Accumulated Depreciation	41,000	[3],[4]
Pollo Tropical, Fort Lauderdale, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	190,000
Buildings, Fixtures and Improvements	1,242,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,432,000	[1],[2]
Accumulated Depreciation	34,000	[3],[4]
Pollo Tropical, Lake Worth, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	280,000
Buildings, Fixtures and Improvements	1,182,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,462,000	[1],[2]
Accumulated Depreciation	33,000	[3],[4]
Popeyes, Starke, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	380,000
Buildings, Fixtures and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	380,000	[1],[2]
Accumulated Depreciation	0	[3],[4]
Popeyes, Thomasville, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	110,000
Buildings, Fixtures and Improvements	705,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	815,000	[1],[2]
Accumulated Depreciation	20,000	[3],[4]
Popeyes, Valdosta, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	240,000
Buildings, Fixtures and Improvements	599,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	839,000	[1],[2]
Accumulated Depreciation	17,000	[3],[4]
Popeyes, New Orleans, LA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	60,000
Buildings, Fixtures and Improvements	390,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	450,000	[1],[2]
Accumulated Depreciation	11,000	[3],[4]
Popeyes, Channelview, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	220,000
Buildings, Fixtures and Improvements	401,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	621,000	[1],[2]
Accumulated Depreciation	11,000	[3],[4]
Popeyes, Houston, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	300,000
Buildings, Fixtures and Improvements	244,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	544,000	[1],[2]
Accumulated Depreciation	7,000	[3],[4]
Popeyes, Houston, TX I [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	190,000
Buildings, Fixtures and Improvements	452,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	642,000	[1],[2]
Accumulated Depreciation	13,000	[3],[4]
PriceRite, Rochester, NY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	569,000
Buildings, Fixtures and Improvements	3,222,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,791,000	[1],[2]
Accumulated Depreciation	285,000	[3],[4]
Pulte Morgage LLC, Englewood, CO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	2,563,000
Buildings, Fixtures and Improvements	22,026,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	24,589,000	[1],[2]
Accumulated Depreciation	185,000	[3],[4]
Qdoba, Flint, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	110,000
Buildings, Fixtures and Improvements	990,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,100,000	[1],[2]
Accumulated Depreciation	52,000	[3],[4]
Qdoba, Grand Blanc, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	165,000
Buildings, Fixtures and Improvements	935,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,100,000	[1],[2]
Accumulated Depreciation	49,000	[3],[4]
Rally's, Indianapolis, IN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	210,000
Buildings, Fixtures and Improvements	1,514,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,724,000	[1],[2]
Accumulated Depreciation	42,000	[3],[4]
Rally's, Kokomo, IN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	290,000
Buildings, Fixtures and Improvements	548,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	838,000	[1],[2]
Accumulated Depreciation	15,000	[3],[4]
Rally's, Muncie, IN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	310,000
Buildings, Fixtures and Improvements	1,196,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,506,000	[1],[2]
Accumulated Depreciation	33,000	[3],[4]
Rally's, Harvey, LA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	420,000
Buildings, Fixtures and Improvements	870,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,290,000	[1],[2]
Accumulated Depreciation	24,000	[3],[4]
Rally's, New Orleans, LA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	450,000
Buildings, Fixtures and Improvements	1,691,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,141,000	[1],[2]
Accumulated Depreciation	47,000	[3],[4]
Rally's, New Orleans, LA I [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	220,000
Buildings, Fixtures and Improvements	1,018,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,238,000	[1],[2]
Accumulated Depreciation	28,000	[3],[4]
Rally's, Hamtramck, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	230,000
Buildings, Fixtures and Improvements	1,020,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,250,000	[1],[2]
Accumulated Depreciation	28,000	[3],[4]
Razzoos, Lewisville, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	780,000
Buildings, Fixtures and Improvements	1,503,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,283,000	[1],[2]
Accumulated Depreciation	43,000	[3],[4]
Reckitt Benckiser, Chester, NJ [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	5,500,000
Land	886,000
Buildings, Fixtures and Improvements	7,972,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	8,858,000	[1],[2]
Accumulated Depreciation	513,000	[3],[4]
Rite Aid, Jeffersonville, IN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	824,000
Buildings, Fixtures and Improvements	2,472,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,296,000	[1],[2]
Accumulated Depreciation	161,000	[3],[4]
Rite Aid, Lawrenceburg, KY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	567,000
Buildings, Fixtures and Improvements	2,267,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,834,000	[1],[2]
Accumulated Depreciation	147,000	[3],[4]
Rite Aid, Lexington, KY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	0
Buildings, Fixtures and Improvements	1,943,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,943,000	[1],[2]
Accumulated Depreciation	126,000	[3],[4]
Rite Aid, Paris, KY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	743,000
Buildings, Fixtures and Improvements	2,228,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,971,000	[1],[2]
Accumulated Depreciation	145,000	[3],[4]
Rite Aid, Scottsville, KY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	153,000
Buildings, Fixtures and Improvements	2,904,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,057,000	[1],[2]
Accumulated Depreciation	189,000	[3],[4]
Rite Aid, Stanford, KY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	152,000
Buildings, Fixtures and Improvements	2,886,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,038,000	[1],[2]
Accumulated Depreciation	188,000	[3],[4]
Rite Aid, Lima, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	576,000
Buildings, Fixtures and Improvements	2,304,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,880,000	[1],[2]
Accumulated Depreciation	161,000	[3],[4]
Rite Aid, Louisville, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	576,000
Buildings, Fixtures and Improvements	3,266,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,842,000	[1],[2]
Accumulated Depreciation	229,000	[3],[4]
Rite Aid, Marion, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	508,000
Buildings, Fixtures and Improvements	2,877,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,385,000	[1],[2]
Accumulated Depreciation	201,000	[3],[4]
Rite Aid, Huntington, WV [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	964,000
Buildings, Fixtures and Improvements	2,250,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,214,000	[1],[2]
Accumulated Depreciation	146,000	[3],[4]
Rubbermaid, Winfield, KS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	12,725,000
Land	1,056,000
Buildings, Fixtures and Improvements	20,060,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	21,116,000	[1],[2]
Accumulated Depreciation	2,039,000	[3],[4]
Rubbermaid, Winfield, KS I [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	819,000
Buildings, Fixtures and Improvements	15,555,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	16,374,000	[1],[2]
Accumulated Depreciation	1,028,000	[3],[4]
Ruby Tuesday, Colorado Springs, CO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	480,000
Buildings, Fixtures and Improvements	809,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,289,000	[1],[2]
Accumulated Depreciation	23,000	[3],[4]
Ruby Tuesday, Dillon, CO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	400,000
Buildings, Fixtures and Improvements	1,628,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,028,000	[1],[2]
Accumulated Depreciation	47,000	[3],[4]
Ruby Tuesday, Bartow, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	270,000
Buildings, Fixtures and Improvements	1,916,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,186,000	[1],[2]
Accumulated Depreciation	55,000	[3],[4]
Ruby Tuesday, London, KY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	370,000
Buildings, Fixtures and Improvements	1,493,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,863,000	[1],[2]
Accumulated Depreciation	43,000	[3],[4]
Ruby Tuesday, Somerset, KY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	480,000
Buildings, Fixtures and Improvements	1,120,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,600,000	[1],[2]
Accumulated Depreciation	32,000	[3],[4]
Sakura Tepanyaki Steakhouse, Orem, UT [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	340,000
Buildings, Fixtures and Improvements	658,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	998,000	[1],[2]
Accumulated Depreciation	19,000	[3],[4]
Sam's Southern Eatery, Kennesaw, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	210,000
Buildings, Fixtures and Improvements	46,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	256,000	[1],[2]
Accumulated Depreciation	1,000	[3],[4]
Scotts Company, Orrville, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	611,000
Buildings, Fixtures and Improvements	1,134,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,745,000	[1],[2]
Accumulated Depreciation	98,000	[3],[4]
Scotts Company, Orrville, OH I [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	609,000
Buildings, Fixtures and Improvements	11,576,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	12,185,000	[1],[2]
Accumulated Depreciation	1,000,000	[3],[4]
Scotts Company, Orrville, OH II [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	278,000
Buildings, Fixtures and Improvements	2,502,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,780,000	[1],[2]
Accumulated Depreciation	191,000	[3],[4]
Shaw's Supermarkets, Plymouth, MA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	1,440,000
Buildings, Fixtures and Improvements	3,361,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	4,801,000	[1],[2]
Accumulated Depreciation	394,000	[3],[4]
Shoney's, Athens, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	560,000
Buildings, Fixtures and Improvements	110,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	670,000	[1],[2]
Accumulated Depreciation	3,000	[3],[4]
Shoney's, Florence, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	100,000
Buildings, Fixtures and Improvements	484,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	584,000	[1],[2]
Accumulated Depreciation	14,000	[3],[4]
Shoney's, Gadsden, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	220,000
Buildings, Fixtures and Improvements	707,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	927,000	[1],[2]
Accumulated Depreciation	20,000	[3],[4]
Shoney's, Oxford, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	670,000
Buildings, Fixtures and Improvements	25,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	695,000	[1],[2]
Accumulated Depreciation	1,000	[3],[4]
Shoney's, Valdosta, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	420,000
Buildings, Fixtures and Improvements	440,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	860,000	[1],[2]
Accumulated Depreciation	13,000	[3],[4]
Shoney's, Elizabethtown, KY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	450,000
Buildings, Fixtures and Improvements	465,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	915,000	[1],[2]
Accumulated Depreciation	13,000	[3],[4]
Shoney's, Grayson, KY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	420,000
Buildings, Fixtures and Improvements	406,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	826,000	[1],[2]
Accumulated Depreciation	12,000	[3],[4]
Shoney's, Owensboro, KY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	390,000
Buildings, Fixtures and Improvements	129,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	519,000	[1],[2]
Accumulated Depreciation	4,000	[3],[4]
Shoney's, Lafayette, LA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	530,000
Buildings, Fixtures and Improvements	138,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	668,000	[1],[2]
Accumulated Depreciation	4,000	[3],[4]
Shoney's, Osage Beach, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	453,000
Buildings, Fixtures and Improvements	113,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	566,000	[1],[2]
Accumulated Depreciation	3,000	[3],[4]
Shoney's, Hattiesburg, MS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	730,000
Buildings, Fixtures and Improvements	618,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,348,000	[1],[2]
Accumulated Depreciation	18,000	[3],[4]
Shoney's, Jackson, MS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	360,000
Buildings, Fixtures and Improvements	572,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	932,000	[1],[2]
Accumulated Depreciation	16,000	[3],[4]
Shoney's, Summerville, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	350,000
Buildings, Fixtures and Improvements	800,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,150,000	[1],[2]
Accumulated Depreciation	23,000	[3],[4]
Shoney's, Cookeville, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	510,000
Buildings, Fixtures and Improvements	760,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,270,000	[1],[2]
Accumulated Depreciation	22,000	[3],[4]
Shoney's, Lawrenceburg, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	330,000
Buildings, Fixtures and Improvements	873,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,203,000	[1],[2]
Accumulated Depreciation	25,000	[3],[4]
Shoney's, Charleston, WV [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	190,000
Buildings, Fixtures and Improvements	543,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	733,000	[1],[2]
Accumulated Depreciation	16,000	[3],[4]
Shoney's, Lewisburg, WV [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	110,000
Buildings, Fixtures and Improvements	642,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	752,000	[1],[2]
Accumulated Depreciation	18,000	[3],[4]
Shoney's, Princeton, WV [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	90,000
Buildings, Fixtures and Improvements	593,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	683,000	[1],[2]
Accumulated Depreciation	17,000	[3],[4]
Shoney's, Ripley, WV [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	200,000
Buildings, Fixtures and Improvements	599,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	799,000	[1],[2]
Accumulated Depreciation	17,000	[3],[4]
Smokey Bones BBQ, Morrow, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	390,000
Buildings, Fixtures and Improvements	2,184,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,574,000	[1],[2]
Accumulated Depreciation	63,000	[3],[4]
Sonny's Real Pit Bar-B-Q, Athens, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	460,000
Buildings, Fixtures and Improvements	1,280,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,740,000	[1],[2]
Accumulated Depreciation	37,000	[3],[4]
Sonny's Real Pit Bar-B-Q, Conyers, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	450,000
Buildings, Fixtures and Improvements	663,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,113,000	[1],[2]
Accumulated Depreciation	19,000	[3],[4]
Sonny's Real Pit Bar-B-Q, Marietta, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	290,000
Buildings, Fixtures and Improvements	1,772,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,062,000	[1],[2]
Accumulated Depreciation	51,000	[3],[4]
Spaghetti Warehouse, Marietta, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	800,000
Buildings, Fixtures and Improvements	276,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,076,000	[1],[2]
Accumulated Depreciation	8,000	[3],[4]
Spaghetti Warehouse, Aurora, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	480,000
Buildings, Fixtures and Improvements	805,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,285,000	[1],[2]
Accumulated Depreciation	23,000	[3],[4]
Spaghetti Warehouse, Elk Grove Village, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	550,000
Buildings, Fixtures and Improvements	299,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	849,000	[1],[2]
Accumulated Depreciation	9,000	[3],[4]
Spaghetti Warehouse, Oklahoma City, OK [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	570,000
Buildings, Fixtures and Improvements	1,193,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,763,000	[1],[2]
Accumulated Depreciation	34,000	[3],[4]
Spaghetti Warehouse, Tulsa, OK [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	530,000
Buildings, Fixtures and Improvements	1,174,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,704,000	[1],[2]
Accumulated Depreciation	34,000	[3],[4]
Spaghetti Warehouse, Memphis, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	100,000
Buildings, Fixtures and Improvements	283,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	383,000	[1],[2]
Accumulated Depreciation	8,000	[3],[4]
Spaghetti Warehouse, Arlington, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	630,000
Buildings, Fixtures and Improvements	1,400,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,030,000	[1],[2]
Accumulated Depreciation	40,000	[3],[4]
Spaghetti Warehouse, Dallas, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	810,000
Buildings, Fixtures and Improvements	1,656,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,466,000	[1],[2]
Accumulated Depreciation	47,000	[3],[4]
Spaghetti Warehouse, Houston, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	980,000
Buildings, Fixtures and Improvements	2,284,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,264,000	[1],[2]
Accumulated Depreciation	65,000	[3],[4]
Spaghetti Warehouse, Plano, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	540,000
Buildings, Fixtures and Improvements	1,060,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,600,000	[1],[2]
Accumulated Depreciation	30,000	[3],[4]
Spaghetti Warehouse, San Antonio, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,140,000
Buildings, Fixtures and Improvements	1,434,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,574,000	[1],[2]
Accumulated Depreciation	41,000	[3],[4]
Subway, Knoxville, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	160,000
Buildings, Fixtures and Improvements	349,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	509,000	[1],[2]
Accumulated Depreciation	10,000	[3],[4]
Sweet Tomatoes, Coral Springs, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	790,000
Buildings, Fixtures and Improvements	1,625,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,415,000	[1],[2]
Accumulated Depreciation	47,000	[3],[4]
Synovus Bank, Tampa, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	985,000
Buildings, Fixtures and Improvements	2,298,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,283,000	[1],[2]
Accumulated Depreciation	123,000	[3],[4]
T.G.I. Friday's, Homestead, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	970,000
Buildings, Fixtures and Improvements	3,455,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	4,425,000	[1],[2]
Accumulated Depreciation	99,000	[3],[4]
Taco Bell, Daphne, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	180,000
Buildings, Fixtures and Improvements	1,278,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,458,000	[1],[2]
Accumulated Depreciation	35,000	[3],[4]
Taco Bell, Foley, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	360,000
Buildings, Fixtures and Improvements	1,460,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,820,000	[1],[2]
Accumulated Depreciation	40,000	[3],[4]
Taco Bell, Mobile, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	160,000
Buildings, Fixtures and Improvements	1,973,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,133,000	[1],[2]
Accumulated Depreciation	55,000	[3],[4]
Taco Bell, SaraLand, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	150,000
Buildings, Fixtures and Improvements	1,063,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,213,000	[1],[2]
Accumulated Depreciation	29,000	[3],[4]
Taco Bell, Jacsonville, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	440,000
Buildings, Fixtures and Improvements	1,167,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,607,000	[1],[2]
Accumulated Depreciation	32,000	[3],[4]
Taco Bell, Jacksonville, FL I [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	340,000
Buildings, Fixtures and Improvements	1,383,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,723,000	[1],[2]
Accumulated Depreciation	38,000	[3],[4]
Taco Bell, Pensacola, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	140,000
Buildings, Fixtures and Improvements	1,897,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,037,000	[1],[2]
Accumulated Depreciation	53,000	[3],[4]
Taco Bell, Augusta, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	220,000
Buildings, Fixtures and Improvements	1,292,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,512,000	[1],[2]
Accumulated Depreciation	36,000	[3],[4]
Taco Bell, Hephzibah, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	330,000
Buildings, Fixtures and Improvements	930,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,260,000	[1],[2]
Accumulated Depreciation	26,000	[3],[4]
Taco Bell, Jesup, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	230,000
Buildings, Fixtures and Improvements	715,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	945,000	[1],[2]
Accumulated Depreciation	20,000	[3],[4]
Taco Bell, Waycross, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	170,000
Buildings, Fixtures and Improvements	1,115,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,285,000	[1],[2]
Accumulated Depreciation	31,000	[3],[4]
Taco Bell, St. Louis, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	190,000
Buildings, Fixtures and Improvements	1,951,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,541,000	[1],[2]
Accumulated Depreciation	44,000	[3],[4]
Taco Bell, Wentzville, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	410,000
Buildings, Fixtures and Improvements	1,168,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,578,000	[1],[2]
Accumulated Depreciation	32,000	[3],[4]
Taco Bell, Brunswick, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	400,000
Buildings, Fixtures and Improvements	1,267,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,667,000	[1],[2]
Accumulated Depreciation	35,000	[3],[4]
Taco Bell, North Olmstead, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	390,000
Buildings, Fixtures and Improvements	904,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,294,000	[1],[2]
Accumulated Depreciation	25,000	[3],[4]
Taco Bell, Kingston, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	280,000
Buildings, Fixtures and Improvements	714,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	994,000	[1],[2]
Accumulated Depreciation	20,000	[3],[4]
Taco Bell, Dallas, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	400,000
Buildings, Fixtures and Improvements	1,225,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,625,000	[1],[2]
Accumulated Depreciation	34,000	[3],[4]
Taco Bell, Colonial Heights, VA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	450,000
Buildings, Fixtures and Improvements	1,144,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,594,000	[1],[2]
Accumulated Depreciation	32,000	[3],[4]
Taco Bell, Hayes, VA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	350,000
Buildings, Fixtures and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	350,000	[1],[2]
Accumulated Depreciation	0	[3],[4]
Taco Bell, Portsmouth, VA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	350,000
Buildings, Fixtures and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	350,000	[1],[2]
Accumulated Depreciation	0	[3],[4]
Taco Bell, Richmond, VA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	500,000
Buildings, Fixtures and Improvements	1,061,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,561,000	[1],[2]
Accumulated Depreciation	29,000	[3],[4]
Taco Bell, Richmond, VA I [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	510,000
Buildings, Fixtures and Improvements	1,321,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,831,000	[1],[2]
Accumulated Depreciation	37,000	[3],[4]
Taco Bell/Long John Silvers, Ashtabula, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	440,000
Buildings, Fixtures and Improvements	1,640,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,080,000	[1],[2]
Accumulated Depreciation	45,000	[3],[4]
Taco Bell/Long John Silvers, Dallas, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	420,000
Buildings, Fixtures and Improvements	1,582,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,002,000	[1],[2]
Accumulated Depreciation	44,000	[3],[4]
Taco Cabana, Austin, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	700,000
Buildings, Fixtures and Improvements	2,105,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,805,000	[1],[2]
Accumulated Depreciation	58,000	[3],[4]
Taco Cabana, Pasadena, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	420,000
Buildings, Fixtures and Improvements	1,420,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,840,000	[1],[2]
Accumulated Depreciation	39,000	[3],[4]
Taco Cabana, San Antonio, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	600,000
Buildings, Fixtures and Improvements	1,955,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,555,000	[1],[2]
Accumulated Depreciation	54,000	[3],[4]
Taco Cabana, San Antonio, TX I [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	500,000
Buildings, Fixtures and Improvements	1,740,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,240,000	[1],[2]
Accumulated Depreciation	48,000	[3],[4]
Taco Cabana, San Antonio, TX II [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	280,000
Buildings, Fixtures and Improvements	1,695,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,975,000	[1],[2]
Accumulated Depreciation	47,000	[3],[4]
Taco Cabana, San Antonio, TX III [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	500,000
Buildings, Fixtures and Improvements	1,766,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,266,000	[1],[2]
Accumulated Depreciation	49,000	[3],[4]
Taco Cabana, Schertz, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	520,000
Buildings, Fixtures and Improvements	1,408,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,928,000	[1],[2]
Accumulated Depreciation	39,000	[3],[4]
Talbots HQ, Hingham, MA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	3,009,000
Buildings, Fixtures and Improvements	27,080,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	30,089,000	[1],[2]
Accumulated Depreciation	762,000	[3],[4]
TCF National Bank, Crystal, MN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	640,000
Buildings, Fixtures and Improvements	642,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,282,000	[1],[2]
Accumulated Depreciation	17,000	[3],[4]
TD Bank, Falmouth, ME [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	4,057,000
Buildings, Fixtures and Improvements	23,489,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	27,046,000	[1],[2]
Accumulated Depreciation	864,000	[3],[4]
Teva Pharmaceuticals Industries Limited, Malvern, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[6]
Land	2,666,000
Buildings, Fixtures and Improvements	40,981,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	43,647,000	[1],[2]
Accumulated Depreciation	326,000	[3],[4]
Texas Roadhouse, Cedar Rapids, IA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	430,000
Buildings, Fixtures and Improvements	2,194,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,624,000	[1],[2]
Accumulated Depreciation	63,000	[3],[4]
Texas Roadhouse, Ammon, ID [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	490,000
Buildings, Fixtures and Improvements	1,206,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,696,000	[1],[2]
Accumulated Depreciation	35,000	[3],[4]
Texas Roadhouse, Shively, KY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	540,000
Buildings, Fixtures and Improvements	2,055,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,595,000	[1],[2]
Accumulated Depreciation	59,000	[3],[4]
Texas Roadhouse, Concord, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	650,000
Buildings, Fixtures and Improvements	2,130,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,780,000	[1],[2]
Accumulated Depreciation	61,000	[3],[4]
Texas Roadhouse, Gastonia, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	570,000
Buildings, Fixtures and Improvements	1,544,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,114,000	[1],[2]
Accumulated Depreciation	44,000	[3],[4]
Texas Roadhouse, Hickory, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	580,000
Buildings, Fixtures and Improvements	1,831,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,411,000	[1],[2]
Accumulated Depreciation	53,000	[3],[4]
Texas Roadhouse, Dickson City, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	640,000
Buildings, Fixtures and Improvements	1,897,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,537,000	[1],[2]
Accumulated Depreciation	54,000	[3],[4]
Texas Roadhouse, College Station, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	670,000
Buildings, Fixtures and Improvements	2,299,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,969,000	[1],[2]
Accumulated Depreciation	66,000	[3],[4]
Texas Roadhouse, Grand Prairie, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	780,000
Buildings, Fixtures and Improvements	1,867,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,647,000	[1],[2]
Accumulated Depreciation	54,000	[3],[4]
The Kroger Co., Calhoun, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[6]
Land	0
Buildings, Fixtures and Improvements	6,279,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	6,279,000	[1],[2]
Accumulated Depreciation	52,000	[3],[4]
The Kroger Co., Lithonia, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[6]
Land	0
Buildings, Fixtures and Improvements	6,250,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	6,250,000	[1],[2]
Accumulated Depreciation	52,000	[3],[4]
The Kroger Co., Suwanee, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[6]
Land	0
Buildings, Fixtures and Improvements	7,574,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	7,574,000	[1],[2]
Accumulated Depreciation	63,000	[3],[4]
The Kroger Co., Suwanee, GA I [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[6]
Land	0
Buildings, Fixtures and Improvements	7,691,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	7,691,000	[1],[2]
Accumulated Depreciation	64,000	[3],[4]
The Kroger Co., Frankfort, KY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[6]
Land	0
Buildings, Fixtures and Improvements	5,794,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	5,794,000	[1],[2]
Accumulated Depreciation	48,000	[3],[4]
The Kroger Co., Georgetown, KY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[6]
Land	0
Buildings, Fixtures and Improvements	6,742,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	6,742,000	[1],[2]
Accumulated Depreciation	56,000	[3],[4]
The Kroger Co., Madisonville, KY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[6]
Land	0
Buildings, Fixtures and Improvements	5,715,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	5,715,000	[1],[2]
Accumulated Depreciation	48,000	[3],[4]
The Kroger Co., Murray, KY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[6]
Land	0
Buildings, Fixtures and Improvements	6,165,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	6,165,000	[1],[2]
Accumulated Depreciation	51,000	[3],[4]
The Kroger Co., Owensboro, KY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[6]
Land	0
Buildings, Fixtures and Improvements	6,073,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	6,073,000	[1],[2]
Accumulated Depreciation	51,000	[3],[4]
The Kroger Co., Franklin, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[6]
Land	0
Buildings, Fixtures and Improvements	7,782,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	7,782,000	[1],[2]
Accumulated Depreciation	65,000	[3],[4]
The Kroger Co., Knoxville, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[6]
Land	0
Buildings, Fixtures and Improvements	7,642,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	7,642,000	[1],[2]
Accumulated Depreciation	64,000	[3],[4]
The Pantry, Inc., Montgomery, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	526,000
Buildings, Fixtures and Improvements	1,228,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,754,000	[1],[2]
Accumulated Depreciation	69,000	[3],[4]
The Pantry, Inc., Charlotte, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	1,332,000
Buildings, Fixtures and Improvements	1,332,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,664,000	[1],[2]
Accumulated Depreciation	75,000	[3],[4]
The Pantry, Inc., Charlotte, NC I [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	1,667,000
Buildings, Fixtures and Improvements	417,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,084,000	[1],[2]
Accumulated Depreciation	23,000	[3],[4]
The Pantry, Inc., Charlotte, NC II [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	1,191,000
Buildings, Fixtures and Improvements	1,787,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,978,000	[1],[2]
Accumulated Depreciation	100,000	[3],[4]
The Pantry, Inc., Charlotte, NC III [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	1,070,000
Buildings, Fixtures and Improvements	1,308,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,378,000	[1],[2]
Accumulated Depreciation	73,000	[3],[4]
The Pantry, Inc., Conover, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	1,144,000
Buildings, Fixtures and Improvements	936,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,080,000	[1],[2]
Accumulated Depreciation	53,000	[3],[4]
The Pantry, Inc., Cornelius, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	1,847,000
Buildings, Fixtures and Improvements	2,258,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	4,105,000	[1],[2]
Accumulated Depreciation	127,000	[3],[4]
The Pantry, Inc., Lincolnton, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	1,766,000
Buildings, Fixtures and Improvements	2,159,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,925,000	[1],[2]
Accumulated Depreciation	121,000	[3],[4]
The Pantry, Inc., Matthews, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	980,000
Buildings, Fixtures and Improvements	1,819,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,799,000	[1],[2]
Accumulated Depreciation	102,000	[3],[4]
The Pantry, Inc., Thomasville, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	1,175,000
Buildings, Fixtures and Improvements	1,436,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,611,000	[1],[2]
Accumulated Depreciation	81,000	[3],[4]
The Pantry, Inc., Fort Mill, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	1,311,000
Buildings, Fixtures and Improvements	1,967,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,278,000	[1],[2]
Accumulated Depreciation	110,000	[3],[4]
The Procter & Gamble Co., Fort Wayne, IN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	25,904,000
Land	0
Buildings, Fixtures and Improvements	26,400,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	26,400,000	[1],[2]
Accumulated Depreciation	268,000	[3],[4]
Thermo Process Systems, Sugarland, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	1,680,000
Buildings, Fixtures and Improvements	7,778,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	9,458,000	[1],[2]
Accumulated Depreciation	94,000	[3],[4]
Tiffany & Co. Parsippany, NJ [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	55,773,000
Land	2,248,000
Buildings, Fixtures and Improvements	81,083,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	83,331,000	[1],[2]
Accumulated Depreciation	824,000	[3],[4]
Tilted Kilt, Hendersonville, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	310,000
Buildings, Fixtures and Improvements	763,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,073,000	[1],[2]
Accumulated Depreciation	22,000	[3],[4]
Time Warner Cable, Milwaukee, WI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	20,570,000
Land	3,081,000
Buildings, Fixtures and Improvements	22,512,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	25,593,000	[1],[2]
Accumulated Depreciation	217,000	[3],[4]
Tire Kingdom, Dublin, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[12]
Land	373,000
Buildings, Fixtures and Improvements	1,119,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,492,000	[1],[2]
Accumulated Depreciation	108,000	[3],[4]
TJX Companies, Inc., Philadelphia, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	67,335,000
Land	9,890,000
Buildings, Fixtures and Improvements	84,955,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	94,845,000	[1],[2]
Accumulated Depreciation	864,000	[3],[4]
T-Mobile USA, Inc., Nashville, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	10,295,000
Land	1,190,000
Buildings, Fixtures and Improvements	15,847,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	17,037,000	[1],[2]
Accumulated Depreciation	140,000	[3],[4]
Tractor Supply, Oneonta, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	359,000
Buildings, Fixtures and Improvements	1,438,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,797,000	[1],[2]
Accumulated Depreciation	46,000	[3],[4]
Tractor Supply, Gray, LA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	550,000
Buildings, Fixtures and Improvements	2,202,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,752,000	[1],[2]
Accumulated Depreciation	149,000	[3],[4]
Tractor Supply, Negaunee, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[14]
Land	488,000
Buildings, Fixtures and Improvements	1,953,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,441,000	[1],[2]
Accumulated Depreciation	147,000	[3],[4]
Tractor Supply, Plymouth, NH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	424,000
Buildings, Fixtures and Improvements	2,402,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,826,000	[1],[2]
Accumulated Depreciation	124,000	[3],[4]
Tractor Supply, Allentown, NJ [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[11]
Land	697,000
Buildings, Fixtures and Improvements	3,949,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	4,646,000	[1],[2]
Accumulated Depreciation	361,000	[3],[4]
Tractor Supply, Rio Grande Ciy, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	469,000
Buildings, Fixtures and Improvements	1,095,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,564,000	[1],[2]
Accumulated Depreciation	78,000	[3],[4]
UPS e-Logistics, Elizabethtown, KY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	1,460,000
Buildings, Fixtures and Improvements	10,923,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	12,383,000	[1],[2]
Accumulated Depreciation	167,000	[3],[4]
Vacant, Randolph, MA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	6,929,000
Land	2,840,000
Buildings, Fixtures and Improvements	6,826,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	9,666,000	[1],[2]
Accumulated Depreciation	68,000	[3],[4]
Vacant, Bethesda, MD [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	54,554,000
Land	8,538,000
Buildings, Fixtures and Improvements	31,879,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	40,417,000	[1],[2]
Accumulated Depreciation	292,000	[3],[4]
Vacant, Irving, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	3,096,000
Buildings, Fixtures and Improvements	5,302,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	8,398,000	[1],[2]
Accumulated Depreciation	34,000	[3],[4]
Vacant (Development property), Columbia, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	0
Buildings, Fixtures and Improvements	6,941,000
Costs Capitalized Subsequent to Acquisition	7,006,000
Gross Amount	13,947,000	[1],[2]
Accumulated Depreciation	0	[3],[4]
Vacant (Development property), The Woodlands, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	0
Buildings, Fixtures and Improvements	5,411,000
Costs Capitalized Subsequent to Acquisition	1,521,000
Gross Amount	6,932,000	[1],[2]
Accumulated Depreciation	0	[3],[4]
Vitamin Shoppe, Evergreen Park, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	476,000
Buildings, Fixtures and Improvements	1,427,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,903,000	[1],[2]
Accumulated Depreciation	53,000	[3],[4]
Vitamin Shoppe, Ashland, VA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	2,400,000
Buildings, Fixtures and Improvements	19,663,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	22,063,000	[1],[2]
Accumulated Depreciation	200,000	[3],[4]
Walgreens, Wetumpka, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[11]
Land	547,000
Buildings, Fixtures and Improvements	3,102,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,649,000	[1],[2]
Accumulated Depreciation	341,000	[3],[4]
Walgreens, Peoria, AZ [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	837,000
Buildings, Fixtures and Improvements	1,953,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,790,000	[1],[2]
Accumulated Depreciation	98,000	[3],[4]
Walgreens, Phoenix, AZ [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	1,037,000
Buildings, Fixtures and Improvements	1,927,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,964,000	[1],[2]
Accumulated Depreciation	87,000	[3],[4]
Walgreens, Coalings, CA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	396,000
Buildings, Fixtures and Improvements	3,568,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,964,000	[1],[2]
Accumulated Depreciation	482,000	[3],[4]
Walgreens, Acworth, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	1,583,000
Buildings, Fixtures and Improvements	2,940,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	4,523,000	[1],[2]
Accumulated Depreciation	162,000	[3],[4]
Walgreens, Chicago, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	1,212,000
Buildings, Fixtures and Improvements	2,829,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	4,041,000	[1],[2]
Accumulated Depreciation	156,000	[3],[4]
Walgreens, Chicago, IL I [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	1,617,000
Buildings, Fixtures and Improvements	3,003,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	4,620,000	[1],[2]
Accumulated Depreciation	165,000	[3],[4]
Walgreens, Anderson, IN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	807,000
Buildings, Fixtures and Improvements	3,227,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	4,034,000	[1],[2]
Accumulated Depreciation	274,000	[3],[4]
Walgreens, Greensburg, KS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	1,007,000
Buildings, Fixtures and Improvements	1,869,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,876,000	[1],[2]
Accumulated Depreciation	28,000	[3],[4]
Walgreens, Olathe, KS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	1,258,000
Buildings, Fixtures and Improvements	3,774,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	5,032,000	[1],[2]
Accumulated Depreciation	94,000	[3],[4]
Walgreens, Frankfort, KY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[11]
Land	911,000
Buildings, Fixtures and Improvements	3,643,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	4,554,000	[1],[2]
Accumulated Depreciation	419,000	[3],[4]
Walgreens, Shreveport, LA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[11]
Land	619,000
Buildings, Fixtures and Improvements	3,509,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	4,128,000	[1],[2]
Accumulated Depreciation	386,000	[3],[4]
Walgreens, Baltimore, MD [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	1,185,000
Buildings, Fixtures and Improvements	2,764,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,949,000	[1],[2]
Accumulated Depreciation	69,000	[3],[4]
Walgreens, Clinton, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	1,463,000
Buildings, Fixtures and Improvements	3,413,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	4,876,000	[1],[2]
Accumulated Depreciation	239,000	[3],[4]
Walgreens, Dearborn, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	190,000
Buildings, Fixtures and Improvements	3,605,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,795,000	[1],[2]
Accumulated Depreciation	162,000	[3],[4]
Walgreens, Eastpointe, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	668,000
Buildings, Fixtures and Improvements	2,672,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,340,000	[1],[2]
Accumulated Depreciation	307,000	[3],[4]
Walgreens, Lincoln Park, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,041,000
Buildings, Fixtures and Improvements	5,896,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	6,937,000	[1],[2]
Accumulated Depreciation	501,000	[3],[4]
Walgreens, Livonia, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	261,000
Buildings, Fixtures and Improvements	2,350,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,611,000	[1],[2]
Accumulated Depreciation	106,000	[3],[4]
Walgreens, Stevensville, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[8]
Land	855,000
Buildings, Fixtures and Improvements	3,420,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	4,275,000	[1],[2]
Accumulated Depreciation	428,000	[3],[4]
Walgreens, Troy, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	0
Buildings, Fixtures and Improvements	1,896,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,896,000	[1],[2]
Accumulated Depreciation	123,000	[3],[4]
Walgreens, Warren, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	748,000
Buildings, Fixtures and Improvements	2,991,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,739,000	[1],[2]
Accumulated Depreciation	194,000	[3],[4]
Walgreens, Columbia, MS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	452,000
Buildings, Fixtures and Improvements	4,072,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	4,524,000	[1],[2]
Accumulated Depreciation	244,000	[3],[4]
Walgreens, Greenwood, MS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[11]
Land	561,000
Buildings, Fixtures and Improvements	3,181,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,742,000	[1],[2]
Accumulated Depreciation	350,000	[3],[4]
Walgreens, Maplewood, NJ [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[8]
Land	1,071,000
Buildings, Fixtures and Improvements	6,071,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	7,142,000	[1],[2]
Accumulated Depreciation	759,000	[3],[4]
Walgreens, Las Vegas, NV [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,528,000
Buildings, Fixtures and Improvements	6,114,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	7,642,000	[1],[2]
Accumulated Depreciation	581,000	[3],[4]
Walgreens, Las Vegas, NV I [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	700,000
Buildings, Fixtures and Improvements	2,801,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,501,000	[1],[2]
Accumulated Depreciation	112,000	[3],[4]
Walgreens, Staten Island, NY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	0
Buildings, Fixtures and Improvements	3,984,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,984,000	[1],[2]
Accumulated Depreciation	538,000	[3],[4]
Walgreens, Akron, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	664,000
Buildings, Fixtures and Improvements	1,548,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,212,000	[1],[2]
Accumulated Depreciation	54,000	[3],[4]
Walgreens, Bryan, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[11]
Land	219,000
Buildings, Fixtures and Improvements	4,154,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	4,373,000	[1],[2]
Accumulated Depreciation	457,000	[3],[4]
Walgreens, Eaton, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	398,000
Buildings, Fixtures and Improvements	3,586,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,984,000	[1],[2]
Accumulated Depreciation	323,000	[3],[4]
Walgreens, Tahlequah, OK [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	647,000
Buildings, Fixtures and Improvements	3,664,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	4,311,000	[1],[2]
Accumulated Depreciation	220,000	[3],[4]
Walgreens, Aibonito Pueblo, PR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,855,000
Buildings, Fixtures and Improvements	5,566,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	7,421,000	[1],[2]
Accumulated Depreciation	278,000	[3],[4]
Walgreens, Las Piedras, PR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,726,000
Buildings, Fixtures and Improvements	5,179,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	6,905,000	[1],[2]
Accumulated Depreciation	233,000	[3],[4]
Walgreens, Anderson, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[11]
Land	835,000
Buildings, Fixtures and Improvements	3,342,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	4,177,000	[1],[2]
Accumulated Depreciation	384,000	[3],[4]
Walgreens, Easley, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,206,000
Buildings, Fixtures and Improvements	3,617,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	4,823,000	[1],[2]
Accumulated Depreciation	326,000	[3],[4]
Walgreens, Greenville, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,313,000
Buildings, Fixtures and Improvements	3,940,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	5,253,000	[1],[2]
Accumulated Depreciation	355,000	[3],[4]
Walgreens, Myrtle Beach, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	0
Buildings, Fixtures and Improvements	2,077,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,077,000	[1],[2]
Accumulated Depreciation	249,000	[3],[4]
Walgreens, North Charleston, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,320,000
Buildings, Fixtures and Improvements	3,081,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	4,401,000	[1],[2]
Accumulated Depreciation	277,000	[3],[4]
Walgreens, Cordova, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,005,000
Buildings, Fixtures and Improvements	2,345,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,350,000	[1],[2]
Accumulated Depreciation	164,000	[3],[4]
Walgreens, Memphis, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	896,000
Buildings, Fixtures and Improvements	2,687,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,583,000	[1],[2]
Accumulated Depreciation	201,000	[3],[4]
Walgreens, Portsmouth, VA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	2,118,000
Land	730,000
Buildings, Fixtures and Improvements	3,311,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	4,041,000	[1],[2]
Accumulated Depreciation	33,000	[3],[4]
Wendy's, Atascadero, CA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	230,000
Buildings, Fixtures and Improvements	1,009,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,239,000	[1],[2]
Accumulated Depreciation	28,000	[3],[4]
Wendy's, Camarillo, CA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	320,000
Buildings, Fixtures and Improvements	2,253,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,573,000	[1],[2]
Accumulated Depreciation	62,000	[3],[4]
Wendy's, Paso Robles, CA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	150,000
Buildings, Fixtures and Improvements	1,603,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,753,000	[1],[2]
Accumulated Depreciation	44,000	[3],[4]
Wendy's, Worcester, MA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	370,000
Buildings, Fixtures and Improvements	1,288,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,658,000	[1],[2]
Accumulated Depreciation	36,000	[3],[4]
Wendy's, Salisbury, MD [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	370,000
Buildings, Fixtures and Improvements	1,299,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,669,000	[1],[2]
Accumulated Depreciation	36,000	[3],[4]
Wendy's, Swanton, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	430,000
Buildings, Fixtures and Improvements	1,233,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,663,000	[1],[2]
Accumulated Depreciation	34,000	[3],[4]
Wendy's, Sylvania, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	300,000
Buildings, Fixtures and Improvements	799,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,099,000	[1],[2]
Accumulated Depreciation	22,000	[3],[4]
Wendy's, Knoxville, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	330,000
Buildings, Fixtures and Improvements	1,161,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,491,000	[1],[2]
Accumulated Depreciation	32,000	[3],[4]
Wendy's, Knoxville, TN I [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	330,000
Buildings, Fixtures and Improvements	1,132,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,462,000	[1],[2]
Accumulated Depreciation	31,000	[3],[4]
Wendy's, Millington, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	380,000
Buildings, Fixtures and Improvements	1,208,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,588,000	[1],[2]
Accumulated Depreciation	33,000	[3],[4]
Wendy's, Bluefield, VA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	450,000
Buildings, Fixtures and Improvements	1,927,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,377,000	[1],[2]
Accumulated Depreciation	53,000	[3],[4]
Wendy's, Midlothian, VA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	230,000
Buildings, Fixtures and Improvements	1,300,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,530,000	[1],[2]
Accumulated Depreciation	36,000	[3],[4]
Wendy's, Beaver, WV [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	290,000
Buildings, Fixtures and Improvements	1,156,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,446,000	[1],[2]
Accumulated Depreciation	32,000	[3],[4]
West Marine, Deltaville, VA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[5]
Land	425,000
Buildings, Fixtures and Improvements	2,409,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,834,000	[1],[2]
Accumulated Depreciation	192,000	[3],[4]
Williams Sonoma, Olive Branch, MS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	28,350,000
Land	2,330,000
Buildings, Fixtures and Improvements	44,266,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	46,596,000	[1],[2]
Accumulated Depreciation	3,825,000	[3],[4]
Abuelo's, Rogers, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	825,000
Buildings, Fixtures and Improvements	2,296,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,121,000	[1],[2]
Accumulated Depreciation	66,000	[3],[4]
Academy Sports, Smyrna, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	2,109,000
Buildings, Fixtures and Improvements	8,434,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	10,543,000	[1],[2]
Accumulated Depreciation	68,000	[3],[4]
Academy Sports, Mobile, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,311,000
Buildings, Fixtures and Improvements	7,431,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	8,742,000	[1],[2]
Accumulated Depreciation	60,000	[3],[4]
Advance Auto, Opelika, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	289,000
Buildings, Fixtures and Improvements	1,156,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,445,000	[1],[2]
Accumulated Depreciation	43,000	[3],[4]
Aliberto's Mexican Food, Holbrook, AZ [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	32,000
Buildings, Fixtures and Improvements	96,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	128,000	[1],[2]
Accumulated Depreciation	3,000	[3],[4]
Applebee's, Davenport, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	1,506,000
Buildings, Fixtures and Improvements	4,517,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	6,023,000	[1],[2]
Accumulated Depreciation	112,000	[3],[4]
Applebee's, Bradenton, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	2,475,000
Buildings, Fixtures and Improvements	3,713,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	6,188,000	[1],[2]
Accumulated Depreciation	92,000	[3],[4]
Applebee's, Rio Rancho, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	645,000
Buildings, Fixtures and Improvements	3,654,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	4,299,000	[1],[2]
Accumulated Depreciation	91,000	[3],[4]
Applebee's, Brandon, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	2,453,000
Buildings, Fixtures and Improvements	3,647,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	6,100,000	[1],[2]
Accumulated Depreciation	105,000	[3],[4]
Applebee's, Lakeland, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	1,959,000
Buildings, Fixtures and Improvements	3,638,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	5,597,000	[1],[2]
Accumulated Depreciation	90,000	[3],[4]
Applebee's, Temple Terrace, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	2,396,000
Buildings, Fixtures and Improvements	3,594,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	5,990,000	[1],[2]
Accumulated Depreciation	89,000	[3],[4]
Applebee's, Largo, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	2,334,000
Buildings, Fixtures and Improvements	3,501,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	5,835,000	[1],[2]
Accumulated Depreciation	87,000	[3],[4]
Applebee's, St. Petersburg, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	2,329,000
Buildings, Fixtures and Improvements	3,493,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	5,822,000	[1],[2]
Accumulated Depreciation	87,000	[3],[4]
Applebee's, Riverview, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	1,849,000
Buildings, Fixtures and Improvements	3,434,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	5,283,000	[1],[2]
Accumulated Depreciation	85,000	[3],[4]
Applebee's, Hobbs, NM [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	600,000
Buildings, Fixtures and Improvements	3,401,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	4,001,000	[1],[2]
Accumulated Depreciation	84,000	[3],[4]
Applebee's, Valrico, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	1,202,000
Buildings, Fixtures and Improvements	3,274,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	4,476,000	[1],[2]
Accumulated Depreciation	94,000	[3],[4]
Applebee's, Wesley Chapel, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	3,272,000
Buildings, Fixtures and Improvements	3,272,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	6,544,000	[1],[2]
Accumulated Depreciation	81,000	[3],[4]
Applebee's, New Port Richey, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	1,695,000
Buildings, Fixtures and Improvements	3,147,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	4,842,000	[1],[2]
Accumulated Depreciation	78,000	[3],[4]
Applebee's, Inverness, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	1,977,000
Buildings, Fixtures and Improvements	2,965,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	4,942,000	[1],[2]
Accumulated Depreciation	74,000	[3],[4]
Applebee's, Corpus Christi, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	563,000
Buildings, Fixtures and Improvements	2,926,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,489,000	[1],[2]
Accumulated Depreciation	84,000	[3],[4]
Applebee's, Nampa, ID [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	729,000
Buildings, Fixtures and Improvements	2,915,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,644,000	[1],[2]
Accumulated Depreciation	72,000	[3],[4]
Applebee's, Pueblo, CO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	960,000
Buildings, Fixtures and Improvements	2,879,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,839,000	[1],[2]
Accumulated Depreciation	71,000	[3],[4]
Applebee's, Plant City, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	2,079,000
Buildings, Fixtures and Improvements	2,869,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	4,948,000	[1],[2]
Accumulated Depreciation	82,000	[3],[4]
Applebee's, Evans, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	1,426,000
Buildings, Fixtures and Improvements	2,649,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	4,075,000	[1],[2]
Accumulated Depreciation	66,000	[3],[4]
Applebee's, Winter Haven, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	2,130,000
Buildings, Fixtures and Improvements	2,603,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	4,733,000	[1],[2]
Accumulated Depreciation	65,000	[3],[4]
Applebee's, Gresham, OR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	853,000
Buildings, Fixtures and Improvements	2,560,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,413,000	[1],[2]
Accumulated Depreciation	49,000	[3],[4]
Applebee's, Garden City, ID [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	628,000
Buildings, Fixtures and Improvements	2,512,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,140,000	[1],[2]
Accumulated Depreciation	48,000	[3],[4]
Applebee's, Savannah, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	1,329,000
Buildings, Fixtures and Improvements	2,468,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,797,000	[1],[2]
Accumulated Depreciation	61,000	[3],[4]
Applebee's, Crystal River, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	1,328,000
Buildings, Fixtures and Improvements	2,467,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,795,000	[1],[2]
Accumulated Depreciation	61,000	[3],[4]
Applebee's, Almogordo, NM [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	271,000
Buildings, Fixtures and Improvements	2,438,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,709,000	[1],[2]
Accumulated Depreciation	47,000	[3],[4]
Applebee's, Lakeland, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	1,283,000
Buildings, Fixtures and Improvements	2,383,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,666,000	[1],[2]
Accumulated Depreciation	59,000	[3],[4]
Applebee's, Augusta, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	1,254,000
Buildings, Fixtures and Improvements	2,329,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,583,000	[1],[2]
Accumulated Depreciation	58,000	[3],[4]
Applebee's, Roswell, NM [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	405,000
Buildings, Fixtures and Improvements	2,295,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,700,000	[1],[2]
Accumulated Depreciation	57,000	[3],[4]
Applebee's, Pueblo, CO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	752,000
Buildings, Fixtures and Improvements	2,257,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,009,000	[1],[2]
Accumulated Depreciation	43,000	[3],[4]
Applebee's, Greeley, CO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	559,000
Buildings, Fixtures and Improvements	2,235,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,794,000	[1],[2]
Accumulated Depreciation	55,000	[3],[4]
Applebee's, Phenix City, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	1,488,000
Buildings, Fixtures and Improvements	2,232,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,720,000	[1],[2]
Accumulated Depreciation	55,000	[3],[4]
Applebee's, Oxford, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,162,000
Buildings, Fixtures and Improvements	2,157,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,319,000	[1],[2]
Accumulated Depreciation	41,000	[3],[4]
Applebee's, Clackamas, OR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	901,000
Buildings, Fixtures and Improvements	2,103,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,004,000	[1],[2]
Accumulated Depreciation	52,000	[3],[4]
Applebee's, Tualatin, OR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	1,116,000
Buildings, Fixtures and Improvements	2,072,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,188,000	[1],[2]
Accumulated Depreciation	51,000	[3],[4]
Applebee's, Richland, WA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	1,112,000
Buildings, Fixtures and Improvements	2,064,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,176,000	[1],[2]
Accumulated Depreciation	51,000	[3],[4]
Applebee's, Edinburg, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	898,000
Buildings, Fixtures and Improvements	2,058,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,956,000	[1],[2]
Accumulated Depreciation	59,000	[3],[4]
Applebee's, Thornton, CO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	681,000
Buildings, Fixtures and Improvements	2,043,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,724,000	[1],[2]
Accumulated Depreciation	39,000	[3],[4]
Applebee's, Colorado Springs, CO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	499,000
Buildings, Fixtures and Improvements	1,996,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,495,000	[1],[2]
Accumulated Depreciation	49,000	[3],[4]
Applebee's, McAllen, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	1,114,000
Buildings, Fixtures and Improvements	1,988,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,102,000	[1],[2]
Accumulated Depreciation	57,000	[3],[4]
Applebee's, Brighton, CO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	657,000
Buildings, Fixtures and Improvements	1,972,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,629,000	[1],[2]
Accumulated Depreciation	49,000	[3],[4]
Applebee's, Colorado Springs, CO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	629,000
Buildings, Fixtures and Improvements	1,888,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,517,000	[1],[2]
Accumulated Depreciation	47,000	[3],[4]
Applebee's, Vancouver, WA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	791,000
Buildings, Fixtures and Improvements	1,846,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,637,000	[1],[2]
Accumulated Depreciation	35,000	[3],[4]
Applebee's, Pocatello, ID [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	612,000
Buildings, Fixtures and Improvements	1,837,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,449,000	[1],[2]
Accumulated Depreciation	46,000	[3],[4]
Applebee's, San Antonio, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	732,000
Buildings, Fixtures and Improvements	1,796,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,528,000	[1],[2]
Accumulated Depreciation	51,000	[3],[4]
Applebee's, Milledgeville, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	1,174,000
Buildings, Fixtures and Improvements	1,761,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,935,000	[1],[2]
Accumulated Depreciation	44,000	[3],[4]
Applebee's, Boise, ID [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	948,000
Buildings, Fixtures and Improvements	1,761,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,709,000	[1],[2]
Accumulated Depreciation	44,000	[3],[4]
Applebee's, Arvada, CO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	754,000
Buildings, Fixtures and Improvements	1,760,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,514,000	[1],[2]
Accumulated Depreciation	44,000	[3],[4]
Applebee's, Crestville, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	943,000
Buildings, Fixtures and Improvements	1,752,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,695,000	[1],[2]
Accumulated Depreciation	43,000	[3],[4]
Applebee's, Northglenn, CO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	578,000
Buildings, Fixtures and Improvements	1,734,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,312,000	[1],[2]
Accumulated Depreciation	43,000	[3],[4]
Applebee's, Auburn, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	1,155,000
Buildings, Fixtures and Improvements	1,732,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,887,000	[1],[2]
Accumulated Depreciation	43,000	[3],[4]
Applebee's, Ocean Springs, MS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	673,000
Buildings, Fixtures and Improvements	1,708,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,381,000	[1],[2]
Accumulated Depreciation	49,000	[3],[4]
Applebee's, Vancouver, WA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	718,000
Buildings, Fixtures and Improvements	1,675,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,393,000	[1],[2]
Accumulated Depreciation	42,000	[3],[4]
Applebee's, Roseburg, OR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	717,000
Buildings, Fixtures and Improvements	1,673,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,390,000	[1],[2]
Accumulated Depreciation	32,000	[3],[4]
Applebee's, Lake Oswego, OR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	1,352,000
Buildings, Fixtures and Improvements	1,652,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,004,000	[1],[2]
Accumulated Depreciation	41,000	[3],[4]
Applebee's, Newton, KS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	504,000
Buildings, Fixtures and Improvements	1,569,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,073,000	[1],[2]
Accumulated Depreciation	45,000	[3],[4]
Applebee's, Fall River, MA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	275,000
Buildings, Fixtures and Improvements	1,558,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,833,000	[1],[2]
Accumulated Depreciation	39,000	[3],[4]
Applebee's, New Braunfels, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	566,000
Buildings, Fixtures and Improvements	1,486,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,052,000	[1],[2]
Accumulated Depreciation	43,000	[3],[4]
Applebee's, Dublin, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	1,171,000
Buildings, Fixtures and Improvements	1,431,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,602,000	[1],[2]
Accumulated Depreciation	35,000	[3],[4]
Applebee's, North Canton, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	152,000
Buildings, Fixtures and Improvements	838,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	990,000	[1],[2]
Accumulated Depreciation	24,000	[3],[4]
Arby's, Atlanta, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	1,207,000
Buildings, Fixtures and Improvements	987,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,194,000	[1],[2]
Accumulated Depreciation	22,000	[3],[4]
Arby's, Kennesaw, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	583,000
Buildings, Fixtures and Improvements	840,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,423,000	[1],[2]
Accumulated Depreciation	23,000	[3],[4]
Arby's, Memphis, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	449,000
Buildings, Fixtures and Improvements	835,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,284,000	[1],[2]
Accumulated Depreciation	18,000	[3],[4]
Arby's, Mount Vernon, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	911,000
Buildings, Fixtures and Improvements	764,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,675,000	[1],[2]
Accumulated Depreciation	21,000	[3],[4]
Arby's, Richmond Hill, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	430,000
Buildings, Fixtures and Improvements	755,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,185,000	[1],[2]
Accumulated Depreciation	21,000	[3],[4]
Arby's, Grandville, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	1,133,000
Buildings, Fixtures and Improvements	755,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,888,000	[1],[2]
Accumulated Depreciation	17,000	[3],[4]
Arby's, Prescott, AZ [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	404,000
Buildings, Fixtures and Improvements	750,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,154,000	[1],[2]
Accumulated Depreciation	16,000	[3],[4]
Arby's, Schertz, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	499,000
Buildings, Fixtures and Improvements	748,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,247,000	[1],[2]
Accumulated Depreciation	16,000	[3],[4]
Arby's, Apopka, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	464,000
Buildings, Fixtures and Improvements	697,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,161,000	[1],[2]
Accumulated Depreciation	15,000	[3],[4]
Arby's, Mobile, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	460,000
Buildings, Fixtures and Improvements	685,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,145,000	[1],[2]
Accumulated Depreciation	19,000	[3],[4]
Arby's, Wyoming, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	1,513,000
Buildings, Fixtures and Improvements	648,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,161,000	[1],[2]
Accumulated Depreciation	14,000	[3],[4]
Arby's, Fort Wayne, IN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	529,000
Buildings, Fixtures and Improvements	647,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,176,000	[1],[2]
Accumulated Depreciation	14,000	[3],[4]
Arby's, Louisville, KY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	336,000
Buildings, Fixtures and Improvements	625,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	961,000	[1],[2]
Accumulated Depreciation	26,000	[3],[4]
Arby's, Phoenix, AZ [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	559,000
Buildings, Fixtures and Improvements	618,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,177,000	[1],[2]
Accumulated Depreciation	17,000	[3],[4]
Arby's, Fountain Hills, AZ [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	241,000
Buildings, Fixtures and Improvements	597,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	838,000	[1],[2]
Accumulated Depreciation	17,000	[3],[4]
Arby's, Orlando, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	251,000
Buildings, Fixtures and Improvements	585,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	836,000	[1],[2]
Accumulated Depreciation	13,000	[3],[4]
Arby's, Rockledge, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	381,000
Buildings, Fixtures and Improvements	571,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	952,000	[1],[2]
Accumulated Depreciation	13,000	[3],[4]
Arby's, Erie, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	188,000
Buildings, Fixtures and Improvements	552,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	740,000	[1],[2]
Accumulated Depreciation	15,000	[3],[4]
Arby's, Merritt Island, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	297,000
Buildings, Fixtures and Improvements	552,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	849,000	[1],[2]
Accumulated Depreciation	12,000	[3],[4]
Arby's, Hopkinsville, KY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	432,000
Buildings, Fixtures and Improvements	528,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	960,000	[1],[2]
Accumulated Depreciation	12,000	[3],[4]
Arby's, Clovis, NM [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	91,000
Buildings, Fixtures and Improvements	518,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	609,000	[1],[2]
Accumulated Depreciation	14,000	[3],[4]
Arby's, Winchester, IN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	341,000
Buildings, Fixtures and Improvements	511,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	852,000	[1],[2]
Accumulated Depreciation	11,000	[3],[4]
Arby's, Lexington, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	484,000
Buildings, Fixtures and Improvements	504,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	988,000	[1],[2]
Accumulated Depreciation	14,000	[3],[4]
Arby's, Guntersville, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	142,000
Buildings, Fixtures and Improvements	503,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	645,000	[1],[2]
Accumulated Depreciation	14,000	[3],[4]
Arby's, New Albany, IN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	456,000
Buildings, Fixtures and Improvements	470,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	926,000	[1],[2]
Accumulated Depreciation	13,000	[3],[4]
Arby's, Chattanooga, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	201,000
Buildings, Fixtures and Improvements	469,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	670,000	[1],[2]
Accumulated Depreciation	10,000	[3],[4]
Arby's, New Albay, IN 1 [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	325,000
Buildings, Fixtures and Improvements	465,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	790,000	[1],[2]
Accumulated Depreciation	13,000	[3],[4]
Arby's, Scottsburg, IN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	526,000
Buildings, Fixtures and Improvements	445,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	971,000	[1],[2]
Accumulated Depreciation	12,000	[3],[4]
Arby's, Corinth, MS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	753,000
Buildings, Fixtures and Improvements	429,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,182,000	[1],[2]
Accumulated Depreciation	12,000	[3],[4]
Arby's, Alexander City, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	527,000
Buildings, Fixtures and Improvements	401,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	928,000	[1],[2]
Accumulated Depreciation	11,000	[3],[4]
Arby's, Middlefield, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	379,000
Buildings, Fixtures and Improvements	388,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	767,000	[1],[2]
Accumulated Depreciation	11,000	[3],[4]
Arby's, Rochester, NY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	128,000
Buildings, Fixtures and Improvements	384,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	512,000	[1],[2]
Accumulated Depreciation	8,000	[3],[4]
Arby's, Savannah, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	293,000
Buildings, Fixtures and Improvements	293,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	586,000	[1],[2]
Accumulated Depreciation	6,000	[3],[4]
Arby's, Albuquerque, NM [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	217,000
Buildings, Fixtures and Improvements	246,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	463,000	[1],[2]
Accumulated Depreciation	7,000	[3],[4]
Arby's, Alexandria, LA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	82,000
Buildings, Fixtures and Improvements	245,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	327,000	[1],[2]
Accumulated Depreciation	5,000	[3],[4]
Arby's, Las Vegas, NM [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	236,000
Buildings, Fixtures and Improvements	236,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	472,000	[1],[2]
Accumulated Depreciation	5,000	[3],[4]
Arby's, Toccoa, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	185,000
Buildings, Fixtures and Improvements	227,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	412,000	[1],[2]
Accumulated Depreciation	5,000	[3],[4]
Arby's, Bullhead City, AZ [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	550,000
Buildings, Fixtures and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	550,000	[1],[2]
Accumulated Depreciation	0	[3],[4]
Arby's, Omaha, NE [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	359,000
Buildings, Fixtures and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	359,000	[1],[2]
Accumulated Depreciation	0	[3],[4]
Auto Pawn, Columbus, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	170,000
Buildings, Fixtures and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	170,000	[1],[2]
Accumulated Depreciation	0	[3],[4]
Bandana's Bar-B_Q Restaurant, Fenton, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	470,000
Buildings, Fixtures and Improvements	314,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	784,000	[1],[2]
Accumulated Depreciation	6,000	[3],[4]
Billboard, Memphis, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	33,000
Buildings, Fixtures and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	33,000	[1],[2]
Accumulated Depreciation	0	[3],[4]
Billboard, Memphis, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	63,000
Buildings, Fixtures and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	63,000	[1],[2]
Accumulated Depreciation	0	[3],[4]
Billboard, Memphis, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	73,000
Buildings, Fixtures and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	73,000	[1],[2]
Accumulated Depreciation	0	[3],[4]
Billboard, Memphis, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	90,000
Buildings, Fixtures and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	90,000	[1],[2]
Accumulated Depreciation	0	[3],[4]
Billboard, Memphis, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	69,000
Buildings, Fixtures and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	69,000	[1],[2]
Accumulated Depreciation	0	[3],[4]
Black Meg 43, Copperas Cove, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	151,000
Buildings, Fixtures and Improvements	151,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	302,000	[1],[2]
Accumulated Depreciation	4,000	[3],[4]
Bojangles, Statesville, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	646,000
Buildings, Fixtures and Improvements	1,937,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,583,000	[1],[2]
Accumulated Depreciation	43,000	[3],[4]
Bojangles, Denver, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	1,013,000
Buildings, Fixtures and Improvements	1,881,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,894,000	[1],[2]
Accumulated Depreciation	41,000	[3],[4]
Bojangles, Hickory, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	749,000
Buildings, Fixtures and Improvements	1,789,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,538,000	[1],[2]
Accumulated Depreciation	50,000	[3],[4]
Bojangles, Fountain Inn, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	287,000
Buildings, Fixtures and Improvements	1,150,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,437,000	[1],[2]
Accumulated Depreciation	20,000	[3],[4]
Bojangles, Taylorsville, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	436,000
Buildings, Fixtures and Improvements	1,108,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,544,000	[1],[2]
Accumulated Depreciation	31,000	[3],[4]
Bojangles, Troutman, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	718,000
Buildings, Fixtures and Improvements	1,077,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,795,000	[1],[2]
Accumulated Depreciation	19,000	[3],[4]
Bridgestone Firestone, Kansas City, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	651,000
Buildings, Fixtures and Improvements	1,954,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,605,000	[1],[2]
Accumulated Depreciation	66,000	[3],[4]
Bruegger's Bagels, Durham, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	312,000
Buildings, Fixtures and Improvements	728,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,040,000	[1],[2]
Accumulated Depreciation	16,000	[3],[4]
Bucho's Mexican Food, Bolingbrook, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	470,000
Buildings, Fixtures and Improvements	137,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	607,000	[1],[2]
Accumulated Depreciation	4,000	[3],[4]
Buffalo wild Wings, Langhorne, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	815,000
Buildings, Fixtures and Improvements	815,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,630,000	[1],[2]
Accumulated Depreciation	20,000	[3],[4]
Burger King, Augusta, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	693,000
Buildings, Fixtures and Improvements	2,080,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,773,000	[1],[2]
Accumulated Depreciation	46,000	[3],[4]
Burger King, Spanaway, WA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	509,000
Buildings, Fixtures and Improvements	1,628,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,137,000	[1],[2]
Accumulated Depreciation	45,000	[3],[4]
Burger King, Cleveland, MS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	688,000
Buildings, Fixtures and Improvements	1,606,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,294,000	[1],[2]
Accumulated Depreciation	35,000	[3],[4]
Burger King, Brandon, MS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	649,000
Buildings, Fixtures and Improvements	1,513,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,162,000	[1],[2]
Accumulated Depreciation	42,000	[3],[4]
Burger King, North Augusta, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	256,000
Buildings, Fixtures and Improvements	1,451,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,707,000	[1],[2]
Accumulated Depreciation	32,000	[3],[4]
Burger King, Troy, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	461,000
Buildings, Fixtures and Improvements	1,383,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,844,000	[1],[2]
Accumulated Depreciation	30,000	[3],[4]
Burger King, Charlotte, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,105,000
Buildings, Fixtures and Improvements	1,372,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,477,000	[1],[2]
Accumulated Depreciation	38,000	[3],[4]
Burger King, Martinez, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	909,000
Buildings, Fixtures and Improvements	1,350,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,259,000	[1],[2]
Accumulated Depreciation	37,000	[3],[4]
Burger King, Greenville, MS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	573,000
Buildings, Fixtures and Improvements	1,337,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,910,000	[1],[2]
Accumulated Depreciation	29,000	[3],[4]
Burger King, Germantown, WI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	644,000
Buildings, Fixtures and Improvements	1,300,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,944,000	[1],[2]
Accumulated Depreciation	36,000	[3],[4]
Burger King, Denver, CO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	872,000
Buildings, Fixtures and Improvements	1,242,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,114,000	[1],[2]
Accumulated Depreciation	34,000	[3],[4]
Burger King, Alpharetta, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	501,000
Buildings, Fixtures and Improvements	1,219,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,720,000	[1],[2]
Accumulated Depreciation	34,000	[3],[4]
Burger King, Amesbury, MA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	835,000
Buildings, Fixtures and Improvements	1,217,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,052,000	[1],[2]
Accumulated Depreciation	34,000	[3],[4]
Burger King, Dothan, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	628,000
Buildings, Fixtures and Improvements	1,167,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,795,000	[1],[2]
Accumulated Depreciation	26,000	[3],[4]
Burger King, Roswell, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	495,000
Buildings, Fixtures and Improvements	1,156,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,651,000	[1],[2]
Accumulated Depreciation	25,000	[3],[4]
Burger King, Wahoo, NE [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	196,000
Buildings, Fixtures and Improvements	1,109,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,305,000	[1],[2]
Accumulated Depreciation	24,000	[3],[4]
Burger King, Dothan, AL 1 [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	594,000
Buildings, Fixtures and Improvements	1,104,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,698,000	[1],[2]
Accumulated Depreciation	24,000	[3],[4]
Burger King, Cut Off, LA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	726,000
Buildings, Fixtures and Improvements	1,088,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,814,000	[1],[2]
Accumulated Depreciation	24,000	[3],[4]
Burger King, Defuniak Springs, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	362,000
Buildings, Fixtures and Improvements	1,087,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,449,000	[1],[2]
Accumulated Depreciation	24,000	[3],[4]
Burger King, Blair, NE [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	272,000
Buildings, Fixtures and Improvements	1,087,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,359,000	[1],[2]
Accumulated Depreciation	24,000	[3],[4]
Burger King, Maywood, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	860,000
Buildings, Fixtures and Improvements	1,051,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,911,000	[1],[2]
Accumulated Depreciation	23,000	[3],[4]
Burger King, North Augusta, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	450,000
Buildings, Fixtures and Improvements	1,050,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,500,000	[1],[2]
Accumulated Depreciation	23,000	[3],[4]
Burger King, Bainbridge, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	347,000
Buildings, Fixtures and Improvements	1,042,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,389,000	[1],[2]
Accumulated Depreciation	23,000	[3],[4]
Burger King, Sierra Vista, AZ [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	260,000
Buildings, Fixtures and Improvements	1,041,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,301,000	[1],[2]
Accumulated Depreciation	23,000	[3],[4]
Burger King, Greenwood, MS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	692,000
Buildings, Fixtures and Improvements	1,038,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,730,000	[1],[2]
Accumulated Depreciation	23,000	[3],[4]
Burger King, Kansas City, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	444,000
Buildings, Fixtures and Improvements	1,036,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,480,000	[1],[2]
Accumulated Depreciation	23,000	[3],[4]
Burger King, Laredo, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	684,000
Buildings, Fixtures and Improvements	1,026,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,710,000	[1],[2]
Accumulated Depreciation	23,000	[3],[4]
Burger King, Andalusia, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	181,000
Buildings, Fixtures and Improvements	1,025,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,206,000	[1],[2]
Accumulated Depreciation	23,000	[3],[4]
Burger King, Kingsford, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	53,000
Buildings, Fixtures and Improvements	1,015,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,068,000	[1],[2]
Accumulated Depreciation	22,000	[3],[4]
Burger King, Red Oak, IA
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	334,000
Buildings, Fixtures and Improvements	1,002,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,336,000	[1],[2]
Accumulated Depreciation	22,000	[3],[4]
Burger King, Austin, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	666,000
Buildings, Fixtures and Improvements	999,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,665,000	[1],[2]
Accumulated Depreciation	28,000	[3],[4]
Burger King, Cairo, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	245,000
Buildings, Fixtures and Improvements	981,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,226,000	[1],[2]
Accumulated Depreciation	22,000	[3],[4]
Burger King, Alpharetta, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,128,000
Buildings, Fixtures and Improvements	977,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,105,000	[1],[2]
Accumulated Depreciation	27,000	[3],[4]
Burger King, Springfield, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	324,000
Buildings, Fixtures and Improvements	971,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,295,000	[1],[2]
Accumulated Depreciation	21,000	[3],[4]
Burger King, Opelousas, LA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	964,000
Buildings, Fixtures and Improvements	964,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,928,000	[1],[2]
Accumulated Depreciation	21,000	[3],[4]
Burger King, Panama City, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	319,000
Buildings, Fixtures and Improvements	956,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,275,000	[1],[2]
Accumulated Depreciation	21,000	[3],[4]
Burger King, Chattanooga, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	637,000
Buildings, Fixtures and Improvements	955,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,592,000	[1],[2]
Accumulated Depreciation	21,000	[3],[4]
Burger King, Dover, NH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	1,159,000
Buildings, Fixtures and Improvements	952,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,111,000	[1],[2]
Accumulated Depreciation	26,000	[3],[4]
Burger King, Des Moines, IA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	1,160,000
Buildings, Fixtures and Improvements	949,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,109,000	[1],[2]
Accumulated Depreciation	21,000	[3],[4]
Burger King, Alpharetta, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	795,000
Buildings, Fixtures and Improvements	943,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,738,000	[1],[2]
Accumulated Depreciation	26,000	[3],[4]
Burger King, Philadelphia, MS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	402,000
Buildings, Fixtures and Improvements	939,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,341,000	[1],[2]
Accumulated Depreciation	21,000	[3],[4]
Burger King, Brewton, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	307,000
Buildings, Fixtures and Improvements	920,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,227,000	[1],[2]
Accumulated Depreciation	20,000	[3],[4]
Burger King, Stuart, IA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	607,000
Buildings, Fixtures and Improvements	911,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,518,000	[1],[2]
Accumulated Depreciation	20,000	[3],[4]
Burger King, Yazoo City, MS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	489,000
Buildings, Fixtures and Improvements	909,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,398,000	[1],[2]
Accumulated Depreciation	20,000	[3],[4]
Burger King, Marshfield, WI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	232,000
Buildings, Fixtures and Improvements	885,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,117,000	[1],[2]
Accumulated Depreciation	25,000	[3],[4]
Burger King, Thomson, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	748,000
Buildings, Fixtures and Improvements	876,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,624,000	[1],[2]
Accumulated Depreciation	24,000	[3],[4]
Burger King, Wilmington, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	573,000
Buildings, Fixtures and Improvements	870,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,443,000	[1],[2]
Accumulated Depreciation	24,000	[3],[4]
Burger King, Alpharetta, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	635,000
Buildings, Fixtures and Improvements	865,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,500,000	[1],[2]
Accumulated Depreciation	24,000	[3],[4]
Burger King, Clarksdale, MS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	865,000
Buildings, Fixtures and Improvements	865,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,730,000	[1],[2]
Accumulated Depreciation	19,000	[3],[4]
Burger King, Opp, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	214,000
Buildings, Fixtures and Improvements	857,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,071,000	[1],[2]
Accumulated Depreciation	19,000	[3],[4]
Burger King, Cincinnati, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	353,000
Buildings, Fixtures and Improvements	824,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,177,000	[1],[2]
Accumulated Depreciation	18,000	[3],[4]
Burger King, Greenville, MS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	351,000
Buildings, Fixtures and Improvements	820,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,171,000	[1],[2]
Accumulated Depreciation	18,000	[3],[4]
Burger King, Grand Rapids, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	346,000
Buildings, Fixtures and Improvements	807,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,153,000	[1],[2]
Accumulated Depreciation	18,000	[3],[4]
Burger King, Grenada, MS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	536,000
Buildings, Fixtures and Improvements	805,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,341,000	[1],[2]
Accumulated Depreciation	18,000	[3],[4]
Burger King, Clinton, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	494,000
Buildings, Fixtures and Improvements	801,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,295,000	[1],[2]
Accumulated Depreciation	22,000	[3],[4]
Burger King, Chadbourn, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	353,000
Buildings, Fixtures and Improvements	797,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,150,000	[1],[2]
Accumulated Depreciation	22,000	[3],[4]
Burger King, Texas City, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	421,000
Buildings, Fixtures and Improvements	782,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,203,000	[1],[2]
Accumulated Depreciation	17,000	[3],[4]
Burger King, New Philadelphia, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	419,000
Buildings, Fixtures and Improvements	779,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,198,000	[1],[2]
Accumulated Depreciation	17,000	[3],[4]
Burger King, Mansfield, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	191,000
Buildings, Fixtures and Improvements	766,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	957,000	[1],[2]
Accumulated Depreciation	17,000	[3],[4]
Burger King, Lake Charles, LA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	610,000
Buildings, Fixtures and Improvements	746,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,356,000	[1],[2]
Accumulated Depreciation	16,000	[3],[4]
Burger King, Warren, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	248,000
Buildings, Fixtures and Improvements	745,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	993,000	[1],[2]
Accumulated Depreciation	16,000	[3],[4]
Burger King, Atmore, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	181,000
Buildings, Fixtures and Improvements	723,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	904,000	[1],[2]
Accumulated Depreciation	16,000	[3],[4]
Burger King, Tallahassee, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	720,000
Buildings, Fixtures and Improvements	720,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,440,000	[1],[2]
Accumulated Depreciation	16,000	[3],[4]
Burger King, Weston, WI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	329,000
Buildings, Fixtures and Improvements	718,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,047,000	[1],[2]
Accumulated Depreciation	20,000	[3],[4]
Burger King, Walker, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	305,000
Buildings, Fixtures and Improvements	711,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,016,000	[1],[2]
Accumulated Depreciation	16,000	[3],[4]
Burger King, Evergreen, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	172,000
Buildings, Fixtures and Improvements	689,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	861,000	[1],[2]
Accumulated Depreciation	15,000	[3],[4]
Burger King, Chicago Ridge, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	431,000
Buildings, Fixtures and Improvements	684,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,115,000	[1],[2]
Accumulated Depreciation	19,000	[3],[4]
Burger King, Perry, IA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	557,000
Buildings, Fixtures and Improvements	680,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,237,000	[1],[2]
Accumulated Depreciation	15,000	[3],[4]
Burger King, Springfield, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	354,000
Buildings, Fixtures and Improvements	677,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,031,000	[1],[2]
Accumulated Depreciation	19,000	[3],[4]
Burger King, Hudsonville, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	451,000
Buildings, Fixtures and Improvements	676,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,127,000	[1],[2]
Accumulated Depreciation	15,000	[3],[4]
Burger King, Natchez, MS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	225,000
Buildings, Fixtures and Improvements	674,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	899,000	[1],[2]
Accumulated Depreciation	15,000	[3],[4]
Burger King, Irondequoit, NY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	988,000
Buildings, Fixtures and Improvements	659,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,647,000	[1],[2]
Accumulated Depreciation	14,000	[3],[4]
Burger King, Enterprise, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	437,000
Buildings, Fixtures and Improvements	655,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,092,000	[1],[2]
Accumulated Depreciation	14,000	[3],[4]
Burger King, Nashua, NH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	655,000
Buildings, Fixtures and Improvements	655,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,310,000	[1],[2]
Accumulated Depreciation	14,000	[3],[4]
Burger King, Claremont, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	646,000
Buildings, Fixtures and Improvements	646,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,292,000	[1],[2]
Accumulated Depreciation	18,000	[3],[4]
Burger King, Pontiac, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	151,000
Buildings, Fixtures and Improvements	616,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	767,000	[1],[2]
Accumulated Depreciation	17,000	[3],[4]
Burger King, L'Anse, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	32,000
Buildings, Fixtures and Improvements	616,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	648,000	[1],[2]
Accumulated Depreciation	14,000	[3],[4]
Burger King, Hastings, MN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	328,000
Buildings, Fixtures and Improvements	608,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	936,000	[1],[2]
Accumulated Depreciation	13,000	[3],[4]
Burger King, Gary, IN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	544,000
Buildings, Fixtures and Improvements	606,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,150,000	[1],[2]
Accumulated Depreciation	17,000	[3],[4]
Burger King, Syracuse, NY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	606,000
Buildings, Fixtures and Improvements	606,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,212,000	[1],[2]
Accumulated Depreciation	13,000	[3],[4]
Burger King, Rhinelander, WI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	260,000
Buildings, Fixtures and Improvements	606,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	866,000	[1],[2]
Accumulated Depreciation	13,000	[3],[4]
Burger King, Monroeville, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	325,000
Buildings, Fixtures and Improvements	604,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	929,000	[1],[2]
Accumulated Depreciation	13,000	[3],[4]
Burger King, Menominee, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	494,000
Buildings, Fixtures and Improvements	604,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,098,000	[1],[2]
Accumulated Depreciation	13,000	[3],[4]
Burger King, Asheville, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	728,000
Buildings, Fixtures and Improvements	595,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,323,000	[1],[2]
Accumulated Depreciation	13,000	[3],[4]
Burger King, Clearwater, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	981,000
Buildings, Fixtures and Improvements	591,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,572,000	[1],[2]
Accumulated Depreciation	16,000	[3],[4]
Burger King, Shenandoah, IA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	313,000
Buildings, Fixtures and Improvements	582,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	895,000	[1],[2]
Accumulated Depreciation	13,000	[3],[4]
Burger King, Raceland, LA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	356,000
Buildings, Fixtures and Improvements	533,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	889,000	[1],[2]
Accumulated Depreciation	12,000	[3],[4]
Burger King, Springfield, MA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	983,000
Buildings, Fixtures and Improvements	516,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,499,000	[1],[2]
Accumulated Depreciation	14,000	[3],[4]
Burger King, Spring Lake, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	341,000
Buildings, Fixtures and Improvements	512,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	853,000	[1],[2]
Accumulated Depreciation	11,000	[3],[4]
Burger King, Harvey, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	403,000
Buildings, Fixtures and Improvements	507,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	910,000	[1],[2]
Accumulated Depreciation	14,000	[3],[4]
Burger King, Anchorage, AK [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	427,000
Buildings, Fixtures and Improvements	489,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	916,000	[1],[2]
Accumulated Depreciation	14,000	[3],[4]
Burger King, Dayton, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	569,000
Buildings, Fixtures and Improvements	466,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,035,000	[1],[2]
Accumulated Depreciation	10,000	[3],[4]
Burger King, Gonzales, LA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	380,000
Buildings, Fixtures and Improvements	465,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	845,000	[1],[2]
Accumulated Depreciation	10,000	[3],[4]
Burger King, Gallatin, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	199,000
Buildings, Fixtures and Improvements	463,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	662,000	[1],[2]
Accumulated Depreciation	10,000	[3],[4]
Burger King, Lake Charles, LA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	456,000
Buildings, Fixtures and Improvements	456,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	912,000	[1],[2]
Accumulated Depreciation	10,000	[3],[4]
Burger King, Tallahassee, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	843,000
Buildings, Fixtures and Improvements	454,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,297,000	[1],[2]
Accumulated Depreciation	10,000	[3],[4]
Burger King, Palatine, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	352,000
Buildings, Fixtures and Improvements	426,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	778,000	[1],[2]
Accumulated Depreciation	12,000	[3],[4]
Burger King, Largo, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	683,000
Buildings, Fixtures and Improvements	412,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,095,000	[1],[2]
Accumulated Depreciation	11,000	[3],[4]
Burger King, Harrisburg, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	619,000
Buildings, Fixtures and Improvements	412,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,031,000	[1],[2]
Accumulated Depreciation	9,000	[3],[4]
Burger King, Belding, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	221,000
Buildings, Fixtures and Improvements	411,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	632,000	[1],[2]
Accumulated Depreciation	9,000	[3],[4]
Burger King, Niceville, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	598,000
Buildings, Fixtures and Improvements	399,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	997,000	[1],[2]
Accumulated Depreciation	9,000	[3],[4]
Burger King, Metairie, LA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	728,000
Buildings, Fixtures and Improvements	392,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,120,000	[1],[2]
Accumulated Depreciation	9,000	[3],[4]
Burger King, Hamburg, NY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	403,000
Buildings, Fixtures and Improvements	383,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	786,000	[1],[2]
Accumulated Depreciation	11,000	[3],[4]
Burger King, Valdosta, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	564,000
Buildings, Fixtures and Improvements	376,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	940,000	[1],[2]
Accumulated Depreciation	8,000	[3],[4]
Burger King, Cedar Lake, IN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	327,000
Buildings, Fixtures and Improvements	374,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	701,000	[1],[2]
Accumulated Depreciation	10,000	[3],[4]
Burger King, Jenison, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	233,000
Buildings, Fixtures and Improvements	349,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	582,000	[1],[2]
Accumulated Depreciation	8,000	[3],[4]
Burger King, Detroit, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	614,000
Buildings, Fixtures and Improvements	331,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	945,000	[1],[2]
Accumulated Depreciation	7,000	[3],[4]
Burger King, Apex, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	366,000
Buildings, Fixtures and Improvements	324,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	690,000	[1],[2]
Accumulated Depreciation	9,000	[3],[4]
Burger King, East Greenbush, NY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	404,000
Buildings, Fixtures and Improvements	269,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	673,000	[1],[2]
Accumulated Depreciation	7,000	[3],[4]
Burger King, Dunn, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	328,000
Buildings, Fixtures and Improvements	268,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	596,000	[1],[2]
Accumulated Depreciation	6,000	[3],[4]
Burnie Bistro's, Clearwater, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	25,000
Buildings, Fixtures and Improvements	14,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	39,000	[1],[2]
Accumulated Depreciation	0	[3],[4]
Captain D's, Florence, KY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	248,000
Buildings, Fixtures and Improvements	325,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	573,000	[1],[2]
Accumulated Depreciation	9,000	[3],[4]
Captain D's, Duncanville, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	295,000
Buildings, Fixtures and Improvements	246,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	541,000	[1],[2]
Accumulated Depreciation	7,000	[3],[4]
Carl's Jr., Purcell, OK [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	77,000
Buildings, Fixtures and Improvements	513,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	590,000	[1],[2]
Accumulated Depreciation	14,000	[3],[4]
Casa Del Rio, Wadsworth, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	130,000
Buildings, Fixtures and Improvements	389,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	519,000	[1],[2]
Accumulated Depreciation	10,000	[3],[4]
Cashland, Celina, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	108,000
Buildings, Fixtures and Improvements	132,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	240,000	[1],[2]
Accumulated Depreciation	3,000	[3],[4]
Castle Dental, Murfreesboro, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	256,000
Buildings, Fixtures and Improvements	256,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	512,000	[1],[2]
Accumulated Depreciation	6,000	[3],[4]
Chappala Mexican Restaurant, Nampa, ID [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	473,000
Buildings, Fixtures and Improvements	692,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,165,000	[1],[2]
Accumulated Depreciation	20,000	[3],[4]
Checkers, Jacksonville, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	731,000
Buildings, Fixtures and Improvements	1,096,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,827,000	[1],[2]
Accumulated Depreciation	24,000	[3],[4]
Checkers, Tampa, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	736,000
Buildings, Fixtures and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	736,000	[1],[2]
Accumulated Depreciation	0	[3],[4]
Checkers, Miami, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	621,000
Buildings, Fixtures and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	621,000	[1],[2]
Accumulated Depreciation	0	[3],[4]
Checkers, Orlando, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,033,000
Buildings, Fixtures and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,033,000	[1],[2]
Accumulated Depreciation	0	[3],[4]
Checkers, Winter Springs, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	734,000
Buildings, Fixtures and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	734,000	[1],[2]
Accumulated Depreciation	0	[3],[4]
Cheddar's Casual Cafe', Brandon, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	860,000
Buildings, Fixtures and Improvements	3,071,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,931,000	[1],[2]
Accumulated Depreciation	88,000	[3],[4]
Cheddar's Casual Cafe', Lubbock, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,053,000
Buildings, Fixtures and Improvements	2,345,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,398,000	[1],[2]
Accumulated Depreciation	67,000	[3],[4]
Cheddar's Casual Cafe', Bolingbrook, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,344,000
Buildings, Fixtures and Improvements	1,760,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,104,000	[1],[2]
Accumulated Depreciation	50,000	[3],[4]
Chevys Fresh Mex, Miami, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,455,000
Buildings, Fixtures and Improvements	783,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,238,000	[1],[2]
Accumulated Depreciation	19,000	[3],[4]
Chicago Steak & Lemonade, Louisville, KY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	195,000
Buildings, Fixtures and Improvements	18,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	213,000	[1],[2]
Accumulated Depreciation	1,000	[3],[4]
Chicago Style Gyros, Nashville, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	201,000
Buildings, Fixtures and Improvements	134,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	335,000	[1],[2]
Accumulated Depreciation	3,000	[3],[4]
Chili's, East Peoria, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,023,000
Buildings, Fixtures and Improvements	2,347,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,370,000	[1],[2]
Accumulated Depreciation	67,000	[3],[4]
Chili's, Amarillo, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	811,000
Buildings, Fixtures and Improvements	1,893,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,704,000	[1],[2]
Accumulated Depreciation	47,000	[3],[4]
China Buffet, Alvin, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	110,000
Buildings, Fixtures and Improvements	299,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	409,000	[1],[2]
Accumulated Depreciation	9,000	[3],[4]
China Buffet, Angleton, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	127,000
Buildings, Fixtures and Improvements	272,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	399,000	[1],[2]
Accumulated Depreciation	8,000	[3],[4]
China King, Belen, NM [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	94,000
Buildings, Fixtures and Improvements	94,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	188,000	[1],[2]
Accumulated Depreciation	3,000	[3],[4]
China One, Bay City, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	229,000
Buildings, Fixtures and Improvements	124,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	353,000	[1],[2]
Accumulated Depreciation	3,000	[3],[4]
Church's Chicken, Bay Minette, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	134,000
Buildings, Fixtures and Improvements	757,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	891,000	[1],[2]
Accumulated Depreciation	17,000	[3],[4]
Church's Chicken, Jackson, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	127,000
Buildings, Fixtures and Improvements	719,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	846,000	[1],[2]
Accumulated Depreciation	16,000	[3],[4]
Church's Chicken, Augusta, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	256,000
Buildings, Fixtures and Improvements	597,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	853,000	[1],[2]
Accumulated Depreciation	13,000	[3],[4]
Church's Chicken, Atmore, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	144,000
Buildings, Fixtures and Improvements	574,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	718,000	[1],[2]
Accumulated Depreciation	13,000	[3],[4]
Church's Chicken, Augusta, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	178,000
Buildings, Fixtures and Improvements	533,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	711,000	[1],[2]
Accumulated Depreciation	12,000	[3],[4]
Church's Chicken, Spartanburg, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	350,000
Buildings, Fixtures and Improvements	525,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	875,000	[1],[2]
Accumulated Depreciation	12,000	[3],[4]
Church's Chicken, Flomaton, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	173,000
Buildings, Fixtures and Improvements	518,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	691,000	[1],[2]
Accumulated Depreciation	11,000	[3],[4]
Church's Chicken, Greenville, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	325,000
Buildings, Fixtures and Improvements	487,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	812,000	[1],[2]
Accumulated Depreciation	11,000	[3],[4]
Church's Chicken, Greenville, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	254,000
Buildings, Fixtures and Improvements	472,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	726,000	[1],[2]
Accumulated Depreciation	10,000	[3],[4]
Church's Chicken, Augusta, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	196,000
Buildings, Fixtures and Improvements	458,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	654,000	[1],[2]
Accumulated Depreciation	10,000	[3],[4]
Church's Chicken, Columbia, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	437,000
Buildings, Fixtures and Improvements	437,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	874,000	[1],[2]
Accumulated Depreciation	10,000	[3],[4]
Church's Chicken, Columbia, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	231,000
Buildings, Fixtures and Improvements	428,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	659,000	[1],[2]
Accumulated Depreciation	9,000	[3],[4]
Church's Chicken, Augusta, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	178,000
Buildings, Fixtures and Improvements	414,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	592,000	[1],[2]
Accumulated Depreciation	9,000	[3],[4]
Church's Chicken, North Charleston, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	407,000
Buildings, Fixtures and Improvements	407,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	814,000	[1],[2]
Accumulated Depreciation	9,000	[3],[4]
Church's Chicken, Orlando, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	254,000
Buildings, Fixtures and Improvements	380,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	634,000	[1],[2]
Accumulated Depreciation	8,000	[3],[4]
Church's Chicken, Greenwood, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	188,000
Buildings, Fixtures and Improvements	349,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	537,000	[1],[2]
Accumulated Depreciation	8,000	[3],[4]
Church's Chicken, Charleston, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	421,000
Buildings, Fixtures and Improvements	344,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	765,000	[1],[2]
Accumulated Depreciation	8,000	[3],[4]
Church's Chicken, Greenville, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	280,000
Buildings, Fixtures and Improvements	342,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	622,000	[1],[2]
Accumulated Depreciation	8,000	[3],[4]
Church's Chicken, North Charleston, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	302,000
Buildings, Fixtures and Improvements	302,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	604,000	[1],[2]
Accumulated Depreciation	7,000	[3],[4]
Church's Chicken, Anderson, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	647,000
Buildings, Fixtures and Improvements	277,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	924,000	[1],[2]
Accumulated Depreciation	6,000	[3],[4]
Church's Chicken, Spartanburg, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	411,000
Buildings, Fixtures and Improvements	274,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	685,000	[1],[2]
Accumulated Depreciation	6,000	[3],[4]
Church's Chicken, Orangeburg, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	407,000
Buildings, Fixtures and Improvements	271,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	678,000	[1],[2]
Accumulated Depreciation	6,000	[3],[4]
Church's Chicken, Nashville, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	186,000
Buildings, Fixtures and Improvements	186,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	372,000	[1],[2]
Accumulated Depreciation	4,000	[3],[4]
Church's Chicken, Charleston, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	500,000
Buildings, Fixtures and Improvements	167,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	667,000	[1],[2]
Accumulated Depreciation	4,000	[3],[4]
Church's Chicken, Bowling Green, KY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	100,000
Buildings, Fixtures and Improvements	156,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	256,000	[1],[2]
Accumulated Depreciation	4,000	[3],[4]
Citizens Bank, Milton, MA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	619,000
Buildings, Fixtures and Improvements	2,476,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,095,000	[1],[2]
Accumulated Depreciation	144,000	[3],[4]
Citizens Bank, Pittsburgh, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	268,000
Buildings, Fixtures and Improvements	2,413,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,681,000	[1],[2]
Accumulated Depreciation	140,000	[3],[4]
Citizens Bank, Orland Hills, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,253,000
Buildings, Fixtures and Improvements	2,327,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,580,000	[1],[2]
Accumulated Depreciation	135,000	[3],[4]
Citizens Bank, Pittsburgh, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	206,000
Buildings, Fixtures and Improvements	1,852,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,058,000	[1],[2]
Accumulated Depreciation	107,000	[3],[4]
Citizens Bank, Chicago Heights, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	182,000
Buildings, Fixtures and Improvements	1,637,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,819,000	[1],[2]
Accumulated Depreciation	80,000	[3],[4]
Citizens Bank, Reading, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	269,000
Buildings, Fixtures and Improvements	1,524,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,793,000	[1],[2]
Accumulated Depreciation	61,000	[3],[4]
Citizens Bank, Carnegie, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	73,000
Buildings, Fixtures and Improvements	1,396,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,469,000	[1],[2]
Accumulated Depreciation	81,000	[3],[4]
Citizens Bank, Cranston, RI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	411,000
Buildings, Fixtures and Improvements	1,234,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,645,000	[1],[2]
Accumulated Depreciation	72,000	[3],[4]
Citizens Bank, Pittsburgh, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	516,000
Buildings, Fixtures and Improvements	1,204,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,720,000	[1],[2]
Accumulated Depreciation	70,000	[3],[4]
Citizens Bank, Butler, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	286,000
Buildings, Fixtures and Improvements	1,144,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,430,000	[1],[2]
Accumulated Depreciation	66,000	[3],[4]
Citizens Bank, Pittsburgh, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	196,000
Buildings, Fixtures and Improvements	1,110,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,306,000	[1],[2]
Accumulated Depreciation	64,000	[3],[4]
Citizens Bank, Philadelphia, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	266,000
Buildings, Fixtures and Improvements	1,065,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,331,000	[1],[2]
Accumulated Depreciation	62,000	[3],[4]
Citizens Bank, Kittanning, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	56,000
Buildings, Fixtures and Improvements	1,060,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,116,000	[1],[2]
Accumulated Depreciation	62,000	[3],[4]
Citizens Bank, Pittsburgh, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	255,000
Buildings, Fixtures and Improvements	1,019,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,274,000	[1],[2]
Accumulated Depreciation	59,000	[3],[4]
Citizens Bank, Troy, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	312,000
Buildings, Fixtures and Improvements	935,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,247,000	[1],[2]
Accumulated Depreciation	54,000	[3],[4]
Citizens Bank, Warrendale, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	611,000
Buildings, Fixtures and Improvements	916,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,527,000	[1],[2]
Accumulated Depreciation	53,000	[3],[4]
Citizens Bank, Providence, RI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	300,000
Buildings, Fixtures and Improvements	899,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,199,000	[1],[2]
Accumulated Depreciation	52,000	[3],[4]
Citizens Bank, N. Providence, RI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	223,000
Buildings, Fixtures and Improvements	892,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,115,000	[1],[2]
Accumulated Depreciation	52,000	[3],[4]
Citizens Bank, Pitcairn, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	46,000
Buildings, Fixtures and Improvements	867,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	913,000	[1],[2]
Accumulated Depreciation	50,000	[3],[4]
Citizens Bank, Greensburg, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	45,000
Buildings, Fixtures and Improvements	861,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	906,000	[1],[2]
Accumulated Depreciation	50,000	[3],[4]
Citizens Bank, Westchester, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	366,000
Buildings, Fixtures and Improvements	853,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,219,000	[1],[2]
Accumulated Depreciation	38,000	[3],[4]
Citizens Bank, Ford City, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	89,000
Buildings, Fixtures and Improvements	802,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	891,000	[1],[2]
Accumulated Depreciation	47,000	[3],[4]
Citizens Bank, Reading, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	267,000
Buildings, Fixtures and Improvements	802,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,069,000	[1],[2]
Accumulated Depreciation	47,000	[3],[4]
Citizens Bank, Aliquippa, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	138,000
Buildings, Fixtures and Improvements	782,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	920,000	[1],[2]
Accumulated Depreciation	45,000	[3],[4]
Citizens Bank, Wexford, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	180,000
Buildings, Fixtures and Improvements	719,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	899,000	[1],[2]
Accumulated Depreciation	42,000	[3],[4]
Citizens Bank, Farmington, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	303,000
Buildings, Fixtures and Improvements	707,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,010,000	[1],[2]
Accumulated Depreciation	41,000	[3],[4]
Citizens Bank, East Greenwich, RI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	227,000
Buildings, Fixtures and Improvements	680,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	907,000	[1],[2]
Accumulated Depreciation	39,000	[3],[4]
Citizens Bank, Rumford, RI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	352,000
Buildings, Fixtures and Improvements	654,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,006,000	[1],[2]
Accumulated Depreciation	38,000	[3],[4]
Citizens Bank, Highspire, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	216,000
Buildings, Fixtures and Improvements	649,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	865,000	[1],[2]
Accumulated Depreciation	38,000	[3],[4]
Citizens Bank, Camp Hill, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	430,000
Buildings, Fixtures and Improvements	645,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,075,000	[1],[2]
Accumulated Depreciation	37,000	[3],[4]
Citizens Bank, Parma Heights, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	426,000
Buildings, Fixtures and Improvements	638,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,064,000	[1],[2]
Accumulated Depreciation	37,000	[3],[4]
Citizens Bank, Oil City, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	110,000
Buildings, Fixtures and Improvements	623,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	733,000	[1],[2]
Accumulated Depreciation	36,000	[3],[4]
City Buffet, Alexander City, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	292,000
Buildings, Fixtures and Improvements	301,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	593,000	[1],[2]
Accumulated Depreciation	9,000	[3],[4]
Cowboy's Express, Monticello, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	43,000
Buildings, Fixtures and Improvements	36,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	79,000	[1],[2]
Accumulated Depreciation	1,000	[3],[4]
Cuco Mexican, Circleville, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	149,000
Buildings, Fixtures and Improvements	164,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	313,000	[1],[2]
Accumulated Depreciation	5,000	[3],[4]
CVS, Hoover, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	1,239,000
Buildings, Fixtures and Improvements	2,890,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	4,129,000	[1],[2]
Accumulated Depreciation	101,000	[3],[4]
CVS, Columbia, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	0
Buildings, Fixtures and Improvements	2,811,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,811,000	[1],[2]
Accumulated Depreciation	84,000	[3],[4]
CVS, New Castle, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	1,562,000
Land	412,000
Buildings, Fixtures and Improvements	2,337,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,749,000	[1],[2]
Accumulated Depreciation	164,000	[3],[4]
CVS, Hardy, VA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	686,000
Buildings, Fixtures and Improvements	2,059,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,745,000	[1],[2]
Accumulated Depreciation	72,000	[3],[4]
CVS, Towanda, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	0
Buildings, Fixtures and Improvements	877,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	877,000	[1],[2]
Accumulated Depreciation	35,000	[3],[4]
Dairy Queen, Woodville, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	98,000
Buildings, Fixtures and Improvements	65,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	163,000	[1],[2]
Accumulated Depreciation	1,000	[3],[4]
DaVita Dialysis, Hiawatha, KS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	69,000
Buildings, Fixtures and Improvements	1,302,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,371,000	[1],[2]
Accumulated Depreciation	36,000	[3],[4]
DaVita Dialysis, Palatka, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	207,000
Buildings, Fixtures and Improvements	1,173,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,380,000	[1],[2]
Accumulated Depreciation	32,000	[3],[4]
DaVita Dialysis, Hartsville, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	126,000
Buildings, Fixtures and Improvements	1,136,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,262,000	[1],[2]
Accumulated Depreciation	31,000	[3],[4]
DaVita Dialysis, Cincinnati, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	219,000
Buildings, Fixtures and Improvements	878,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,097,000	[1],[2]
Accumulated Depreciation	31,000	[3],[4]
DaVita Dialysis, Georgetown, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	125,000
Buildings, Fixtures and Improvements	706,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	831,000	[1],[2]
Accumulated Depreciation	25,000	[3],[4]
Denny's, Tempe, AZ [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,960,000
Buildings, Fixtures and Improvements	1,273,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,233,000	[1],[2]
Accumulated Depreciation	36,000	[3],[4]
Denny's, Phoenix, AZ [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	825,000
Buildings, Fixtures and Improvements	1,237,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,062,000	[1],[2]
Accumulated Depreciation	31,000	[3],[4]
Denny's, Idaho Falls, ID [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	538,000
Buildings, Fixtures and Improvements	1,183,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,721,000	[1],[2]
Accumulated Depreciation	34,000	[3],[4]
Denny's, Mesa, AZ [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,089,000
Buildings, Fixtures and Improvements	891,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,980,000	[1],[2]
Accumulated Depreciation	22,000	[3],[4]
Denny's, Tempe, AZ [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,567,000
Buildings, Fixtures and Improvements	844,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,411,000	[1],[2]
Accumulated Depreciation	21,000	[3],[4]
Denny's, Scottsdale, AZ [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	736,000
Buildings, Fixtures and Improvements	491,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,227,000	[1],[2]
Accumulated Depreciation	12,000	[3],[4]
Denny's, Peoria, AZ [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	310,000
Buildings, Fixtures and Improvements	457,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	767,000	[1],[2]
Accumulated Depreciation	13,000	[3],[4]
Denny's, Marion, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	115,000
Buildings, Fixtures and Improvements	390,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	505,000	[1],[2]
Accumulated Depreciation	11,000	[3],[4]
Denny's, Spartanburg, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	656,000
Buildings, Fixtures and Improvements	353,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,009,000	[1],[2]
Accumulated Depreciation	9,000	[3],[4]
Denny's, Henrietta, NY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	361,000
Buildings, Fixtures and Improvements	241,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	602,000	[1],[2]
Accumulated Depreciation	6,000	[3],[4]
Denny's, Bloomington, MN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,184,000
Buildings, Fixtures and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,184,000	[1],[2]
Accumulated Depreciation	0	[3],[4]
Dollar General, Holly Hill, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	259,000
Buildings, Fixtures and Improvements	2,333,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,592,000	[1],[2]
Accumulated Depreciation	109,000	[3],[4]
Dollar General, Presidio, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	72,000
Buildings, Fixtures and Improvements	1,370,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,442,000	[1],[2]
Accumulated Depreciation	58,000	[3],[4]
Dollar General, Savanna, IL [Domain]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	273,000
Buildings, Fixtures and Improvements	1,093,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,366,000	[1],[2]
Accumulated Depreciation	61,000	[3],[4]
Dollar General, Chelyan, WV [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	273,000
Buildings, Fixtures and Improvements	1,092,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,365,000	[1],[2]
Accumulated Depreciation	15,000	[3],[4]
Dollar General, Adams, MA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	254,000
Buildings, Fixtures and Improvements	1,016,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,270,000	[1],[2]
Accumulated Depreciation	14,000	[3],[4]
Dollar General, Modena, NY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	249,000
Buildings, Fixtures and Improvements	996,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,245,000	[1],[2]
Accumulated Depreciation	14,000	[3],[4]
Dollar General, Mount Morris, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	110,000
Buildings, Fixtures and Improvements	988,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,098,000	[1],[2]
Accumulated Depreciation	46,000	[3],[4]
Dollar General, Eldon, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	52,000
Buildings, Fixtures and Improvements	986,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,038,000	[1],[2]
Accumulated Depreciation	51,000	[3],[4]
Dollar General, Malden, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	108,000
Buildings, Fixtures and Improvements	974,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,082,000	[1],[2]
Accumulated Depreciation	23,000	[3],[4]
Dollar General, Lytle, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	243,000
Buildings, Fixtures and Improvements	971,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,214,000	[1],[2]
Accumulated Depreciation	9,000	[3],[4]
Dollar General, San Antonio, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	239,000
Buildings, Fixtures and Improvements	956,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,195,000	[1],[2]
Accumulated Depreciation	45,000	[3],[4]
Dollar General, San Juan, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	169,000
Buildings, Fixtures and Improvements	956,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,125,000	[1],[2]
Accumulated Depreciation	9,000	[3],[4]
Dollar General, Henry, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	104,000
Buildings, Fixtures and Improvements	934,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,038,000	[1],[2]
Accumulated Depreciation	31,000	[3],[4]
Dollar General, South Pekin, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	104,000
Buildings, Fixtures and Improvements	933,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,037,000	[1],[2]
Accumulated Depreciation	22,000	[3],[4]
Dollar General, San Antonio, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	163,000
Buildings, Fixtures and Improvements	926,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,089,000	[1],[2]
Accumulated Depreciation	48,000	[3],[4]
Dollar General, Laurie, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	102,000
Buildings, Fixtures and Improvements	918,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,020,000	[1],[2]
Accumulated Depreciation	9,000	[3],[4]
Dollar General, Milaca, MN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	102,000
Buildings, Fixtures and Improvements	916,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,018,000	[1],[2]
Accumulated Depreciation	13,000	[3],[4]
Dollar General, Edinburg, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	102,000
Buildings, Fixtures and Improvements	914,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,016,000	[1],[2]
Accumulated Depreciation	21,000	[3],[4]
Dollar General, De Soto, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	101,000
Buildings, Fixtures and Improvements	912,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,013,000	[1],[2]
Accumulated Depreciation	47,000	[3],[4]
Dollar General, Shelbina, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	101,000
Buildings, Fixtures and Improvements	911,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,012,000	[1],[2]
Accumulated Depreciation	30,000	[3],[4]
Dollar General, Kyle, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	101,000
Buildings, Fixtures and Improvements	910,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,011,000	[1],[2]
Accumulated Depreciation	4,000	[3],[4]
Dollar General, Eagle Grove, IA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	100,000
Buildings, Fixtures and Improvements	902,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,002,000	[1],[2]
Accumulated Depreciation	25,000	[3],[4]
Dollar General, Farmington, NM [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	224,000
Buildings, Fixtures and Improvements	898,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,122,000	[1],[2]
Accumulated Depreciation	25,000	[3],[4]
Dollar General, Mission, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	158,000
Buildings, Fixtures and Improvements	894,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,052,000	[1],[2]
Accumulated Depreciation	38,000	[3],[4]
Dollar General, Adkins, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	157,000
Buildings, Fixtures and Improvements	889,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,046,000	[1],[2]
Accumulated Depreciation	50,000	[3],[4]
Dollar General, New Braunfels, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	156,000
Buildings, Fixtures and Improvements	883,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,039,000	[1],[2]
Accumulated Depreciation	8,000	[3],[4]
Dollar General, Aurora, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	98,000
Buildings, Fixtures and Improvements	881,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	979,000	[1],[2]
Accumulated Depreciation	41,000	[3],[4]
Dollar General, Millwood, WV [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	98,000
Buildings, Fixtures and Improvements	881,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	979,000	[1],[2]
Accumulated Depreciation	25,000	[3],[4]
Dollar General, San Antonio, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	220,000
Buildings, Fixtures and Improvements	880,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,100,000	[1],[2]
Accumulated Depreciation	25,000	[3],[4]
Dollar General, Pequot Lakes, MN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	155,000
Buildings, Fixtures and Improvements	880,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,035,000	[1],[2]
Accumulated Depreciation	16,000	[3],[4]
Dollar General, Amarillo, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	97,000
Buildings, Fixtures and Improvements	877,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	974,000	[1],[2]
Accumulated Depreciation	21,000	[3],[4]
Dollar General, Mahomet, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	292,000
Buildings, Fixtures and Improvements	877,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,169,000	[1],[2]
Accumulated Depreciation	16,000	[3],[4]
Dollar General, Manistique, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	155,000
Buildings, Fixtures and Improvements	876,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,031,000	[1],[2]
Accumulated Depreciation	41,000	[3],[4]
Dollar General, West Union, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	46,000
Buildings, Fixtures and Improvements	868,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	914,000	[1],[2]
Accumulated Depreciation	24,000	[3],[4]
Dollar General, Fairbury, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	96,000
Buildings, Fixtures and Improvements	867,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	963,000	[1],[2]
Accumulated Depreciation	28,000	[3],[4]
Dollar General, Amarillo, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	153,000
Buildings, Fixtures and Improvements	866,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,019,000	[1],[2]
Accumulated Depreciation	20,000	[3],[4]
Dollar General, Cedar Falls, IA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	96,000
Buildings, Fixtures and Improvements	862,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	958,000	[1],[2]
Accumulated Depreciation	16,000	[3],[4]
Dollar General, Mercedes, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	215,000
Buildings, Fixtures and Improvements	859,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,074,000	[1],[2]
Accumulated Depreciation	20,000	[3],[4]
Dollar General, Ganado, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	95,000
Buildings, Fixtures and Improvements	857,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	952,000	[1],[2]
Accumulated Depreciation	20,000	[3],[4]
Dollar General, New Braunfels, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	95,000
Buildings, Fixtures and Improvements	855,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	950,000	[1],[2]
Accumulated Depreciation	44,000	[3],[4]
Dollar General, Manchester, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	213,000
Buildings, Fixtures and Improvements	853,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,066,000	[1],[2]
Accumulated Depreciation	40,000	[3],[4]
Dollar General, Guyton, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	213,000
Buildings, Fixtures and Improvements	852,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,065,000	[1],[2]
Accumulated Depreciation	28,000	[3],[4]
Dollar General, Annandale, MN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	212,000
Buildings, Fixtures and Improvements	848,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,060,000	[1],[2]
Accumulated Depreciation	20,000	[3],[4]
Dollar General, Staples, MN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	150,000
Buildings, Fixtures and Improvements	848,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	998,000	[1],[2]
Accumulated Depreciation	16,000	[3],[4]
Dollar General, Lexington, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	149,000
Buildings, Fixtures and Improvements	846,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	995,000	[1],[2]
Accumulated Depreciation	16,000	[3],[4]
Dollar General, Whitesburg, KY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	211,000
Buildings, Fixtures and Improvements	845,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,056,000	[1],[2]
Accumulated Depreciation	28,000	[3],[4]
Dollar General, Lubbock, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	148,000
Buildings, Fixtures and Improvements	841,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	989,000	[1],[2]
Accumulated Depreciation	28,000	[3],[4]
Dollar General, Brookeland, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	93,000
Buildings, Fixtures and Improvements	840,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	933,000	[1],[2]
Accumulated Depreciation	20,000	[3],[4]
Dollar General, Bastrop, LA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	148,000
Buildings, Fixtures and Improvements	838,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	986,000	[1],[2]
Accumulated Depreciation	24,000	[3],[4]
Dollar General, Rolla, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	209,000
Buildings, Fixtures and Improvements	835,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,044,000	[1],[2]
Accumulated Depreciation	16,000	[3],[4]
Dollar General, Lonedell, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	208,000
Buildings, Fixtures and Improvements	833,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,041,000	[1],[2]
Accumulated Depreciation	31,000	[3],[4]
Dollar General, Boling, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	92,000
Buildings, Fixtures and Improvements	831,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	923,000	[1],[2]
Accumulated Depreciation	19,000	[3],[4]
Dollar General, Avinger, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	44,000
Buildings, Fixtures and Improvements	830,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	874,000	[1],[2]
Accumulated Depreciation	19,000	[3],[4]
Dollar General, Roodhouse, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	207,000
Buildings, Fixtures and Improvements	829,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,036,000	[1],[2]
Accumulated Depreciation	47,000	[3],[4]
Dollar General, Lacy Lakeview, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	146,000
Buildings, Fixtures and Improvements	826,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	972,000	[1],[2]
Accumulated Depreciation	50,000	[3],[4]
Dollar General, Elkview, WV [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	274,000
Buildings, Fixtures and Improvements	823,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,097,000	[1],[2]
Accumulated Depreciation	19,000	[3],[4]
Dollar General, Weslaco, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	205,000
Buildings, Fixtures and Improvements	822,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,027,000	[1],[2]
Accumulated Depreciation	8,000	[3],[4]
Dollar General, Buchanan Dam, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	562,000
Land	145,000
Buildings, Fixtures and Improvements	820,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	965,000	[1],[2]
Accumulated Depreciation	58,000	[3],[4]
Dollar General, McMechen, WV [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	91,000
Buildings, Fixtures and Improvements	819,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	910,000	[1],[2]
Accumulated Depreciation	46,000	[3],[4]
Dollar General, Sand Springs, OK [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	43,000
Buildings, Fixtures and Improvements	819,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	862,000	[1],[2]
Accumulated Depreciation	15,000	[3],[4]
Dollar General, Joplin, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	144,000
Buildings, Fixtures and Improvements	816,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	960,000	[1],[2]
Accumulated Depreciation	8,000	[3],[4]
Dollar General, San Antonio, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	271,000
Buildings, Fixtures and Improvements	812,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,083,000	[1],[2]
Accumulated Depreciation	27,000	[3],[4]
Dollar General, Skidmore, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	90,000
Buildings, Fixtures and Improvements	811,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	901,000	[1],[2]
Accumulated Depreciation	42,000	[3],[4]
Dollar General, Savannah, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	270,000
Buildings, Fixtures and Improvements	811,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,081,000	[1],[2]
Accumulated Depreciation	15,000	[3],[4]
Dollar General, Sand Springs, OK [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	143,000
Buildings, Fixtures and Improvements	811,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	954,000	[1],[2]
Accumulated Depreciation	15,000	[3],[4]
Dollar General, Beeville, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	90,000
Buildings, Fixtures and Improvements	810,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	900,000	[1],[2]
Accumulated Depreciation	49,000	[3],[4]
Dollar General, Roseau, MN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	143,000
Buildings, Fixtures and Improvements	808,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	951,000	[1],[2]
Accumulated Depreciation	8,000	[3],[4]
Dollar General, San Benito, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	202,000
Buildings, Fixtures and Improvements	807,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,009,000	[1],[2]
Accumulated Depreciation	15,000	[3],[4]
Dollar General, Belton, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	89,000
Buildings, Fixtures and Improvements	804,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	893,000	[1],[2]
Accumulated Depreciation	38,000	[3],[4]
Dollar General, Hawley, MN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	89,000
Buildings, Fixtures and Improvements	803,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	892,000	[1],[2]
Accumulated Depreciation	8,000	[3],[4]
Dollar General, East Bernstadt, KY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	141,000
Buildings, Fixtures and Improvements	799,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	940,000	[1],[2]
Accumulated Depreciation	26,000	[3],[4]
Dollar General, Lubbock, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	199,000
Buildings, Fixtures and Improvements	796,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	995,000	[1],[2]
Accumulated Depreciation	15,000	[3],[4]
Dollar General, Wakefield, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	88,000
Buildings, Fixtures and Improvements	794,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	882,000	[1],[2]
Accumulated Depreciation	45,000	[3],[4]
Dollar General, Romulus, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	199,000
Buildings, Fixtures and Improvements	794,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	993,000	[1],[2]
Accumulated Depreciation	37,000	[3],[4]
Dollar General, Amarillo, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	198,000
Buildings, Fixtures and Improvements	794,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	992,000	[1],[2]
Accumulated Depreciation	22,000	[3],[4]
Dollar General, Sand Springs, OK [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	198,000
Buildings, Fixtures and Improvements	791,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	989,000	[1],[2]
Accumulated Depreciation	15,000	[3],[4]
Dollar General, Billings, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	139,000
Buildings, Fixtures and Improvements	790,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	929,000	[1],[2]
Accumulated Depreciation	7,000	[3],[4]
Dollar General, Caulfield, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	139,000
Buildings, Fixtures and Improvements	789,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	928,000	[1],[2]
Accumulated Depreciation	44,000	[3],[4]
Dollar General, DeSoto, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	138,000
Buildings, Fixtures and Improvements	784,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	922,000	[1],[2]
Accumulated Depreciation	33,000	[3],[4]
Dollar General, Powhatan Point, WV [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	138,000
Buildings, Fixtures and Improvements	784,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	922,000	[1],[2]
Accumulated Depreciation	22,000	[3],[4]
Dollar General, Cowen, WV [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	196,000
Buildings, Fixtures and Improvements	783,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	979,000	[1],[2]
Accumulated Depreciation	40,000	[3],[4]
Dollar General, Camden, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	138,000
Buildings, Fixtures and Improvements	781,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	919,000	[1],[2]
Accumulated Depreciation	37,000	[3],[4]
Dollar General, Berea, KY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	138,000
Buildings, Fixtures and Improvements	781,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	919,000	[1],[2]
Accumulated Depreciation	26,000	[3],[4]
Dollar General, Moody, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	41,000
Buildings, Fixtures and Improvements	781,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	822,000	[1],[2]
Accumulated Depreciation	26,000	[3],[4]
Dollar General, Doolittle, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	137,000
Buildings, Fixtures and Improvements	778,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	915,000	[1],[2]
Accumulated Depreciation	18,000	[3],[4]
Dollar General, San Antonio, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	333,000
Buildings, Fixtures and Improvements	776,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,109,000	[1],[2]
Accumulated Depreciation	18,000	[3],[4]
Dollar General, Eubank, KY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	137,000
Buildings, Fixtures and Improvements	775,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	912,000	[1],[2]
Accumulated Depreciation	25,000	[3],[4]
Dollar General, Center Point, IA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	136,000
Buildings, Fixtures and Improvements	772,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	908,000	[1],[2]
Accumulated Depreciation	43,000	[3],[4]
Dollar General, Texarkana, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	136,000
Buildings, Fixtures and Improvements	772,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	908,000	[1],[2]
Accumulated Depreciation	7,000	[3],[4]
Dollar General, Coldiron, KY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	187,000
Buildings, Fixtures and Improvements	747,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	934,000	[1],[2]
Accumulated Depreciation	24,000	[3],[4]
Dollar General, Diana, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	186,000
Buildings, Fixtures and Improvements	743,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	929,000	[1],[2]
Accumulated Depreciation	14,000	[3],[4]
Dollar General, Rapid City, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	179,000
Buildings, Fixtures and Improvements	716,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	895,000	[1],[2]
Accumulated Depreciation	34,000	[3],[4]
Dollar General, Cedar Creek, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	291,000
Buildings, Fixtures and Improvements	680,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	971,000	[1],[2]
Accumulated Depreciation	41,000	[3],[4]
Dragon China Buffet, Carlsbad, NM [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	208,000
Buildings, Fixtures and Improvements	104,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	312,000	[1],[2]
Accumulated Depreciation	3,000	[3],[4]
East Supreme Buffet, Whitehall, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	492,000
Buildings, Fixtures and Improvements	505,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	997,000	[1],[2]
Accumulated Depreciation	14,000	[3],[4]
Eegee's, Tucson, AZ [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	357,000
Buildings, Fixtures and Improvements	436,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	793,000	[1],[2]
Accumulated Depreciation	10,000	[3],[4]
El Chico, Killeen, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	534,000
Buildings, Fixtures and Improvements	992,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,526,000	[1],[2]
Accumulated Depreciation	25,000	[3],[4]
El Tapatio Mexican Restaurant, Page, AZ [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	170,000
Buildings, Fixtures and Improvements	133,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	303,000	[1],[2]
Accumulated Depreciation	4,000	[3],[4]
Family Dollar, Mount Vernon, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	117,000
Buildings, Fixtures and Improvements	1,050,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,167,000	[1],[2]
Accumulated Depreciation	30,000	[3],[4]
Family Dollar, Crosby, MN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	49,000
Buildings, Fixtures and Improvements	928,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	977,000	[1],[2]
Accumulated Depreciation	26,000	[3],[4]
Family Dollar, Toledo, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	226,000
Buildings, Fixtures and Improvements	905,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,131,000	[1],[2]
Accumulated Depreciation	25,000	[3],[4]
Family Dollar, Carlin, NV [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	99,000
Buildings, Fixtures and Improvements	895,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	994,000	[1],[2]
Accumulated Depreciation	17,000	[3],[4]
Family Dollar, Cold Springs, NV [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	217,000
Buildings, Fixtures and Improvements	869,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,086,000	[1],[2]
Accumulated Depreciation	16,000	[3],[4]
Family Dollar, Des Moines, IA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	152,000
Buildings, Fixtures and Improvements	863,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,015,000	[1],[2]
Accumulated Depreciation	16,000	[3],[4]
Family Dollar, Cincinnatus, NY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	287,000
Buildings, Fixtures and Improvements	862,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,149,000	[1],[2]
Accumulated Depreciation	0	[3],[4]
Family Dollar, Etoile, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	45,000
Buildings, Fixtures and Improvements	850,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	895,000	[1],[2]
Accumulated Depreciation	20,000	[3],[4]
Family Dollar, Mountain View, WY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	44,000
Buildings, Fixtures and Improvements	838,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	882,000	[1],[2]
Accumulated Depreciation	16,000	[3],[4]
Family Dollar, Markesan, WI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	92,000
Buildings, Fixtures and Improvements	831,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	923,000	[1],[2]
Accumulated Depreciation	4,000	[3],[4]
Family Dollar, Thorp, WI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	90,000
Buildings, Fixtures and Improvements	810,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	900,000	[1],[2]
Accumulated Depreciation	15,000	[3],[4]
Family Dollar, Webster, WI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	43,000
Buildings, Fixtures and Improvements	808,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	851,000	[1],[2]
Accumulated Depreciation	23,000	[3],[4]
Family Dollar, Oakwood, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	133,000
Buildings, Fixtures and Improvements	752,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	885,000	[1],[2]
Accumulated Depreciation	4,000	[3],[4]
Family Dollar, Clarendon, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	83,000
Buildings, Fixtures and Improvements	749,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	832,000	[1],[2]
Accumulated Depreciation	11,000	[3],[4]
Family Dollar, Gretna, VA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	131,000
Buildings, Fixtures and Improvements	744,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	875,000	[1],[2]
Accumulated Depreciation	21,000	[3],[4]
Family Dollar, Somerville, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	131,000
Buildings, Fixtures and Improvements	743,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	874,000	[1],[2]
Accumulated Depreciation	42,000	[3],[4]
Family Dollar, Lovelady, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	82,000
Buildings, Fixtures and Improvements	740,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	822,000	[1],[2]
Accumulated Depreciation	31,000	[3],[4]
Family Dollar, Birch Run, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	81,000
Buildings, Fixtures and Improvements	729,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	810,000	[1],[2]
Accumulated Depreciation	20,000	[3],[4]
Family Dollar, Hoosick Falls, NY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	181,000
Buildings, Fixtures and Improvements	724,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	905,000	[1],[2]
Accumulated Depreciation	27,000	[3],[4]
Family Dollar, Marble Hill, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	38,000
Buildings, Fixtures and Improvements	719,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	757,000	[1],[2]
Accumulated Depreciation	13,000	[3],[4]
Family Dollar, Houston, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	174,000
Buildings, Fixtures and Improvements	696,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	870,000	[1],[2]
Accumulated Depreciation	26,000	[3],[4]
Family Dollar, University Park, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	295,000
Buildings, Fixtures and Improvements	688,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	983,000	[1],[2]
Accumulated Depreciation	6,000	[3],[4]
Family Dollar, Centerville, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	226,000
Buildings, Fixtures and Improvements	679,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	905,000	[1],[2]
Accumulated Depreciation	13,000	[3],[4]
Family Dollar, Alderson, WV [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	166,000
Buildings, Fixtures and Improvements	663,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	829,000	[1],[2]
Accumulated Depreciation	19,000	[3],[4]
Family Dollar, Torrington, WY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	72,000
Buildings, Fixtures and Improvements	645,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	717,000	[1],[2]
Accumulated Depreciation	24,000	[3],[4]
Family Dollar, Tustin, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	33,000
Buildings, Fixtures and Improvements	633,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	666,000	[1],[2]
Accumulated Depreciation	36,000	[3],[4]
Family Dollar, Custer, SD [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	32,000
Buildings, Fixtures and Improvements	617,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	649,000	[1],[2]
Accumulated Depreciation	20,000	[3],[4]
Family Dollar, International Falls, MN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	32,000
Buildings, Fixtures and Improvements	608,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	640,000	[1],[2]
Accumulated Depreciation	9,000	[3],[4]
Family Dollar, Barryton, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	32,000
Buildings, Fixtures and Improvements	599,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	631,000	[1],[2]
Accumulated Depreciation	34,000	[3],[4]
Family Dollar, Pulaski, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	31,000
Buildings, Fixtures and Improvements	588,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	619,000	[1],[2]
Accumulated Depreciation	33,000	[3],[4]
Family Dollar, Lombard, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,008,000
Buildings, Fixtures and Improvements	543,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,551,000	[1],[2]
Accumulated Depreciation	3,000	[3],[4]
Family Dollar, Rushville, NE [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	125,000
Buildings, Fixtures and Improvements	499,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	624,000	[1],[2]
Accumulated Depreciation	19,000	[3],[4]
Famous Dave's, Eden Prairie, MN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	824,000
Buildings, Fixtures and Improvements	549,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,373,000	[1],[2]
Accumulated Depreciation	14,000	[3],[4]
Fazoli's, Carmel, IN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	427,000
Buildings, Fixtures and Improvements	522,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	949,000	[1],[2]
Accumulated Depreciation	11,000	[3],[4]
Fazoli's, Appleton, WI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	705,000
Buildings, Fixtures and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	705,000	[1],[2]
Accumulated Depreciation	0	[3],[4]
FedEx, Tinicum, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	0
Buildings, Fixtures and Improvements	32,170,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	32,170,000	[1],[2]
Accumulated Depreciation	818,000	[3],[4]
FedEx, Lebanon, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,492,000
Buildings, Fixtures and Improvements	8,452,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	9,944,000	[1],[2]
Accumulated Depreciation	172,000	[3],[4]
FedEx, Albany, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	195,000
Buildings, Fixtures and Improvements	3,711,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,906,000	[1],[2]
Accumulated Depreciation	57,000	[3],[4]
FedEx, London, KY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	350,000
Buildings, Fixtures and Improvements	3,151,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,501,000	[1],[2]
Accumulated Depreciation	48,000	[3],[4]
FedEx, Waterloo, IA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	152,000
Buildings, Fixtures and Improvements	2,882,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,034,000	[1],[2]
Accumulated Depreciation	132,000	[3],[4]
FedEx, Rapid City, SD [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	305,000
Buildings, Fixtures and Improvements	2,741,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,046,000	[1],[2]
Accumulated Depreciation	167,000	[3],[4]
FedEx, Ottumwa, IA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	134,000
Buildings, Fixtures and Improvements	2,552,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,686,000	[1],[2]
Accumulated Depreciation	182,000	[3],[4]
FedEx, Independence, KS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	114,000
Buildings, Fixtures and Improvements	2,166,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,280,000	[1],[2]
Accumulated Depreciation	154,000	[3],[4]
FedEx, Des Moines, IA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	733,000
Buildings, Fixtures and Improvements	1,361,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,094,000	[1],[2]
Accumulated Depreciation	55,000	[3],[4]
FedEx, Riverton, WY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	431,000
Buildings, Fixtures and Improvements	1,006,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,437,000	[1],[2]
Accumulated Depreciation	10,000	[3],[4]
FedEx, Homewood, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	522,000
Buildings, Fixtures and Improvements	779,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,301,000	[1],[2]
Accumulated Depreciation	22,000	[3],[4]
Flip It Bakery & Deli, Washington, DC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	338,000
Buildings, Fixtures and Improvements	84,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	422,000	[1],[2]
Accumulated Depreciation	2,000	[3],[4]
Fresenius, Fayetteville, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	178,000
Buildings, Fixtures and Improvements	3,379,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,557,000	[1],[2]
Accumulated Depreciation	79,000	[3],[4]
Fresenius, Clinton, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	139,000
Buildings, Fixtures and Improvements	2,647,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,786,000	[1],[2]
Accumulated Depreciation	62,000	[3],[4]
Fresenius, Foley, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	287,000
Buildings, Fixtures and Improvements	2,580,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,867,000	[1],[2]
Accumulated Depreciation	61,000	[3],[4]
Fresenius, Fayetteville, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	134,000
Buildings, Fixtures and Improvements	2,551,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,685,000	[1],[2]
Accumulated Depreciation	60,000	[3],[4]
Fresenius, Mobile, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	278,000
Buildings, Fixtures and Improvements	2,505,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,783,000	[1],[2]
Accumulated Depreciation	59,000	[3],[4]
Fresenius, Fayetteville, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	420,000
Buildings, Fixtures and Improvements	2,379,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,799,000	[1],[2]
Accumulated Depreciation	56,000	[3],[4]
Fresenius, Lumberton, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	117,000
Buildings, Fixtures and Improvements	2,216,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,333,000	[1],[2]
Accumulated Depreciation	52,000	[3],[4]
Fresenius, DeFuniak Springs, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	115,000
Buildings, Fixtures and Improvements	2,180,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,295,000	[1],[2]
Accumulated Depreciation	51,000	[3],[4]
Fresenius, Fairhope, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	0
Buildings, Fixtures and Improvements	2,035,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,035,000	[1],[2]
Accumulated Depreciation	48,000	[3],[4]
Fresenius, Red Springs, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	101,000
Buildings, Fixtures and Improvements	1,913,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,014,000	[1],[2]
Accumulated Depreciation	45,000	[3],[4]
Fresenius, Fairmont, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	201,000
Buildings, Fixtures and Improvements	1,812,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,013,000	[1],[2]
Accumulated Depreciation	43,000	[3],[4]
Fresenius, Pembroke, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	81,000
Buildings, Fixtures and Improvements	1,547,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,628,000	[1],[2]
Accumulated Depreciation	36,000	[3],[4]
Fresenius, Roseboro, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	74,000
Buildings, Fixtures and Improvements	1,404,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,478,000	[1],[2]
Accumulated Depreciation	33,000	[3],[4]
Fresenius, St. Pauls, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	73,000
Buildings, Fixtures and Improvements	1,389,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,462,000	[1],[2]
Accumulated Depreciation	33,000	[3],[4]
Furr's, Garland, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	1,529,000
Buildings, Fixtures and Improvements	3,715,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	5,244,000	[1],[2]
Accumulated Depreciation	107,000	[3],[4]
Golden Corral, Surprise, AZ [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	1,258,000
Buildings, Fixtures and Improvements	4,068,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	5,326,000	[1],[2]
Accumulated Depreciation	117,000	[3],[4]
Golden Corral, Harlingen, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	832,000
Buildings, Fixtures and Improvements	3,037,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,869,000	[1],[2]
Accumulated Depreciation	87,000	[3],[4]
Golden Corral, Texarkana, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	758,000
Buildings, Fixtures and Improvements	3,031,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,789,000	[1],[2]
Accumulated Depreciation	67,000	[3],[4]
Golden Corral, Gilbert, AZ [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	871,000
Buildings, Fixtures and Improvements	2,910,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,781,000	[1],[2]
Accumulated Depreciation	83,000	[3],[4]
Golden Corral, Jacksonville, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,721,000
Buildings, Fixtures and Improvements	2,629,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	4,350,000	[1],[2]
Accumulated Depreciation	75,000	[3],[4]
Golden Corral, Houston, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,147,000
Buildings, Fixtures and Improvements	2,447,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,594,000	[1],[2]
Accumulated Depreciation	70,000	[3],[4]
Golden Corral, Stockbridge, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	422,000
Buildings, Fixtures and Improvements	2,391,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,813,000	[1],[2]
Accumulated Depreciation	53,000	[3],[4]
Golden Corral, Brownsville, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	604,000
Buildings, Fixtures and Improvements	2,302,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,906,000	[1],[2]
Accumulated Depreciation	66,000	[3],[4]
Golden Corral, Norman, OK [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	345,000
Buildings, Fixtures and Improvements	2,107,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,452,000	[1],[2]
Accumulated Depreciation	60,000	[3],[4]
Golden Corral, Zanesville, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	487,000
Buildings, Fixtures and Improvements	2,030,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,517,000	[1],[2]
Accumulated Depreciation	58,000	[3],[4]
Golden Corral, Goodyear, AZ [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	686,000
Buildings, Fixtures and Improvements	1,939,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,625,000	[1],[2]
Accumulated Depreciation	56,000	[3],[4]
Golden Corral, Baytown, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	596,000
Buildings, Fixtures and Improvements	1,788,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,384,000	[1],[2]
Accumulated Depreciation	39,000	[3],[4]
Golden Corral, College Station, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,265,000
Buildings, Fixtures and Improvements	1,718,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,983,000	[1],[2]
Accumulated Depreciation	49,000	[3],[4]
Golden Corral, Midwest City, OK [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,175,000
Buildings, Fixtures and Improvements	1,708,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,883,000	[1],[2]
Accumulated Depreciation	49,000	[3],[4]
Golden Corral, Witchita, KS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	560,000
Buildings, Fixtures and Improvements	1,306,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,866,000	[1],[2]
Accumulated Depreciation	29,000	[3],[4]
Golden Corral, Jacksonville, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,033,000
Buildings, Fixtures and Improvements	1,084,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,117,000	[1],[2]
Accumulated Depreciation	31,000	[3],[4]
Golden Corral, Palatka, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	853,000
Buildings, Fixtures and Improvements	1,048,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,901,000	[1],[2]
Accumulated Depreciation	30,000	[3],[4]
Golden Corral, Emporia, KS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	403,000
Buildings, Fixtures and Improvements	941,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,344,000	[1],[2]
Accumulated Depreciation	21,000	[3],[4]
Golden Corral, Roswell, NM [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	203,000
Buildings, Fixtures and Improvements	600,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	803,000	[1],[2]
Accumulated Depreciation	17,000	[3],[4]
Golden Corral, Rock Springs, WY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	354,000
Buildings, Fixtures and Improvements	90,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	444,000	[1],[2]
Accumulated Depreciation	3,000	[3],[4]
Grandy's, Abilene, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	803,000
Buildings, Fixtures and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	803,000	[1],[2]
Accumulated Depreciation	0	[3],[4]
Grandy's, Arlington, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	734,000
Buildings, Fixtures and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	734,000	[1],[2]
Accumulated Depreciation	0	[3],[4]
Grandy's, Carrollton, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	773,000
Buildings, Fixtures and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	773,000	[1],[2]
Accumulated Depreciation	0	[3],[4]
Grandy's, Carrollton, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	847,000
Buildings, Fixtures and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	847,000	[1],[2]
Accumulated Depreciation	0	[3],[4]
Grandy's, Fort Worth, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	777,000
Buildings, Fixtures and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	777,000	[1],[2]
Accumulated Depreciation	0	[3],[4]
Grandy's, Fort Worth, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	811,000
Buildings, Fixtures and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	811,000	[1],[2]
Accumulated Depreciation	0	[3],[4]
Grandy's, Garland, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	623,000
Buildings, Fixtures and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	623,000	[1],[2]
Accumulated Depreciation	0	[3],[4]
Grandy's, Garland, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	859,000
Buildings, Fixtures and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	859,000	[1],[2]
Accumulated Depreciation	0	[3],[4]
Grandy's, Grapevine, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	618,000
Buildings, Fixtures and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	618,000	[1],[2]
Accumulated Depreciation	0	[3],[4]
Grandy's, Irving, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	871,000
Buildings, Fixtures and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	871,000	[1],[2]
Accumulated Depreciation	0	[3],[4]
Grandy's, Lancaster, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	780,000
Buildings, Fixtures and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	780,000	[1],[2]
Accumulated Depreciation	0	[3],[4]
Grandy's, Lubbock, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	694,000
Buildings, Fixtures and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	694,000	[1],[2]
Accumulated Depreciation	0	[3],[4]
Grandy's, Mesquite, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	871,000
Buildings, Fixtures and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	871,000	[1],[2]
Accumulated Depreciation	0	[3],[4]
Grandy's, Plano, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	871,000
Buildings, Fixtures and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	871,000	[1],[2]
Accumulated Depreciation	0	[3],[4]
Grandy's, Dallas, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	725,000
Buildings, Fixtures and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	725,000	[1],[2]
Accumulated Depreciation	0	[3],[4]
Grandy's, Dallas, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	357,000
Buildings, Fixtures and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	357,000	[1],[2]
Accumulated Depreciation	0	[3],[4]
Grandy's, Greenville, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	847,000
Buildings, Fixtures and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	847,000	[1],[2]
Accumulated Depreciation	0	[3],[4]
Great Clips, Lombard, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	84,000
Buildings, Fixtures and Improvements	100,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	184,000	[1],[2]
Accumulated Depreciation	3,000	[3],[4]
Hardee's, Jacksonville, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	875,000
Buildings, Fixtures and Improvements	583,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,458,000	[1],[2]
Accumulated Depreciation	13,000	[3],[4]
Hardee's, Williston, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	395,000
Buildings, Fixtures and Improvements	553,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	948,000	[1],[2]
Accumulated Depreciation	15,000	[3],[4]
Hardee's, Canton, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	488,000
Buildings, Fixtures and Improvements	539,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,027,000	[1],[2]
Accumulated Depreciation	15,000	[3],[4]
Hardee's, Bremen, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	129,000
Buildings, Fixtures and Improvements	518,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	647,000	[1],[2]
Accumulated Depreciation	11,000	[3],[4]
Hardee's, Springfield, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	343,000
Buildings, Fixtures and Improvements	515,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	858,000	[1],[2]
Accumulated Depreciation	11,000	[3],[4]
Hardee's, Akron, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	207,000
Buildings, Fixtures and Improvements	483,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	690,000	[1],[2]
Accumulated Depreciation	11,000	[3],[4]
Hardee's, Mount Vernon, IA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	320,000
Buildings, Fixtures and Improvements	480,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	800,000	[1],[2]
Accumulated Depreciation	13,000	[3],[4]
Hardee's, Belleville, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	269,000
Buildings, Fixtures and Improvements	467,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	736,000	[1],[2]
Accumulated Depreciation	13,000	[3],[4]
Hardee's, Seville, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	151,000
Buildings, Fixtures and Improvements	454,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	605,000	[1],[2]
Accumulated Depreciation	10,000	[3],[4]
Hardee's, Pace, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	419,000
Buildings, Fixtures and Improvements	435,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	854,000	[1],[2]
Accumulated Depreciation	12,000	[3],[4]
Hardee's, Morristown, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	353,000
Buildings, Fixtures and Improvements	431,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	784,000	[1],[2]
Accumulated Depreciation	9,000	[3],[4]
Hardee's, Erwin, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	346,000
Buildings, Fixtures and Improvements	406,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	752,000	[1],[2]
Accumulated Depreciation	11,000	[3],[4]
Hardee's, Jefferson, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	242,000
Buildings, Fixtures and Improvements	363,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	605,000	[1],[2]
Accumulated Depreciation	8,000	[3],[4]
Hardee's, Sparta, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	372,000
Buildings, Fixtures and Improvements	346,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	718,000	[1],[2]
Accumulated Depreciation	10,000	[3],[4]
Hardee's, Minerva, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	214,000
Buildings, Fixtures and Improvements	321,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	535,000	[1],[2]
Accumulated Depreciation	7,000	[3],[4]
Hardee's, Beaver, WV [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	217,000
Buildings, Fixtures and Improvements	318,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	535,000	[1],[2]
Accumulated Depreciation	9,000	[3],[4]
Harley Davidson, Round Rock, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	1,688,000
Buildings, Fixtures and Improvements	9,563,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	11,251,000	[1],[2]
Accumulated Depreciation	237,000	[3],[4]
Harvey's Grill & Bar, Saginaw, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	230,000
Buildings, Fixtures and Improvements	647,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	877,000	[1],[2]
Accumulated Depreciation	19,000	[3],[4]
Hayden's Grill & Bar, Canton, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	160,000
Buildings, Fixtures and Improvements	693,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	853,000	[1],[2]
Accumulated Depreciation	20,000	[3],[4]
Hooley House Sports Pub & Grille, Brooklyn, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	291,000
Buildings, Fixtures and Improvements	321,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	612,000	[1],[2]
Accumulated Depreciation	9,000	[3],[4]
IHOP, Bossier City, LA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	541,000
Buildings, Fixtures and Improvements	1,342,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,883,000	[1],[2]
Accumulated Depreciation	38,000	[3],[4]
IHOP, Baytown, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	698,000
Buildings, Fixtures and Improvements	1,297,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,995,000	[1],[2]
Accumulated Depreciation	29,000	[3],[4]
IHOP, Auburn, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	1,111,000
Buildings, Fixtures and Improvements	933,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,044,000	[1],[2]
Accumulated Depreciation	27,000	[3],[4]
IHOP, Warren, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	605,000
Buildings, Fixtures and Improvements	830,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,435,000	[1],[2]
Accumulated Depreciation	24,000	[3],[4]
IHOP, Corpus Christi, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,176,000
Buildings, Fixtures and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,176,000	[1],[2]
Accumulated Depreciation	0	[3],[4]
Indi's Fast Food, Louisville, KY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	292,000
Buildings, Fixtures and Improvements	157,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	449,000	[1],[2]
Accumulated Depreciation	3,000	[3],[4]
Iron Chef Super Buffet, Kissimmee, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	297,000
Buildings, Fixtures and Improvements	127,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	424,000	[1],[2]
Accumulated Depreciation	3,000	[3],[4]
Italian Villa, The, Grand Island, NY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	38,000
Buildings, Fixtures and Improvements	101,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	139,000	[1],[2]
Accumulated Depreciation	3,000	[3],[4]
Jack in the Box, Cleburne, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	291,000
Buildings, Fixtures and Improvements	1,647,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,938,000	[1],[2]
Accumulated Depreciation	36,000	[3],[4]
Jack in the Box, Walker, LA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	543,000
Buildings, Fixtures and Improvements	1,196,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,739,000	[1],[2]
Accumulated Depreciation	33,000	[3],[4]
Jack in the Box, Sacramento, CA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	476,000
Buildings, Fixtures and Improvements	1,110,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,586,000	[1],[2]
Accumulated Depreciation	24,000	[3],[4]
Jack in the Box, Texas City, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	454,000
Buildings, Fixtures and Improvements	844,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,298,000	[1],[2]
Accumulated Depreciation	23,000	[3],[4]
Jack in the Box, Missouri City, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	451,000
Buildings, Fixtures and Improvements	837,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,288,000	[1],[2]
Accumulated Depreciation	18,000	[3],[4]
Johnny Carino's, Houston, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	1,328,000
Buildings, Fixtures and Improvements	2,656,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,984,000	[1],[2]
Accumulated Depreciation	76,000	[3],[4]
Johnny Carino's, Rogers, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	997,000
Buildings, Fixtures and Improvements	2,540,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,537,000	[1],[2]
Accumulated Depreciation	73,000	[3],[4]
Johnny Carino's, Midland, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	998,000
Buildings, Fixtures and Improvements	2,329,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,327,000	[1],[2]
Accumulated Depreciation	58,000	[3],[4]
Johnny Carino's, Grand Prairie, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	997,000
Buildings, Fixtures and Improvements	2,327,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,324,000	[1],[2]
Accumulated Depreciation	58,000	[3],[4]
Johnny Carino's, Amarillo, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	993,000
Buildings, Fixtures and Improvements	2,317,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,310,000	[1],[2]
Accumulated Depreciation	57,000	[3],[4]
Johnny Carino's, San Angelo, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	769,000
Buildings, Fixtures and Improvements	2,306,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,075,000	[1],[2]
Accumulated Depreciation	57,000	[3],[4]
Johnny Carino's, Muncie, IN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	540,000
Buildings, Fixtures and Improvements	2,160,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,700,000	[1],[2]
Accumulated Depreciation	41,000	[3],[4]
Johnny Carino's, Columbus, IN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	809,000
Buildings, Fixtures and Improvements	1,888,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,697,000	[1],[2]
Accumulated Depreciation	36,000	[3],[4]
Kentucky Fried Chicken, Matteson, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	399,000
Buildings, Fixtures and Improvements	2,259,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,658,000	[1],[2]
Accumulated Depreciation	50,000	[3],[4]
Kentucky Fried Chicken, Decatur, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	276,000
Buildings, Fixtures and Improvements	1,619,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,895,000	[1],[2]
Accumulated Depreciation	45,000	[3],[4]
Kentucky Fried Chicken, Homewood, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	660,000
Buildings, Fixtures and Improvements	1,541,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,201,000	[1],[2]
Accumulated Depreciation	34,000	[3],[4]
Kentucky Fried Chicken, Bloomington, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	576,000
Buildings, Fixtures and Improvements	1,466,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,042,000	[1],[2]
Accumulated Depreciation	41,000	[3],[4]
Kentucky Fried Chicken, Greenwood, IN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	339,000
Buildings, Fixtures and Improvements	1,405,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,744,000	[1],[2]
Accumulated Depreciation	39,000	[3],[4]
Kentucky Fried Chicken, Hazel Crest, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	153,000
Buildings, Fixtures and Improvements	1,376,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,529,000	[1],[2]
Accumulated Depreciation	30,000	[3],[4]
Kentucky Fried Chicken, Franklin, IN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	205,000
Buildings, Fixtures and Improvements	1,375,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,580,000	[1],[2]
Accumulated Depreciation	38,000	[3],[4]
Kentucky Fried Chicken, Lebanon, IN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	337,000
Buildings, Fixtures and Improvements	1,348,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,685,000	[1],[2]
Accumulated Depreciation	30,000	[3],[4]
Kentucky Fried Chicken, Springfield, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	212,000
Buildings, Fixtures and Improvements	1,203,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,415,000	[1],[2]
Accumulated Depreciation	26,000	[3],[4]
Kentucky Fried Chicken, Rockford, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	201,000
Buildings, Fixtures and Improvements	1,142,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,343,000	[1],[2]
Accumulated Depreciation	25,000	[3],[4]
Kentucky Fried Chicken, New Boston, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	125,000
Buildings, Fixtures and Improvements	1,127,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,252,000	[1],[2]
Accumulated Depreciation	25,000	[3],[4]
Kentucky Fried Chicken, Granite City, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	102,000
Buildings, Fixtures and Improvements	1,083,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,185,000	[1],[2]
Accumulated Depreciation	30,000	[3],[4]
Kentucky Fried Chicken, Crawfordsville, IN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	159,000
Buildings, Fixtures and Improvements	1,068,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,227,000	[1],[2]
Accumulated Depreciation	30,000	[3],[4]
Kentucky Fried Chicken, Springfield, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	267,000
Buildings, Fixtures and Improvements	1,068,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,335,000	[1],[2]
Accumulated Depreciation	23,000	[3],[4]
Kentucky Fried Chicken, Oak Forest, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	185,000
Buildings, Fixtures and Improvements	1,047,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,232,000	[1],[2]
Accumulated Depreciation	23,000	[3],[4]
Kentucky Fried Chicken, Greenbay, WI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	208,000
Buildings, Fixtures and Improvements	1,022,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,230,000	[1],[2]
Accumulated Depreciation	28,000	[3],[4]
Kentucky Fried Chicken, Mattoon, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	113,000
Buildings, Fixtures and Improvements	1,019,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,132,000	[1],[2]
Accumulated Depreciation	22,000	[3],[4]
Kentucky Fried Chicken, Milwaukee, WI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	197,000
Buildings, Fixtures and Improvements	975,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,172,000	[1],[2]
Accumulated Depreciation	27,000	[3],[4]
Kentucky Fried Chicken, Elmhurst, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	242,000
Buildings, Fixtures and Improvements	969,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,211,000	[1],[2]
Accumulated Depreciation	21,000	[3],[4]
Kentucky Fried Chicken, Westchester, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	238,000
Buildings, Fixtures and Improvements	952,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,190,000	[1],[2]
Accumulated Depreciation	21,000	[3],[4]
Kentucky Fried Chicken, Mount Pleasant, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	106,000
Buildings, Fixtures and Improvements	952,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,058,000	[1],[2]
Accumulated Depreciation	21,000	[3],[4]
Kentucky Fried Chicken, Dolton, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	167,000
Buildings, Fixtures and Improvements	946,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,113,000	[1],[2]
Accumulated Depreciation	21,000	[3],[4]
Kentucky Fried Chicken, Tipton, IN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	104,000
Buildings, Fixtures and Improvements	936,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,040,000	[1],[2]
Accumulated Depreciation	21,000	[3],[4]
Kentucky Fried Chicken, Crawfordsville, IN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	234,000
Buildings, Fixtures and Improvements	934,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,168,000	[1],[2]
Accumulated Depreciation	21,000	[3],[4]
Kentucky Fried Chicken, Milwaukee, WI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	138,000
Buildings, Fixtures and Improvements	924,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,062,000	[1],[2]
Accumulated Depreciation	26,000	[3],[4]
Kentucky Fried Chicken, Germantown, WI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	368,000
Buildings, Fixtures and Improvements	913,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,281,000	[1],[2]
Accumulated Depreciation	25,000	[3],[4]
Kentucky Fried Chicken, Lafayette, IN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	304,000
Buildings, Fixtures and Improvements	912,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,216,000	[1],[2]
Accumulated Depreciation	20,000	[3],[4]
Kentucky Fried Chicken, Frankfort, IN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	99,000
Buildings, Fixtures and Improvements	893,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	992,000	[1],[2]
Accumulated Depreciation	20,000	[3],[4]
Kentucky Fried Chicken, Hartford City, IN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	99,000
Buildings, Fixtures and Improvements	889,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	988,000	[1],[2]
Accumulated Depreciation	20,000	[3],[4]
Kentucky Fried Chicken, Kokomo, IN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	199,000
Buildings, Fixtures and Improvements	798,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	997,000	[1],[2]
Accumulated Depreciation	18,000	[3],[4]
Kentucky Fried Chicken, Milwaukee, WI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	281,000
Buildings, Fixtures and Improvements	795,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,076,000	[1],[2]
Accumulated Depreciation	22,000	[3],[4]
Kentucky Fried Chicken, Milwaukee, WI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	396,000
Buildings, Fixtures and Improvements	773,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,169,000	[1],[2]
Accumulated Depreciation	21,000	[3],[4]
Kentucky Fried Chicken, Shreveport, LA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	616,000
Buildings, Fixtures and Improvements	753,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,369,000	[1],[2]
Accumulated Depreciation	17,000	[3],[4]
Kentucky Fried Chicken, Milwaukee, WI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	89,000
Buildings, Fixtures and Improvements	750,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	839,000	[1],[2]
Accumulated Depreciation	21,000	[3],[4]
Kentucky Fried Chicken, West Bend, WI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	185,000
Buildings, Fixtures and Improvements	705,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	890,000	[1],[2]
Accumulated Depreciation	20,000	[3],[4]
Kentucky Fried Chicken, South Milwaukee, WI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	197,000
Buildings, Fixtures and Improvements	695,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	892,000	[1],[2]
Accumulated Depreciation	19,000	[3],[4]
Kentucky Fried Chicken, Allison Park, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	246,000
Buildings, Fixtures and Improvements	683,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	929,000	[1],[2]
Accumulated Depreciation	19,000	[3],[4]
Kentucky Fried Chicken, Warren, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	426,000
Buildings, Fixtures and Improvements	640,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,066,000	[1],[2]
Accumulated Depreciation	14,000	[3],[4]
Kentucky Fried Chicken, Minden, LA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	274,000
Buildings, Fixtures and Improvements	639,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	913,000	[1],[2]
Accumulated Depreciation	14,000	[3],[4]
Kentucky Fried Chicken, Texarkana, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	111,000
Buildings, Fixtures and Improvements	630,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	741,000	[1],[2]
Accumulated Depreciation	14,000	[3],[4]
Kentucky Fried Chicken, Wauwatosa, WI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	135,000
Buildings, Fixtures and Improvements	615,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	750,000	[1],[2]
Accumulated Depreciation	17,000	[3],[4]
Kentucky Fried Chicken, Greenville, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	119,000
Buildings, Fixtures and Improvements	585,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	704,000	[1],[2]
Accumulated Depreciation	16,000	[3],[4]
Kentucky Fried Chicken, Green Bay, WI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	470,000
Buildings, Fixtures and Improvements	574,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,044,000	[1],[2]
Accumulated Depreciation	13,000	[3],[4]
Kentucky Fried Chicken, Noblesville, IN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	363,000
Buildings, Fixtures and Improvements	545,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	908,000	[1],[2]
Accumulated Depreciation	12,000	[3],[4]
Kentucky Fried Chicken, Shreveport, LA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	352,000
Buildings, Fixtures and Improvements	528,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	880,000	[1],[2]
Accumulated Depreciation	12,000	[3],[4]
Kentucky Fried Chicken, Shreveport LA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	427,000
Buildings, Fixtures and Improvements	522,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	949,000	[1],[2]
Accumulated Depreciation	11,000	[3],[4]
Kentucky Fried Chicken, Shreveport, LA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	343,000
Buildings, Fixtures and Improvements	514,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	857,000	[1],[2]
Accumulated Depreciation	11,000	[3],[4]
Kentucky Fried Chicken, New Kensington, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	324,000
Buildings, Fixtures and Improvements	487,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	811,000	[1],[2]
Accumulated Depreciation	11,000	[3],[4]
Kentucky Fried Chicken, Burnsville, MN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	267,000
Buildings, Fixtures and Improvements	267,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	534,000	[1],[2]
Accumulated Depreciation	6,000	[3],[4]
Kentucky Fried Chicken/Taco Bell, Charleston, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	282,000
Buildings, Fixtures and Improvements	1,514,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,796,000	[1],[2]
Accumulated Depreciation	42,000	[3],[4]
Kentucky Fried Chicken/Taco Bell, Canonsburg, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	176,000
Buildings, Fixtures and Improvements	1,586,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,762,000	[1],[2]
Accumulated Depreciation	35,000	[3],[4]
Kentucky Fried Chicken/Taco Bell, Dunkik, NY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	800,000
Buildings, Fixtures and Improvements	978,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,778,000	[1],[2]
Accumulated Depreciation	21,000	[3],[4]
Kentucky Fried Chicken/Taco Bell, Geneva, NY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	569,000
Buildings, Fixtures and Improvements	695,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,264,000	[1],[2]
Accumulated Depreciation	15,000	[3],[4]
KeTTLE Restaurant, College Station, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	225,000
Buildings, Fixtures and Improvements	249,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	474,000	[1],[2]
Accumulated Depreciation	7,000	[3],[4]
Kettle Restaurant, San Antonio, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	168,000
Buildings, Fixtures and Improvements	206,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	374,000	[1],[2]
Accumulated Depreciation	5,000	[3],[4]
Krystal, Memphis, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	257,000
Buildings, Fixtures and Improvements	1,029,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,286,000	[1],[2]
Accumulated Depreciation	48,000	[3],[4]
Krystal, Huntsville, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	348,000
Buildings, Fixtures and Improvements	811,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,159,000	[1],[2]
Accumulated Depreciation	38,000	[3],[4]
Krystal, Memphis, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	181,000
Buildings, Fixtures and Improvements	723,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	904,000	[1],[2]
Accumulated Depreciation	34,000	[3],[4]
Krystal, Huntsville, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	305,000
Buildings, Fixtures and Improvements	712,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,017,000	[1],[2]
Accumulated Depreciation	29,000	[3],[4]
Krystal, Lawrenceburg, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	304,000
Buildings, Fixtures and Improvements	709,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,013,000	[1],[2]
Accumulated Depreciation	33,000	[3],[4]
Krystal, Murfreesboro, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	465,000
Buildings, Fixtures and Improvements	698,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,163,000	[1],[2]
Accumulated Depreciation	33,000	[3],[4]
Krystal, Valley, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	297,000
Buildings, Fixtures and Improvements	694,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	991,000	[1],[2]
Accumulated Depreciation	33,000	[3],[4]
Krystal, Chattanooga, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	440,000
Buildings, Fixtures and Improvements	659,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,099,000	[1],[2]
Accumulated Depreciation	31,000	[3],[4]
Krystal, Huntsville, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	352,000
Buildings, Fixtures and Improvements	654,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,006,000	[1],[2]
Accumulated Depreciation	31,000	[3],[4]
Krystal, Corinth, MS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	279,000
Buildings, Fixtures and Improvements	652,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	931,000	[1],[2]
Accumulated Depreciation	31,000	[3],[4]
Krystal, Montgomery, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	502,000
Buildings, Fixtures and Improvements	613,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,115,000	[1],[2]
Accumulated Depreciation	29,000	[3],[4]
Krystal, Montgomery, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	303,000
Buildings, Fixtures and Improvements	562,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	865,000	[1],[2]
Accumulated Depreciation	26,000	[3],[4]
Krystal, Vestavia Hills, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	342,000
Buildings, Fixtures and Improvements	513,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	855,000	[1],[2]
Accumulated Depreciation	24,000	[3],[4]
Kum & Go, Gillette, WY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	878,000
Buildings, Fixtures and Improvements	2,048,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,926,000	[1],[2]
Accumulated Depreciation	58,000	[3],[4]
Lee's Famous Recipe Chicken, Saint Louis, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	107,000
Buildings, Fixtures and Improvements	874,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	981,000	[1],[2]
Accumulated Depreciation	24,000	[3],[4]
Lee's Famous Recipe Chicken, Saint Ann, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	187,000
Buildings, Fixtures and Improvements	571,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	758,000	[1],[2]
Accumulated Depreciation	16,000	[3],[4]
Lee's Famous Recipe Chicken, Florissant, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	306,000
Buildings, Fixtures and Improvements	560,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	866,000	[1],[2]
Accumulated Depreciation	16,000	[3],[4]
Logan's Roadhouse, Mt. Juliet, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	1,366,000
Buildings, Fixtures and Improvements	2,538,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,904,000	[1],[2]
Accumulated Depreciation	63,000	[3],[4]
Logan's Roadhouse, Owasso, OK [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	1,449,000
Buildings, Fixtures and Improvements	2,173,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,622,000	[1],[2]
Accumulated Depreciation	54,000	[3],[4]
Long John Silver's, Marion, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	305,000
Buildings, Fixtures and Improvements	1,059,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,364,000	[1],[2]
Accumulated Depreciation	29,000	[3],[4]
Long John Silver's, Litchfield, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	194,000
Buildings, Fixtures and Improvements	996,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,190,000	[1],[2]
Accumulated Depreciation	28,000	[3],[4]
Long John Silver's, West Frankfort, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	244,000
Buildings, Fixtures and Improvements	996,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,240,000	[1],[2]
Accumulated Depreciation	28,000	[3],[4]
Long John Silver's, Collinsville, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	220,000
Buildings, Fixtures and Improvements	940,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,160,000	[1],[2]
Accumulated Depreciation	26,000	[3],[4]
Long John Silver's, Merced, CA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	174,000
Buildings, Fixtures and Improvements	695,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	869,000	[1],[2]
Accumulated Depreciation	15,000	[3],[4]
Long John Silver's, Asheville, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	586,000
Buildings, Fixtures and Improvements	693,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,279,000	[1],[2]
Accumulated Depreciation	19,000	[3],[4]
Long John Silver's, Albuquerque, NM [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	227,000
Buildings, Fixtures and Improvements	680,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	907,000	[1],[2]
Accumulated Depreciation	15,000	[3],[4]
Long John Silver's, Penn Hills, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	438,000
Buildings, Fixtures and Improvements	656,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,094,000	[1],[2]
Accumulated Depreciation	14,000	[3],[4]
Long John Silver's, Hays, KS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	160,000
Buildings, Fixtures and Improvements	624,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	784,000	[1],[2]
Accumulated Depreciation	17,000	[3],[4]
Long John Silver's, Las Cruces, NM [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	242,000
Buildings, Fixtures and Improvements	565,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	807,000	[1],[2]
Accumulated Depreciation	12,000	[3],[4]
Long John Silver's, Arlington, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	365,000
Buildings, Fixtures and Improvements	537,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	902,000	[1],[2]
Accumulated Depreciation	15,000	[3],[4]
Long John Silver's, Garden City, KS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	120,000
Buildings, Fixtures and Improvements	530,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	650,000	[1],[2]
Accumulated Depreciation	15,000	[3],[4]
Long John Silver's, Fairview Heights, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	258,000
Buildings, Fixtures and Improvements	525,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	783,000	[1],[2]
Accumulated Depreciation	15,000	[3],[4]
Long John Silver's, Mount Carmel, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	105,000
Buildings, Fixtures and Improvements	484,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	589,000	[1],[2]
Accumulated Depreciation	13,000	[3],[4]
Long John Silver's, Vandalia, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	101,000
Buildings, Fixtures and Improvements	484,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	585,000	[1],[2]
Accumulated Depreciation	13,000	[3],[4]
Long John Silver's, Jacksonville, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	171,000
Buildings, Fixtures and Improvements	431,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	602,000	[1],[2]
Accumulated Depreciation	12,000	[3],[4]
Long John Silver's, Cleburne, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	205,000
Buildings, Fixtures and Improvements	380,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	585,000	[1],[2]
Accumulated Depreciation	8,000	[3],[4]
Long John Silver's, Clarksville, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	339,000
Buildings, Fixtures and Improvements	339,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	678,000	[1],[2]
Accumulated Depreciation	7,000	[3],[4]
Long John Silver's, Jackson, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	264,000
Buildings, Fixtures and Improvements	323,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	587,000	[1],[2]
Accumulated Depreciation	7,000	[3],[4]
Long John Silver's, Wood River, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	251,000
Buildings, Fixtures and Improvements	314,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	565,000	[1],[2]
Accumulated Depreciation	9,000	[3],[4]
Long John Silver's, Fairborn, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	103,000
Buildings, Fixtures and Improvements	300,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	403,000	[1],[2]
Accumulated Depreciation	8,000	[3],[4]
Long John Silver's, Englewood, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	547,000
Buildings, Fixtures and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	547,000	[1],[2]
Accumulated Depreciation	0	[3],[4]
Long John Silver's / A&W, Kansas City, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	389,000
Buildings, Fixtures and Improvements	722,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,111,000	[1],[2]
Accumulated Depreciation	16,000	[3],[4]
Long John Silver's / A&W, Houston, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	480,000
Buildings, Fixtures and Improvements	495,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	975,000	[1],[2]
Accumulated Depreciation	14,000	[3],[4]
Long John Silver's / A&W, Austin, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	459,000
Buildings, Fixtures and Improvements	477,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	936,000	[1],[2]
Accumulated Depreciation	13,000	[3],[4]
Long John Silver's / A&W, Murfreesboro, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	219,000
Buildings, Fixtures and Improvements	219,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	438,000	[1],[2]
Accumulated Depreciation	5,000	[3],[4]
Long John Silver's / KFC, Green Bay, WI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	748,000
Buildings, Fixtures and Improvements	563,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,311,000	[1],[2]
Accumulated Depreciation	16,000	[3],[4]
Los Tios Mexican Restaurant, Dalton, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	18,000
Buildings, Fixtures and Improvements	30,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	48,000	[1],[2]
Accumulated Depreciation	1,000	[3],[4]
Lowe's, Windham, ME [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	12,640,000
Buildings, Fixtures and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	12,640,000	[1],[2]
Accumulated Depreciation	0	[3],[4]
Mattress Firm, Evansville, IN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	117,000
Buildings, Fixtures and Improvements	2,227,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,344,000	[1],[2]
Accumulated Depreciation	115,000	[3],[4]
Mattress Firm, Spokane, WA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	409,000
Buildings, Fixtures and Improvements	1,685,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,094,000	[1],[2]
Accumulated Depreciation	72,000	[3],[4]
Mattress Firm, Spokane, WA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	511,000
Buildings, Fixtures and Improvements	1,582,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,093,000	[1],[2]
Accumulated Depreciation	68,000	[3],[4]
Mattress Firm, Mishawaka, IN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	375,000
Buildings, Fixtures and Improvements	1,500,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,875,000	[1],[2]
Accumulated Depreciation	35,000	[3],[4]
Mattress Firm, Tallahassee, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	924,000
Buildings, Fixtures and Improvements	1,386,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,310,000	[1],[2]
Accumulated Depreciation	52,000	[3],[4]
Mattress Firm, Bountiful, UT [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	736,000
Buildings, Fixtures and Improvements	1,367,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,103,000	[1],[2]
Accumulated Depreciation	77,000	[3],[4]
Mattress Firm, Destin, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	693,000
Buildings, Fixtures and Improvements	1,287,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,980,000	[1],[2]
Accumulated Depreciation	42,000	[3],[4]
Mattress Firm, Rogers, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	321,000
Buildings, Fixtures and Improvements	1,284,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,605,000	[1],[2]
Accumulated Depreciation	66,000	[3],[4]
Mattress Firm, Wilmington, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	412,000
Buildings, Fixtures and Improvements	1,257,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,669,000	[1],[2]
Accumulated Depreciation	53,000	[3],[4]
Mattress Firm, Lafayette, LA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	0
Buildings, Fixtures and Improvements	1,251,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,251,000	[1],[2]
Accumulated Depreciation	47,000	[3],[4]
Mattress Firm, Daphne, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	528,000
Buildings, Fixtures and Improvements	1,233,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,761,000	[1],[2]
Accumulated Depreciation	17,000	[3],[4]
Mattress Firm, Dothan, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	406,000
Buildings, Fixtures and Improvements	1,217,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,623,000	[1],[2]
Accumulated Depreciation	46,000	[3],[4]
Mattress Firm, Knoxville, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	586,000
Buildings, Fixtures and Improvements	1,088,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,674,000	[1],[2]
Accumulated Depreciation	46,000	[3],[4]
Mattress Firm, Greenville, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	1,085,000
Buildings, Fixtures and Improvements	1,085,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,170,000	[1],[2]
Accumulated Depreciation	66,000	[3],[4]
Mattress Firm, Bowling Green, KY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	648,000
Buildings, Fixtures and Improvements	973,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,621,000	[1],[2]
Accumulated Depreciation	36,000	[3],[4]
McDonald's, Scotland Neck, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	320,000
Buildings, Fixtures and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	320,000	[1],[2]
Accumulated Depreciation	0	[3],[4]
Mezcal Mexican Restaurant, Grafton, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	64,000
Buildings, Fixtures and Improvements	191,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	255,000	[1],[2]
Accumulated Depreciation	5,000	[3],[4]
Monro Muffler, Lewiston, ME [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	279,000
Buildings, Fixtures and Improvements	1,115,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,394,000	[1],[2]
Accumulated Depreciation	43,000	[3],[4]
Monterey's Tex Mex, Tulsa, OK [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	135,000
Buildings, Fixtures and Improvements	406,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	541,000	[1],[2]
Accumulated Depreciation	10,000	[3],[4]
Native New Yorker, Glendale, AZ [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	254,000
Buildings, Fixtures and Improvements	420,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	674,000	[1],[2]
Accumulated Depreciation	12,000	[3],[4]
O'Charley's, Dalton, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	406,000
Buildings, Fixtures and Improvements	1,817,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,223,000	[1],[2]
Accumulated Depreciation	52,000	[3],[4]
O'Charley's, Tucker, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	1,037,000
Buildings, Fixtures and Improvements	866,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,903,000	[1],[2]
Accumulated Depreciation	25,000	[3],[4]
Parking Lot, Kingston, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	29,000
Buildings, Fixtures and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	29,000	[1],[2]
Accumulated Depreciation	0	[3],[4]
Pizza Hut, Chester, VA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	473,000
Buildings, Fixtures and Improvements	1,104,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,577,000	[1],[2]
Accumulated Depreciation	24,000	[3],[4]
Pizza Hut, Ashland, VA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	589,000
Buildings, Fixtures and Improvements	1,093,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,682,000	[1],[2]
Accumulated Depreciation	24,000	[3],[4]
Pizza Hut, Amarillo, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	339,000
Buildings, Fixtures and Improvements	1,016,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,355,000	[1],[2]
Accumulated Depreciation	22,000	[3],[4]
Pizza Hut, Amarillo, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	254,000
Buildings, Fixtures and Improvements	1,015,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,269,000	[1],[2]
Accumulated Depreciation	22,000	[3],[4]
Pizza Hut, Fort Stockton, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	252,000
Buildings, Fixtures and Improvements	1,007,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,259,000	[1],[2]
Accumulated Depreciation	22,000	[3],[4]
Pizza Hut, Christiansburg, VA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	494,000
Buildings, Fixtures and Improvements	918,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,412,000	[1],[2]
Accumulated Depreciation	20,000	[3],[4]
Pizza Hut, Odessa, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	588,000
Buildings, Fixtures and Improvements	882,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,470,000	[1],[2]
Accumulated Depreciation	19,000	[3],[4]
Pizza Hut, Hopewell, VA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	707,000
Buildings, Fixtures and Improvements	864,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,571,000	[1],[2]
Accumulated Depreciation	19,000	[3],[4]
Pizza Hut, Clifton Forge, VA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	287,000
Buildings, Fixtures and Improvements	861,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,148,000	[1],[2]
Accumulated Depreciation	19,000	[3],[4]
Pizza Hut, Odessa, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	456,000
Buildings, Fixtures and Improvements	847,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,303,000	[1],[2]
Accumulated Depreciation	19,000	[3],[4]
Pizza Hut, Richmond, VA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	666,000
Buildings, Fixtures and Improvements	814,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,480,000	[1],[2]
Accumulated Depreciation	18,000	[3],[4]
Pizza Hut, Odessa, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	627,000
Buildings, Fixtures and Improvements	766,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,393,000	[1],[2]
Accumulated Depreciation	17,000	[3],[4]
Pizza Hut, JACKSON, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	673,000
Buildings, Fixtures and Improvements	735,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,408,000	[1],[2]
Accumulated Depreciation	20,000	[3],[4]
Pizza Hut, Salisbury, MD [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	245,000
Buildings, Fixtures and Improvements	734,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	979,000	[1],[2]
Accumulated Depreciation	16,000	[3],[4]
Pizza Hut, Delaware, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	270,000
Buildings, Fixtures and Improvements	721,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	991,000	[1],[2]
Accumulated Depreciation	20,000	[3],[4]
Pizza Hut, Pecos, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	387,000
Buildings, Fixtures and Improvements	719,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,106,000	[1],[2]
Accumulated Depreciation	16,000	[3],[4]
Pizza Hut, Petersburg, VA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	378,000
Buildings, Fixtures and Improvements	701,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,079,000	[1],[2]
Accumulated Depreciation	15,000	[3],[4]
Pizza Hut, Odessa, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	457,000
Buildings, Fixtures and Improvements	685,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,142,000	[1],[2]
Accumulated Depreciation	15,000	[3],[4]
Pizza Hut, Monahans, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	361,000
Buildings, Fixtures and Improvements	671,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,032,000	[1],[2]
Accumulated Depreciation	15,000	[3],[4]
Pizza Hut, Bedford, VA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	548,000
Buildings, Fixtures and Improvements	670,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,218,000	[1],[2]
Accumulated Depreciation	15,000	[3],[4]
Pizza Hut, San Angelo, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	214,000
Buildings, Fixtures and Improvements	641,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	855,000	[1],[2]
Accumulated Depreciation	14,000	[3],[4]
Pizza Hut, San Angelo, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	268,000
Buildings, Fixtures and Improvements	624,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	892,000	[1],[2]
Accumulated Depreciation	14,000	[3],[4]
Pizza Hut, Midland, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	506,000
Buildings, Fixtures and Improvements	619,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,125,000	[1],[2]
Accumulated Depreciation	14,000	[3],[4]
Pizza Hut, Downers Grove, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	504,000
Buildings, Fixtures and Improvements	616,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,120,000	[1],[2]
Accumulated Depreciation	14,000	[3],[4]
Pizza Hut, Detroit, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	501,000
Buildings, Fixtures and Improvements	612,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,113,000	[1],[2]
Accumulated Depreciation	13,000	[3],[4]
Pizza Hut, Newport News, VA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	394,000
Buildings, Fixtures and Improvements	591,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	985,000	[1],[2]
Accumulated Depreciation	13,000	[3],[4]
Pizza Hut, Newport News, VA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	394,000
Buildings, Fixtures and Improvements	591,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	985,000	[1],[2]
Accumulated Depreciation	13,000	[3],[4]
Pizza Hut, Columbia, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	881,000
Buildings, Fixtures and Improvements	588,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,469,000	[1],[2]
Accumulated Depreciation	13,000	[3],[4]
Pizza Hut, Odessa, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	572,000
Buildings, Fixtures and Improvements	572,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,144,000	[1],[2]
Accumulated Depreciation	13,000	[3],[4]
Pizza Hut, Tyler, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	238,000
Buildings, Fixtures and Improvements	555,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	793,000	[1],[2]
Accumulated Depreciation	15,000	[3],[4]
Pizza Hut, San Angelo, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	237,000
Buildings, Fixtures and Improvements	552,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	789,000	[1],[2]
Accumulated Depreciation	12,000	[3],[4]
Pizza Hut, Dearborn, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	284,000
Buildings, Fixtures and Improvements	528,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	812,000	[1],[2]
Accumulated Depreciation	12,000	[3],[4]
Pizza Hut, Aurora, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	281,000
Buildings, Fixtures and Improvements	522,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	803,000	[1],[2]
Accumulated Depreciation	11,000	[3],[4]
Pizza Hut, Cheraw, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	415,000
Buildings, Fixtures and Improvements	507,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	922,000	[1],[2]
Accumulated Depreciation	11,000	[3],[4]
Pizza Hut, Midland, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	414,000
Buildings, Fixtures and Improvements	506,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	920,000	[1],[2]
Accumulated Depreciation	11,000	[3],[4]
Pizza Hut, Louisville, KY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	539,000
Buildings, Fixtures and Improvements	499,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,038,000	[1],[2]
Accumulated Depreciation	14,000	[3],[4]
Pizza Hut, Batesburg, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	261,000
Buildings, Fixtures and Improvements	484,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	745,000	[1],[2]
Accumulated Depreciation	11,000	[3],[4]
Pizza Hut, Greensboro, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	569,000
Buildings, Fixtures and Improvements	465,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,034,000	[1],[2]
Accumulated Depreciation	10,000	[3],[4]
Pizza Hut, Crystal City, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	148,000
Buildings, Fixtures and Improvements	453,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	601,000	[1],[2]
Accumulated Depreciation	13,000	[3],[4]
Pizza Hut, Abilene, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	549,000
Buildings, Fixtures and Improvements	449,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	998,000	[1],[2]
Accumulated Depreciation	10,000	[3],[4]
Pizza Hut, Sweetwater, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	77,000
Buildings, Fixtures and Improvements	435,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	512,000	[1],[2]
Accumulated Depreciation	10,000	[3],[4]
Pizza Hut, Detroit, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	105,000
Buildings, Fixtures and Improvements	421,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	526,000	[1],[2]
Accumulated Depreciation	9,000	[3],[4]
Pizza Hut, Pageland, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	344,000
Buildings, Fixtures and Improvements	420,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	764,000	[1],[2]
Accumulated Depreciation	9,000	[3],[4]
Pizza Hut, West Columbia, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	507,000
Buildings, Fixtures and Improvements	415,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	922,000	[1],[2]
Accumulated Depreciation	9,000	[3],[4]
Pizza Hut, Edgefield, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	221,000
Buildings, Fixtures and Improvements	410,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	631,000	[1],[2]
Accumulated Depreciation	9,000	[3],[4]
Pizza Hut, Coleman, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	69,000
Buildings, Fixtures and Improvements	391,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	460,000	[1],[2]
Accumulated Depreciation	9,000	[3],[4]
Pizza Hut, Stevens Point, WI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	130,000
Buildings, Fixtures and Improvements	390,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	520,000	[1],[2]
Accumulated Depreciation	9,000	[3],[4]
Pizza Hut, Laurens, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	454,000
Buildings, Fixtures and Improvements	371,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	825,000	[1],[2]
Accumulated Depreciation	8,000	[3],[4]
Pizza Hut, Elmira, NY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	199,000
Buildings, Fixtures and Improvements	370,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	569,000	[1],[2]
Accumulated Depreciation	8,000	[3],[4]
Pizza Hut, Wellsville, NY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	123,000
Buildings, Fixtures and Improvements	368,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	491,000	[1],[2]
Accumulated Depreciation	8,000	[3],[4]
Pizza Hut, Ann Arbor, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	119,000
Buildings, Fixtures and Improvements	367,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	486,000	[1],[2]
Accumulated Depreciation	10,000	[3],[4]
Pizza Hut, Bishopville, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	365,000
Buildings, Fixtures and Improvements	365,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	730,000	[1],[2]
Accumulated Depreciation	8,000	[3],[4]
Pizza Hut, Cedar City, UT [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	52,000
Buildings, Fixtures and Improvements	361,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	413,000	[1],[2]
Accumulated Depreciation	10,000	[3],[4]
Pizza Hut, Eatonton, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	353,000
Buildings, Fixtures and Improvements	353,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	706,000	[1],[2]
Accumulated Depreciation	8,000	[3],[4]
Pizza Hut, Saluda, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	346,000
Buildings, Fixtures and Improvements	346,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	692,000	[1],[2]
Accumulated Depreciation	8,000	[3],[4]
Pizza Hut, Hampton, VA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	641,000
Buildings, Fixtures and Improvements	345,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	986,000	[1],[2]
Accumulated Depreciation	8,000	[3],[4]
Pizza Hut, Merrill, WI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	83,000
Buildings, Fixtures and Improvements	331,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	414,000	[1],[2]
Accumulated Depreciation	7,000	[3],[4]
Pizza Hut, Red Bank, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	215,000
Buildings, Fixtures and Improvements	323,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	538,000	[1],[2]
Accumulated Depreciation	7,000	[3],[4]
Pizza Hut, Colonial Heights, VA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	311,000
Buildings, Fixtures and Improvements	311,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	622,000	[1],[2]
Accumulated Depreciation	7,000	[3],[4]
Pizza Hut, Richmond, VA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	311,000
Buildings, Fixtures and Improvements	311,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	622,000	[1],[2]
Accumulated Depreciation	7,000	[3],[4]
Pizza Hut, Seminole, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	53,000
Buildings, Fixtures and Improvements	301,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	354,000	[1],[2]
Accumulated Depreciation	7,000	[3],[4]
Pizza Hut, Tucker, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	192,000
Buildings, Fixtures and Improvements	288,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	480,000	[1],[2]
Accumulated Depreciation	6,000	[3],[4]
Pizza Hut, Front Royal, VA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	191,000
Buildings, Fixtures and Improvements	287,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	478,000	[1],[2]
Accumulated Depreciation	6,000	[3],[4]
Pizza Hut, Mobile, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	127,000
Buildings, Fixtures and Improvements	276,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	403,000	[1],[2]
Accumulated Depreciation	8,000	[3],[4]
Pizza Hut, Dawson, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	131,000
Buildings, Fixtures and Improvements	274,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	405,000	[1],[2]
Accumulated Depreciation	8,000	[3],[4]
Pizza Hut, Lafayette, LA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	68,000
Buildings, Fixtures and Improvements	271,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	339,000	[1],[2]
Accumulated Depreciation	8,000	[3],[4]
Pizza Hut, Oklahoma City, OK [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	268,000
Buildings, Fixtures and Improvements	268,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	536,000	[1],[2]
Accumulated Depreciation	6,000	[3],[4]
Pizza Hut, Page, AZ [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	66,000
Buildings, Fixtures and Improvements	263,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	329,000	[1],[2]
Accumulated Depreciation	6,000	[3],[4]
Pizza Hut, Bowling Green, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	141,000
Buildings, Fixtures and Improvements	262,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	403,000	[1],[2]
Accumulated Depreciation	6,000	[3],[4]
Pizza Hut, Antigo, WI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	45,000
Buildings, Fixtures and Improvements	252,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	297,000	[1],[2]
Accumulated Depreciation	6,000	[3],[4]
Pizza Hut, Santee, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	371,000
Buildings, Fixtures and Improvements	248,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	619,000	[1],[2]
Accumulated Depreciation	5,000	[3],[4]
Pizza Hut, Saint George, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	367,000
Buildings, Fixtures and Improvements	245,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	612,000	[1],[2]
Accumulated Depreciation	5,000	[3],[4]
Pizza Hut, Ashburn, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	102,000
Buildings, Fixtures and Improvements	233,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	335,000	[1],[2]
Accumulated Depreciation	6,000	[3],[4]
Pizza Hut, Box Elder, SD [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	68,000
Buildings, Fixtures and Improvements	217,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	285,000	[1],[2]
Accumulated Depreciation	6,000	[3],[4]
Pizza Hut, Shamokin, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	54,000
Buildings, Fixtures and Improvements	217,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	271,000	[1],[2]
Accumulated Depreciation	5,000	[3],[4]
Pizza Hut, Kanab, UT [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	52,000
Buildings, Fixtures and Improvements	210,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	262,000	[1],[2]
Accumulated Depreciation	5,000	[3],[4]
Pizza Hut, Hayward, WI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	51,000
Buildings, Fixtures and Improvements	205,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	256,000	[1],[2]
Accumulated Depreciation	5,000	[3],[4]
Pizza Hut, Plover, WI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	85,000
Buildings, Fixtures and Improvements	199,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	284,000	[1],[2]
Accumulated Depreciation	4,000	[3],[4]
Pizza Hut, Defiance, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	114,000
Buildings, Fixtures and Improvements	197,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	311,000	[1],[2]
Accumulated Depreciation	5,000	[3],[4]
Pizza Hut, Schofield, WI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	106,000
Buildings, Fixtures and Improvements	196,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	302,000	[1],[2]
Accumulated Depreciation	4,000	[3],[4]
Pizza Hut, Monticello, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	115,000
Buildings, Fixtures and Improvements	195,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	310,000	[1],[2]
Accumulated Depreciation	5,000	[3],[4]
Pizza Hut, Abbotsford, WI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	159,000
Buildings, Fixtures and Improvements	195,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	354,000	[1],[2]
Accumulated Depreciation	4,000	[3],[4]
Pizza Hut, Marietta, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	104,000
Buildings, Fixtures and Improvements	193,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	297,000	[1],[2]
Accumulated Depreciation	4,000	[3],[4]
Pizza Hut, Hurricane, WV [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	126,000
Buildings, Fixtures and Improvements	188,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	314,000	[1],[2]
Accumulated Depreciation	4,000	[3],[4]
Pizza Hut, East Syracuse, NY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	137,000
Buildings, Fixtures and Improvements	185,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	322,000	[1],[2]
Accumulated Depreciation	5,000	[3],[4]
Pizza Hut, Cleveland, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	87,000
Buildings, Fixtures and Improvements	175,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	262,000	[1],[2]
Accumulated Depreciation	5,000	[3],[4]
Pizza Hut, Toledo, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	58,000
Buildings, Fixtures and Improvements	173,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	231,000	[1],[2]
Accumulated Depreciation	5,000	[3],[4]
Pizza Hut, Sandusky, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	140,000
Buildings, Fixtures and Improvements	171,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	311,000	[1],[2]
Accumulated Depreciation	4,000	[3],[4]
Pizza Hut, Abilene, TX 1 [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	397,000
Buildings, Fixtures and Improvements	170,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	567,000	[1],[2]
Accumulated Depreciation	4,000	[3],[4]
Pizza Hut, Ronceverte, WV [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	66,000
Buildings, Fixtures and Improvements	162,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	228,000	[1],[2]
Accumulated Depreciation	4,000	[3],[4]
Pizza Hut, Eagle River, WI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	28,000
Buildings, Fixtures and Improvements	159,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	187,000	[1],[2]
Accumulated Depreciation	3,000	[3],[4]
Pizza Hut, Middleburg Heights, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	128,000
Buildings, Fixtures and Improvements	156,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	284,000	[1],[2]
Accumulated Depreciation	3,000	[3],[4]
Pizza Hut, North Olmsted, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	122,000
Buildings, Fixtures and Improvements	153,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	275,000	[1],[2]
Accumulated Depreciation	4,000	[3],[4]
Pizza Hut, Cross Lanes, WV [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	122,000
Buildings, Fixtures and Improvements	149,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	271,000	[1],[2]
Accumulated Depreciation	3,000	[3],[4]
Pizza Hut, Beckley, WV [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	160,000
Buildings, Fixtures and Improvements	131,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	291,000	[1],[2]
Accumulated Depreciation	3,000	[3],[4]
Pizza Hut, Stamford, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	38,000
Buildings, Fixtures and Improvements	115,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	153,000	[1],[2]
Accumulated Depreciation	3,000	[3],[4]
Pizza Hut, Norwalk, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	77,000
Buildings, Fixtures and Improvements	115,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	192,000	[1],[2]
Accumulated Depreciation	3,000	[3],[4]
Pizza Hut, Ballinger, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	34,000
Buildings, Fixtures and Improvements	109,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	143,000	[1],[2]
Accumulated Depreciation	3,000	[3],[4]
Pizza Hut, Strongsville, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	74,000
Buildings, Fixtures and Improvements	108,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	182,000	[1],[2]
Accumulated Depreciation	3,000	[3],[4]
Pizza Hut, Neillsville, WI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	35,000
Buildings, Fixtures and Improvements	106,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	141,000	[1],[2]
Accumulated Depreciation	2,000	[3],[4]
Pizza Hut, Milton, WV [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	24,000
Buildings, Fixtures and Improvements	96,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	120,000	[1],[2]
Accumulated Depreciation	2,000	[3],[4]
Pizza Hut, Waupaca, WI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	61,000
Buildings, Fixtures and Improvements	91,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	152,000	[1],[2]
Accumulated Depreciation	2,000	[3],[4]
Pizza Hut, Tomahawk, WI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	35,000
Buildings, Fixtures and Improvements	81,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	116,000	[1],[2]
Accumulated Depreciation	2,000	[3],[4]
Pizza Hut, Nedrow, NY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	55,000
Buildings, Fixtures and Improvements	80,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	135,000	[1],[2]
Accumulated Depreciation	2,000	[3],[4]
Pizza Hut, Clintonville, WI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	208,000
Buildings, Fixtures and Improvements	69,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	277,000	[1],[2]
Accumulated Depreciation	2,000	[3],[4]
Pizza Hut, Rochester, NY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	62,000
Buildings, Fixtures and Improvements	62,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	124,000	[1],[2]
Accumulated Depreciation	1,000	[3],[4]
Pizza Hut, Lambertville, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	110,000
Buildings, Fixtures and Improvements	6,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	116,000	[1],[2]
Accumulated Depreciation	0	[3],[4]
Pizza Hut, Huntington, WV [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	190,000
Buildings, Fixtures and Improvements	4,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	194,000	[1],[2]
Accumulated Depreciation	0	[3],[4]
Pizza Hut, Adrian, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	265,000
Buildings, Fixtures and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	265,000	[1],[2]
Accumulated Depreciation	0	[3],[4]
Pizza Hut, Monroe, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	220,000
Buildings, Fixtures and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	220,000	[1],[2]
Accumulated Depreciation	0	[3],[4]
Pizza Hut, Bedford, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	183,000
Buildings, Fixtures and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	183,000	[1],[2]
Accumulated Depreciation	0	[3],[4]
Ponderosa, Indiana, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	676,000
Buildings, Fixtures and Improvements	1,255,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,931,000	[1],[2]
Accumulated Depreciation	31,000	[3],[4]
Ponderosa, Massena, NY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	190,000
Buildings, Fixtures and Improvements	570,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	760,000	[1],[2]
Accumulated Depreciation	14,000	[3],[4]
Ponderosa, Scottsburg, IN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	430,000
Buildings, Fixtures and Improvements	141,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	571,000	[1],[2]
Accumulated Depreciation	4,000	[3],[4]
Popeyes, Marksville, LA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	487,000
Buildings, Fixtures and Improvements	1,129,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,616,000	[1],[2]
Accumulated Depreciation	31,000	[3],[4]
Popeyes, Tampa, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	673,000
Buildings, Fixtures and Improvements	1,065,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,738,000	[1],[2]
Accumulated Depreciation	30,000	[3],[4]
Popeyes, Winter Haven, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	484,000
Buildings, Fixtures and Improvements	1,001,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,485,000	[1],[2]
Accumulated Depreciation	28,000	[3],[4]
Popeyes, Greenville, MS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	513,000
Buildings, Fixtures and Improvements	977,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,490,000	[1],[2]
Accumulated Depreciation	27,000	[3],[4]
Popeyes, Brandon, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	776,000
Buildings, Fixtures and Improvements	961,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,737,000	[1],[2]
Accumulated Depreciation	27,000	[3],[4]
Popeyes, Jacksonville, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	781,000
Buildings, Fixtures and Improvements	955,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,736,000	[1],[2]
Accumulated Depreciation	21,000	[3],[4]
Popeyes, Orlando, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	782,000
Buildings, Fixtures and Improvements	955,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,737,000	[1],[2]
Accumulated Depreciation	21,000	[3],[4]
Popeyes, Lafayette, LA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	473,000
Buildings, Fixtures and Improvements	901,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,374,000	[1],[2]
Accumulated Depreciation	25,000	[3],[4]
Popeyes, Lafayette, LA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	434,000
Buildings, Fixtures and Improvements	899,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,333,000	[1],[2]
Accumulated Depreciation	25,000	[3],[4]
Popeyes, Eunice, LA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	382,000
Buildings, Fixtures and Improvements	891,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,273,000	[1],[2]
Accumulated Depreciation	20,000	[3],[4]
Popeyes, Orange, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	456,000
Buildings, Fixtures and Improvements	847,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,303,000	[1],[2]
Accumulated Depreciation	19,000	[3],[4]
Popeyes, Lakeland, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	830,000
Buildings, Fixtures and Improvements	830,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,660,000	[1],[2]
Accumulated Depreciation	18,000	[3],[4]
Popeyes, Bayou Vista, LA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	375,000
Buildings, Fixtures and Improvements	709,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,084,000	[1],[2]
Accumulated Depreciation	20,000	[3],[4]
Popeyes, Nederland, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	445,000
Buildings, Fixtures and Improvements	668,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,113,000	[1],[2]
Accumulated Depreciation	15,000	[3],[4]
Popeyes, Omaha, NE [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	264,000
Buildings, Fixtures and Improvements	615,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	879,000	[1],[2]
Accumulated Depreciation	14,000	[3],[4]
Popeyes, Port Arthur, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	408,000
Buildings, Fixtures and Improvements	589,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	997,000	[1],[2]
Accumulated Depreciation	16,000	[3],[4]
Popeyes, Franklin, LA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	283,000
Buildings, Fixtures and Improvements	538,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	821,000	[1],[2]
Accumulated Depreciation	15,000	[3],[4]
Popeyes, Austin, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,216,000
Buildings, Fixtures and Improvements	533,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,749,000	[1],[2]
Accumulated Depreciation	15,000	[3],[4]
Popeyes, Omaha, NE [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	343,000
Buildings, Fixtures and Improvements	515,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	858,000	[1],[2]
Accumulated Depreciation	11,000	[3],[4]
Popeyes, Saint Louis, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	248,000
Buildings, Fixtures and Improvements	460,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	708,000	[1],[2]
Accumulated Depreciation	13,000	[3],[4]
Popeyes, Saint Louis, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	288,000
Buildings, Fixtures and Improvements	431,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	719,000	[1],[2]
Accumulated Depreciation	9,000	[3],[4]
Popeyes, Baton Rouge, LA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	323,000
Buildings, Fixtures and Improvements	394,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	717,000	[1],[2]
Accumulated Depreciation	9,000	[3],[4]
Popeyes, Ferguson, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	128,000
Buildings, Fixtures and Improvements	383,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	511,000	[1],[2]
Accumulated Depreciation	8,000	[3],[4]
Popeyes, Miami, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	220,000
Buildings, Fixtures and Improvements	330,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	550,000	[1],[2]
Accumulated Depreciation	7,000	[3],[4]
Popeyes, Houston, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	295,000
Buildings, Fixtures and Improvements	241,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	536,000	[1],[2]
Accumulated Depreciation	5,000	[3],[4]
Popeyes, Portsmouth, VA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	369,000
Buildings, Fixtures and Improvements	230,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	599,000	[1],[2]
Accumulated Depreciation	6,000	[3],[4]
Popeyes, Houston, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	278,000
Buildings, Fixtures and Improvements	227,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	505,000	[1],[2]
Accumulated Depreciation	5,000	[3],[4]
Popeyes, Newport News, VA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	381,000
Buildings, Fixtures and Improvements	217,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	598,000	[1],[2]
Accumulated Depreciation	6,000	[3],[4]
Popeyes, Houston, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	111,000
Buildings, Fixtures and Improvements	166,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	277,000	[1],[2]
Accumulated Depreciation	4,000	[3],[4]
Quincy's Family Steakhouse, Monroe, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	560,000
Buildings, Fixtures and Improvements	458,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,018,000	[1],[2]
Accumulated Depreciation	11,000	[3],[4]
Rally's, Indianapolis, IN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	1,168,000
Buildings, Fixtures and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,168,000	[1],[2]
Accumulated Depreciation	0	[3],[4]
Rally's, Indianapolis, IN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	1,168,000
Buildings, Fixtures and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,168,000	[1],[2]
Accumulated Depreciation	0	[3],[4]
Rancho Grande Grill, Andalusia, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	94,000
Buildings, Fixtures and Improvements	251,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	345,000	[1],[2]
Accumulated Depreciation	7,000	[3],[4]
Rite Aid, Burton, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	128,000
Buildings, Fixtures and Improvements	2,541,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,669,000	[1],[2]
Accumulated Depreciation	63,000	[3],[4]
Rite Aid, Wilson, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	573,000
Buildings, Fixtures and Improvements	1,337,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,910,000	[1],[2]
Accumulated Depreciation	33,000	[3],[4]
Rite Aid, Adams, MA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	300,000
Buildings, Fixtures and Improvements	1,200,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,500,000	[1],[2]
Accumulated Depreciation	30,000	[3],[4]
Rolls-Royce Corporation, Indianapolis, IN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	5,770,000
Buildings, Fixtures and Improvements	64,063,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	69,833,000	[1],[2]
Accumulated Depreciation	2,100,000	[3],[4]
Rubbermaid, Brimfield, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	1,552,000
Buildings, Fixtures and Improvements	29,485,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	31,037,000	[1],[2]
Accumulated Depreciation	1,650,000	[3],[4]
Rubbermaid, Bowling Green, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	714,000
Buildings, Fixtures and Improvements	13,560,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	14,274,000	[1],[2]
Accumulated Depreciation	345,000	[3],[4]
Saltwater Willy's, Grapevine, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	572,000
Buildings, Fixtures and Improvements	868,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,440,000	[1],[2]
Accumulated Depreciation	25,000	[3],[4]
Schlotzsky's Deli, Colorado Springs, CO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	530,000
Buildings, Fixtures and Improvements	530,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,060,000	[1],[2]
Accumulated Depreciation	15,000	[3],[4]
Schlotzsky's Deli, Louisville, KY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	321,000
Buildings, Fixtures and Improvements	342,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	663,000	[1],[2]
Accumulated Depreciation	9,000	[3],[4]
Senor Panchos, Orrville, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	99,000
Buildings, Fixtures and Improvements	176,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	275,000	[1],[2]
Accumulated Depreciation	5,000	[3],[4]
Shoney's, Grenada, MS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	270,000
Buildings, Fixtures and Improvements	809,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,079,000	[1],[2]
Accumulated Depreciation	18,000	[3],[4]
Shoney's, Columbia, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	446,000
Buildings, Fixtures and Improvements	545,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	991,000	[1],[2]
Accumulated Depreciation	12,000	[3],[4]
Shoney's, West Columbia, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	392,000
Buildings, Fixtures and Improvements	262,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	654,000	[1],[2]
Accumulated Depreciation	6,000	[3],[4]
Snowflake Donut Shop, Gun Barrel City, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	241,000
Buildings, Fixtures and Improvements	383,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	624,000	[1],[2]
Accumulated Depreciation	11,000	[3],[4]
Sonic Drive-In, Crystal River, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	107,000
Buildings, Fixtures and Improvements	322,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	429,000	[1],[2]
Accumulated Depreciation	7,000	[3],[4]
Sonic Drive-In, Mulberry, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	165,000
Buildings, Fixtures and Improvements	298,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	463,000	[1],[2]
Accumulated Depreciation	8,000	[3],[4]
Sonic Drive-In, Wadesboro, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	137,000
Buildings, Fixtures and Improvements	266,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	403,000	[1],[2]
Accumulated Depreciation	7,000	[3],[4]
Sonic Drive-In, Spring Hill, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	79,000
Buildings, Fixtures and Improvements	252,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	331,000	[1],[2]
Accumulated Depreciation	7,000	[3],[4]
Sonny's BBQ, Venice, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	338,000
Buildings, Fixtures and Improvements	507,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	845,000	[1],[2]
Accumulated Depreciation	13,000	[3],[4]
Sports Wings, Sumter, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	73,000
Buildings, Fixtures and Improvements	109,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	182,000	[1],[2]
Accumulated Depreciation	2,000	[3],[4]
Stripes Gas & Convenience, Rio Hondo, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	293,000
Buildings, Fixtures and Improvements	2,640,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,933,000	[1],[2]
Accumulated Depreciation	136,000	[3],[4]
Stripes Gas & Convenience, Pharr, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	281,000
Buildings, Fixtures and Improvements	2,531,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,812,000	[1],[2]
Accumulated Depreciation	130,000	[3],[4]
Stripes Gas & Convenience, Andrews, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	406,000
Buildings, Fixtures and Improvements	2,302,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,708,000	[1],[2]
Accumulated Depreciation	119,000	[3],[4]
Stripes Gas & Convenience, La Feria, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	219,000
Buildings, Fixtures and Improvements	1,970,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,189,000	[1],[2]
Accumulated Depreciation	101,000	[3],[4]
Sun Trust Bank, Waldorf, MD [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	523,000
Buildings, Fixtures and Improvements	2,962,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,485,000	[1],[2]
Accumulated Depreciation	119,000	[3],[4]
Sun Trust Bank, Mocksville, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	978,000
Buildings, Fixtures and Improvements	2,933,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,911,000	[1],[2]
Accumulated Depreciation	118,000	[3],[4]
Sun Trust Bank, Annapolis, MD [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	2,653,000
Buildings, Fixtures and Improvements	2,170,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	4,823,000	[1],[2]
Accumulated Depreciation	48,000	[3],[4]
Sun Trust Bank, Richmond, VA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	224,000
Buildings, Fixtures and Improvements	2,012,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,236,000	[1],[2]
Accumulated Depreciation	81,000	[3],[4]
Sun Trust Bank, Tallahassee, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	828,000
Buildings, Fixtures and Improvements	1,933,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,761,000	[1],[2]
Accumulated Depreciation	78,000	[3],[4]
Sun Trust Bank, Dunedin, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	479,000
Buildings, Fixtures and Improvements	1,917,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,396,000	[1],[2]
Accumulated Depreciation	77,000	[3],[4]
Sun Trust Bank, Monroe, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	204,000
Buildings, Fixtures and Improvements	1,837,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,041,000	[1],[2]
Accumulated Depreciation	74,000	[3],[4]
Sun Trust Bank, Plant City, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	751,000
Buildings, Fixtures and Improvements	1,753,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,504,000	[1],[2]
Accumulated Depreciation	70,000	[3],[4]
Sun Trust Bank, Destin, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	572,000
Buildings, Fixtures and Improvements	1,717,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,289,000	[1],[2]
Accumulated Depreciation	69,000	[3],[4]
Sun Trust Bank, Jesup, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	184,000
Buildings, Fixtures and Improvements	1,657,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,841,000	[1],[2]
Accumulated Depreciation	67,000	[3],[4]
Sun Trust Bank, Atlanta, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	1,018,000
Buildings, Fixtures and Improvements	1,527,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,545,000	[1],[2]
Accumulated Depreciation	61,000	[3],[4]
Sun Trust Bank, Coral Springs, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	654,000
Buildings, Fixtures and Improvements	1,525,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,179,000	[1],[2]
Accumulated Depreciation	61,000	[3],[4]
Sun Trust Bank, Rocky Mount, VA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	265,000
Buildings, Fixtures and Improvements	1,504,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,769,000	[1],[2]
Accumulated Depreciation	47,000	[3],[4]
Sun Trust Bank, Dunwoody, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	1,784,000
Buildings, Fixtures and Improvements	1,460,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,244,000	[1],[2]
Accumulated Depreciation	59,000	[3],[4]
Sun Trust Bank, Melbourne, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	464,000
Buildings, Fixtures and Improvements	1,392,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,856,000	[1],[2]
Accumulated Depreciation	56,000	[3],[4]
Sun Trust Bank, Durham, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	747,000
Buildings, Fixtures and Improvements	1,388,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,135,000	[1],[2]
Accumulated Depreciation	56,000	[3],[4]
Sun Trust Bank, North Port, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	460,000
Buildings, Fixtures and Improvements	1,381,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,841,000	[1],[2]
Accumulated Depreciation	55,000	[3],[4]
Sun Trust Bank, Hudson, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	448,000
Buildings, Fixtures and Improvements	1,345,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,793,000	[1],[2]
Accumulated Depreciation	54,000	[3],[4]
Sun Trust Bank, Port Orange, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	563,000
Buildings, Fixtures and Improvements	1,314,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,877,000	[1],[2]
Accumulated Depreciation	53,000	[3],[4]
Sun Trust Bank, Nashville, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	1,598,000
Buildings, Fixtures and Improvements	1,308,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,906,000	[1],[2]
Accumulated Depreciation	53,000	[3],[4]
Sun Trust Bank, Chattanooga, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	223,000
Buildings, Fixtures and Improvements	1,263,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,486,000	[1],[2]
Accumulated Depreciation	51,000	[3],[4]
Sun Trust Bank, Palm Harbor, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	535,000
Buildings, Fixtures and Improvements	1,249,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,784,000	[1],[2]
Accumulated Depreciation	50,000	[3],[4]
Sun Trust Bank, Bowdon, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	416,000
Buildings, Fixtures and Improvements	1,247,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,663,000	[1],[2]
Accumulated Depreciation	50,000	[3],[4]
Sun Trust Bank, Orlando, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	805,000
Buildings, Fixtures and Improvements	1,208,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,013,000	[1],[2]
Accumulated Depreciation	49,000	[3],[4]
Sun Trust Bank, Madison, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	286,000
Buildings, Fixtures and Improvements	1,143,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,429,000	[1],[2]
Accumulated Depreciation	46,000	[3],[4]
Sun Trust Bank, Miami, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	1,393,000
Buildings, Fixtures and Improvements	1,140,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,533,000	[1],[2]
Accumulated Depreciation	46,000	[3],[4]
Sun Trust Bank, Lakeland, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	598,000
Buildings, Fixtures and Improvements	1,110,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,708,000	[1],[2]
Accumulated Depreciation	45,000	[3],[4]
Sun Trust Bank, South Daytona Beach, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	592,000
Buildings, Fixtures and Improvements	1,099,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,691,000	[1],[2]
Accumulated Depreciation	44,000	[3],[4]
Sun Trust Bank, Port Orange, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	590,000
Buildings, Fixtures and Improvements	1,095,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,685,000	[1],[2]
Accumulated Depreciation	44,000	[3],[4]
Sun Trust Bank, Anderson, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	574,000
Buildings, Fixtures and Improvements	1,065,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,639,000	[1],[2]
Accumulated Depreciation	43,000	[3],[4]
Sun Trust Bank, West Palm Beach, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	1,026,000
Buildings, Fixtures and Improvements	1,026,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,052,000	[1],[2]
Accumulated Depreciation	41,000	[3],[4]
Sun Trust Bank, Frederick, MD [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	991,000
Buildings, Fixtures and Improvements	991,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,982,000	[1],[2]
Accumulated Depreciation	35,000	[3],[4]
Sun Trust Bank, Roswell, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	1,425,000
Buildings, Fixtures and Improvements	950,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,375,000	[1],[2]
Accumulated Depreciation	38,000	[3],[4]
Sun Trust Bank, Ellicott City, MD [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	1,728,000
Buildings, Fixtures and Improvements	931,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,659,000	[1],[2]
Accumulated Depreciation	37,000	[3],[4]
Sun Trust Bank, Belmont, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	616,000
Buildings, Fixtures and Improvements	924,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,540,000	[1],[2]
Accumulated Depreciation	37,000	[3],[4]
Sun Trust Bank, Lexington, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	447,000
Buildings, Fixtures and Improvements	831,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,278,000	[1],[2]
Accumulated Depreciation	33,000	[3],[4]
Sun Trust Bank, Kissimmee, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	1,167,000
Buildings, Fixtures and Improvements	778,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,945,000	[1],[2]
Accumulated Depreciation	31,000	[3],[4]
Sun Trust Bank, Greensboro, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	403,000
Buildings, Fixtures and Improvements	748,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,151,000	[1],[2]
Accumulated Depreciation	30,000	[3],[4]
Sun Trust Bank, Travelers Rest, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	746,000
Buildings, Fixtures and Improvements	746,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,492,000	[1],[2]
Accumulated Depreciation	30,000	[3],[4]
Sun Trust Bank, St. Simons Island, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	1,363,000
Buildings, Fixtures and Improvements	734,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,097,000	[1],[2]
Accumulated Depreciation	29,000	[3],[4]
Sun Trust Bank, Pensacola, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	886,000
Buildings, Fixtures and Improvements	725,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,611,000	[1],[2]
Accumulated Depreciation	29,000	[3],[4]
Sun Trust Bank, Concord, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	707,000
Buildings, Fixtures and Improvements	707,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,414,000	[1],[2]
Accumulated Depreciation	28,000	[3],[4]
Sun Trust Bank, Lake Wales, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	671,000
Buildings, Fixtures and Improvements	671,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,342,000	[1],[2]
Accumulated Depreciation	27,000	[3],[4]
Sun Trust Bank, Raleigh, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	658,000
Buildings, Fixtures and Improvements	658,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,316,000	[1],[2]
Accumulated Depreciation	26,000	[3],[4]
Sun Trust Bank, Zebulon, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	515,000
Buildings, Fixtures and Improvements	630,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,145,000	[1],[2]
Accumulated Depreciation	25,000	[3],[4]
Sun Trust Bank, Nashville, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	613,000
Buildings, Fixtures and Improvements	613,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,226,000	[1],[2]
Accumulated Depreciation	25,000	[3],[4]
Sun Trust Bank, Belton, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	473,000
Buildings, Fixtures and Improvements	578,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,051,000	[1],[2]
Accumulated Depreciation	23,000	[3],[4]
Sun Trust Bank, Burlington, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	446,000
Buildings, Fixtures and Improvements	545,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	991,000	[1],[2]
Accumulated Depreciation	22,000	[3],[4]
Sun Trust Bank, Oakboro, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	360,000
Buildings, Fixtures and Improvements	540,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	900,000	[1],[2]
Accumulated Depreciation	12,000	[3],[4]
Sun Trust Bank, Carrboro, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	512,000
Buildings, Fixtures and Improvements	512,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,024,000	[1],[2]
Accumulated Depreciation	21,000	[3],[4]
Sun Trust Bank, Cheriton, VA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	90,000
Buildings, Fixtures and Improvements	510,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	600,000	[1],[2]
Accumulated Depreciation	21,000	[3],[4]
Sun Trust Bank, Atlanta, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	1,435,000
Buildings, Fixtures and Improvements	478,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,913,000	[1],[2]
Accumulated Depreciation	19,000	[3],[4]
Sun Trust Bank, Lynchburg, VA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	251,000
Buildings, Fixtures and Improvements	466,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	717,000	[1],[2]
Accumulated Depreciation	19,000	[3],[4]
Sun Trust Bank, Dunnellon, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	82,000
Buildings, Fixtures and Improvements	463,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	545,000	[1],[2]
Accumulated Depreciation	19,000	[3],[4]
Sun Trust Bank, Norfolk, VA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	656,000
Buildings, Fixtures and Improvements	437,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,093,000	[1],[2]
Accumulated Depreciation	18,000	[3],[4]
Sun Trust Bank, Richmond, VA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	277,000
Buildings, Fixtures and Improvements	416,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	693,000	[1],[2]
Accumulated Depreciation	17,000	[3],[4]
Sun Trust Bank, Matthews, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	382,000
Buildings, Fixtures and Improvements	382,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	764,000	[1],[2]
Accumulated Depreciation	15,000	[3],[4]
Sun Trust Bank, Yadkinville, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	200,000
Buildings, Fixtures and Improvements	371,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	571,000	[1],[2]
Accumulated Depreciation	15,000	[3],[4]
Sun Trust Bank, Petersburg, VA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	102,000
Buildings, Fixtures and Improvements	306,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	408,000	[1],[2]
Accumulated Depreciation	12,000	[3],[4]
Sun Trust Bank, Nashville, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	567,000
Buildings, Fixtures and Improvements	305,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	872,000	[1],[2]
Accumulated Depreciation	7,000	[3],[4]
Sun Trust Bank, La Vergne, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	171,000
Buildings, Fixtures and Improvements	209,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	380,000	[1],[2]
Accumulated Depreciation	8,000	[3],[4]
T.G.I. Friday's, Warwick, RI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,228,000
Buildings, Fixtures and Improvements	2,775,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	4,003,000	[1],[2]
Accumulated Depreciation	80,000	[3],[4]
T.G.I. Friday's, Kentwood, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	281,000
Buildings, Fixtures and Improvements	2,533,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,814,000	[1],[2]
Accumulated Depreciation	63,000	[3],[4]
T.G.I. Friday's, Bismarck, ND [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	1,038,000
Buildings, Fixtures and Improvements	1,928,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,966,000	[1],[2]
Accumulated Depreciation	48,000	[3],[4]
T.G.I. Friday's, Blasdell, NY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	1,215,000
Buildings, Fixtures and Improvements	1,913,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,128,000	[1],[2]
Accumulated Depreciation	55,000	[3],[4]
T.G.I. Friday's, Ann Arbor, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	547,000
Buildings, Fixtures and Improvements	1,640,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,187,000	[1],[2]
Accumulated Depreciation	41,000	[3],[4]
T.G.I. Friday's, Royal Palm Beach, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	1,530,000
Buildings, Fixtures and Improvements	1,530,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,060,000	[1],[2]
Accumulated Depreciation	38,000	[3],[4]
T.G.I. Friday's, Rochester, MN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	1,347,000
Buildings, Fixtures and Improvements	1,102,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,449,000	[1],[2]
Accumulated Depreciation	27,000	[3],[4]
T.G.I. Friday's, Novi, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	1,042,000
Buildings, Fixtures and Improvements	1,042,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,084,000	[1],[2]
Accumulated Depreciation	26,000	[3],[4]
Taco Bell, Vacaville, CA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	522,000
Buildings, Fixtures and Improvements	1,513,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,035,000	[1],[2]
Accumulated Depreciation	42,000	[3],[4]
Taco Bell, Suisun City, CA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	355,000
Buildings, Fixtures and Improvements	1,419,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,774,000	[1],[2]
Accumulated Depreciation	31,000	[3],[4]
Taco Bell, Vacaville, CA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	1,184,000
Buildings, Fixtures and Improvements	1,375,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,559,000	[1],[2]
Accumulated Depreciation	38,000	[3],[4]
Taco Bell, Fairfield, CA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	500,000
Buildings, Fixtures and Improvements	1,327,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,827,000	[1],[2]
Accumulated Depreciation	37,000	[3],[4]
Taco Bell, Rancho Cucamonga, CA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	415,000
Buildings, Fixtures and Improvements	1,210,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,625,000	[1],[2]
Accumulated Depreciation	34,000	[3],[4]
Taco Bell, Corona, CA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	306,000
Buildings, Fixtures and Improvements	1,138,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,444,000	[1],[2]
Accumulated Depreciation	32,000	[3],[4]
Taco Bell, North Corbin, KY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	139,000
Buildings, Fixtures and Improvements	1,082,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,221,000	[1],[2]
Accumulated Depreciation	30,000	[3],[4]
Taco Bell, Cullman, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	375,000
Buildings, Fixtures and Improvements	1,053,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,428,000	[1],[2]
Accumulated Depreciation	29,000	[3],[4]
Taco Bell, Fontana, CA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	524,000
Buildings, Fixtures and Improvements	1,016,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,540,000	[1],[2]
Accumulated Depreciation	28,000	[3],[4]
Taco Bell, Moreno Valley, CA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	367,000
Buildings, Fixtures and Improvements	998,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,365,000	[1],[2]
Accumulated Depreciation	28,000	[3],[4]
Taco Bell, Marion, IN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	496,000
Buildings, Fixtures and Improvements	921,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,417,000	[1],[2]
Accumulated Depreciation	20,000	[3],[4]
Taco Bell, Winfield, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	278,000
Buildings, Fixtures and Improvements	834,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,112,000	[1],[2]
Accumulated Depreciation	18,000	[3],[4]
Taco Bell, Westerville, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	354,000
Buildings, Fixtures and Improvements	827,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,181,000	[1],[2]
Accumulated Depreciation	18,000	[3],[4]
Taco Bell, Jasper, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	445,000
Buildings, Fixtures and Improvements	814,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,259,000	[1],[2]
Accumulated Depreciation	23,000	[3],[4]
Taco Bell, Dora, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	348,000
Buildings, Fixtures and Improvements	813,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,161,000	[1],[2]
Accumulated Depreciation	18,000	[3],[4]
Taco Bell, Hilliard, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	424,000
Buildings, Fixtures and Improvements	787,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,211,000	[1],[2]
Accumulated Depreciation	17,000	[3],[4]
Taco Bell, Hartselle, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	378,000
Buildings, Fixtures and Improvements	781,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,159,000	[1],[2]
Accumulated Depreciation	22,000	[3],[4]
Taco Bell, Albertville, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	419,000
Buildings, Fixtures and Improvements	778,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,197,000	[1],[2]
Accumulated Depreciation	17,000	[3],[4]
Taco Bell, Dayton, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	129,000
Buildings, Fixtures and Improvements	732,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	861,000	[1],[2]
Accumulated Depreciation	16,000	[3],[4]
Taco Bell, Pickerington, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	470,000
Buildings, Fixtures and Improvements	705,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,175,000	[1],[2]
Accumulated Depreciation	15,000	[3],[4]
Taco Bell, Detroit, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	124,000
Buildings, Fixtures and Improvements	704,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	828,000	[1],[2]
Accumulated Depreciation	15,000	[3],[4]
Taco Bell, Warrior, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	364,000
Buildings, Fixtures and Improvements	675,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,039,000	[1],[2]
Accumulated Depreciation	15,000	[3],[4]
Taco Bell, Marysville, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	412,000
Buildings, Fixtures and Improvements	618,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,030,000	[1],[2]
Accumulated Depreciation	14,000	[3],[4]
Taco Bell, Anniston, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	80,000
Buildings, Fixtures and Improvements	609,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	689,000	[1],[2]
Accumulated Depreciation	17,000	[3],[4]
Taco Bell, Kennesaw, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	162,000
Buildings, Fixtures and Improvements	601,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	763,000	[1],[2]
Accumulated Depreciation	17,000	[3],[4]
Taco Bell, Moraine, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	280,000
Buildings, Fixtures and Improvements	505,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	785,000	[1],[2]
Accumulated Depreciation	14,000	[3],[4]
Taco Bell / KFC, Milwaukee, WI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	533,000
Buildings, Fixtures and Improvements	1,055,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,588,000	[1],[2]
Accumulated Depreciation	29,000	[3],[4]
Taco Bell / Pizza Hut, Rubidoux, CA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	415,000
Buildings, Fixtures and Improvements	1,223,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,638,000	[1],[2]
Accumulated Depreciation	34,000	[3],[4]
Taco Bell / Pizza Hut, Montclair, CA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	322,000
Buildings, Fixtures and Improvements	900,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,222,000	[1],[2]
Accumulated Depreciation	25,000	[3],[4]
Taco Bueno, Arlington, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	597,000
Buildings, Fixtures and Improvements	895,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,492,000	[1],[2]
Accumulated Depreciation	20,000	[3],[4]
Taco Bueno, Waco, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	595,000
Buildings, Fixtures and Improvements	893,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,488,000	[1],[2]
Accumulated Depreciation	20,000	[3],[4]
Taco Bueno, Waco, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	595,000
Buildings, Fixtures and Improvements	892,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,487,000	[1],[2]
Accumulated Depreciation	20,000	[3],[4]
Taco Bueno, Hutchinson, KS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	561,000
Buildings, Fixtures and Improvements	841,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,402,000	[1],[2]
Accumulated Depreciation	18,000	[3],[4]
Taco Bueno, Springfield, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	753,000
Buildings, Fixtures and Improvements	753,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,506,000	[1],[2]
Accumulated Depreciation	17,000	[3],[4]
Taco Bueno, Belton, MO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	476,000
Buildings, Fixtures and Improvements	701,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,177,000	[1],[2]
Accumulated Depreciation	19,000	[3],[4]
Taco Bueno, Frisco, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	601,000
Buildings, Fixtures and Improvements	577,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,178,000	[1],[2]
Accumulated Depreciation	16,000	[3],[4]
Taco Bueno, North Richland Hills, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	423,000
Buildings, Fixtures and Improvements	567,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	990,000	[1],[2]
Accumulated Depreciation	16,000	[3],[4]
Taco Bueno, Lubbock, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	228,000
Buildings, Fixtures and Improvements	561,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	789,000	[1],[2]
Accumulated Depreciation	16,000	[3],[4]
Talbots, Lakeville, MA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	6,302,000
Buildings, Fixtures and Improvements	25,199,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	31,501,000	[1],[2]
Accumulated Depreciation	897,000	[3],[4]
Texas Roadhouse, Kenosha, WI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	1,061,000
Buildings, Fixtures and Improvements	1,835,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,896,000	[1],[2]
Accumulated Depreciation	53,000	[3],[4]
Tire Warehouse, Bangor, ME [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	289,000
Buildings, Fixtures and Improvements	1,400,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,689,000	[1],[2]
Accumulated Depreciation	39,000	[3],[4]
Tire Warehouse, Fitchburg, MA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	203,000
Buildings, Fixtures and Improvements	704,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	907,000	[1],[2]
Accumulated Depreciation	20,000	[3],[4]
TitleMax, Gainesville, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	221,000
Buildings, Fixtures and Improvements	270,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	491,000	[1],[2]
Accumulated Depreciation	7,000	[3],[4]
Tommy Addison's, Edgewood, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	366,000
Buildings, Fixtures and Improvements	447,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	813,000	[1],[2]
Accumulated Depreciation	11,000	[3],[4]
Tractor Supply, Los Banos, CA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	1,213,000
Buildings, Fixtures and Improvements	3,638,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	4,851,000	[1],[2]
Accumulated Depreciation	145,000	[3],[4]
Tractor Supply, Mims, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	310,000
Buildings, Fixtures and Improvements	2,787,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,097,000	[1],[2]
Accumulated Depreciation	33,000	[3],[4]
Tractor Supply, Plaistow, NH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	638,000
Buildings, Fixtures and Improvements	2,552,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	3,190,000	[1],[2]
Accumulated Depreciation	30,000	[3],[4]
Tracy's Seafood, Port Arthur, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	43,000
Buildings, Fixtures and Improvements	72,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	115,000	[1],[2]
Accumulated Depreciation	2,000	[3],[4]
Tumbleweed, Zanesville, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	639,000
Buildings, Fixtures and Improvements	1,491,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,130,000	[1],[2]
Accumulated Depreciation	37,000	[3],[4]
Tumbleweed, Owenboro, KY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	355,000
Buildings, Fixtures and Improvements	1,420,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,775,000	[1],[2]
Accumulated Depreciation	35,000	[3],[4]
Tumbleweed, Louisville, KY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	468,000
Buildings, Fixtures and Improvements	1,404,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,872,000	[1],[2]
Accumulated Depreciation	35,000	[3],[4]
Tumbleweed, Terre Haute, IN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	434,000
Buildings, Fixtures and Improvements	1,303,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,737,000	[1],[2]
Accumulated Depreciation	32,000	[3],[4]
Tumbleweed, Springfield, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	549,000
Buildings, Fixtures and Improvements	1,280,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,829,000	[1],[2]
Accumulated Depreciation	32,000	[3],[4]
Tumbleweed, Bellefontaine, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	234,000
Buildings, Fixtures and Improvements	938,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,172,000	[1],[2]
Accumulated Depreciation	23,000	[3],[4]
Tumbleweed, Mayesville, KY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	353,000
Buildings, Fixtures and Improvements	823,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,176,000	[1],[2]
Accumulated Depreciation	20,000	[3],[4]
Tumbleweed, Wooster, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	342,000
Buildings, Fixtures and Improvements	799,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,141,000	[1],[2]
Accumulated Depreciation	20,000	[3],[4]
Vacant, Albemarle, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	483,000
Buildings, Fixtures and Improvements	457,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	940,000	[1],[2]
Accumulated Depreciation	13,000	[3],[4]
Velox Insurance, Woodstock, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	155,000
Buildings, Fixtures and Improvements	127,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	282,000	[1],[2]
Accumulated Depreciation	3,000	[3],[4]
Verizon Wireless, Statesville [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	207,000
Buildings, Fixtures and Improvements	459,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	666,000	[1],[2]
Accumulated Depreciation	13,000	[3],[4]
Waffle House, Roanoke, VA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	176,000
Buildings, Fixtures and Improvements	327,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	503,000	[1],[2]
Accumulated Depreciation	7,000	[3],[4]
Waffle House, Cocoa, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	150,000
Buildings, Fixtures and Improvements	279,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	429,000	[1],[2]
Accumulated Depreciation	6,000	[3],[4]
Walgreens, Denver, CO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	0
Buildings, Fixtures and Improvements	4,050,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	4,050,000	[1],[2]
Accumulated Depreciation	122,000	[3],[4]
Walgreens, Castle Rock, CO [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,581,000
Buildings, Fixtures and Improvements	3,689,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	5,270,000	[1],[2]
Accumulated Depreciation	111,000	[3],[4]
Wendy's, Columbus, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	478,000
Buildings, Fixtures and Improvements	2,209,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,687,000	[1],[2]
Accumulated Depreciation	61,000	[3],[4]
Wendy's, Owego, NY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	101,000
Buildings, Fixtures and Improvements	1,915,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,016,000	[1],[2]
Accumulated Depreciation	42,000	[3],[4]
Wendy's, Pasadena, MD [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	1,049,000
Buildings, Fixtures and Improvements	1,902,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,951,000	[1],[2]
Accumulated Depreciation	53,000	[3],[4]
Wendy's, El Paso, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	630,000
Buildings, Fixtures and Improvements	1,889,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,519,000	[1],[2]
Accumulated Depreciation	42,000	[3],[4]
Wendy's, Hamilton, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	655,000
Buildings, Fixtures and Improvements	1,848,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,503,000	[1],[2]
Accumulated Depreciation	51,000	[3],[4]
Wendy's, Columbus, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	701,000
Buildings, Fixtures and Improvements	1,787,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,488,000	[1],[2]
Accumulated Depreciation	50,000	[3],[4]
Wendy's, Kingwood, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	304,000
Buildings, Fixtures and Improvements	1,724,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,028,000	[1],[2]
Accumulated Depreciation	38,000	[3],[4]
Wendy's, Corning, NY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	191,000
Buildings, Fixtures and Improvements	1,717,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,908,000	[1],[2]
Accumulated Depreciation	38,000	[3],[4]
Wendy's, Richmond, IN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	735,000
Buildings, Fixtures and Improvements	1,716,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,451,000	[1],[2]
Accumulated Depreciation	38,000	[3],[4]
Wendy's, Albany, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	414,000
Buildings, Fixtures and Improvements	1,656,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,070,000	[1],[2]
Accumulated Depreciation	36,000	[3],[4]
Wendy's, Orange, CT [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	1,343,000
Buildings, Fixtures and Improvements	1,641,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,984,000	[1],[2]
Accumulated Depreciation	36,000	[3],[4]
Wendy's, Woodbridge, VA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	1,193,000
Buildings, Fixtures and Improvements	1,598,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,791,000	[1],[2]
Accumulated Depreciation	44,000	[3],[4]
Wendy's, Arlington, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	1,322,000
Buildings, Fixtures and Improvements	1,546,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,868,000	[1],[2]
Accumulated Depreciation	43,000	[3],[4]
Wendy's, Middletown, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	494,000
Buildings, Fixtures and Improvements	1,481,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,975,000	[1],[2]
Accumulated Depreciation	33,000	[3],[4]
Wendy's, Fairborn, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	629,000
Buildings, Fixtures and Improvements	1,468,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,097,000	[1],[2]
Accumulated Depreciation	32,000	[3],[4]
Wendy's, Lake Wales, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	975,000
Buildings, Fixtures and Improvements	1,462,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,437,000	[1],[2]
Accumulated Depreciation	32,000	[3],[4]
Wendy's, Wintersville, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	621,000
Buildings, Fixtures and Improvements	1,450,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,071,000	[1],[2]
Accumulated Depreciation	32,000	[3],[4]
Wendy's, Kenosha, WI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	965,000
Buildings, Fixtures and Improvements	1,447,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,412,000	[1],[2]
Accumulated Depreciation	32,000	[3],[4]
Wendy's, Mcminnville, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	255,000
Buildings, Fixtures and Improvements	1,443,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,698,000	[1],[2]
Accumulated Depreciation	32,000	[3],[4]
Wendy's, Centerville, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	615,000
Buildings, Fixtures and Improvements	1,434,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,049,000	[1],[2]
Accumulated Depreciation	32,000	[3],[4]
Wendy's, Emporia, VA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	631,000
Buildings, Fixtures and Improvements	1,424,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,055,000	[1],[2]
Accumulated Depreciation	39,000	[3],[4]
Wendy's, Louisville, KY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	857,000
Buildings, Fixtures and Improvements	1,421,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,278,000	[1],[2]
Accumulated Depreciation	39,000	[3],[4]
Wendy's, Kankakee, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	250,000
Buildings, Fixtures and Improvements	1,419,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,669,000	[1],[2]
Accumulated Depreciation	31,000	[3],[4]
Wendy's, Hillsboro, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	291,000
Buildings, Fixtures and Improvements	1,408,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,699,000	[1],[2]
Accumulated Depreciation	39,000	[3],[4]
Wendy's, Cincinnati, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	939,000
Buildings, Fixtures and Improvements	1,408,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,347,000	[1],[2]
Accumulated Depreciation	31,000	[3],[4]
Wendy's, Fairborn, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	604,000
Buildings, Fixtures and Improvements	1,408,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,012,000	[1],[2]
Accumulated Depreciation	31,000	[3],[4]
Wendy's, Pounding Mill, VA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	296,000
Buildings, Fixtures and Improvements	1,404,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,700,000	[1],[2]
Accumulated Depreciation	39,000	[3],[4]
Wendy's, Dublin, VA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	384,000
Buildings, Fixtures and Improvements	1,402,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,786,000	[1],[2]
Accumulated Depreciation	39,000	[3],[4]
Wendy's, Manchester, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	245,000
Buildings, Fixtures and Improvements	1,390,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,635,000	[1],[2]
Accumulated Depreciation	31,000	[3],[4]
Wendy's, Louisville, KY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	834,000
Buildings, Fixtures and Improvements	1,379,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,213,000	[1],[2]
Accumulated Depreciation	38,000	[3],[4]
Wendy's, Horseheads, NY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	72,000
Buildings, Fixtures and Improvements	1,369,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,441,000	[1],[2]
Accumulated Depreciation	30,000	[3],[4]
Wendy's, Hamilton, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	908,000
Buildings, Fixtures and Improvements	1,362,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,270,000	[1],[2]
Accumulated Depreciation	30,000	[3],[4]
Wendy's, Madison, WI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	454,000
Buildings, Fixtures and Improvements	1,362,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,816,000	[1],[2]
Accumulated Depreciation	30,000	[3],[4]
Wendy's, Hogansville, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	240,000
Buildings, Fixtures and Improvements	1,359,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,599,000	[1],[2]
Accumulated Depreciation	30,000	[3],[4]
Wendy's, Brentwood, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	339,000
Buildings, Fixtures and Improvements	1,356,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,695,000	[1],[2]
Accumulated Depreciation	30,000	[3],[4]
Wendy's, Milwaukee, WI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	338,000
Buildings, Fixtures and Improvements	1,351,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,689,000	[1],[2]
Accumulated Depreciation	30,000	[3],[4]
Wendy's, Oak Creek, WI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	577,000
Buildings, Fixtures and Improvements	1,347,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,924,000	[1],[2]
Accumulated Depreciation	30,000	[3],[4]
Wendy's, Dayton, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	723,000
Buildings, Fixtures and Improvements	1,343,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,066,000	[1],[2]
Accumulated Depreciation	30,000	[3],[4]
Wendy's, Springboro, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	891,000
Buildings, Fixtures and Improvements	1,336,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,227,000	[1],[2]
Accumulated Depreciation	29,000	[3],[4]
Wendy's, Auburn, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	718,000
Buildings, Fixtures and Improvements	1,334,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,052,000	[1],[2]
Accumulated Depreciation	29,000	[3],[4]
Wendy's, Saint Marys, WV [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	70,000
Buildings, Fixtures and Improvements	1,322,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,392,000	[1],[2]
Accumulated Depreciation	29,000	[3],[4]
Wendy's, Fairburn, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	1,076,000
Buildings, Fixtures and Improvements	1,316,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,392,000	[1],[2]
Accumulated Depreciation	29,000	[3],[4]
Wendy's, Nashville, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	328,000
Buildings, Fixtures and Improvements	1,313,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,641,000	[1],[2]
Accumulated Depreciation	29,000	[3],[4]
Wendy's, Sharpsburg, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	649,000
Buildings, Fixtures and Improvements	1,299,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,948,000	[1],[2]
Accumulated Depreciation	36,000	[3],[4]
Wendy's, Connersville, IN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	324,000
Buildings, Fixtures and Improvements	1,298,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,622,000	[1],[2]
Accumulated Depreciation	29,000	[3],[4]
Wendy's, Hamilton, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	697,000
Buildings, Fixtures and Improvements	1,295,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,992,000	[1],[2]
Accumulated Depreciation	28,000	[3],[4]
Wendy's, Kenosha, WI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	322,000
Buildings, Fixtures and Improvements	1,290,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,612,000	[1],[2]
Accumulated Depreciation	28,000	[3],[4]
Wendy's, Germantown, WI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	419,000
Buildings, Fixtures and Improvements	1,257,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,676,000	[1],[2]
Accumulated Depreciation	28,000	[3],[4]
Wendy's, Endicott, NY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	313,000
Buildings, Fixtures and Improvements	1,253,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,566,000	[1],[2]
Accumulated Depreciation	28,000	[3],[4]
Wendy's, Parkersburg, WV [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	311,000
Buildings, Fixtures and Improvements	1,243,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,554,000	[1],[2]
Accumulated Depreciation	27,000	[3],[4]
Wendy's, Fitchburg, WI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	662,000
Buildings, Fixtures and Improvements	1,230,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,892,000	[1],[2]
Accumulated Depreciation	27,000	[3],[4]
Wendy's, Louisville, KY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	532,000
Buildings, Fixtures and Improvements	1,221,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,753,000	[1],[2]
Accumulated Depreciation	34,000	[3],[4]
Wendy's, Corpus Christi, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	646,000
Buildings, Fixtures and Improvements	1,199,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,845,000	[1],[2]
Accumulated Depreciation	26,000	[3],[4]
Wendy's, Fort Smith, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	195,000
Buildings, Fixtures and Improvements	1,186,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,381,000	[1],[2]
Accumulated Depreciation	33,000	[3],[4]
Wendy's, Columbus, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	743,000
Buildings, Fixtures and Improvements	1,185,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,928,000	[1],[2]
Accumulated Depreciation	33,000	[3],[4]
Wendy's, Phenix City, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	529,000
Buildings, Fixtures and Improvements	1,178,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,707,000	[1],[2]
Accumulated Depreciation	33,000	[3],[4]
Wendy's, Millville, NJ [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	373,000
Buildings, Fixtures and Improvements	1,169,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,542,000	[1],[2]
Accumulated Depreciation	32,000	[3],[4]
Wendy's, El Dorado, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	413,000
Buildings, Fixtures and Improvements	1,151,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,564,000	[1],[2]
Accumulated Depreciation	32,000	[3],[4]
Wendy's, Greenfield, WI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	487,000
Buildings, Fixtures and Improvements	1,137,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,624,000	[1],[2]
Accumulated Depreciation	25,000	[3],[4]
Wendy's, Middletown, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	755,000
Buildings, Fixtures and Improvements	1,133,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,888,000	[1],[2]
Accumulated Depreciation	25,000	[3],[4]
Wendy's, Fairmont, WV [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	224,000
Buildings, Fixtures and Improvements	1,119,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,343,000	[1],[2]
Accumulated Depreciation	31,000	[3],[4]
Wendy's, Sayre, PA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	372,000
Buildings, Fixtures and Improvements	1,115,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,487,000	[1],[2]
Accumulated Depreciation	25,000	[3],[4]
Wendy's, Nashville, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	592,000
Buildings, Fixtures and Improvements	1,100,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,692,000	[1],[2]
Accumulated Depreciation	24,000	[3],[4]
Wendy's, Murfreesboro, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	586,000
Buildings, Fixtures and Improvements	1,088,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,674,000	[1],[2]
Accumulated Depreciation	24,000	[3],[4]
Wendy's, Miamisburg, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	888,000
Buildings, Fixtures and Improvements	1,086,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,974,000	[1],[2]
Accumulated Depreciation	24,000	[3],[4]
Wendy's, Auburn, NY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	465,000
Buildings, Fixtures and Improvements	1,085,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,550,000	[1],[2]
Accumulated Depreciation	24,000	[3],[4]
Wendy's, West Allis, WI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	583,000
Buildings, Fixtures and Improvements	1,083,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,666,000	[1],[2]
Accumulated Depreciation	24,000	[3],[4]
Wendy's, Bourbonnais, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	346,000
Buildings, Fixtures and Improvements	1,039,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,385,000	[1],[2]
Accumulated Depreciation	23,000	[3],[4]
Wendy's, Stuttgart, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	67,000
Buildings, Fixtures and Improvements	1,038,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,105,000	[1],[2]
Accumulated Depreciation	29,000	[3],[4]
Wendy's, Baltimore, MD [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	904,000
Buildings, Fixtures and Improvements	1,036,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,940,000	[1],[2]
Accumulated Depreciation	29,000	[3],[4]
Wendy's, Lancaster, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	552,000
Buildings, Fixtures and Improvements	1,025,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,577,000	[1],[2]
Accumulated Depreciation	23,000	[3],[4]
Wendy's, Pine Bluff, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	221,000
Buildings, Fixtures and Improvements	1,022,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,243,000	[1],[2]
Accumulated Depreciation	28,000	[3],[4]
Wendy's, Benton, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	478,000
Buildings, Fixtures and Improvements	1,018,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,496,000	[1],[2]
Accumulated Depreciation	28,000	[3],[4]
Wendy's, Fort Smith, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	63,000
Buildings, Fixtures and Improvements	1,016,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,079,000	[1],[2]
Accumulated Depreciation	28,000	[3],[4]
Wendy's, Milwaukee, WI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	436,000
Buildings, Fixtures and Improvements	1,016,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,452,000	[1],[2]
Accumulated Depreciation	22,000	[3],[4]
Wendy's, Sheboygan, WI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	676,000
Buildings, Fixtures and Improvements	1,014,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,690,000	[1],[2]
Accumulated Depreciation	22,000	[3],[4]
Wendy's, Saint Bernard, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	432,000
Buildings, Fixtures and Improvements	1,009,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,441,000	[1],[2]
Accumulated Depreciation	22,000	[3],[4]
Wendy's, Lebanon, VA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	431,000
Buildings, Fixtures and Improvements	1,006,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,437,000	[1],[2]
Accumulated Depreciation	22,000	[3],[4]
Wendy's, Mokena, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	665,000
Buildings, Fixtures and Improvements	997,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,662,000	[1],[2]
Accumulated Depreciation	22,000	[3],[4]
Wendy's, Richmond, IN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	661,000
Buildings, Fixtures and Improvements	992,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,653,000	[1],[2]
Accumulated Depreciation	22,000	[3],[4]
Wendy's, Birmingham, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	562,000
Buildings, Fixtures and Improvements	990,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,552,000	[1],[2]
Accumulated Depreciation	27,000	[3],[4]
Wendy's, Ponca City, OK [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	529,000
Buildings, Fixtures and Improvements	983,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,512,000	[1],[2]
Accumulated Depreciation	22,000	[3],[4]
Wendy's, South Hill, VA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	313,000
Buildings, Fixtures and Improvements	976,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,289,000	[1],[2]
Accumulated Depreciation	27,000	[3],[4]
Wendy's, Hillsville, VA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	324,000
Buildings, Fixtures and Improvements	973,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,297,000	[1],[2]
Accumulated Depreciation	21,000	[3],[4]
Wendy's, Fairfiled, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	794,000
Buildings, Fixtures and Improvements	971,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,765,000	[1],[2]
Accumulated Depreciation	21,000	[3],[4]
Wendy's, Janesville, WI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	647,000
Buildings, Fixtures and Improvements	971,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,618,000	[1],[2]
Accumulated Depreciation	21,000	[3],[4]
Wendy's, Parkersburg, WV [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	241,000
Buildings, Fixtures and Improvements	964,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,205,000	[1],[2]
Accumulated Depreciation	21,000	[3],[4]
Wendy's, Joliet, IL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	642,000
Buildings, Fixtures and Improvements	963,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,605,000	[1],[2]
Accumulated Depreciation	21,000	[3],[4]
Wendy's, Cortland, NY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	635,000
Buildings, Fixtures and Improvements	952,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,587,000	[1],[2]
Accumulated Depreciation	21,000	[3],[4]
Wendy's, Norwich, CT [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	703,000
Buildings, Fixtures and Improvements	937,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,640,000	[1],[2]
Accumulated Depreciation	26,000	[3],[4]
Wendy's, Minden, LA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	182,000
Buildings, Fixtures and Improvements	936,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,118,000	[1],[2]
Accumulated Depreciation	26,000	[3],[4]
Wendy's, Bowling Green, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	502,000
Buildings, Fixtures and Improvements	932,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,434,000	[1],[2]
Accumulated Depreciation	20,000	[3],[4]
Wendy's, Beloit, WI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	1,138,000
Buildings, Fixtures and Improvements	931,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,069,000	[1],[2]
Accumulated Depreciation	20,000	[3],[4]
Wendy's, West Chester, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	616,000
Buildings, Fixtures and Improvements	924,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,540,000	[1],[2]
Accumulated Depreciation	20,000	[3],[4]
Wendy's, Morrow, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	755,000
Buildings, Fixtures and Improvements	922,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,677,000	[1],[2]
Accumulated Depreciation	20,000	[3],[4]
Wendy's, Middletown, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	752,000
Buildings, Fixtures and Improvements	920,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,672,000	[1],[2]
Accumulated Depreciation	20,000	[3],[4]
Wendy's, Rogers, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	579,000
Buildings, Fixtures and Improvements	912,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,491,000	[1],[2]
Accumulated Depreciation	25,000	[3],[4]
Wendy's, Searcy, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	247,000
Buildings, Fixtures and Improvements	905,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,152,000	[1],[2]
Accumulated Depreciation	25,000	[3],[4]
Wendy's, Groton, CT [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,099,000
Buildings, Fixtures and Improvements	900,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,999,000	[1],[2]
Accumulated Depreciation	20,000	[3],[4]
Wendy's, Anderson, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	734,000
Buildings, Fixtures and Improvements	897,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,631,000	[1],[2]
Accumulated Depreciation	20,000	[3],[4]
Wendy's, Wytheville, VA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	598,000
Buildings, Fixtures and Improvements	897,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,495,000	[1],[2]
Accumulated Depreciation	20,000	[3],[4]
Wendy's, Springdale, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	323,000
Buildings, Fixtures and Improvements	896,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,219,000	[1],[2]
Accumulated Depreciation	25,000	[3],[4]
Wendy's, Pendleton, IN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	448,000
Buildings, Fixtures and Improvements	895,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,343,000	[1],[2]
Accumulated Depreciation	25,000	[3],[4]
Wendy's, Enid, OK [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	158,000
Buildings, Fixtures and Improvements	893,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,051,000	[1],[2]
Accumulated Depreciation	20,000	[3],[4]
Wendy's, Buckhannon, WV [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	157,000
Buildings, Fixtures and Improvements	890,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,047,000	[1],[2]
Accumulated Depreciation	20,000	[3],[4]
Wendy's, Parkersburg, WV [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	295,000
Buildings, Fixtures and Improvements	885,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,180,000	[1],[2]
Accumulated Depreciation	19,000	[3],[4]
Wendy's, Binghamton, NY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	293,000
Buildings, Fixtures and Improvements	879,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,172,000	[1],[2]
Accumulated Depreciation	19,000	[3],[4]
Wendy's, Little Rock, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	278,000
Buildings, Fixtures and Improvements	878,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,156,000	[1],[2]
Accumulated Depreciation	24,000	[3],[4]
Wendy's, Batesville, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	155,000
Buildings, Fixtures and Improvements	878,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,033,000	[1],[2]
Accumulated Depreciation	19,000	[3],[4]
Wendy's, Buckeye Lake, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	864,000
Buildings, Fixtures and Improvements	877,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,741,000	[1],[2]
Accumulated Depreciation	24,000	[3],[4]
Wendy's, Ripley, WV [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	273,000
Buildings, Fixtures and Improvements	871,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,144,000	[1],[2]
Accumulated Depreciation	24,000	[3],[4]
Wendy's, West Carrollton, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	708,000
Buildings, Fixtures and Improvements	865,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,573,000	[1],[2]
Accumulated Depreciation	19,000	[3],[4]
Wendy's, Whitehall, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	716,000
Buildings, Fixtures and Improvements	863,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,579,000	[1],[2]
Accumulated Depreciation	24,000	[3],[4]
Wendy's, North Myrtle Beach, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	464,000
Buildings, Fixtures and Improvements	861,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,325,000	[1],[2]
Accumulated Depreciation	19,000	[3],[4]
Wendy's, Hayes, VA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	304,000
Buildings, Fixtures and Improvements	859,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,163,000	[1],[2]
Accumulated Depreciation	24,000	[3],[4]
Wendy's, Lynn Haven, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	446,000
Buildings, Fixtures and Improvements	852,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,298,000	[1],[2]
Accumulated Depreciation	24,000	[3],[4]
Wendy's, Panama City, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	445,000
Buildings, Fixtures and Improvements	837,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,282,000	[1],[2]
Accumulated Depreciation	23,000	[3],[4]
Wendy's, Conway, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	482,000
Buildings, Fixtures and Improvements	833,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,315,000	[1],[2]
Accumulated Depreciation	23,000	[3],[4]
Wendy's, Fayetteville, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	408,000
Buildings, Fixtures and Improvements	830,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,238,000	[1],[2]
Accumulated Depreciation	23,000	[3],[4]
Wendy's, Payson, AZ [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	679,000
Buildings, Fixtures and Improvements	829,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,508,000	[1],[2]
Accumulated Depreciation	18,000	[3],[4]
Wendy's, Springdale, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	410,000
Buildings, Fixtures and Improvements	821,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,231,000	[1],[2]
Accumulated Depreciation	23,000	[3],[4]
Wendy's, Bridgeport, WV [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	273,000
Buildings, Fixtures and Improvements	818,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,091,000	[1],[2]
Accumulated Depreciation	18,000	[3],[4]
Wendy's, Milwaukee, WI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	810,000
Buildings, Fixtures and Improvements	810,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,620,000	[1],[2]
Accumulated Depreciation	18,000	[3],[4]
Wendy's, Burlington, WA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	425,000
Buildings, Fixtures and Improvements	806,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,231,000	[1],[2]
Accumulated Depreciation	22,000	[3],[4]
Wendy's, Baltimore, MD [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	760,000
Buildings, Fixtures and Improvements	802,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,562,000	[1],[2]
Accumulated Depreciation	22,000	[3],[4]
Wendy's, The Dalles, OR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	201,000
Buildings, Fixtures and Improvements	802,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,003,000	[1],[2]
Accumulated Depreciation	18,000	[3],[4]
Wendy's, Eatontown, NJ [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	651,000
Buildings, Fixtures and Improvements	796,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,447,000	[1],[2]
Accumulated Depreciation	17,000	[3],[4]
Wendy's, Baton Rouge, LA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	316,000
Buildings, Fixtures and Improvements	782,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,098,000	[1],[2]
Accumulated Depreciation	22,000	[3],[4]
Wendy's, Douglasville, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	605,000
Buildings, Fixtures and Improvements	776,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,381,000	[1],[2]
Accumulated Depreciation	21,000	[3],[4]
Wendy's, Lithia Springs, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	668,000
Buildings, Fixtures and Improvements	774,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,442,000	[1],[2]
Accumulated Depreciation	21,000	[3],[4]
Wendy's, Little Rock, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	773,000
Buildings, Fixtures and Improvements	773,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,546,000	[1],[2]
Accumulated Depreciation	17,000	[3],[4]
Wendy's, West Chester, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	944,000
Buildings, Fixtures and Improvements	772,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,716,000	[1],[2]
Accumulated Depreciation	17,000	[3],[4]
Wendy's, Titusville, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	414,000
Buildings, Fixtures and Improvements	770,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,184,000	[1],[2]
Accumulated Depreciation	17,000	[3],[4]
Wendy's, Titusville, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	415,000
Buildings, Fixtures and Improvements	761,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,176,000	[1],[2]
Accumulated Depreciation	21,000	[3],[4]
Wendy's, Crossville, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	190,000
Buildings, Fixtures and Improvements	760,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	950,000	[1],[2]
Accumulated Depreciation	17,000	[3],[4]
Wendy's, Anderson, IN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	505,000
Buildings, Fixtures and Improvements	757,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,262,000	[1],[2]
Accumulated Depreciation	17,000	[3],[4]
Wendy's, Van Buren, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	197,000
Buildings, Fixtures and Improvements	748,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	945,000	[1],[2]
Accumulated Depreciation	21,000	[3],[4]
Wendy's, New Berlin, WI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	903,000
Buildings, Fixtures and Improvements	739,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,642,000	[1],[2]
Accumulated Depreciation	16,000	[3],[4]
Wendy's, Anderson, IN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	872,000
Buildings, Fixtures and Improvements	736,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,608,000	[1],[2]
Accumulated Depreciation	20,000	[3],[4]
Wendy's, Madison Heights, MI [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	198,000
Buildings, Fixtures and Improvements	725,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	923,000	[1],[2]
Accumulated Depreciation	20,000	[3],[4]
Wendy's, Savannah, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	720,000
Buildings, Fixtures and Improvements	720,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,440,000	[1],[2]
Accumulated Depreciation	16,000	[3],[4]
Wendy's, Anderson, IN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	584,000
Buildings, Fixtures and Improvements	713,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,297,000	[1],[2]
Accumulated Depreciation	16,000	[3],[4]
Wendy's, Bentonville, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	648,000
Buildings, Fixtures and Improvements	708,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,356,000	[1],[2]
Accumulated Depreciation	20,000	[3],[4]
Wendy's, Anderson, IN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	859,000
Buildings, Fixtures and Improvements	708,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,567,000	[1],[2]
Accumulated Depreciation	20,000	[3],[4]
Wendy's, Cabot, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	524,000
Buildings, Fixtures and Improvements	707,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,231,000	[1],[2]
Accumulated Depreciation	20,000	[3],[4]
Wendy's, Mechanicsville, VA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	521,000
Buildings, Fixtures and Improvements	704,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,225,000	[1],[2]
Accumulated Depreciation	20,000	[3],[4]
Wendy's, Vienna, WV [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	301,000
Buildings, Fixtures and Improvements	702,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,003,000	[1],[2]
Accumulated Depreciation	15,000	[3],[4]
Wendy's, Melbourne, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	550,000
Buildings, Fixtures and Improvements	681,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,231,000	[1],[2]
Accumulated Depreciation	19,000	[3],[4]
Wendy's, Titon Falls, NJ [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	874,000
Buildings, Fixtures and Improvements	671,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,545,000	[1],[2]
Accumulated Depreciation	19,000	[3],[4]
Wendy's, Creedmoor, NC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	533,000
Buildings, Fixtures and Improvements	663,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,196,000	[1],[2]
Accumulated Depreciation	18,000	[3],[4]
Wendy's, Little Rock, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	532,000
Buildings, Fixtures and Improvements	650,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,182,000	[1],[2]
Accumulated Depreciation	14,000	[3],[4]
Wendy's, Russellville, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	356,000
Buildings, Fixtures and Improvements	638,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	994,000	[1],[2]
Accumulated Depreciation	18,000	[3],[4]
Wendy's, Arkadelphia, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	225,000
Buildings, Fixtures and Improvements	633,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	858,000	[1],[2]
Accumulated Depreciation	18,000	[3],[4]
Wendy's, Greenville, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	516,000
Buildings, Fixtures and Improvements	631,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,147,000	[1],[2]
Accumulated Depreciation	14,000	[3],[4]
Wendy's, San Antonio, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	268,000
Buildings, Fixtures and Improvements	630,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	898,000	[1],[2]
Accumulated Depreciation	17,000	[3],[4]
Wendy's, Christiansburg, VA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	416,000
Buildings, Fixtures and Improvements	624,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,040,000	[1],[2]
Accumulated Depreciation	14,000	[3],[4]
Wendy's, Little Rock, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	990,000
Buildings, Fixtures and Improvements	623,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,613,000	[1],[2]
Accumulated Depreciation	17,000	[3],[4]
Wendy's, Woodbridge, VA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	521,000
Buildings, Fixtures and Improvements	615,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,136,000	[1],[2]
Accumulated Depreciation	17,000	[3],[4]
Wendy's, Indialantic, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	592,000
Buildings, Fixtures and Improvements	614,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,206,000	[1],[2]
Accumulated Depreciation	17,000	[3],[4]
Wendy's, North Haven, CT [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	729,000
Buildings, Fixtures and Improvements	610,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,339,000	[1],[2]
Accumulated Depreciation	17,000	[3],[4]
Wendy's, Conway, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	478,000
Buildings, Fixtures and Improvements	594,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,072,000	[1],[2]
Accumulated Depreciation	16,000	[3],[4]
Wendy's, Anniston, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	454,000
Buildings, Fixtures and Improvements	591,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,045,000	[1],[2]
Accumulated Depreciation	16,000	[3],[4]
Wendy's, Merritt Island, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	720,000
Buildings, Fixtures and Improvements	589,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,309,000	[1],[2]
Accumulated Depreciation	13,000	[3],[4]
Wendy's, Bryant, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	529,000
Buildings, Fixtures and Improvements	575,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,104,000	[1],[2]
Accumulated Depreciation	16,000	[3],[4]
Wendy's, Spartanburg, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	699,000
Buildings, Fixtures and Improvements	572,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,271,000	[1],[2]
Accumulated Depreciation	13,000	[3],[4]
Wendy's, Port Orange, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	695,000
Buildings, Fixtures and Improvements	569,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,264,000	[1],[2]
Accumulated Depreciation	13,000	[3],[4]
Wendy's, Cocoa, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	249,000
Buildings, Fixtures and Improvements	567,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	816,000	[1],[2]
Accumulated Depreciation	16,000	[3],[4]
Wendy's, Ormond Beach, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	626,000
Buildings, Fixtures and Improvements	561,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,187,000	[1],[2]
Accumulated Depreciation	16,000	[3],[4]
Wendy's, North Tazewell, VA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	124,000
Buildings, Fixtures and Improvements	560,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	684,000	[1],[2]
Accumulated Depreciation	16,000	[3],[4]
Wendy's, Stockbridge, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	480,000
Buildings, Fixtures and Improvements	558,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,038,000	[1],[2]
Accumulated Depreciation	15,000	[3],[4]
Wendy's, North Little Rock, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	420,000
Buildings, Fixtures and Improvements	551,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	971,000	[1],[2]
Accumulated Depreciation	15,000	[3],[4]
Wendy's, Memphis, TN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	227,000
Buildings, Fixtures and Improvements	530,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	757,000	[1],[2]
Accumulated Depreciation	12,000	[3],[4]
Wendy's, Panama City, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	461,000
Buildings, Fixtures and Improvements	529,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	990,000	[1],[2]
Accumulated Depreciation	15,000	[3],[4]
Wendy's, Tallahassee, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	952,000
Buildings, Fixtures and Improvements	514,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,466,000	[1],[2]
Accumulated Depreciation	14,000	[3],[4]
Wendy's, Austell, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	383,000
Buildings, Fixtures and Improvements	506,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	889,000	[1],[2]
Accumulated Depreciation	14,000	[3],[4]
Wendy's, Indianapolis, IN [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	214,000
Buildings, Fixtures and Improvements	505,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	719,000	[1],[2]
Accumulated Depreciation	14,000	[3],[4]
Wendy's, Tallahassee, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	855,000
Buildings, Fixtures and Improvements	505,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,360,000	[1],[2]
Accumulated Depreciation	14,000	[3],[4]
Wendy's, Ormond Beach, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	503,000
Buildings, Fixtures and Improvements	503,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,006,000	[1],[2]
Accumulated Depreciation	11,000	[3],[4]
Wendy's, Little Rock, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	501,000
Buildings, Fixtures and Improvements	501,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,002,000	[1],[2]
Accumulated Depreciation	11,000	[3],[4]
Wendy's, Bellevue, NE [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	338,000
Buildings, Fixtures and Improvements	484,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	822,000	[1],[2]
Accumulated Depreciation	13,000	[3],[4]
Wendy's, Eastman, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	258,000
Buildings, Fixtures and Improvements	473,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	731,000	[1],[2]
Accumulated Depreciation	13,000	[3],[4]
Wendy's, Little Rock, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	605,000
Buildings, Fixtures and Improvements	463,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,068,000	[1],[2]
Accumulated Depreciation	13,000	[3],[4]
Wendy's, Fayetteville, AR1 [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	463,000
Buildings, Fixtures and Improvements	463,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	926,000	[1],[2]
Accumulated Depreciation	10,000	[3],[4]
Wendy's, San Antonio, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	410,000
Buildings, Fixtures and Improvements	451,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	861,000	[1],[2]
Accumulated Depreciation	13,000	[3],[4]
Wendy's, Columbia, SC [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	425,000
Buildings, Fixtures and Improvements	438,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	863,000	[1],[2]
Accumulated Depreciation	12,000	[3],[4]
Wendy's, Brunswick, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	306,000
Buildings, Fixtures and Improvements	435,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	741,000	[1],[2]
Accumulated Depreciation	12,000	[3],[4]
Wendy's, Pine Bluff, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	105,000
Buildings, Fixtures and Improvements	433,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	538,000	[1],[2]
Accumulated Depreciation	12,000	[3],[4]
Wendy's, South Daytona, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	531,000
Buildings, Fixtures and Improvements	432,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	963,000	[1],[2]
Accumulated Depreciation	12,000	[3],[4]
Wendy's, Starke, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	383,000
Buildings, Fixtures and Improvements	419,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	802,000	[1],[2]
Accumulated Depreciation	12,000	[3],[4]
Wendy's, Smyna, GA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	693,000
Buildings, Fixtures and Improvements	416,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,109,000	[1],[2]
Accumulated Depreciation	12,000	[3],[4]
Wendy's, Hot Springs, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	593,000
Buildings, Fixtures and Improvements	395,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	988,000	[1],[2]
Accumulated Depreciation	9,000	[3],[4]
Wendy's, New Smyna Beach, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	476,000
Buildings, Fixtures and Improvements	394,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	870,000	[1],[2]
Accumulated Depreciation	11,000	[3],[4]
Wendy's, San Antonio, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	320,000
Buildings, Fixtures and Improvements	320,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	640,000	[1],[2]
Accumulated Depreciation	9,000	[3],[4]
Wendy's, Suitland, MD [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	332,000
Buildings, Fixtures and Improvements	275,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	607,000	[1],[2]
Accumulated Depreciation	8,000	[3],[4]
Wendy's, Landover, MD [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	340,000
Buildings, Fixtures and Improvements	267,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	607,000	[1],[2]
Accumulated Depreciation	7,000	[3],[4]
Wendy's, Springs, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	217,000
Buildings, Fixtures and Improvements	266,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	483,000	[1],[2]
Accumulated Depreciation	6,000	[3],[4]
Wendy's, Little Rock, AR [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	762,000
Buildings, Fixtures and Improvements	258,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,020,000	[1],[2]
Accumulated Depreciation	7,000	[3],[4]
Wendy's, Titusville, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	528,000
Buildings, Fixtures and Improvements	239,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	767,000	[1],[2]
Accumulated Depreciation	7,000	[3],[4]
Wendy's, Homewood, AL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	995,000
Buildings, Fixtures and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	995,000	[1],[2]
Accumulated Depreciation	0	[3],[4]
Wendy's, Columbia, SC1 [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,368,000
Buildings, Fixtures and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,368,000	[1],[2]
Accumulated Depreciation	0	[3],[4]
Wendy's, Edmond, OK [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	791,000
Buildings, Fixtures and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	791,000	[1],[2]
Accumulated Depreciation	0	[3],[4]
West Fork Roadhouse, Youngstown, OH [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	139,000
Buildings, Fixtures and Improvements	232,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	371,000	[1],[2]
Accumulated Depreciation	7,000	[3],[4]
Whataburger, El Campo, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	693,000
Buildings, Fixtures and Improvements	1,013,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,706,000	[1],[2]
Accumulated Depreciation	28,000	[3],[4]
Whataburger, Edina, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	290,000
Buildings, Fixtures and Improvements	869,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,159,000	[1],[2]
Accumulated Depreciation	19,000	[3],[4]
Whataburger, Lubbock, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	432,000
Buildings, Fixtures and Improvements	647,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,079,000	[1],[2]
Accumulated Depreciation	14,000	[3],[4]
Whataburger, Ingleside, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	1,106,000
Buildings, Fixtures and Improvements	474,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,580,000	[1],[2]
Accumulated Depreciation	10,000	[3],[4]
Williams Fried Chicken, Garland, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	265,000
Buildings, Fixtures and Improvements	137,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	402,000	[1],[2]
Accumulated Depreciation	4,000	[3],[4]
Winn DIxie, Jacksonville, FL [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	4,360,000
Buildings, Fixtures and Improvements	82,825,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	87,185,000	[1],[2]
Accumulated Depreciation	2,736,000	[3],[4]
Zebb's, Amherst, NY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	150,000
Buildings, Fixtures and Improvements	1,347,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,497,000	[1],[2]
Accumulated Depreciation	33,000	[3],[4]
Zebb's, Orchard Park, NY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	69,000
Buildings, Fixtures and Improvements	1,320,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,389,000	[1],[2]
Accumulated Depreciation	33,000	[3],[4]
Zebb's, Rochester, NY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	126,000
Buildings, Fixtures and Improvements	1,137,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,263,000	[1],[2]
Accumulated Depreciation	28,000	[3],[4]
Zebb's, New Hartford, NY [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	122,000
Buildings, Fixtures and Improvements	1,095,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	1,217,000	[1],[2]
Accumulated Depreciation	27,000	[3],[4]
Z'Tejas Gill, Austin, TX [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0	[15]
Land	837,000
Buildings, Fixtures and Improvements	1,797,000
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	2,634,000	[1],[2]
Accumulated Depreciation	52,000	[3],[4]
Capitalized Land Values on DFL's [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Land	6,932,000
Buildings, Fixtures and Improvements	0
Costs Capitalized Subsequent to Acquisition	0
Gross Amount	6,932,000	[1],[2]
Accumulated Depreciation	0	[3],[4]
Cross Collateralized Mortgages and Credit Facilities [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	2,152,878,000
Mortgages [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Secured Debt	1,258,661,000		265,118,000
Senior Corporate Credit Facility [Member] | Mortgages [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Secured Debt	1,060,000,000
Secured Credit Facility [Member] | Mortgages [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Secured Debt	150,000,000
Mortgage Note One [Member] | Mortgages [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Secured Debt	54,300,000
Mortgage Note Two [Member] | Mortgages [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Secured Debt	48,500,000
Mortgage Note Three [Member] | Mortgages [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Secured Debt	36,600,000
Mortgage Note Four [Member] | Mortgages [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Secured Debt	12,300,000
Mortgage Note Five [Member] | Mortgages [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Secured Debt	15,000,000
Mortgage Note Six [Member] | Mortgages [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Secured Debt	4,500,000
Mortgage Note Seven [Member] | Mortgages [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Secured Debt	11,900,000
Building [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule III, Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Minimum [Member] | Furniture and Fixtures [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule III, Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Maximum [Member] | Furniture and Fixtures [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule III, Real Estate and Accumulated Depreciation, Life Used for Depreciation	15 years
Unsecured Debt [Member] | Mortgages [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Secured Debt	2,420,000,000
Unsecured Debt [Member] | Senior Corporate Facility [Member] | Mortgages [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Secured Debt	760,000,000
Maximum borrowing capacity	800,000,000
Wells Fargo [Member] | Secured Debt [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Maximum borrowing capacity	$ 150,000,000

[1]	The tax basis of aggregate land, buildings and improvements as of December 31, 2013 was $5.1 million.
[2]	Acquired intangible lease assets allocated to individual properties in the amount of $758.4 million are not reflected in the table above.
[3]	Depreciation is computed using the straight-line method over the estimated useful lives of up to forty years for buildings, five to fifteen years for building fixtures and improvements.
[4]	The accumulated depreciation column excludes $48.1 million of amortization associated with acquired intangible lease assets.
[5]	These properties collateralize a senior corporate credit facility of up to $2.42 billion, which had $1.06 billion outstanding as of December 31, 2013.
[6]	These properties collateralize a $150.0 million secured credit facility, which had $150.0 million outstanding as of December 31, 2013.
[7]	These properties collateralize a $4.5 million mortgage note payable of which $4.5 million was outstanding as of December 31, 2013.
[8]	These properties collateralize a $54.3 million mortgage note payable of which $54.3 million was outstanding as of December 31, 2013.
[9]	These properties collateralize a $15.0 million mortgage note payable of which $15.0 million was outstanding as of December 31, 2013.
[10]	These properties collateralize a $11.9 million mortgage note payable of which $11.9 million was outstanding as of December 31, 2013.
[11]	These properties collateralize a $36.6 million mortgage note payable of which $36.6 million was outstanding as of December 31, 2013.
[12]	These properties collateralize a $12.3 million mortgage note payable of which $12.3 million was outstanding as of December 31, 2013.
[13]	These properties collateralize a $48.5 million mortgage note payable of which $48.5 million was outstanding as of December 31, 2013.
[14]	Excludes 50 properties comprised of $66.1 million of net investments subject to direct financing leases.
[15]	These properties collateralize a senior corporate facility of up to $800.0 million, which had $760.0 million outstanding as of December 31, 2013.